As filed with the Securities and Exchange	Registration No. 333-120636
Commission on April 9, 2012	Registration No. 811-09002
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-4
Post-Effective Amendment No. 15 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Separate Account N of
ReliaStar Life Insurance Company (formerly Separate Account One of Northern Life Insurance Company)
20 Washington Avenue South, Minneapolis, Minnesota 55401
Depositor’s Telephone Number, including Area Code: (860) 580-2824
J. Neil McMurdie, Senior Counsel ReliaStar Life Insurance Company One Orange Way, C2N, Windsor, CT 06095-4774 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration Statement
It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 30, 2012 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Individual Fixed and Variable Deferred Annuity Contracts

PART A

ReliaStar Life Insurance Company and its Separate Account N

ING ENCORE/ING ENCORE FLEX

Supplement dated April 30, 2012 to the Contract Prospectus, dated April 30, 2012

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

NOTICE OF AND IMPORTANT INFORMATION REGARDING AN UPCOMING FUND REORGANIZATION

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the ING Artio Foreign Portfolio.

On January 12, 2012, the Board of Trustees of ING Investors Trust approved a proposal to reorganize the ING Artio
Foreign Portfolio. Subject to shareholder approval, effective on or about July 21, 2012 (the “Reorganization Effective
Date”), the ING Artio Foreign Portfolio (the “Merging Fund”) will be reorganized and will merge with and into the following “Surviving Fund.”

Merging Fund	Surviving Fund
ING Artio Foreign Portfolio (Class S2)	ING Templeton Foreign Equity Portfolio (Class S)

•	Prior to the Reorganization Effective Date, you may transfer amounts allocated to the subaccount that invests in the
Merging Fund to any other available subaccount or to any available fixed interest option. See the “TRANSFERS”
section of your Contract Prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.
•	On the Reorganization Effective Date, your investment in the subaccount that invests in the Merging Fund will automatically become an investment in the subaccount that invests in the corresponding Surviving Fund with an equal total net asset value.
•	On the Reorganization Effective Date, all existing account balances invested in Class S-2 shares of the ING Artio
Foreign Portfolio will automatically become investments in the subaccount that invests in Class S shares of the ING
Templeton Foreign Equity Portfolio. Class S shares have lower total fund expenses than Class S-2 shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.
•	Unless you provide us with alternative allocation instructions, after the Reorganization Effective Date all allocations directed to the subaccount that invests in the Merging Fund will be automatically allocated to the subaccount that invests in the corresponding Surviving Fund. You may give us alternative allocation instructions at any time by contacting our Administrative Service Center at: ING Service Center, P.O. Box 5050, Minot, ND, 58702-5050,
1-877-884-5050.
•	After the Reorganization Effective Date, the Merging Fund will no longer exist and all references to it in the Contract Prospectus will be replaced by the corresponding Surviving Fund.
•	The minimum and maximum “Total Annual Fund Operating Expenses” shown in the Contract Prospectus will not change as a result of the upcoming fund reorganization. Consequently, there will be no change to the “Maximum
Fund Fees and Expenses Examples” shown in the Contract Prospectus.
•	You will not incur any fees or charges or any tax liability because of the upcoming fund reorganization.
•	Information about the investment advisers/subadvisers and the investment objective(s) of the Merging Fund and the Surviving Fund, can be found in an appendix to your Contract Prospectus.

Page 1 of 2 April 2012

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting your local representative or by writing or calling us at our Administrative
Service Center at:

ING Service Center P.O. Box 5050 Minot, North Dakota 58702-5050 1-877-884-5050

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Page 2 of 2	April 2012

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N ING ENCORE/ENCORE FLEX CONTRACT PROSPECTUS – APRIL 30, 2012

The Contracts. The contracts described in this prospectus are individual fixed and variable deferred annuity contracts issued by ReliaStar Life Insurance Company (the “Company,” “we,” “us,” “our”). Prior to
March 29, 2010, we issued two series of contracts, the flexible premium series, designed mainly for modal purchase payments, and the transfer premium series, designed mainly for large transfers and/or purchase payments. Effective
March 29, 2010, only the flexible premium series contracts are available for purchase. They are issued to you, the contract owner, on a nonqualified basis (“nonqualified contracts”), or in connection with retirement arrangements qualifying for special treatment under section 403(b) (“403(b) contracts”) or section 408 (“IRA contracts”) of the
Internal Revenue Code of 1986, as amended (“Tax Code”).

Why Reading this Prospectus Is Important. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if a contract is right for you.
Please read this prospectus carefully and keep it for future reference.

Investment Options. The contracts offer variable investment options and up to two fixed interest options. Fixed
Account D is only available with flexible premium series contracts. When we establish your account(s), the contract holder (generally the person to whom we issue the contract) or you instruct us to direct purchase payments to any of the available options. Some investment options may be unavailable through certain contracts or plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account
N, a separate account of the Company (the “separate account”). Each subaccount invests in one of the mutual funds listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks.
Information about the risks of investing in the funds is located in “INVESTMENT OPTIONS” on page 12 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Options.
• Fixed Account D (available only for flexible premium series contracts)
• DCA Fixed Account (for dollar cost averaging only)

Except as specifically mentioned, this prospectus describes only the investment options offered through Separate
Account N. However, we describe the fixed interest options in Appendix I to this prospectus.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“CONTRACT DISTRIBUTION” for further information about the amount of compensation we pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the April 30, 2012 Statement of Additional Information (“SAI”) free of charge by indicating your request on your enrollment materials or by writing to us at the address listed in
“CONTRACT OVERVIEW–Questions: Contacting the Company.” You may also obtain a prospectus or an
SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov.
Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public
Reference Branch. Information on the operation of the SEC Public Reference Branch may be obtained by calling
1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov, or by writing to SEC Public Reference
Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-120636. The SAI table of contents is listed on page
55 of this prospectus. The SAI is incorporated into this prospectus by reference.

PRO.120636-12

CONTRACT PROSPECTUS - APRIL 30, 2012 (continued)

The Funds

American Funds – Growth Fund (Class 2)	ING Marsico Growth Portfolio (Class S)
American Funds – Growth-Income Fund (Class 2)	ING MFS Total Return Portfolio (Class S2)
American Funds – International Fund (Class 2)	ING MidCap Opportunities Portfolio (Class I)
Franklin Small Cap Value Securities Fund (Class 2)	ING Money Market Portfolio (Class I)(3)
ING American Century Small-Mid Cap Value Portfolio	ING Oppenheimer Global Portfolio (Class S)
(Class S)	ING PIMCO Total Return Portfolio (Class S)
ING Artio Foreign Portfolio (Class S2)	ING Pioneer High Yield Portfolio (Class I)
ING Baron Growth Portfolio (Class S)(1)	ING SmallCap Opportunities Portfolio (Class I)
ING BlackRock Large Cap Growth Portfolio (Class S)	ING Solution Income Portfolio (Class S)(2)
ING BlackRock Science and Technology Opportunities	ING Solution 2015 Portfolio (Class S)(2)
Portfolio (Class I)	ING Solution 2025 Portfolio (Class S)(2)
ING Clarion Global Real Estate Portfolio (Class I)	ING Solution 2035 Portfolio (Class S)(2)
ING Davis New York Venture Portfolio (Class S)	ING Solution 2045 Portfolio (Class S)(2)
ING Fidelity® VIP Contrafund® Portfolio (Class S)(2)	ING Strategic Allocation Conservative Portfolio (Class I)(2)
ING Fidelity® VIP Equity-Income Portfolio (Class S)(2)	ING Strategic Allocation Growth Portfolio (Class I)(2)
ING Fidelity® VIP Mid Cap Portfolio (Class S)(2)	ING Strategic Allocation Moderate Portfolio (Class I)(2)
ING FMRSM Diversified Mid Cap Portfolio (Class I)(*)	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING Global Bond Portfolio (Class S)	(Class S)
ING Global Resources Portfolio (Class S)	ING T. Rowe Price Equity Income Portfolio (Class S)
ING Growth and Income Portfolio (Class I)	ING T. Rowe Price Growth Equity Portfolio (Class S)
ING Index Plus MidCap Portfolio (Class I)	ING Templeton Foreign Equity Portfolio (Class S)
ING Intermediate Bond Portfolio (Class I)	ING Thornburg Value Portfolio (Class S)
ING International Index Portfolio (Class I)	ING UBS U.S. Large Cap Equity Portfolio (Class S)
ING International Value Portfolio (Class I)	ING U.S. Stock Index Portfolio (Class I)
ING Invesco Van Kampen Comstock Portfolio (Class S)	Lord Abbett Series Fund – Mid Cap Stock Portfolio
ING Invesco Van Kampen Equity and Income Portfolio	(Class VC)(1)
(Class S)	Oppenheimer Main Street Small & Mid-Cap Fund®/VA
ING Invesco Van Kampen Growth and Income Portfolio	PIMCO VIT Real Return Portfolio (Administrative Class)
(Class S2)	Pioneer High Yield VCT Portfolio (Class I)
ING JPMorgan Mid Cap Value Portfolio (Class S)	Wanger Select
ING Large Cap Growth Portfolio (Class S)	Wanger USA
ING Large Cap Value Portfolio (Class I)

*	FMRSM is a service mark of Fidelity Management & Research Company.
1	This fund has changed its name to the name listed above. See APPENDIX IV–Fund Descriptions for a complete list of former and current fund names since your last prospectus supplement.
2	These funds are structured as “fund of funds” or “master-feeder” funds that invest directly in shares of an underlying fund. See “FEES–Fund Fees and Expenses” for additional information.
3	Available for investment in transfer premium series contracts only. For flexible premium series contracts, currently only available in situations where the contract provides for a refund of purchase payments upon the exercise of the right to cancel provision. See “Right to Cancel.”

Availability of Features. Not all features or riders are available in all states. The contracts are not available for sale in New York. Some funds or fixed accounts may be unavailable through certain contracts and plans or in some states.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

The contracts are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

PRO.120636-12	2

TABLE OF CONTENTS

CONTRACT OVERVIEW			4
Contract Design
Who’s Who
The Contract and Your Retirement Plan
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase

FEE TABLE			6
CONDENSED FINANCIAL INFORMATION			9
THE COMPANY			9
PURCHASE AND RIGHTS			10
RIGHT TO CANCEL			12
INVESTMENT OPTIONS			12
FEES			15
YOUR CONTRACT VALUE			22
OPTIONAL LIVING BENEFIT RIDERS			23
TRANSFERS			29
WITHDRAWALS			34
SYSTEMATIC WITHDRAWALS			35
LOANS			35
DEATH BENEFIT			36
INCOME PHASE			39
TAX CONSIDERATIONS			42
CONTRACT DISTRIBUTION			51
OTHER TOPICS			53

Anti-Money Laundering - Performance Reporting - Contract Modifications - Legal Proceedings - Payment
Delay or Suspension - Transfers, Assignments or Exchanges of a Contract - Involuntary Terminations -
Reports to Contract Owners

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION			55
APPENDIX I	-	The Fixed Accounts	56
APPENDIX II	-	Eligible Funds	59
APPENDIX III	-	MGWB Rider Examples	60
APPENDIX IV	-	Fund Descriptions	63
APPENDIX V	-	Condensed Financial Information	CFI-1

PRO.120636-12		3

CONTRACT OVERVIEW
Questions: Contacting the Company. To answer your questions, contact your sales representative, or write or call	The following is intended as a summary. Please read each section of this prospectus for additional detail.
Contract Design
The contracts described in this prospectus are individual deferred fixed and variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals and provide for a death benefit and guaranteed income options. The term
“contract” in this prospectus refers to individual fixed and variable annuity contracts.
us at our Administrative Service Center: ING Service Center P.O. Box 5050 Minot, North Dakota 58702-5050 1-877-884-5050
Who’s Who
Sending Forms and Written
Requests in Good Order.
If you are writing to change
your beneficiary, request a
withdrawal or for any other
purpose, contact us or your
sales representative to learn
what information is required for
the request to be in “good
order.” Generally, a request is
considered to be in “good
order” when it is signed, dated
and made with such clarity and
completeness that we are not
required to exercise any
discretion in carrying it out. By
contacting us, we can provide
you with the appropriate
administrative form for your
requested transaction.

We can only act upon requests
that are received in good order.
You: The individual who purchases the contract.

Contract Holder: The person to whom we issue the contract. Generally, you.
The contract holder has all rights under the contract. However, pursuant to
Treasury Department regulations that were generally effective on
January 1, 2009, the exercise of certain of these rights may require the consent and approval of your employer/plan sponsor or its delegate. See “TAX
CONSIDERATIONS–Taxation of Qualified Contracts–Distributions–
Eligibility–403(b) Plans.”

We may also refer to the contract holder as the contract owner.

We (the “Company”): ReliaStar Life Insurance Company. We issue the contract.

For greater detail, please review “PURCHASE AND RIGHTS.”

The Contract and Your Retirement Plan
The contracts may be issued on a nonqualified basis, or for use with retirement arrangements under Tax Code sections 403(b), 408, or 408A.

Use of an Annuity Contract in a Retirement Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement arrangement (such as a 403(b) contract, an IRA or a Roth IRA), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefits, guaranteed living benefits, and the available lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “PURCHASE AND RIGHTS.”

Contract Facts
Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than 10 days) of receipt. See “RIGHT TO CANCEL.”
Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase, including, if you elect, the optional Return of Purchase Payment Death Benefit or the Annual Stepped Up Death Benefit.
Any death benefit during the income phase will depend upon the income phase payment option selected. See “DEATH BENEFIT” and “INCOME
PHASE.”

PRO.120636-12	4

Optional Living Benefit Riders. The contracts may offer an optional minimum guaranteed accumulation benefit
(“MGAB”) rider and minimum guaranteed withdrawal benefit (“MGWB”) rider for an additional charge. These riders are only available with the transfer premium series contracts. See “OPTIONAL LIVING BENEFIT
RIDERS.”

Withdrawals. During the accumulation phase you may withdraw all or part of your contract value. Certain fees and taxes may apply, and there are restrictions on the amounts available for withdrawal from the fixed account options.
In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “WITHDRAWALS”
and “APPENDIX I.”

Systematic Withdrawals. These are made available for you to receive periodic withdrawals from your contract, while retaining the contract in the accumulation phase. See “SYSTEMATIC WITHDRAWALS.”

Loans. If allowed by the contract and the plan, loans may be available during the accumulation phase. These loans are subject to certain restrictions. See “LOANS.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “FEE TABLE”
and “FEES.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “TAX CONSIDERATIONS.”

Issue Date. Certain features of the contract may rely upon the issue date of your contract. The issue date is the date that we issue the contract.

Contract Anniversary. Certain features of the contract may rely upon your contract anniversary. The contract anniversary is the same day and month as the issue date of the contract, each year that the contract remains in effect.

Contract Year. Certain features of the contract may rely upon calculation of the contract year. The contract year is each 12 month period starting with the issue date of the contract and each contract anniversary thereafter.

Contract Phases
Accumulation Phase (accumulating dollars under your contract)
Payments to Your Contract
STEP 1: You provide us with your completed application and initial purchase payment. We issue a contract to you and credit the contract with your initial purchase payment.
Step 1 ||
ReliaStar Life Insurance Company
	||	Step 2		||
STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:	Fixed Interest Options	Separate Account N Variable Investment Options
• Fixed Interest Options; or
• Variable Investment Options. (The variable investment options are the subaccounts of the separate account. Each one invests in a specific mutual fund.)
The Subaccounts
		A	B	Etc.
|| Step 3 ||
STEP 3: Each subaccount you select purchases shares of its assigned fund.		Mutual Fund A	Mutual Fund B

Income Phase (receiving income phase payments from your contract)

The contract offers several income phase payment options. See “INCOME PHASE.” In general, you may:
•		Receive income phase payments over a life time or for a specified period;
•		Select an option that provides a death benefit to beneficiaries; and
•		Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

PRO.120636-12	5

Fee Table
In this Section: • Maximum Transaction Expenses; • Maximum Periodic Fees and Charges; • Fund Fees and Expenses; • Examples;	The following tables describe the fees and expenses that you may pay when buying, owning, and withdrawing account value from your contract. See “INCOME PHASE” for fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, take a loan from the contract or transfer cash value between investment options. State premium taxes may also be deducted.*

     Early Withdrawal Charge (as a percentage of purchase payments)[1] ......7.0%

     Partial Withdrawal Processing Fee[2] ………………..................................$25.00

     Transfer Charge[3] ……………….........................................................$25.00

     Loan Processing Fee[4] ………………...................................................$25.00

     Loan Interest Rate Spread (per annum)[5] ………………………..........……3.0%

Maximum Periodic Fees and Charges

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Contract Charge[6] ………………….............................................$35.00
See the “FEES” section for:
• Early Withdrawal Charge;
• How, When and Why Fees
   are Deducted;
• Reduction, Waiver and/or
   Elimination of Certain Fees;
• Redemption Fees;
• Premium and Other Taxes;
• Optional Death Benefit
    Rider Charges; and
• Optional Living Benefits
Rider Charges.

1	The early withdrawal charge applies to each purchase payment and reduces over time. In certain cases this charge may not apply to a portion or all of your withdrawal. This charge may be waived, reduced or eliminated in certain circumstances.
See “FEES–Early Withdrawal Charge.”
2	The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2.0% of the amount withdrawn or $25, including partial withdrawals made as a part of a systematic withdrawal program. We are not currently applying this fee. See “FEES–Partial Withdrawal Processing Fee” and “SYSTEMATIC WITHDRAWALS.”
3	The Company does not currently impose a charge for transfers between the subaccounts or to or from the fixed interest options. However, we reserve the right to assess a $25 charge on any transfer or to limit the number of transfers, including transfers made under the dollar cost averaging program or the account rebalancing program.
4	This is the maximum fee we would charge. We are not currently charging this fee. See “LOANS.”
5	This is the difference between the rate charged and the rate credited on loans under the contract. Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3.0% per annum. For example, if the current credited interest rate is 6.0%, the amount of interest applied to the contract would be 3.5%; the 2.5% loan interest rate spread is retained by the Company. These rates are subject to change. See “LOANS.”
6	This is the annual contract charge for the flexible premium series. The annual contract charge for transfer series contracts is
$30. We reserve the right to waive the annual contract charge in certain circumstances. See “FEES–Annual Contract
Charge.”

*	State premium taxes (which currently range from 0.0% to 4.0% of premium payments) may apply, but are not reflected in the fee tables or examples. See “FEES–Premium and Other Taxes.”

PRO.120636-12	6

Separate Account Annual Expenses
	(as a percentage of average contract value)
			Standard Death Benefit	Return of Purchase Payment Death Benefit	Annual Stepped Up Death Benefit
Mortality & Expense Risk Charge[7] Administrative Expense Charge[8] Return of Purchase Payment Death Benefit Rider Charge[9] Annual Stepped Up Death Benefit Rider Charge[9]			1.40%	1.40%	1.40%
			0.20%	0.20%	0.20%
			n/a	0.05%	n/a
			n/a	n/a	0.25%
	Total Separate Account Charges		1.60%	1.65%	1.85%

Optional Living Benefit Rider Charges (available with transfer series contracts only)[10]

Minimum Guaranteed Accumulation Benefit Rider Charge

	Term	As a Maximum Annual Charge[11]	As a Maximum Quarterly Charge[11]
	10 Year	1.0% of the Guaranteed Accumulation Benefit Amount[12]	0.25% of the Guaranteed Accumulation Benefit Amount[12]

Minimum Guaranteed Withdrawal Benefit Rider Charge

	As a Maximum Annual Charge[13]	As a Maximum Quarterly Charge[13]
	1.50% of the Guaranteed Withdrawal Base[14]	0.375% of the Guaranteed Withdrawal Base[14]

7	Mortality and expense risk charges are deducted daily.
8	The administrative expense charge will be deducted proportionately from amounts invested in the subaccounts on a quarterly basis, and at the time of a full contract withdrawal.
9	The charge for the Return of Purchase Payment Death Benefit Rider or the Annual Stepped Up Death Benefit Rider will be deducted proportionally from amounts invested in the subaccounts on a quarterly basis, and at the time of a full contract
	withdrawal for the fee accumulated since the last quarterly charge.
10	Optional Living Benefit Rider Charges are deducted proportionally from amounts invested in the subaccounts on a
	quarterly basis, and at the time of a full contract withdrawal for the fee accumulated since the last quarterly charge.
11	These are the maximum charges we may assess for this rider. As of the date of this prospectus, the current annual charge for the 10 year term is 0.35% of the Guaranteed Accumulation Benefit Amount (0.0875% on a quarterly basis). Because an election to Reset the MGAB rider may have the effect of increasing the Guaranteed Accumulation Benefit Amount, and because the charge for the MGAB rider is based upon the Guaranteed Accumulation Benefit Amount, an election to Reset the MGAB rider may result in higher charges (as expressed in dollars), even if we have not raised the percentage charge. See “OPTIONAL LIVING BENEFIT RIDERS–Minimum Guaranteed Accumulation Benefit Rider” and “FEES–
	Optional Living Benefit Riders.”
12	If the MGAB rider is effective on the issue date of the contract, the Guaranteed Accumulation Benefit Amount is the total of the contract value at the start of the term, plus purchase payments received during the first contract year, reduced pro-rata for all partial withdrawals, loans and partial income phase payments taken during the term. If the rider is effective on a contract anniversary, the Guaranteed Accumulation Benefit Amount is equal to the contract value on that anniversary, plus purchase payments received in that contract year, reduced pro-rata for all partial withdrawals, loans, and partial income phase payments taken during the term. See “OPTIONAL LIVING BENEFIT RIDERS–Minimum Guaranteed
	Accumulation Benefit Rider.”
13	These are the maximum charges we may assess for this rider. As of the date of this prospectus, the current annual charge is 0.55% of the Guaranteed Withdrawal Base (0.1375% on a quarterly basis).
14	The Guaranteed Withdrawal Base is an amount used to determine the Annual Withdrawal Amount. If the rider is effective on the contract issue date, the initial Guaranteed Withdrawal Base is equal to the initial purchase payment, and is increased by purchase payments received in the first contract year. If the rider is effective on a contract anniversary, the Guaranteed
Withdrawal Base is equal to the contract value on that date, and increased by purchase payments received in that contract year. Because an election to Reset the MGWB rider may have the effect of increasing the Guaranteed Withdrawal Base, and because the charge for the MGWB rider is based upon the Guaranteed Withdrawal Base, an election to Reset the MGWB rider may result in higher charges (as expressed in dollars), even if we have not raised the percentage charge. See
“OPTIONAL LIVING BENEFIT RIDERS–Minimum Guaranteed Withdrawal Benefit Rider” and “FEES–
	Optional Living Benefit Riders.”

PRO.120636-12	7

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including
management fees and other expenses)	0.26%	1.46%

See the “FEES–Fund Fees and Expenses” section of this prospectus for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the fund’s affiliates.

Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include certain contract owner transaction expenses, contract fees, including the maximum annual contract charge, separate account annual expenses, and fund fees and expenses. Both Examples assume election of the Annual Stepped Up Death Benefit. For the
Transfer Premium Series, the Examples assume election of the optional MGWB rider at the maximum charge, and assume that withdrawals are taken at the end of the year and do not exceed the Annual
Withdrawal Amount. For the Transfer Premium Series, the Examples also assume that no Reset is taken in year 5 because the contract value does not exceed the Guaranteed Withdrawal Base.

Flexible Premium Series Maximum Fund Fees and Expenses Examples:
The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The
Examples also assume that your investment has a 5.0% return each year and assume an annual contract charge of
$35 (converted to a percentage of assets equal to 0.205%), and the maximum fees and expenses of any of the funds.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire contract value at the end of the applicable time period:				(B) If you do not withdraw your entire contract value or if you select an income phase payment option at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$899	$1,069	$1,808	$3,758	$351	$1,069	$1,808	$3,758

Flexible Premium Series Minimum Fund Fees and Expenses Examples: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5.0% return each year and assume an annual contract charge of $35 (converted to a percentage of assets equal to 0.205%), and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire contract value at the end of the applicable time period:				(B) If you do not withdraw your entire contract value or if you select an income phase payment option at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$786	$713	$1,221	$2,618	$231	$713	$1,221	$2,618

PRO.120636-12	8

Transfer Premium Series Maximum Fund Fees and Expenses Examples:
The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The
Examples also assume that your investment has a 5.0% return each year and assume an annual contract charge of
$30 (converted to a percentage of assets equal to 0.050%), and the maximum fees and expenses of the Eligible
Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire contract value at the end of the applicable time period:				(B) If you do not withdraw your entire contract value or if you select an income phase payment option at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$1,049	$1,371	$2,170	$3,759	$480	$1,371	$2,170	$3,759

Transfer Premium Series Minimum Fund Fees and Expenses Examples: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5.0% return each year and assume an annual contract charge of $35 (converted to a percentage of assets equal to 0.0.50%), and assume the minimum fees and expenses of the Eligible Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire contract value at the end of the applicable time period:				(B) If you do not withdraw your entire contract value or if you select an income phase payment option at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$1,027	$1,315	$2,086	$3,636	$460	$1,315	$2,086	$3,636

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix V of this prospectus we provide condensed financial information about the separate account subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contracts.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account N and the statutory basis financial statements and the related notes to financial statements for ReliaStar Life Insurance Company are located in the Statement of Additional Information.

THE COMPANY

ReliaStar Life Insurance Company (the “Company”, “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of
Minnesota. We are an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. We offer individual life insurance and annuities, employee benefits and retirement contracts. We are authorized to do business in the District of Columbia and in all states, except New York.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof. On
November 10, 2010, ING announced that ING and its U.S. insurance affiliates, including the Company, are preparing for a base case of an initial public offering (“IPO”) of the Company and its U.S.-based insurance and investment management affiliates.

PRO.120636-12                                                          9

Our Home Office: 20 Washington Avenue South Minneapolis, Minnesota 55401	Our Administrative Service Center: ING Service Center P.O. Box 5050 Minot, North Dakota 58702-5050

Regulatory Matters. As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-
regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Considerable regulatory scrutiny currently is being focused on whether and to what extent life insurance companies are using the United States Social Security
Administration’s Death Master File (“SSDMF”) to proactively ascertain when customers have deceased and to pay benefits even where no claim for benefits has been made. The Company has received industry-wide and company-
specific inquiries and is engaged in market conduct examinations with respect to its claims settlement practices, use of the SSDMF, and compliance with unclaimed property laws. A majority of states are conducting an audit of the
Company’s compliance with unclaimed property laws. The Company also has been reviewing whether benefits are owed and whether reserves are adequate in instances where an insured appears to have died, but no claim for death benefits has been made. Some of these investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries, and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company’s procedures for the identification and escheatment of abandoned property, and other financial liability. While it is not possible to predict the outcome of any such action, or internal or external investigations, examinations, reviews or inquires, management does not believe that they will have a material adverse effect on the Company’s financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial
Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For
example, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Tax
Code. See TAX CONSIDERATIONS for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the
Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the
Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

PURCHASE AND RIGHTS
Valuation Date: Any day that the New York Stock Exchange (“NYSE”) is open for trading.	Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. In the case of a qualified retirement arrangement (such as a
403(b) contract or IRA), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities may provide other features and benefits (such as the guaranteed living benefits, the guaranteed death benefits and the lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

If you are considering an optional death benefit rider and your contract will be an IRA or used in conjunction with a qualified retirement arrangement, see “TAX CONSIDERATIONS–Tax Consequences of
Living Benefits and Enhanced Death Benefits.”

PRO.120636-12                                                          10

How to Purchase
The contract holder may purchase a contract from us by completing an application and making an initial purchase payment or transferring an amount from another investment provider. At purchase, the contract holder also elects whether to purchase an optional death benefit rider and/or optional living benefit rider (if available). Upon our approval we will issue a contract and set up an account.

For nonqualified contracts, the following purchase payment methods are allowed:
•	One lump-sum;
•	Periodic payments; or
•	Transfer under Tax Code section 1035.

For IRA, Roth IRA, and 403(b) contracts, the following purchase payment methods are allowed:
•	One lump-sum;
•	Periodic payments; or
•	Rollover or transfer payments, as permitted by the Tax Code.

The minimum periodic purchase payment amount we will accept under the flexible premium series is $200 annually for 403(b) contracts and $50 per payment for all other contracts.

The transfer premium series is not currently available for purchase. The minimum amount we accepted as an initial purchase payment/transfer under the transfer premium series for 403(b) contracts was $25,000. The minimum amount we accepted as an initial purchase payment/transfer under the transfer premium series for nonqualified, IRA and Roth IRA contracts was $10,000. The minimum amount we will accept as a subsequent purchase payment/transfer into the transfer premium series contract is $5,000.

We reserve the right to reject any purchase payment to an existing contract if the purchase payment exceeds
$250,000, or if the purchase payment together with the contract value at the next valuation date exceeds $1,000,000.
Any purchase payment not accepted by the Company will be refunded.

Any reduction of the minimum initial or subsequent purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

We may also refuse to accept certain forms of premium payments (traveler’s checks, for example) or restrict the amount of certain forms of premium payments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, we will notify you of the reasons and the application and any purchase payments will be returned to you.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. However, in situations where the contract provides for a refund of purchase payments upon the exercise of the right to cancel provision, we will credit the initial purchase payment to the ING
Money Market Portfolio subaccount during the right to cancel period, plus five calendar days. See “RIGHT TO
CANCEL.” Allocations must be in whole percentages and there are limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the “INVESTMENT OPTIONS”
section.

Factors to Consider in the Purchase Decision. The decision to purchase a contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:
•	Long Term Investment - These contracts are long-term investments, and are typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in a contract. You should not participate in a contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

PRO.120636-12	11

•	Investment Risk - The value of investment options available under the contracts may fluctuate with the markets and interest rates. You should not participate in a contract in order to invest in these options if you cannot risk getting back less money than you put in;
•	Features and Fees - The fees for these contracts reflect costs associated with the features and benefits they provide. As you consider a contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and
•	Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If a contract will be a replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under the contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any other increased charges that might apply under these contracts. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within 10 days of receipt (some states require more than
10 days) by returning it to our Administrative Service Center or to your sales representative along with a written notice of cancellation.

Refunds. We will issue you a refund within seven calendar days of our receipt of your contract and written notice of cancellation. Unless your contract provides otherwise, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, where a refund of contributions is not required, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid.
We will not deduct an early withdrawal charge, annual contract charge, administrative expense charge, or any rider charges from the amount we return to you. However, any mortality and expense risk charge deducted during the period you held the contract will not be returned. If your state requires a refund of all purchase payments made, or if your contract is issued as an IRA or Roth IRA, we will refund all purchase payments made, if that amount is higher than your contract value.

For contracts issued in states that require a refund of all purchase payments made, or if your contract is issued as an
IRA, we will credit the initial purchase payment to the ING Money Market Portfolio subaccount during the right to cancel period, plus five calendar days. If you cancel your contract within 10 days of receipt, we will refund all purchase payments made or the contract value, whichever is greater. If you choose to keep the contract, the purchase payments will be then allocated among the investment options you selected.

INVESTMENT OPTIONS

The contracts offer variable investment options and up to two fixed interest options. Fixed Account D is available in flexible premium series contracts only. When we establish your account(s), the contract holder
(generally the person to whom we issue the contract) or you instruct us to direct purchase payments to any of the available options. Some investment options may be unavailable through certain contracts or plans, or in some states.
We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are called subaccounts of Separate Account N. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in a subaccount will vary depending on their performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Separate Account N

We established Separate Account N (the “separate account”) on October 1, 2002 under the insurance laws of the
State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

PRO.120636-12                                                                     12

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Funds Available Through the Separate Account

The separate account is divided into subaccounts. Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus.
We also provide a brief description of each fund in APPENDIX IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from the address and telephone number listed in “CONTRACT OVERVIEW–Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the
Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared”
funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.
“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:
•	Mixed funding – bought for annuities and life insurance.
•	Shared funding – bought by more than one company.

Possible Conflicts of Interest. It is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts. Additionally:
•	During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and
•	During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.
We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

PRO.120636-12	13

Right to Change the Separate Account
Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:
•	Offer additional subaccounts that will invest in funds we find appropriate for contracts we issue;
•	Combine two or more subaccounts;
•	Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, we must be provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT
OVERVIEW–Questions: Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;
•	Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:
▷ A fund no longer suits the purposes of your contract;
▷ There is a change in laws or regulations;
▷ There is a change in the fund’s investment objectives or restrictions;
▷ The fund is no longer available for investment; or
▷ Another reason we deem a substitution is appropriate.
•	Stop selling the contract;
•	Limit or eliminate any voting rights for the separate account; or
•	Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

For 403(b) contracts, the changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

Fixed Interest Options

For descriptions of the fixed interest options, see APPENDIX I.

Selecting Investment Options

When selecting investment options:
•	Choose options appropriate for you. Your ING representative can help you evaluate which investment options may be appropriate for your financial goals;
•	Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks;
and
•	Be informed. Read this prospectus, the fund prospectuses and APPENDIX I.

Furthermore, be aware that there may be:
•	Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. Your plan sponsor, if applicable, may also have selected a subset of variable investment and/or fixed interest options to be available under your plan; and
•	Limits on Number of Options Selected. Generally, you may select no more than 25 investment options at initial enrollment. Thereafter, more than 25 investment options can be selected at any one time.

PRO.120636-12                                                                           14

FEES
The following repeats and adds to information provided in the “FEE
TABLE” section. Please review both sections for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your contract value may be subject to a charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that
applies to your contract.	Types of Fees

The following types of fees or
deductions may affect your
contract:

• Transaction Fees
   ▷ Early Withdrawal Charge
 ▷ Partial Withdrawal
        Processing Fee
 ▷ Transfer Charge
 ▷ Loan Processing Fee and
        Loan Interest Rate Spread
▷ Redemption Fees
Years from Receipt of Purchase Payment Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more	Early Withdrawal Charge (as Percentage of Purchase Payments)[1] 7.0% 6.0% 4.0% 0.0%	• Periodic Fees And Charges ▷ Annual Contract Charge ▷ Mortality and Expense Risk Charges ▷ Administrative Charge ▷ Optional Death Benefit Rider Charges ▷ Optional Living Benefit Rider Charges
• Fund Fees and Expenses

Withdrawal Charge Applicable to Fixed Interest Options. The value of purchase payments allocated to Fixed
Account D and the DCA Fixed Account are included in the calculation of the withdrawal charge upon partial or full withdrawal of amounts from the contract. However, the portion of the withdrawal charge attributable to the amount withdrawn from Fixed Account D will be waived. The amount that will be waived will be equal to the withdrawal charge as calculated above, multiplied by the percentage that the amount withdrawn from Fixed Account D bears to the total amount withdrawn. There is no waiver applicable to amounts withdrawn from the DCA Fixed Account.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, and the administrative charge, to make up the difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn.
For purposes of calculating your early withdrawal charge, we assume earnings are withdrawn first, followed by amounts attributable to purchase payments, with the “oldest” purchase payments withdrawn first.

For example: If your initial purchase payment was made two years ago, we will deduct an early withdrawal charge equal to 4.0% of the portion of that purchase payment subject to a withdrawal charge. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your contract in the order they were received.

Early Withdrawal Charge Waivers Under All Contracts. These waivers apply to all contracts, unless otherwise specified, and are subject to state availability. Please also read the following subsection regarding additional waivers available under certain contracts.

______________
1 For 403(b) flexible series contracts only, and for all contracts issued in the State of Utah, the early withdrawal charge is
0.0% after the 10th contract year.

PRO.120636-12                                                                       15

This charge is waived for purchase payments withdrawn if the withdrawal is:
•	Used to provide income phase payments to you;
•	Paid due to the contract owner’s death during the accumulation phase;
•	Paid due to your disability (as defined under the Tax Code and subject to the restrictions below);
•	Paid due to separation from service with your employer after age 55 (available beginning five years from the issue date, for 403(b) contracts only);
•	Paid when the contract owner has been diagnosed with a terminal illness (subject to the restrictions below);
•	Paid due to extended confinement in a licensed hospital or qualified long term care facility (subject to the restrictions below); or
•	Paid upon termination of your contract by us (see “OTHER TOPICS–Involuntary Terminations”).

Early Withdrawal Charge Waivers Under Certain Contracts. These waivers only apply to certain contracts, and are subject to state availability. You should refer to your contract to determine which waivers apply to you.

The charge is waived for portions of a withdrawal from a 403(b) contract that are:
•	Applied to a contract offered by another approved provider under your plan;
•	Withdrawn due to separation from service from your employer; or
•	Withdrawn due to a hardship as defined by the Tax Code.
Disability Waiver. Waiver of the early withdrawal charge for disability is subject to the following conditions. We will waive the early withdrawal charge when you:
•	Are legally permitted to make a withdrawal;
•	Become disabled within the meaning of Tax Code section 72(m)(7) (as amended) after the issue date of the contract;
•	Are receiving Social Security disability or state long-term disability benefits; and
•	Notify us in writing of the disability prior to receiving the withdrawal.
This waiver may be subject to other limitations described in your contract, and is subject to state availability.

Extended Confinement Waiver. Waiver of the early withdrawal charge in the event of extended confinement is subject to the following conditions. We will waive the early withdrawal charge when you are legally permitted to make a withdrawal if you have been confined to a licensed hospital or a qualified long term care facility for a period of at least 60 consecutive days prior to your request and after the issue date of the contract. We will require satisfactory proof of such confinement, as provided in your contract.

To qualify, a licensed hospital must be:
•	Licensed as a hospital by the state in which it is located;
•	Supervised by a staff of licensed physicians; and
•	Operated primarily for the care and treatment of sick and injured inpatients for a charge.
A long term care facility includes:
•	A skilled nursing facility;
•	An intermediate care facility; or
•	A residential care facility.
The long term care facility must be:
•	Licensed by an appropriate licensing agency to provide nursing care;
•	Provide 24-hour-a-day nursing services;
•	Have a doctor available for emergency situations;
•	Have a nurse on duty or on call at all times;
•	Maintain clinical records; and
•	Have appropriate methods for administering drugs.
A long term care facility does not include:
•	An institution that primarily treats drug addiction or alcoholism;
•	A home for the aged or mentally ill;
•	A community living center; or
•	An institution that primarily provides residency or retirement care.
This waiver may be subject to other limitations described in your contract, and is subject to state availability.

PRO.120636-12	16

Terminal Illness Withdrawal. Subject to state availability and where allowed by law, if you develop a terminal illness, you may request a full withdrawal of the unloaned contract value equal to the death benefit (including, if applicable, the death benefit due under one of the optional death benefit riders). In order for this benefit to be paid, the diagnosis of the terminal illness must occur prior to entering the income phase, and notice acceptable to us must be received prior to entering the income phase and during your lifetime.

Exercise of this provision is subject to the following conditions. We must receive notice that you have been diagnosed with a terminal illness by a physician licensed to practice medicine and treat illness or injury in the state which the treatment is received and who is acting within the scope of that license. At our expense, we reserve the right to have a physician of our choice examine you, and reserve the right to rely upon the diagnosis of a physician we choose. For purposes of this provision, notice of terminal illness means a written statement, signed by a physician, that:
•	Gives the physician’s diagnosis of your noncorrectable medical condition;
•	Includes documentation supported by clinical, radiological or laboratory evidence of the condition; and
•	States that, within reasonable medical certainty, the noncorrectable medical condition will result in your death in six months or less from the date of the notice.

Only one withdrawal may be made under this provision. The withdrawal will be paid in lieu of any other benefit payable under the contract. No benefit will be paid if your terminal illness is the result of self-inflicted injuries. This provision may be subject to other limitations described in your contract.

For 403(b) contracts, this withdrawal is only available if you otherwise are allowed to make a withdrawal under Tax
Code section 403(b)(11). See “TAX CONSIDERATIONS.”

10% Free Out. During any contract year, the contract owner may withdraw a portion of the contract value without an early withdrawal charge.

For each contract year, the amount available for withdrawal without an early withdrawal charge will equal amounts attributable to earnings, plus eligible purchase payments. Eligible purchase payments include all purchase payments not subject to the early withdrawal charge, plus 10% of the remaining purchase payments at the beginning of a contract year that are still subject to an early withdrawal charge, plus 10% of purchase payments received during that contract year.

Partial Withdrawal Processing Fee

We reserve the right to charge a partial withdrawal processing fee not to exceed the lesser of $25 or 2.0% of the amount withdrawn. We are not currently applying this fee.

Transfer Charge

Amount. We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 per transfer for any transfer and to limit the number of transfers.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Loan Processing Fee and Loan Interest Rate Spread

For a discussion of the loan processing fee and loan interest rate spread, the fees and costs associated with loans, see
“LOANS–Charges.”

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers, or other fund transactions you initiate.

Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds' fees and expenses, review each fund’s prospectus.

PRO.120636-12                                                                  17

Periodic Fees and Charges

Annual Contract Charge

Maximum Amount. $30.00 for transfer premium series contracts, $35.00 for flexible premium series contracts.

When/How. Each year during the accumulation phase we deduct this fee from your contract value invested in the subaccounts. We deduct it on your contract anniversary and at the time of full withdrawal.

Purpose. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your contract.

Waiver. We reserve the right to waive the annual contract charge under certain circumstances, such as if your contract value exceeds $50,000 on the date this fee is to be deducted. However, we reserve the right to reinstate the fee on contracts qualifying for this waiver.

Mortality and Expense Risk Charges

Maximum Amount. The amount of this charge, on an annual basis, is equal to 1.40% of the daily value of amounts invested in the subaccounts. This charge is deducted daily. We may charge a different fee for different funds (but not beyond the maximum amount).

When/How. We deduct these charges daily from the subaccounts corresponding to the funds you select. We do not deduct these charges from the fixed interest options.

Purpose. These charges compensate us for mortality and expense risks we assume under the contracts:
•	Mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the contracts; and
•	Expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Administrative Charge

Maximum Amount. The maximum administrative charge under the contract, on an annual basis, is equal to 0.20%
of the daily value of amounts invested in the subaccounts.

When/How. We deduct this charge quarterly, and at the time of a full withdrawal, from the subaccount corresponding to the funds you select. We do not deduct this charge from the fixed interest options.

Purpose. This charge helps defray the cost of providing administrative services under the contract and the subaccounts. There is not necessarily a relationship between the amount of the charge imposed on any given contract and the amount of expenses that may be attributable to that contract.

Optional Death Benefit Rider Charges

In addition to the standard death benefit, you may purchase one of two optional death benefit riders that you may elect at issue, subject to state availability. There is an additional charge if you have selected the Return of Purchase
Payment Death Benefit or Annual Stepped Up Death Benefit. Charges for these optional death benefit riders are as follows:

•	Return of Purchase Payment Death Benefit: 0.05% annually, assessed on the average daily separate account contract value and deducted proportionally from amounts invested in the subaccounts on a quarterly basis and upon full withdrawal. Upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge; and
•	Annual Stepped Up Death Benefit: 0.25% annually, assessed on the average daily separate account contract value and deducted proportionally from amounts invested in the subaccounts on a quarterly basis and upon full withdrawal. Upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge.

See “DEATH BENEFIT” for further details on the optional death benefit riders.

PRO.120636-12	18

Optional Living Benefit Rider Charges (Transfer Premium Series Contracts Only)

Subject to state availability, you may purchase one of the optional living benefit riders at issue, or on your first through third contract anniversary. There is an additional charge if you select either the Minimum Guaranteed
Accumulation Benefit (“MGAB”) rider or the Minimum Guaranteed Withdrawal Benefit (“MGWB”) rider. Charges for these optional living benefit riders are as follows:

Minimum Guaranteed Accumulation Benefit Rider:
Current Charge: 0.35% annually, assessed on the Guaranteed Accumulation Benefit Amount as of the valuation date (as defined in the “Optional Living Benefit Riders” section) immediately preceding the date deducted, deducted quarterly from amounts invested in the subaccounts and upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge. For an explanation of how the Guaranteed
Accumulation Benefit Amount is calculated, see “OPTIONAL LIVING BENEFIT RIDERS–Minimum
Guaranteed Accumulation Benefit (“MGAB”) Rider.”

Maximum Charge: 1.0% annually, assessed on the Guaranteed Accumulation Benefit Amount as of the
valuation date (as defined in the “Optional Living Benefit Riders” section) immediately preceding the date deducted, deducted quarterly from amounts invested in the subaccounts.

For an explanation of how the Guaranteed Accumulation Benefit Amount is calculated, see “OPTIONAL
LIVING BENEFIT RIDERS–Minimum Guaranteed Accumulation Benefit (“MGAB”) Rider.”

Because an election to Reset the MGAB rider may have the effect of increasing the Guaranteed Accumulation
Benefit Amount, and because the charge for the MGAB rider is based upon the Guaranteed Accumulation Benefit
Amount, an election to Reset the MGAB rider may result in higher charges (as expressed in dollars) even if we have not raised the percentage charge. See “OPTIONAL LIVING BENEFIT RIDERS–Minimum
Guaranteed Accumulation Benefit Rider.”

Minimum Guaranteed Withdrawal Benefit Rider:
Current Charge: 0.55% annually, assessed on the Guaranteed Withdrawal Base as of the valuation date (as defined in the “Optional Living Benefit Riders” section) immediately preceding the date deducted, deducted quarterly from amounts invested in the subaccounts and upon full withdrawal. Upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge. For an explanation of how the Guaranteed Withdrawal Base is calculated, see “OPTIONAL LIVING BENEFIT RIDERS–Guaranteed
Withdrawal Base.”

Maximum Charge: 1.50% annually, assessed on the Guaranteed Withdrawal Base as of the valuation date (as defined in the “Optional Living Benefit Riders” section) immediately preceding the date deducted, deducted quarterly from amounts invested in the subaccounts and upon full withdrawal. Upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge. For an explanation of how the Guaranteed Withdrawal Base is calculated, see “OPTIONAL LIVING BENEFIT RIDERS–Guaranteed
Withdrawal Base.”

Because an election to Reset the MGWB rider may have the effect of increasing the Guaranteed Withdrawal
Base, and because the charge for the MGWB rider is based upon the Guaranteed Withdrawal Base, an election to
Reset the MGWB rider may result in higher charges (as expressed in dollars) even if we have not raised the percentage charge. See “OPTIONAL LIVING BENEFIT RIDERS–Minimum Guaranteed Withdrawal
Benefit Rider.”

Reduction or Elimination of Certain Fees. When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, the mortality and expense risk charge, the contract charge, or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:
•	The size and type of group to whom the contract is offered;
•	The type and frequency of administrative and sales services provided;
•	The use by an employer of automated techniques in submitting purchase payments or information related to purchase payments on behalf of its employees;
•	Any other circumstances which reduce distribution or administrative expenses; or
•	Regulatory requirements.

PRO.120636-12 19

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

The exact amount of contract charges applicable to a particular contract will be stated in that contract. For contracts issued as funding vehicles for Tax Code section 403(b) plans, early withdrawal charges may be waived under certain circumstances.

Fund Fees and Expenses

As shown in the fund prospectuses and described in “FEE TABLE–Fund Fees and Expenses,” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company may receive compensation from each of the funds or the funds’ affiliates. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the
Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:
•	A share of the management fee;
•	Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

PRO.120636-12                                                                  20

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the
Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:
•	Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2011, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:
• American FundsSM	•	Franklin® Templeton® Investments
• PIMCO Funds	•	Pioneer Investments
• Columbia Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2011, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-
branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “CONTRACT DISTRIBUTION.”

Fund of Funds

Certain funds may be structured as “fund of funds” or “master-feeder” funds. These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

PRO.120636-12                                                                             21

Premium and Other Taxes
• Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0.0% to 4.0%, depending upon the jurisdiction.
•    When/How. We reserve the right to deduct a charge for premium taxes from your contract value or from purchase payments to the contract at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes from purchase payments as they are received, or from the contract value immediately before you commence income phase payments, as permitted or required by applicable law.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “TAX
CONSIDERATIONS.”

YOUR CONTRACT VALUE

During the accumulation phase your contract value at any given time equals:
• The current dollar value of amounts invested in the subaccounts; plus
• The current dollar value of amounts invested in the fixed interest options, including interest earnings to date; plus
• The current dollar value of amounts equal to the outstanding loan balance that is segregated as security for a loan; less
• Prior withdrawals (including early withdrawal charges); less
• Applicable taxes.

Subaccount Accumulation Units. When you select a fund as an investment option, you invest in “accumulation units” of the Separate Account N subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses and the mortality and expense risk charges. We discuss these deductions in more detail in “FEE TABLE” and “FEES.”

Valuation. We determine the AUV every normal business day that the NYSE is open, after the close of the NYSE
(normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
•	The net assets of the fund held by the subaccount as of the current valuation; minus
•	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
•	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•	The total value of the subaccount’s units at the preceding valuation; minus
•	A daily deduction for the mortality and expense risk charges and any other fees deducted daily from investments in the separate account, if any. See “FEES.”
The net investment rate may be either positive or negative.

PRO.120636-12	22

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the NYSE are $10 for
Subaccount A and $20 for Subaccount B. Your contract is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1: You make an initial purchase payment of $5,000.	$5,000 Purchase Payment
Step 1 ||
ReliaStar Life Insurance Company
Step 2:	Step 2 ||
• You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).	Separate Account N
	Subaccount A 300 accumulation units	Subaccount B 100 accumulation units	Etc.

• You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Step 3 ||
Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).	Mutual Fund A	Mutual Fund B

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Contract. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “PURCHASE AND RIGHTS.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

OPTIONAL LIVING BENEFIT RIDERS

Subject to state availability, you may elect one of the optional living benefit riders, the Minimum Guaranteed
Accumulation Benefit (“MGAB”) rider or the Minimum Guaranteed Withdrawal Benefit (“MGWB”) rider, discussed below. Only one of these riders may be purchased or in effect at any given time. Each rider has a separate charge. See “FEES–Optional Living Benefit Riders.” The optional living benefit riders are only available with transfer premium series contracts, which are not currently available for sale to new investors.

The optional living benefit riders may not be suitable for all investors. The optional living benefit riders do not guarantee any specific return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. If you purchase the MGAB rider, loans may adversely impact the additional amount paid under the rider, and there may be adverse tax consequences from taking a loan while the rider is in effect. You should not purchase the MGWB rider if amounts held under the contract are subject to withdrawal restrictions under the Tax Code (including but not limited to 403(b)
contracts) or subject to any state or plan level withdrawal restrictions. You should consult a qualified financial or tax adviser when evaluating these riders, including purchase of these riders or the election of any applicable Reset.

If you have selected the MGAB rider or the MGWB rider, you must remain 100% invested at all times in one or more of the Eligible Funds in order to receive the benefits of these riders (other than during the free look period, when we may require you to invest in the money market option). See “Eligible Funds” below.
Failure to remain so invested will result in the termination of the applicable rider, and no charges deducted under the rider will be refunded. Accordingly, you should not purchase one of these riders if you do not believe that you will be comfortable remaining invested in one or more of the Eligible Funds during the entire time the rider is in effect.

PRO.120636-12                                                23

Minimum Guaranteed Accumulation Benefit Rider

Definitions. The following terms apply to the MGAB rider:
•	Adjusted Contract Value. The Adjusted Contract Value is equal to the contract value minus the sum of all loan repayments made since the term began, if any (if the contract allows loans), that have been allocated to the subaccounts during that term.
•	Eligible Funds. As of the date of this prospectus, the ING Solution Income Portfolio, the ING Solution
2015 Portfolio, the ING Solution 2025 Portfolio, the ING Solution 2035 Portfolio, and the ING Solution 2045
Portfolio, as well as such additional funds as we may identify from time to time. You must invest exclusively in one or more of the Eligible Funds during the entire time a rider is in effect.
•	End of Term Date. The date shown on your MGAB rider schedule on which the additional amount is calculated. If that date is not a valuation date, then the End of Term Date is the next valuation date immediately following that date.
•	Reset. A Reset in the Guaranteed Accumulation Benefit Amount for the MGAB rider in an amount equal to 100% of the contract value, determined as of the Reset Date.
•	Reset Date. The date shown on the applicable rider schedule on which you may elect a Reset in the
Guaranteed Accumulation Benefit Amount for the MGAB rider. See “Reset of Guaranteed Accumulation
Benefit Amount.”
•	Term. The period of time specified on the MGAB rider schedule that begins on the effective date of the rider or on a Reset Date.
•	Valuation Date. Any normal business day, Monday through Friday, on which the NYSE is open.

MGAB Rider. The MGAB rider is an optional living benefit that provides you with a minimum guaranteed accumulation benefit intended to guarantee a minimum contract value at the end of a specified waiting period, called a term. Subject to the terms and conditions outlined below, and as described in your contract rider, we will increase the contract value by an additional amount (see “Additional Amount” in this section) if, at the end of the term, the contract value or Adjusted Contract Value, as applicable, is less than the Guaranteed Accumulation
Benefit Amount. The Guaranteed Accumulation Benefit Amount is a calculation used to determine the MGAB amount and related charges only. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your income phase payments, withdrawal value or death benefit values.

The contract offers a 10 year MGAB rider term, which has a 10 year waiting period.

Subject to the restrictions outlined below, the MGAB rider guarantees that your contract value at the end of the 10 year waiting period will be at least equal to the Guaranteed Accumulation Benefit Amount. The Guaranteed
Accumulation Benefit Amount is equal to your contract value at the start of the MGAB term, plus 100% of eligible purchase payments (as defined below), reduced pro-rata for partial withdrawals, loans, and partial income phase payments (as described in the “Income Phase Payment Options” section of the prospectus) taken from the contract during the term. The pro-rata adjustment is calculated by multiplying the Guaranteed Accumulation Benefit
Amount prior to a withdrawal, loan, or the initiation of partial income phase payments by the fraction (A)/(B), where:

(A) Is the amount of the withdrawal (including any applicable early withdrawal charge), loan, or partial income phase payment; and
(B) Is the contract value immediately prior to the withdrawal, loan, or partial income phase payment.

The Adjusted Contract Value does not include any loan repayment amounts, or any interest credited on such repayments, and such repayments and interest do not impact the calculation of the Guaranteed Accumulation
Benefit Amount.

“Eligible purchase payments” mean (i) if the rider is purchased on the issue date of the contract, all purchase payments received during the first contract year or (ii) if the rider is purchased on a contract anniversary, all purchase payments received in the contract year following purchase.

For purposes of determining the contract value at the beginning of the term, if the rider is purchased on the issue date of the contract, the contract value is equal to the initial purchase payment, increased by any eligible purchase payments. In this case, the MGAB rider may not be appropriate for you if you plan to make substantial purchase payments after your first contract anniversary, or may be more appropriate if purchased on a subsequent anniversary.

PRO.120636-12                                                                       24

If the rider is purchased on a contract anniversary, the initial Guaranteed Accumulation Benefit Amount is equal to the contract value on that contract anniversary, increased by any eligible purchase payments. If you elect a Reset in the Guaranteed Accumulation Benefit Amount, the Guaranteed Accumulation Benefit Amount is equal to the contract value on that contract anniversary and is not increased by any subsequent purchase payments. In this case, the MGAB rider may not be appropriate for you if you plan to make substantial premium payments after the Reset
Date.

Purchase. Subject to state availability, the MGAB rider may be purchased on the issue date of the contract, or on the first, second, or third contract anniversary. Purchase of the MGAB rider is subject to the following restrictions:
•	The contract owner and annuitant must be age 80 or younger on the effective date of the MGAB rider;
•	You must invest exclusively in one or more of the Eligible Funds during the entire term;
•	You cannot have an outstanding loan balance under the contract (where allowed);
•	You may not invest in the DCA Fixed Account or any other fixed account that may be available under the contract during the time the MGAB rider is in effect;
•	Your election of the MGAB rider must be received at our Administrative Service Center, in good order, within
30 days after the issue date of the contract or the first, second, or third contract anniversary; and
•	You cannot have previously terminated an MGAB rider purchased under the contract.

We reserve the right to make other purchase dates available. The issue date or contract anniversary closest to your election of the MGAB rider is the effective date of the rider.

Charges for the MGAB Rider. We impose a charge for the MGAB rider, which is described in “FEE
TABLE.” The current charge is equal to 0.35% annually of your average daily separate account contract value.
This charge is deducted quarterly and upon full withdrawal of the contract from the subaccounts in proportion to each available subaccount’s percentage of the total separate account contract value as of the valuation date immediately preceding the date of deduction. Upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge. Charges for the rider may change if you have elected a Reset. The charge will never exceed the charge in effect for new issues of the same rider, and will not result in a charge that exceeds the maximum charge specified on the rider schedule. Because an election to Reset the MGAB rider may have the effect of increasing the Guaranteed Accumulation Benefit Amount, and because the charge for the MGAB rider is based upon the Guaranteed Accumulation Benefit Amount, an election to Reset the MGAB rider may result in higher charges (as expressed in dollars) even if we have not raised the percentage charge. THE PERCENTAGE
CHARGE FOR THE MGAB RIDER WILL IN NO EVENT EXCEED THE MAXIMUM PERCENTAGE
CHARGE DISCLOSED IN THE FEE TABLE.

See “FEE TABLE” and “FEES–Optional Rider Charges.”

Reset of Guaranteed Accumulation Benefit Amount. If a Reset Date is shown on your MGAB rider schedule, you may elect to increase the Guaranteed Accumulation Benefit Amount to an amount equal to 100% of the contract value as of the Reset Date, provided:
•	The age of each contract owner and annuitant is 80 or younger on the Reset Date;
•	You must invest exclusively in one or more of the Eligible Funds during the entire term;
•	You do not have an outstanding loan balance under the contract (if applicable) on the Reset Date;
•	You may not invest in the DCA Fixed Account or any other fixed account that may be available under the contract during the time the MGAB rider is in effect; and
•	Your election of a Reset in the Guaranteed Accumulation Benefit Amount is received, in good order, at our
Administrative Service Center within 30 days after the contract anniversary on which the Reset may be purchased.

If you elect a Reset of the Guaranteed Accumulation Benefit Amount, it will be adjusted for subsequent partial withdrawals, loans, and partial income payments, as noted in “MGAB Rider” above.

For riders we are currently issuing, the Reset Date is the fifth anniversary of the effective date of the rider.

Charges for the rider may change if you have elected a Reset. See “Charges for the MGAB Rider” above and
“FEES–Optional Living Benefit Riders.”

Additional Amount. If the contract value or Adjusted Contract Value, as applicable, is less than the Guaranteed
Accumulation Benefit Amount on the End of Term Date, we will apply an additional amount to the contract on the next valuation date following the End of Term Date. This additional amount will be equal to the difference between the Guaranteed Accumulation Benefit Amount and the contract value on the End of Term Date. If your contract permits loans, the additional amount will be equal to the difference between the Guaranteed Accumulation Benefit
Amount and the Adjusted Contract Value as of the End of Term Date.

PRO.120636-12                                                          25

The additional amount applied, if any, will be allocated pro-rata to the subaccounts that you are invested in as of the
End of Term Date. We will not apply an additional amount if the contract value or Adjusted Contract Value, as applicable, as of the End of Term Date is greater than the Guaranteed Accumulation Benefit Amount.

Minimum Guaranteed Accumulation Benefit and Death Benefits. Generally, you must be living on the End of
Term Date in order to have an additional amount applied to your contract, as described above. As noted in the
“Termination” section, death prior to the end of a rider term generally results in the termination of the rider. In this event, the amount payable to your beneficiary will depend upon the death benefit you have elected under the contract, including any optional enhanced death benefit.

In the event that your spouse is allowed to continue the contract after your death, and elects to do so, the rider will not terminate. Instead, any death benefit payable under the contract (including any optional death benefit, if elected), will be added to your contract value, and the MGAB rider will continue in effect. There is no change to the amount of the Guaranteed Accumulation Benefit Amount, End of Term Date, or the charge for the MGAB rider.

In this situation, the surviving spouse may elect to continue the rider at the current charge until the End of Term Date, terminate the rider, or Reset the rider on the next Reset Date, if applicable.

Repurchase. If a repurchase date is shown on the rider schedule, you may elect to repurchase the rider or any other
MGAB rider available for sale by us in connection with the contract on that date for another term, provided that you meet the terms and conditions for purchasing the rider at that time.

The Guaranteed Accumulation Benefit Amount at the start of the new term will equal the contract value on the repurchase date and will include the additional amount, if any, paid under the prior term. The repurchase date will generally be the next valuation date after the end of a term.

Charges for the rider may change if you have elected to repurchase the rider at the end of a term. The charge will never exceed the charge in effect for new issues of the same rider. If we are no longer issuing the rider, any change in charges will not result in a charge that exceeds the maximum charge specified on the rider schedule. See “FEES–
Optional Living Benefit Riders.”

Termination. The rider will automatically terminate at the end of the term, or if earlier, upon the occurrence of one of the following:
• Any portion of your contract value is not invested in one of the Eligible Funds;
• The contract is terminated in accordance with the provisions of the contract;
• On the Death Benefit Valuation Date, unless the contract is continued by your spouse, in which case the rider may continue with your surviving spouse as contract owner;
• The ownership of this contract changes and the new contract owner is other than your spouse; or
• You initiate income phase payments (full income phase payments only).

The rider has no surrender value or other non-forfeiture benefits upon termination. Prior to the end of a term, this rider does not provide any benefits.

Minimum Guaranteed Withdrawal Benefit Rider

Definitions. The following definitions apply to the Minimum Guaranteed Withdrawal Benefit rider:

Annual Withdrawal Amount. The maximum amount that can be withdrawn under the MGWB rider each contract year without causing the recalculation of the Guaranteed Withdrawal Base. The Annual Withdrawal Amount on any
day after the effective date of the rider is equal to the lesser of:
• 5.0% of the Guaranteed Withdrawal Base as of that day, less cumulative withdrawals (including income phase payments) made during the contract year; or
• the Remaining Guaranteed Balance as of that day.

The Annual Withdrawal Amount will never be less than zero.

Eligible Funds. As of the date of this prospectus, the ING Solution Income Portfolio, the ING Solution 2015
Portfolio, the ING Solution 2025 Portfolio, the ING Solution 2035 Portfolio, and the ING Solution 2045 Portfolio,
as well as such additional funds as we may identify from time to time. You must invest exclusively in one or more of the Eligible Funds during the entire time a rider is in effect.

PRO.120636-12	26

Guaranteed Withdrawal Base. An amount used to determine the Annual Withdrawal Amount and the MGWB charge. If the MGWB rider is effective on the contract issue date, the initial Guaranteed Withdrawal Base is equal to the initial purchase payment, increased by any purchase payments received during the first contract year. In this case the MGWB rider may not be appropriate for you if you plan to make substantial purchase payments after your first contract anniversary, or may be more appropriate if purchased on a subsequent anniversary. If the MGWB rider is effective on a contract anniversary, the initial Guaranteed Withdrawal Base is equal to the contract value on that contract anniversary increased by purchase payments received in that contract year. In this case, the MGWB rider may not be appropriate for you if you plan to make substantial premium payments after the contract anniversary following the anniversary on which your rider would become effective.

Remaining Guaranteed Balance. The amount available for future withdrawals made under the MGWB rider. The
Remaining Guaranteed Balance will never be less than zero.

Reset. A Reset in the Guaranteed Withdrawal Base and Remaining Guaranteed Balance for the MGWB rider, to an amount equal to 100% of the contract value, determined as of the Reset Date.

Reset Date. The date shown on the applicable rider schedule on which you may elect a Reset in the Guaranteed
Withdrawal Base and Remaining Guaranteed Balance for the MGWB rider. See “Reset Option.”

Valuation Date. Any normal business day, Monday through Friday, on which the NYSE is open.

MGWB Rider. The MGWB rider is an optional living benefit that provides you with an MGWB intended to allow for minimum withdrawals up to the Annual Withdrawal Amount, regardless of market performance, until the
Remaining Guaranteed Balance equals zero. For purposes of the MGWB rider, the term “withdrawal” includes any applicable early withdrawal charges and charges for state and federal taxes (including premium taxes), if applicable, as well as income phase payments (including partial income phase payments). Amounts withdrawn under the
MGWB rider will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges, and deductions, including withdrawal charges, if applicable, as withdrawals otherwise made under the contract. For examples of specific applications of the MGWB rider, see
“APPENDIX III.”

If a withdrawal does not exceed the Annual Withdrawal Amount immediately prior to that withdrawal, the
Guaranteed Withdrawal Base will remain unchanged. The Remaining Guaranteed Balance will decrease by the withdrawal amount, immediately following the withdrawal. See Example D in “APPENDIX III.” If under the contract you are required to take required minimum distributions and distributions exceed the Annual Withdrawal
Amount, the Guaranteed Withdrawal Base will remain unchanged. The Remaining Guaranteed Balance will decrease by the withdrawal amount, immediately following the withdrawal. See Example F in “APPENDIX III.”

If a withdrawal exceeds the Annual Withdrawal Amount immediately prior to that withdrawal, we will adjust the
Guaranteed Withdrawal Base and Remaining Guaranteed Balance immediately following the withdrawal to the lesser of:
•	The contract value immediately after the withdrawal; or
•	The Remaining Guaranteed Balance immediately prior to the withdrawal, less the withdrawal amount.

A withdrawal may not exceed the amount available for withdrawal under the contract if such withdrawal would exceed the Annual Withdrawal Amount. If a withdrawal exceeds the Annual Withdrawal Amount and reduces the contract value to zero, the contract is terminated. See Example E in “APPENDIX III.”

Automatic Withdrawal Status. If a withdrawal: (a) does not exceed the Annual Withdrawal Amount; and (b)
reduces the contract value to zero, the MGWB rider enters automatic withdrawal status. This is the only circumstance in which the MGWB rider may enter into automatic withdrawal status.

Once the MGWB rider enters automatic withdrawal status, the MGWB will be payable, subject to the conditions below. The MGWB consists of:

•	Automatic Periodic Payments: Automatic periodic payments will be made annually beginning on the contract anniversary following the date the MGWB rider enters automatic withdrawal status. We may make other payment frequencies available. The amount of each automatic periodic payment will equal the Annual
Withdrawal Amount, until the Remaining Guaranteed Balance is reduced to zero. If the Remaining Guaranteed
Balance is less than or equal to the Annual Withdrawal Amount at the time an automatic periodic payment is due, that payment will equal the Remaining Guaranteed Balance, and it will be the final automatic periodic payment; and

PRO.120636-12                                                                       27

•	The MGWB Death Benefit: While the MGWB rider is in automatic withdrawal status, automatic periodic payments will cease on the Death Benefit Valuation Date, and the MGWB death benefit payable shall be the
Remaining Guaranteed Balance. See Example H in “APPENDIX III.” Such amount shall be payable in a single lump-sum to the person entitled to death proceeds under the contract, subject to normal lump-sum death benefit payment procedures. See “DEATH BENEFIT.”

While the MGWB rider is in automatic withdrawal status, the following restrictions apply:
•	No further purchase payments under the contract are allowed;
•	No further charges under the contract will apply;
•	The contract will provide no further benefits other than as provided under the MGWB rider;
•	Any other contract rider shall terminate unless specified otherwise in the rider; and
•	The contract and MGWB rider will terminate at the earliest of (a) payment of the final automatic periodic payment, or (b) payment of the MGWB death benefit.

You should be aware that if the MGWB rider enters automatic withdrawal status, any optional enhanced death benefit riders will be terminated and will not apply.

Purchase. Subject to state availability, the MGWB rider may be purchased on the issue date of the contract, or on the first, second, or third contract anniversary. Purchase of the MGWB rider is subject to the following restrictions:
•	The contract owner and annuitant must be age 80 or younger on the effective date of the MGWB rider;
•	You must invest exclusively in one or more of the Eligible Funds during the entire term;
•	You cannot have an outstanding loan balance under the contract (where allowed) and you may not initiate a loan while this rider is in effect;
•	You may not invest in the DCA Fixed Account or any other fixed account that may be available under the contract during the time the MGWB rider is in effect;
•	Your election of the MGWB rider must be received at our Administrative Service Center in good order, within
30 days after the issue date of the contract or the first, second, or third contract anniversary; and
•	You have not previously terminated an MGWB rider purchased under the contract.

We reserve the right to make other purchase dates available. The issue date or contract anniversary closest to your election of the MGWB rider is the effective date of the rider.

Charges for the MGWB Rider. We impose a charge for the MGWB rider, which is disclosed in “FEE
TABLE.” The contract charge is equal to 0.55% annually of your average daily separate account contract value.
This charge is deducted quarterly and upon full withdrawal of the contract from the subaccounts in proportion to each available subaccount’s proportionate percentage of the total separate account contract value as of the valuation date immediately preceding the date of deduction. Upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge. Charges for the rider may change if you have elected a Reset. The charge will never exceed the charge in effect for new issues of the same rider, and will not result in a charge that exceeds the maximum charge specified on the rider schedule. Because an election to Reset the MGWB rider may have the effect of increasing the Guaranteed Withdrawal Base, and because the charge for the MGWB rider is based upon the Guaranteed Withdrawal Base, an election to Reset the MGWB rider may result in higher charges (as expressed in dollars) even if we have not raised the percentage charge. CHARGES FOR THE MGWB RIDER
WILL IN NO EVENT EXCEED THE MAXIMUM CHARGES DISCLOSED IN THE FEE TABLE.

See “FEE TABLE” and “FEES–Optional Rider Charges.”

Initial Values. The Guaranteed Withdrawal Base, Remaining Guaranteed Balance and Annual Withdrawal Amount are initially determined on the effective date of the rider as follows:
•	If the MGWB rider is effective on the issue date of the contract, the Guaranteed Withdrawal Base and
Remaining Guaranteed Balance are equal to the initial purchase payment. See Example A in “APPENDIX
III.”
•	If the MGWB rider is effective on a contract anniversary, the Guaranteed Withdrawal Base and Remaining Guaranteed Balance are equal to the contract value on that contract anniversary.
•	The initial Annual Withdrawal Amount is equal to 5.0% of the initial Guaranteed Withdrawal Base. See
Example A in “APPENDIX III.” Only 5.0% per year may be withdrawn, and any unused withdrawals do not carry over into future years.

Subsequent Purchase Payments. Eligible purchase payments (defined as all purchase payments made during the first year after the rider effective date), will result in an increase in the Guaranteed Withdrawal Base and Remaining
Guaranteed Balance equal to the amount of each eligible purchase payment. Purchase payments made after a Reset
Date are not considered eligible purchase payments. See Examples B and C in “APPENDIX III.”

PRO.120636-12	28

Reset Option. If allowed under your MGWB rider, you may elect to Reset the Guaranteed Withdrawal Base and
Remaining Guaranteed Balance to an amount equal to 100% of the contract value as of the Reset Date, provided:
•	The age of each contract owner and annuitant is 80 or younger on the Reset Date;
•	You must invest exclusively in one or more of the Eligible Funds during the entire term;
•	You may not invest in the DCA Fixed Account or any other fixed account which may be available under the contract during the time the MGWB rider is in effect; and
•	Your election of a Reset is received, in good order, at our Administrative Service Center within 30 days after the contract anniversary on which the Reset may be purchased.

An election to Reset the MGWB rider may result in the resetting of the Guaranteed Withdrawal Base to an amount lower than prior to the Reset. This may result in a decrease in the Annual Withdrawal Amount as well as a decrease in the amount charged.

As of the date of the Reset, the Annual Withdrawal Amount is reset to equal 5.0% of the new Guaranteed
Withdrawal Base. If there are subsequent withdrawals that exceed the Annual Withdrawal Amount, the Remaining
Guaranteed Balance is adjusted downward, and the Guaranteed Withdrawal Base will also be adjusted. See
“MGWB Rider.”

If allowed under your MGWB rider, you may elect the Reset option on the fifth and 10th anniversary of the effective date of the MGWB rider. See Example G in “APPENDIX III.”
Charges for the MGWB rider may change if you elect to Reset. See “Charges for the Minimum Guaranteed Withdrawal Benefit Rider” and “FEES–Optional Living Benefit Riders.”
Death of Owner or Annuitant. If you, or the annuitant if the contract owner is a non-natural person, dies while the MGWB rider is not in automatic withdrawal status, the MGWB rider will terminate on the Death Benefit
Valuation Date and no further MGWB rider benefits will apply. In this circumstance, the death benefit will be determined in accordance with the standard death benefits available under the contract, including any optional enhanced death benefit, if selected by the contract holder. See “DEATH BENEFIT.” If the surviving spouse of the deceased contract owner continues the contract, and if as a result, the contract value increases, the following will apply:
•	The Guaranteed Withdrawal Base and Remaining Guaranteed Balance will be increased based on the increased contract value;
•	The MGWB rider charges will be the same as the charges in effect for new MGWB rider issues as of that date; and
•	The MGWB will continue in effect.
Termination. Except as provided under the automatic withdrawal status section, the MGWB rider will automatically terminate upon the occurrence of one of the following:
•	Any portion of your contract value is not invested in one of the Eligible Funds;
•	The contract is terminated in accordance with the provisions of the contract;
•	On the Death Benefit Valuation Date, unless the contract is continued by your spouse, in which case the rider will continue with your surviving spouse as contract owner;
•	The ownership of this contract changes and the new contract owner is other than your spouse;
•	A loan is initiated; or
•	You initiate income phase payments (full income phase payments only).
The rider has no surrender value or other non-forfeiture benefits upon termination. Prior to the payment of benefits under the MGWB rider, this rider does not provide any additional benefits.

TRANSFERS

Transfers among the investment options are subject to the following conditions:
•	During the accumulation phase you may transfer amounts among the available subaccounts, and from the subaccounts to Fixed Account D (for flexible premium series contracts).
•	The amount available for transfer from Fixed Account D to the subaccounts is limited (see APPENDIX I).
•	Fixed Account D is available only through flexible premium series contracts.
•	Amounts may be transferred from the DCA Fixed Account to one or more subaccounts only, and such transfers require participation in the dollar cost averaging program.
•	The DCA Fixed Account is only available for purchase payments.
•	Transfers to the DCA Fixed Account are not allowed.
•	The DCA Fixed Account may be available under both types of contracts, but is not available if you have selected one of the optional living benefit riders.

PRO.120636-12	29

We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 for each transfer and to limit the number of transfers, as well as establish minimum and maximum amounts for transfers. We also reserve the right to transfer the entire amount remaining in a subaccount in the event that a transfer request would bring this remaining amount below a specified amount.

Optional Living Benefit Riders (transfer premium series only). If you have elected the MGAB rider or MGWB rider, you are limited to investment in the Eligible Funds (other than during the free look period, when we may require you to invest in the money market option). While we will not restrict your ability to invest or transfer to other funds, if you do so, the applicable rider will be terminated. Accordingly, you should not purchase one of these riders if you do not believe that you will be comfortable remaining invested in one or more of the Eligible Funds during the entire time the rider is in effect. See “OPTIONAL LIVING BENEFIT RIDERS” and “APPENDIX
II.”

Transfer Requests. Requests may be made in writing, by telephone (where allowed), and where available, electronically. Transfers must be made in accordance with the terms of the contract.

Limits on Frequent or Disruptive Transfers
The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:
•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.
Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Section 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:
•	Meets or exceeds our current definition of Excessive Trading, as defined below; or
•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define “Excessive Trading” as:
•	More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
•	Six round-trips involving the same fund within a rolling twelve month period.
The following transactions are excluded when determining whether trading activity is excessive:
•	Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
•	Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
•	Purchases and sales of fund shares in the amount of $5,000 or less;
•	Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
•	Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”).

PRO.120636-12	30

Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity.
A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading
Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated
policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

PRO.120636-12                                                                  31

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our
Administrative Service Center or, if you are participating in the dollar cost averaging or automatic reallocation programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. Telephone transactions may be available when you complete a telephone reallocation form and a personal identification number (PIN) has been assigned. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These may include recording calls on voice recording equipment, requiring completion of a “telephone reallocation” form, written confirmation of telephone instructions and use of a PIN to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price.

Currently, under this program you may elect one of the following transfer options:

DCA Fixed Account. You may direct us to automatically transfer amounts invested in the DCA Fixed Account to any one or more of the subaccounts over a specified period of time. Transfers from the DCA Fixed Account to
Fixed Account D are not allowed. Only purchase payments may be allocated to the DCA Fixed Account.
Additionally:
•	Transfers from the DCA Fixed Account are made on a monthly basis;
•	We reserve the right to limit your participation in the DCA Fixed Account to once over the life of the contract;
•	Currently, transfers of substantially equal amounts are made over a period of six or 12 months. Other periods may also be available from time to time;
•	The DCA Fixed Account is not available if you have selected an optional living benefit rider;
•	You may have only one dollar cost averaging term at any one time;
•	The minimum initial deposit to a DCA Fixed Account term is $5,000;
•	If the dollar cost averaging program is discontinued prior to the end of the chosen term, the remaining balance of the DCA Fixed Account will be transferred to Fixed Account D if available under your contract. If Fixed
Account D is not available, then such amounts will be transferred to the money market subaccount, unless you direct otherwise; and
•	If the contract owner dies while dollar cost averaging from the DCA Fixed Account and the surviving spouse elects to continue the contract, the dollar cost averaging program will continue according to its terms, and the
DCA Fixed Account will remain available for allocation of purchase payments, subject to any restrictions on the program.

Dollar cost averaging from the DCA Fixed Account will be automatically discontinued in the event that:
•	Death benefit proceeds become payable;
•	The contract is terminated; or
•	The contract owner elects to begin receiving income phase payments.

PRO.120636-12	32

Interest Only. You may direct us to automatically transfer credited interest only from amounts invested in Fixed
Account D (for flexible premium series contracts) to any one or more of the subaccounts, subject to the following:
•	Only automatic transfers of 100% of interest earned are allowed, and transfers to the DCA Fixed Account are not allowed. We will only transfer interest that is earned after you have elected this option. Reallocations may be made on a monthly, quarterly, semi-annual or annual basis;
•	To elect transfers of this type, your contract value must be at least $10,000 and the Fixed Account D value must be at least $5,000. We reserve the right to discontinue these transfers when the Fixed Account D value becomes less than $5,000; and
•	Amounts transferred are subject to and are counted toward the 20% limit on amounts that may be transferred from Fixed Account D in any rolling 12-month period. See APPENDIX I.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is currently no charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each contract year. Dollar cost averaging may be subject to additional restrictions or requirements. To obtain an application form or for additional information about this program, contact your sales representative or call us at the number listed in “CONTRACT OVERVIEW–Questions: Contacting the
Company.”

We reserve the right to discontinue, modify or suspend the dollar cost averaging program and to charge a processing fee not to exceed the lesser of 2.0% of the amount withdrawn or $25, for each transfer made under this program.

Automatic Reallocation Program (Account Rebalancing). Account rebalancing allows you to reallocate your account value to match your current investment allocations by transferring contract values from the subaccounts that have increased in value to those subaccounts that have declined in value or increased in value at a slower rate. Only contract values invested in the subaccounts may be rebalanced. We automatically transfer your contract value on each quarterly anniversary of the date we established your contract (or any other date as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market.

There is currently no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each contract year. You are eligible to participate in this program if your contract value is at least $10,000. To apply, you must complete an application you may obtain by writing to us at the address listed in “CONTRACT OVERVIEW–Questions: Contacting the
Company.” You must choose the applicable subaccounts and the percentage of contract value to be maintained on a quarterly basis in each subaccount. All values in a selected subaccount will be available for rebalancing.

You may instruct us at any time to terminate this program by written request to us at the address listed in
“CONTRACT OVERVIEW–Questions: Contacting the Company.” Any value in a subaccount that has not been reallocated will remain in that subaccount regardless of the percentage allocation, unless you instruct us otherwise. If you wish to continue the reallocations after they have been terminated, you must complete an application and have at least $10,000 of contract value.

We reserve the right to discontinue, modify or suspend the account rebalancing program and to charge a processing fee not to exceed the lesser of 2.0% of the amount withdrawn or $25, for each transfer made under this program.

Transfers from the Fixed Accounts. Transfers from Fixed Account D are limited. For more information on transfers from the fixed interest options, see “APPENDIX I,” and your contract.

PRO.120636-12                                                                      33

WITHDRAWALS
Taxes, Fees and Deductions
Amounts withdrawn may be
subject to one or more of the
following:
•  Early Withdrawal Charge
    (see “FEES–Early
    Withdrawal Charge”)
•  Administrative Expense
    Charge (see “FEES–
    Administrative Expense
    Charge”)
•  Annual Contract Charge
    (see “FEES–Annual
    Contract Charge”)
•  Partial Withdrawal
    Processing Fee (see
    “FEES–Early
    Withdrawal Charge”)
•  Redemption Fees (see
    “FEES–Redemption
    Fees”)
•  Tax Penalty (see “TAX
    CONSIDERATIONS”)
•  Tax Withholding (see
    “TAX
    CONSIDERATIONS”)
•  Optional Living Benefit
    Rider Charges (see
    “FEES–Optional Living
    Benefit Rider Charges)
    (Transfer Premium
    Series Contracts Only)”)
•  Optional Death Benefit
    Rider Charges (see
    “FEES–Optional Death
    Benefit Rider Charges”)

To determine which may
apply to you, refer to the
appropriate sections of this
prospectus, contact your
sales representative or call us
at the number listed in
“CONTRACT
OVERVIEW–Questions:
Contacting the Company.”

•  Withdrawal Value: Your
    contract value less any
    outstanding loan balance
    and any applicable early
withdrawal charges.	Subject to any applicable retirement plan or Tax Code restrictions (see
“Withdrawal Restrictions” below), you may withdraw all or a portion of your withdrawal value invested in the subaccounts at any time during the accumulation phase. Withdrawals from amounts in the fixed interest options may be subject to additional restrictions. See APPENDIX I. If you have purchased the MGWB rider, see “OPTIONAL LIVING BENEFIT RIDERS.” Contracts issued in connection with 403(b) plans generally require that the plan sponsor or its delegate certify that you are eligible for the distribution.

Steps for Making A Withdrawal. You must select the withdrawal amount:
•	Full Withdrawals: You will receive your withdrawal value, reduced by any applicable tax, redemption fees, annual contract charge, administrative expense charge, and optional death benefit rider and optional living benefit charges; or
• Partial Withdrawals: You may request withdrawal of either:

▷ A gross amount, in which case the applicable early withdrawal charge, redemption fees, and taxes will be deducted from the gross amount requested; or
▷ A specific amount after deduction of the applicable early withdrawal charge, redemption fees, and taxes.

Requests for partial withdrawals are subject to the following conditions:
• The minimum amount of any partial withdrawal must be $1,000;
•  The contract value may not fall below the greater of $1,000 or any outstanding loan balance divided by 85%;
•  We may charge a processing fee of $25 or, if less, 2.0% of the amount withdrawn;
•  Unless otherwise agreed to by us, we will withdraw dollars in the same proportion as the values you hold in the investment options in which you have a contract value; and
•  You must properly complete a disbursement form and deliver it to our
Administrative Service Center.
Withdrawal Restrictions.
Some plans may have other limits on withdrawals, other than or in addition to those listed below:
•	Section 403(b)(11) of the Tax Code generally prohibits withdrawals under
403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:

▷ Salary reduction contributions made after December 31, 1988; and
▷ Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship. Other withdrawals may be allowed as provided for under the Tax Code or regulations;

•	Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See
“TAX CONSIDERATIONS–Taxation of Qualified Contracts–
Distributions–Eligibility–403(b) Plans;” and
•	Participants in the Texas Optional Retirement Program may not receive any distribution before retirement, except upon becoming disabled, as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the
Texas Attorney General’s interpretation of Texas law.

PRO.120636-12	34

Calculation of Your Withdrawal. We determine your contract value every normal business day that the NYSE is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your contract value as of the next valuation date after we receive a request for withdrawal in good order at our
Administrative Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order. No interest will accrue on amounts represented by uncashed withdrawal checks.

SYSTEMATIC WITHDRAWALS
A systematic withdrawal is a series of automatic partial withdrawals from your contract based on a payment method you select. You may elect to withdraw a specified dollar amount or a percentage of the contract value on a monthly, quarterly, semiannual or annual basis. The amount of each systematic withdrawal must be at least $100.

Systematic Withdrawal Availability. We reserve the right to modify or discontinue offering systematic withdrawals. However, any such modification or discontinuation will not affect any systematic withdrawals already in effect. We may add additional systematic withdrawal options from time to time.

Requesting a Systematic Withdrawal. To request systematic withdrawals and to assess terms and conditions that may apply, contact the Administrative
Service Center at the number listed in “CONTRACT OVERVIEW–Questions:
Contacting the Company.”

Terminating Systematic Withdrawals. You may discontinue systematic withdrawals at any time by submitting a written request to our Administrative
Service Center.

Charges. Systematic withdrawals are subject to early withdrawal charges.
Although we currently do not impose a partial withdrawal processing fee, we reserve the right to charge a processing fee not to exceed the lesser of 2.0% or
$25.

Taxation. Systematic withdrawals and revocations of elections may have tax consequences. Amounts withdrawn may be included in your gross income in the year in which the withdrawal occurs, and withdrawals prior to your reaching age
59½ may also be subject to a 10% federal tax penalty. If you are concerned about
tax implications, consult a qualified tax adviser.	Features of a Systematic
Withdrawal
A systematic withdrawal
allows you to receive
regular payments from
your contract without
moving into the income
phase. By remaining in the
accumulation phase, you
retain certain rights and
investment flexibility not
available during the
income phase. Because the
contract remains in the
accumulation phase, all
accumulation phase
charges continue to apply.

LOANS

Loans Available from Certain Qualified Contracts. If allowed by the contracts and the qualified plan for which the contract is issued (where applicable), a loan may be available from the contract value prior to your election of an income phase payment option or the annuitant’s attainment of age 70½. Additional restrictions may apply under the
Tax Code, your plan or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. Loans are not allowed from nonqualified contracts, IRA, or Roth IRA contracts. We reserve the right not to grant a loan request if you have an outstanding loan in default.

If you purchase the MGAB rider, loans may adversely impact the additional amount paid under the rider, and there may be adverse tax consequences from taking a loan while the rider is in effect. Loans are not available if you have purchased the MGWB rider. Please consult with a qualified financial or tax adviser.

PRO.120636-12                                                                 35

A loan may be requested by properly completing the loan request form and submitting it to our Administrative
Service Center. Read the terms of the loan agreement before submitting any request. Processing of loan repayments
(including pricing of such repayments) may be delayed for administrative reasons, including but not limited to submission of repayments without a proper loan coupon, or where the amount of a repayment differs from the amount printed on the loan coupon. We may also refuse to accept certain forms of loan repayments, if applicable,
(traveler’s checks, for example) or restrict the amount of certain forms of loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your loan repayment. Please contact us at the number or address listed in “CONTRACT OVERVIEW–Questions:
Contacting the Company” for further information.

Charges. Loans may be subject to any applicable early withdrawal charge. We reserve the right to charge a processing fee not to exceed $25. Interest will be charged on loaned amounts. The difference between the rate charged and the rate credited on loans under your contract is currently 2.5% per annum (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0% per annum.

DEATH BENEFIT
This section provides
information about the death
benefit during the accumulation
phase. For death benefit
information applicable to the
income phase, see “INCOME
PHASE.”

Terms to Understand

Annuitant(s): The person(s) on
whose life(lives) or life
expectancy(ies) the income
phase payments are based.

Beneficiary(ies): The person(s)
or entity(ies) entitled to receive
death benefit proceeds under the
contract.

Contingent Beneficiary: The
person(s) or entity(ies)
designated to receive death
benefit proceeds under the
contract if no beneficiary is alive
when the death benefit is due.

Death Benefit Valuation Date:
The valuation date following the
date we receive both proof of
your death and the beneficiary’s
written request in a form which
we approve for either a lump-
sum payment or an income
phase payment option. Please
contact our Administrative
Service Center to learn what
information is required for a
request for payment of the death
benefit to be in good order.
Generally, a request is
considered to be in “good order”
when it is signed, dated and
made with such clarity and
completeness that we are not
required to exercise any
discretion in carrying it out.	Definitions. The following terms are used in this section:

Adjusted Purchase Payment Total. An amount equal to the amount of the first purchase payment, plus subsequent purchase payments, minus a pro-
rata share of partial withdrawals. For each partial withdrawal, the Adjusted
Purchase Payment Total is reduced pro-rata by multiplying it by the fraction of A divided by B (A/B), where:
• A is the contract value immediately after a partial withdrawal; and
• B is the contract value immediately before a partial withdrawal.

Highest Anniversary Value. An amount calculated under the Annual
Stepped Up Death Benefit. On the date the contract is issued, it is equal to the initial purchase payment. Thereafter, the Highest Anniversary Value is calculated on each contract anniversary and is increased by the amount of each subsequent purchase payment and reduced pro-rata for each subsequent partial withdrawal. The pro-rata adjustment for each partial withdrawal is equal to the Highest Anniversary Value as of that date, multiplied by the fraction A divided by B, (A/B), where:
• A is the contract value immediately after a partial withdrawal; and
• B is the contract value immediately before a partial withdrawal.

On each contract anniversary prior to the contract owner’s 81st birthday, the Highest Anniversary Value will be equal to the greater of the current
Highest Anniversary Value or the contract value on the date of the contract anniversary. After you reach your 81st birthday, the Highest Anniversary
Value will be the Highest Anniversary Value that was calculated on the last contract anniversary prior to your 81st birthday.

The following example illustrates the application of the Highest Anniversary Value.

If your initial purchase payment is $100,000, then your Highest
Anniversary Value initially is $100,000. If on your next contract anniversary your contract value has grown to $115,000 and no additional premium or partial withdrawals occurred, then your Highest Anniversary
Value is reset to $115,000, as long as you are under age 81. If you then submit a $5,000 premium deposit, your Highest Anniversary Value is adjusted upward by $5,000 to $120,000. If in the same year you then request a $40,000 withdrawal and your contract value has increased to
$125,000 (but your Highest Anniversary Value is still $120,000), then:

A = $125,000 - $40,000 = $85,000 B = $125,000 A/B = $85,000/$125,000 = 0.68

Therefore your Highest Anniversary Value after the withdrawal is $120,000 x 0.68, or $81,600.

PRO.120636-12	36

If on your next contract anniversary your contract value has grown to $90,000 and no additional premium or partial withdrawals occurred, then your Highest Anniversary Value is reset to $90,000, unless you are age 81 or older.
Once you turn age 81 your Highest Anniversary Value is locked in and will not continue to reset.

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder dies, or in the case of a contract owned by a non-natural person, like a trust, when the annuitant dies. The amount of the death benefit is determined on the Death Benefit Valuation Date (see sidebar), which is generally the next time we value your contract following the date on which we receive proof of death and a payment request in good order. Until we receive proof of death and a request for payment from the beneficiary, contract value will remain invested as at the time of your death, and no distribution will be made.

Who Receives Death Benefit Proceeds? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries and/or contingent beneficiaries. Unless you have instructed us otherwise, if more than one beneficiary has been named, the payment will be paid in equal shares. If you die and no beneficiary or contingent beneficiary exists, or if the beneficiary or contingent beneficiary is not living on the date payment is due, the death benefit will be paid in a lump-sum to your estate. If you have a nonqualified contract and there are joint owners, death benefit proceeds are paid first to the surviving joint owner. If there is no surviving joint owner, then death benefit proceeds are payable to the beneficiaries you have named as described above. In addition, for nonqualified contracts, if the designated beneficiary is the contract owner’s surviving legal spouse, the surviving legal spouse has the option to continue the contract as the contract owner.

Designating Your Beneficiary. You may designate a beneficiary on your application and may change the designated beneficiary at any time before income phase payments begin by sending us a written request. Upon our receipt of your written request in good order (see “CONTRACT OVERVIEW–Questions: Contacting the
Company”), we will process the change effective the date it was signed. Any change in beneficiary will not affect any payments made or affect any actions taken by us before the request was received. We are not responsible for the validity of any beneficiary change.

Standard Death Benefit

If you (for contracts owned by a natural person), or the annuitant (for contracts owned by a non-natural person) die prior to the income phase, the person you have chosen to be your beneficiary will receive a death benefit. The death benefit will be the contract value less any outstanding loan.

Death Benefit Riders. There are two death benefit riders available under the contract, the Return of Purchase
Payment Death Benefit Rider and the Annual Stepped Up Death Benefit Rider. There is an additional charge for the
Return of Purchase Payment and Annual Stepped Up Death Benefit Riders, and you may only elect one of the riders.

For contracts owned by a natural person, if the annuitant dies and is not the same as the contract owner, the contract owner will automatically be named as the new annuitant and no death benefit will be payable. However, in that situation, the contract owner may surrender the contract, subject to any applicable withdrawal charges.

Return of Purchase Payment Death Benefit Rider

Charge. There is an extra charge if you elect the Return of Purchase Payment Death Benefit Rider, equal to
0.05% annually of your average daily separate account contract value. This charge is deducted quarterly and upon full withdrawal of the contract from the subaccounts in proportion to each available subaccount’s percentage of the total separate account contract value as of the valuation date immediately preceding the date of deduction. Upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge.

Election. The Return of Purchase Payment Death Benefit Rider may be elected only on the date the contract is issued, and will remain in effect until:
• The entire withdrawal value of the contract is withdrawn;
• Death benefit proceeds become payable under the contract;
• The contract is terminated in accordance with its provisions; or
• Income phase payments begin.

Death Benefit Amount. If you elect the Return of Purchase Payment Death Benefit Rider, the amount of the death benefit is the greater of A or B, less any outstanding loan balance, where:
•  A is the contract value on the Death Benefit Valuation Date; and
• B is the Adjusted Purchase Payment total.

PRO.120636-12	37

Annual Stepped Up Death Benefit Rider
Charge. There is an extra charge if you elect the Annual Stepped Up Death Benefit Rider, equal to 0.25%
annually of your average daily separate account contract value. This charge is deducted quarterly and upon full withdrawal of the contract from the subaccounts in proportion to each available subaccount’s percentage of total separate account contract value as of the valuation date immediately preceding the date of deduction. Upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge.

Election. The Annual Stepped Up Death Benefit Rider may be elected only on the date the contract is issued, and will remain in effect until:
•	The entire withdrawal value of the contract is withdrawn;
•	Death benefit proceeds become payable under the contract;
•	The contract is terminated in accordance with its provisions; or
•	Income phase payments begin.

Death Benefit Amount. If you elect the Annual Stepped Up Death Benefit Rider, the amount of the death benefit is equal to the greater of A, B, or C (less any outstanding loan balance), where:
•	A is the contract value on the Death Benefit Valuation Date;
•	B is the Adjusted Purchase Payment Total; and
•	C is the Highest Anniversary Value.

Payment of the Death Benefit Before Income Phase Payments Begin:
The beneficiary may choose one of the following three methods of payment:
•	Receive a lump-sum payment;
•	Apply some or all of the death benefit to any of the income phase payment options (in no event may payments to a beneficiary extend beyond the beneficiary’s life expectancy or any period certain greater than the beneficiary’s life expectancy); or
•	Any other distribution method acceptable to us.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “TAX
CONSIDERATIONS.” In general, the death benefit must be applied to either an income phase payment option within one year of the contract holder’s or annuitant’s death or the entire contract value must be distributed within five years of the contract holder’s or annuitant’s date of death. An exception to this provision for nonqualified contracts applies if the designated beneficiary is the surviving spouse, in which case the beneficiary may continue the contract as the successor contract holder and generally may exercise all rights under the contract. Please see your contract for more details.

Requests for payment of the death benefit in a lump-sum will be paid within seven days following the next valuation date after we receive proof of death and a request for payment. Requests for continuing income phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump-sum and the contract will be canceled.

Payment of Death Benefit or Proceeds

Subject to state law conditions and requirements, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made into an interest bearing retained asset account that is backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). The
beneficiary may access the entire Proceeds in the account at any time without penalty through a draftbook feature.
The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the
Proceeds in the account may be less than under other settlement or payment options available through the contract.
A beneficiary should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

A beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the Proceeds by check rather than through the account’s draftbook feature by contacting us at the address shown in “CONTRACT OVERVIEW–Questions: Contacting the Company.”

At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the retained asset account draftbook feature by notifying us at the address shown in
“CONTRACT OVERVIEW–Questions: Contacting the Company.”

PRO.120636-12                                                             38

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the timeframe required by the Tax Code. See
“TAX CONSIDERATIONS.”

INCOME PHASE

During the income phase you stop contributing dollars to your contract and start receiving payments from your accumulated contract value.

Initiating Payments. To start receiving income phase payments, you must notify us in writing of all of the following:
• Payment start date;
• Income phase payment option (see the income phase payment options table in this section); and
• Choice of fixed, variable or a combination of both fixed and variable payments.

Your contract will continue in the accumulation phase until you properly initiate income phase payments. If you have not selected a required minimum distribution method, we will provide an income phase payment option to you at age 85, unless you notify us otherwise in writing. You may change the income phase payment option by notifying us in writing before the payment start date. Once an income phase payment option is selected, it may not be changed.

What Affects Payment Amounts. Some of the factors that may affect the amount of your income phase payments include your age, gender (under some contracts), contract value, the income phase payment option selected and whether you select fixed, variable or a combination of both fixed and variable payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the available subaccount(s) you select. Payment amounts will vary depending upon the performance of the subaccounts you select. The subaccounts available during the income phase maybe limited, and may not be the same as the subaccounts available during the accumulation phase. For more information about how variable income phase payments are determined, call us for a copy of the Statement of Additional Information. See “CONTRACT
OVERVIEW–Questions: Contacting the Company.”

Transfers. After income phase payments begin, you may transfer between subaccounts once per year.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate of
5.0% or 3.5% must also be selected. If you select a 5.0% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5.0%
annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5.0%, after deduction of fees.

If you select a 3.5% rate, your first payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending on the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional
Information by calling us. See “CONTRACT OVERVIEW–Questions: Contacting the Company.”

Minimum Payment Amounts. Income phase payments may be made monthly unless we agree to a different payment schedule. We reserve the right to change the frequency of either fixed or variable payments so that each payment will be at least $50 per month or $250 per year. We reserve the right to increase the minimum first payment amount, if allowed by state law, based on increases reflected in the consumer price index urban (CPI-U)
since July 1, 1993.

If the contract value less any outstanding loan balance at the payment start date is less than $2,000, you will receive one lump-sum payment and the contract will be canceled.

PRO.120636-12                                                                   39

Restrictions on Start Dates and the Duration of Payments. Unless otherwise agreed to by us, your income phase payment start date must be the first business day of any calendar month. The start date must be at least 12 months after the issue date. If you do not select a start date, the start date will be the annuitant’s 85th birthday. The latest start date is the annuitant’s 99th birthday. If income phase payments start when the annuitant is at an advanced age, such as over 95, it is possible that the contract will not be considered an annuity for federal tax purposes. You may change the start date by notifying us in writing at least 30 days before the start date currently in effect and the new start date. The new start date must satisfy the requirements for a start date.

For 403(b) and IRA contracts only, income phase payments may not extend beyond:
•	The life of the annuitant;
•	The joint lives of the annuitant and beneficiary;
•	A guaranteed period greater than the annuitant’s life expectancy; or
•	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

See “TAX CONSIDERATIONS” for further discussion of rules relating to income phase payments.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.40% on an annual basis, will be deducted from amounts held in the subaccounts.

This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

We do not deduct an early withdrawal charge for amounts applied to income phase payments.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days following the next valuation date after we receive proof of death acceptable to us and the request for the payment in good order at our Administrative Service Center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump-sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation date after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Payment of Death Benefit or Proceeds

Subject to state law conditions and requirements, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made into an interest bearing retained asset account that is backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). The
beneficiary may access the entire Proceeds in the account at any time without penalty through a draftbook feature.
The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract. A beneficiary should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

A beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the Proceeds by check rather than through the account’s draftbook feature by contacting us at the address shown in “CONTRACT OVERVIEW–Questions: Contacting the Company.”

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your contract value, while leaving the remaining portion invested in the accumulation phase. Amounts applied to income phase payments are treated as a withdrawal from the contract, and we reserve the right to deduct any premium taxes not already paid under the contract. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase. We do not charge a withdrawal charge for amounts applied to income phase payments.

PRO.120636-12                                                        40

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “TAX CONSIDERATIONS” for additional information.

Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer other income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:
•	Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based; and
•	Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options
Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Life Income- Guaranteed Payments*	Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will pay the beneficiary a lump-sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
Life Income- Two Lives	Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Continuing Payments:
§ When you select this option you choose for 100%, 66T% or 50% of the payment to continue to the surviving annuitant after the first death; or
§ 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end after the death of both annuitants.
Life Income- Two Lives- Guaranteed Payments*	Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.
Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump-sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
Life Income- Cash Refund Option (fixed payment only)	Length of Payments: For as long as the annuitant lives.
Death Benefit-Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
Life Income- Two Lives- Cash Refund Option (fixed payment only)	Length of Payments: For as long as either annuitant lives.
Continuing Payment: 100% of the payment to continue after the first death.
Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
Nonlifetime Income Phase Payment Options
Nonlifetime- Guaranteed Payments*	Length of Payments: Payments will continue for 5-30 years based upon the number of years you choose when selecting this option. In certain cases a lump-sum payment may be requested at any time
(see below).
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump-sum.

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you attain age 95.

Lump-Sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump-sum. A lump-
sum elected before three or five years of income phase payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period, we will charge any applicable early withdrawal charge. See “FEES–Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “CONTRACT OVERVIEW–Questions: Contacting the Company.”

PRO.120636-12	41

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5.0% assumed net investment rate for variable payments).

TAX CONSIDERATIONS
In this Section:
•   Introduction;
•   Taxation of Nonqualified
     Contracts;
•   Taxation of Qualified
     Contracts;
•   Tax Consequences of Living
     Benefits and Enhanced
     Death Benefits;
•   Possible Changes in
     Taxation; and
•   Taxation of the
     Company

When consulting a qualified tax
adviser, be certain that he or she
has expertise in the Tax Code
sections applicable to your tax
concerns.	Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The
U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:
	•	Your tax position (or the tax position of the designated beneficiary, as applicable) may influence the federal taxation of amounts held or paid out under the contract;
	•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;
	•	This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
	•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the
  Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a qualified tax adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Types of Contracts: Nonqualified or Qualified

The contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified contracts) or purchased on a tax-qualified basis (qualified contracts).

Nonqualified Contracts. Nonqualified contracts are not related to retirement plans that receive special income tax treatment under the Tax Code. Rather, they are purchased with after tax contributions and are purchased to save money with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts. Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 403(b) or
408 of the Tax Code. Employers or individuals intending to use the contract with such plans should seek qualified legal advice.

PRO.120636-12                                                               42

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution.

General. Tax Code section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until annuity payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:
•	Diversification. Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary to do so;
•	Investor Control. Although earnings under nonqualified contracts are generally not taxed until withdrawn, the
Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account;
•	Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax
Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;
•	Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner; and
•	Delayed Annuity Starting Date. If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a nonqualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

PRO.120636-12                                                                 43

10% Penalty Tax. A distribution from a nonqualified contract may be subject to a federal tax penalty equal to 10%
of the amount treated as income. In general, however, there is no penalty on distributions:
•	Made on or after the taxpayer reaches age 59½;
•	Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
•	Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
•	Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
•	The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making section 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:
•	First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;
•	Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
•	Then, from any remaining “income on the contract;” and
•	Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange.
We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010 which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after December 31, 2010. The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows:
•	If distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or
•	If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules may apply to amounts distributed after a Beneficiary has elected to maintain contract value and receive payments.

PRO.120636-12	44

Different distribution requirements apply if your death occurs:
• After you begin receiving annuity payments under the contract; or
• Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2011, your entire balance must be distributed by August 31, 2016. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity:
• Which is purchased with a single premium;
• With annuity payments starting within one year from the date of purchase; and
• Which provides a series of substantially equal periodic payments made annually or more frequently.

While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury
Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our Customer Contact Center.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section
1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

PRO.120636-12	45

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:
•	Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement; and
• Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”).

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence.
Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (e.g. annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:
• Contributions in excess of specified limits;
• Distributions before age 59½ (subject to certain exceptions);
• Distributions that do not conform to specified commencement and minimum distribution rules; and
• Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

PRO.120636-12	46

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

403(b) Plans. The total annual contributions (including pre-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $50,000 (as indexed for 2012). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after
December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 403(b) plan to generally no more than $17,000
(2012). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

Purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:
• $5,500; or
• The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with a qualified tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

403(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:
• The distribution is an eligible rollover distribution and is directed transferred to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
• You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
• The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:
•	Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of ten years or more;
• A required minimum distribution under Tax Code section 401(a)(9);
• A hardship withdrawal;
• Otherwise excludable from income; or
• Not recognized under applicable regulations as eligible for rollover.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:
• The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
• You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

PRO.120636-12	47

10% Penalty Tax. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan or IRA unless certain exceptions, including one or more of the following, have occurred:
•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your beneficiary;
•	You have separated from service with the plan sponsor at or after age 55;
•	The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
•	The distribution is made due to an IRS levy upon your plan;
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or
•	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distributions - Eligibility
403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon your:
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship;
•	Termination of the plan (assets must be distributed within one year); or
•	Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b)
regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

Lifetime Required Minimum Distributions (403(b) Plans and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:
•	Start date for distributions;
•	The time period in which all amounts in your contract(s) must be distributed; and
•	Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:
•	Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

PRO.120636-12	48

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:
• Over your life or the joint lives of you and your designated beneficiary; or
• Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with
Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (403(b) Plans and IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2011, your entire balance must be distributed to the designated beneficiary by December 31, 2016. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:
• December 31 of the calendar year following the calendar year of your death; or
• December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by
Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

PRO.120636-12	49

Assignment and Other Transfers
403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:
• A plan participant as a means to provide benefit payments;
• An alternate payee under a QDRO in accordance with Tax Code section 414(p);
• The Company as collateral for a loan; or
• The enforcement of a federal income tax lien or levy.

IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. In some states, to the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

Tax Consequences of Living Benefits and Enhanced Death Benefits

Living Benefits. Except as otherwise noted below, when a withdrawal from a nonqualified contract occurs under a minimum guaranteed withdrawal benefit rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the contract owner’s investment in the contract at that time.

Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. For nonqualified contracts, the income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the MGWB rider or the MGAB rider could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code section 72(b) for tax purposes.

Enhanced Death Benefits. The contract offers a death benefit that may exceed the greater of premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit, which may result in currently taxable income to contract holders and could affect the amount of required minimum distributions. Additionally, because certain charges are imposed with respect to some of the available death benefits it is possible these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from
us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

PRO.120636-12                                                                 50

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

CONTRACT DISTRIBUTION

General

The Company’s affiliate, ING Financial Advisers, LLC, serves as the principal underwriter for the contract. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of FINRA and the Securities Investor Protection Corporation (“SIPC”).
ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with ING Financial Advisers, LLC. We refer to these broker-dealers as
“distributors.” The following distributors are affiliated with the company and have entered into selling agreements with ING Financial Advisers, LLC for the sale of our variable annuity contracts:

•	ING Financial Partners, Inc.	•	Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account, but instead is paid by us through ING
Financial Advisers, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The maximum amount that may be paid with respect to a given purchase payment ranges from 0.0% to a maximum of 5.40% of the payments to a contract. Asset-based compensation of up to 1.0% may also be paid.

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.
Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 5.40% of total premium payments. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum 5.40% commission rate noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

PRO.120636-12                                                                  51

Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through ING Financial Advisers,
LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:
•	Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2011, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.
•	ING Financial Partners, Inc.	•	Woodbury Financial Services, Inc.
•	GWN Securities, Inc.	•	National Planning Corporation
•	Lincoln Investment Planning, Inc.	•	SagePoint Financial, Inc.
•	PlanMember Securities Corporation	•	Raymond James Financial Services, Inc.
•	LPL Financial Corporation	•	T.S. Phillips Investments, Inc.
•	GLP Investment Services, LLC	•	Sammons Securities Company, LLC
•	CUSO Financial Services, L.P.	•	Wells Fargo Advisors, LLC
•	Veritrust® Financial, LLC	•	Princor Financial Services Corporation
•	Royal Alliance Associates, Inc.	•	Gold Coast Securities, Inc.
•	Legend Equities Corporation	•	Signator Investors, Inc.
•	Securities America, Inc.	•	Transamerica Financial Advisors, Inc.
•	AXA Advisors, LLC	•	Pacific West Securities, Inc.
•	Ameritas Investment Corp.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts and/or services over another.

The names of the distributor and the registered representative responsible for your contract are stated in your enrollment materials.

PRO.120636-12		52

Third Party Compensation Arrangements. Please be aware that:
• The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
•	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
•	At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:
• Standardized average annual total returns; and
• Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual contract charges, administrative expense charges, death benefit rider charges, and any applicable early withdrawal charges).

PRO.120636-12	53

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Proceedings
We are not aware of any pending legal proceedings that involve the separate account as a party.

The company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:
• On any valuation day when the NYSE is closed (except customary weekend and holiday closings) or when trading on the NYSE is restricted;
•	When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or
• During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfers, Assignments or Exchanges of a Contract

A transfer of ownership or assignment of a contract, or the exchange of a contract may result in certain tax consequences to the contract owner that are not discussed herein. A contract owner contemplating any such transfer, assignment, or exchange of a contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Involuntary Terminations

We reserve the right to terminate a contract if:
• The entire withdrawal value is withdrawn on or before income phase payments begins;
• The contract value is paid in a lump-sum as a death benefit before income phase payments being; or
• If permitted by law, the outstanding loan balance equals or exceeds the contract value, less applicable withdrawal charges.

PRO.120636-12	54

In addition, we may terminate the contract by payment of the current withdrawal value if:
•	You have not made any purchase payments for a period of two years; and
•	The guaranteed monthly benefit under the life annuity with payments for 10 or 20 years would be less than $20 per month when you reach age 71, or at the end of 12th contract year, whichever is later, provided that such amounts are not solely a result of negative investment performance.

Reports to Contract Owners

At least once in each contract year we will mail you, at the last known address of record, a statement of your contract value. Written confirmation of every financial transaction made under the contract will be made immediately; however, written confirmation of periodic payments made through salary reduction arrangements will be made quarterly.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or one of our affiliates. Call us at the number listed in “CONTRACT OVERVIEW–
Questions: Contacting the Company” if you need additional copies of financial reports, prospectuses or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

Page
• General Information and History	2
• Separate Account N	2
• Offering and Purchase of Contracts	3
• Income Phase Payments	3
• Sales Material and Advertising	5
• Experts	5
• Financial Statements of Separate Account N	S-1
• Financial Statements - Statutory Basis of ReliaStar Life Insurance Company	C-1

You may request an SAI by calling our Administrative Service Center at the number listed in “CONTRACT
OVERVIEW–Questions: Contacting the Company” or by returning this request to our Administrative Service
Center at the address listed in “CONTRACT OVERVIEW–Questions: Contacting the Company.”

Your name

Address

City	State___________	Zip _________________

Please send me a copy of the Separate Account N ING Encore/ING Encore Flex Statement of Additional Information.

PRO.120636-12 55

APPENDIX I
The Fixed Accounts

General Disclosure
• Fixed Account D (for flexible premium series contracts only) and the DCA Fixed Account (collectively, the fixed accounts) are investment options that may be available during the accumulation phase.
• Amounts allocated to the fixed accounts are held in the Company’s general account which supports insurance and annuity obligations.
• All or a portion of your purchase payments may be allocated to the fixed accounts.
• Interests in the fixed accounts have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
• The fixed accounts have not been registered as investment companies under the Investment Company Act of 1940.
•	Disclosure in this prospectus regarding the fixed accounts may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
• Disclosure in this appendix regarding the fixed accounts has not been reviewed by the SEC.
• Additional information about the fixed accounts may be found in the contracts. Additional information about the DCA Fixed Account may also be found in the program application.

Interest Rates

Fixed Account D. Fixed Account D has an interest rate that is set periodically by the Company. Interest will be credited and compounded daily using the daily equivalent of effective yearly interest rates, which is the yield resulting after interest has compounded daily for a full year.

We guarantee an effective yearly interest rate that complies with the nonforfeiture law that is in effect on the issue date for the state in which the contract was delivered. In no circumstance will the effective yearly interest rate be less than the guaranteed minimum interest rate.

We may credit interest in excess of the guaranteed rate. Any interest in excess of the guaranteed rate will be declared at the beginning of the period for which it is payable. In setting interest rates, we may consider many factors, including but not limited to, investment yields rates, taxes, competitive factors, desired margins, contract persistency, and other experience factors. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

DCA Fixed Account. The DCA Fixed Account has an interest rate that is set periodically by the Company. Interest will be credited and compounded daily using the daily equivalent of effective yearly interest rates, which is the yield resulting after interest has compounded daily for a full year. The annual minimum guaranteed interest rate will apply to all amounts held in the DCA Fixed Account during the calendar year.

The interest rate earned on the DCA Fixed Account will be the minimum guaranteed interest rate plus any additional interest, which we may declare from time to time. In no circumstance will the effective yearly interest rate be less than the guaranteed minimum interest rate.

A purchase payment allocated to a DCA term will be credited with interest at the rate in effect at the start of the
DCA term. That rate will remain in effect for the remaining balance of that purchase payment until the DCA term ends. Subsequent purchase payments into the same DCA term earn interest at the then current interest rate applied to new allocations to a DCA term of the same duration. There may be different interest rates for different DCA terms. DCA terms of the same duration may have different interest rates depending on when the DCA term began.

Interest rates are set at our complete discretion. The DCA Fixed Account may credit a different interest rate(s) than other fixed accounts we may offer under the contract. In setting interest rates, we may consider many factors, including but not limited to, investment yields rates, taxes, competitive factors, desired margins, contract persistency, and other experience factors. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

PRO.120636-12	56

Transfers

Fixed Account D. During the accumulation phase period, amounts in Fixed Account D may be reallocated at any time to the subaccounts, subject to the following requirements:

Each rolling 12-month period, twenty percent (20%) may be transferred from Fixed Account D to the subaccounts.
The amount available for transfer during any contract year is based on the contract value in Fixed Account D as of the date we receive the transfer request in good order at our Administrative Service Center, reduced by any amount withdrawn, transferred, taken as a loan, or used to purchase income phase payments during the 12 months prior to the transfer request. In addition, we reserve the right to reduce the amount available for transfer by amounts withdrawn under a systematic withdrawal option. We may, on a non-discriminatory basis, allow transfers of a larger percentage.

Twenty percent of the amount in Fixed Account D may be transferred in each of four consecutive 12 month periods and the balance reallocated in the fifth 12-month period subject to the following conditions:
• During the five-year period, no additional amounts are allocated to or reallocated from Fixed Account D;
• We will include any amounts reallocated, taken as a loan, or used to purchase income phase payments during the prior 12-month period when calculating the 20% amount; and
• We reserve the right to include amounts paid under a systematic withdrawal option when calculating the 20% amount.

We reserve the right to waive the transfer limit when the amount in Fixed Account D is less than $2,000. We may, on a non-discriminatory basis, allow transfers of a larger percentage.

No transfers to or from Fixed Account D are allowed after the beginning of the income phase. See also
“TRANSFERS.”

DCA Fixed Account. Transfers from the DCA Fixed Account are only allowed pursuant to the dollar cost averaging program. See “TRANSFERS–Dollar Cost Averaging Program.”

Withdrawals

Fixed Account D. The contract owner may request a full or partial withdrawal from Fixed Account D. Partial withdrawals from the contract will be made on a pro-rata basis from each subaccount and fixed account. If another method of allocation is desired, you must request it in writing to us. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as otherwise provided by law.

While the value of purchase payments allocated to Fixed Account D is included in the calculation of the withdrawal charge upon a partial or full withdrawal of contract value, we will not apply a withdrawal charge to the portion of the contract value allocated to Fixed Account D. We will calculate the amount of the withdrawal charge waived by multiplying the withdrawal charge by the percentage that the amount withdrawn from Fixed Account D bears to the total amount withdrawn.

Partial Withdrawals. Each 12-month period, twenty percent (20%) may be withdrawn from Fixed Account D. The amount available for withdrawal is based on the contract value in Fixed Account D as of the date we receive the withdrawal request in good order at our Administrative Service Center, reduced by the amount withdrawn, reallocated, taken as a loan, or used to purchase income phase payments during the contract year. In addition, we reserve the right to reduce the amount available by deducting any amount withdrawn under a systematic distribution option.

Full Withdrawals. The contract owner may withdraw the full amount from Fixed Account D. When we receive a request for a full withdrawal, no additional transfers, partial withdrawals or loans are allowed. The withdrawal is paid as follows:

•	One-fifth of the contract value in Fixed Account D as of the date we receive the withdrawal request at our administrative service center, reduced by the amount, if any, transferred, withdrawn, taken as a loan, or used to purchase income phase payments during that contract year; then
•	One-fourth of the remaining amount 12 months later; then
•	One-third of the remaining amount 12 months later; then
•	One-half of the remaining amount 12 months later; then
•	The balance of the contract value in Fixed Account D 12 months later.

When we receive a request for a full withdrawal, no additional transfers, partial withdrawals or loans are allowed.
The contract owner may cancel a full withdrawal request from Fixed Account D at any time.

PRO.120636-12                                                                57

Waiver of Full and Partial Withdrawal Restrictions. Full and partial withdrawal restrictions are waived when the withdrawal is:

•	Due to the contract owner’s death during the accumulation phase, and the withdrawal is made within six months of the date of death;
•	Used to purchase income phase payments on a life contingent basis or for a stated period on a fixed only basis;
•	Due to disability, extended confinement, or terminal illness within the meaning of the Tax Code, subject to the provisions regarding waiver of the withdrawal charge;
•	Due to separation from service with your employer after age 55 (available beginning five years from the issue date) (for 403(b) contracts only).
•	To satisfy minimum distribution requirements; or
•	Due to other conditions as we may allow without discrimination.

Not all waivers may be available in all states. Refer to your contract for a description of available waivers.

Withdrawals will be made on a last-in first-out basis (i.e., the most recent purchase payment and associated earnings on that purchase payment will be the first to be withdrawn from the contract value, followed by the next most recent purchase payment and associated earnings, and so on).

DCA Fixed Account. Amounts withdrawn from the DCA Fixed Account are subjected to the applicable withdrawal charge. See “FEES” and “WITHDRAWALS.”

Charges. We do not make deductions from amounts in the fixed accounts to cover mortality and expense risks. We consider these risks when determining the credited rate. We expect to derive a profit from the determination of the credited rate. If you make a full withdrawal, the amount available from the DCA Fixed Account will be reduced by any early withdrawal charge (as applicable) and annual contract charge. See “FEE TABLE” and “FEES.”

Interest on Death Benefit. Any death benefit paid from amounts invested in Fixed Account D will include interest from the Death Benefit Valuation Date until the death benefit is paid at a rate not less than required by law.

Guarantee. We guarantee that the fixed contract value will not be less than the amount of purchase payments and transfers allocated to the fixed account, plus interest at the minimum guaranteed rate disclosed in the annuity contract, compounded annually, plus any additional interest which we may, in our discretion, credit to the fixed accounts (as described above), less any charges for the optional death benefit riders or early withdrawal charges, any applicable premium taxes and any amounts withdrawn or reallocated from the fixed accounts.

PRO.120636-12                                                                   58

APPENDIX II Eligible Funds

If you have selected the MGAB rider or the MGWB rider, you must remain invested at all times in one or more of the following Eligible Funds in order to receive the benefits of these riders (other than during the free look period, when we may require you to invest in the money market option). Failure to remain so invested will result in the termination of the applicable rider, and no charges deducted under the rider will be refunded. Accordingly, you should not purchase one of these riders if you do not believe that you will be comfortable remaining invested in one or more of the following funds during the entire time the rider is in effect.

ING Solution Income Portfolio ING Solution 2015 Portfolio ING Solution 2025 Portfolio ING Solution 2035 Portfolio ING Solution 2045 Portfolio

PRO.120636-12	59

Appendix III MGWB Rider Examples

The following examples have been provided to help illustrate how the Minimum Guaranteed Withdrawal Benefit rider works in certain circumstances. For the purpose of these illustrations, the “Cash Value after Purchase Payment or Withdrawal” has been selected in order to illustrate specific situations. We have noted where we have assumed market performance, both negative and positive. This assumed performance is illustrative only.

Example A: The following example illustrates the values of the Guaranteed Withdrawal Base, Annual Withdrawal Amount and Remaining Guaranteed Balance on an initial purchase payment of $100,000:

Contract Year	Date	Purchase Payment	Withdrawal	Cash Value after Purchase Payment or Withdrawal	Guaranteed Withdrawal Base	Annual Withdrawal Amount	Remaining Guaranteed Balance
1	01/01/12	$100,000	---	$100,000	$100,000	$5,000	$100,000

Example B: The following example illustrates the effect of subsequent purchase payments made during the first contract year, and assumes an investment return of $2,000 between 01/01/12 and 03/01/12:
Contract Year	Date	Purchase Payment	Withdrawal	Cash Value after Purchase Payment or Withdrawal	Guaranteed Withdrawal Base	Annual Withdrawal Amount	Remaining Guaranteed Balance
1	03/01/12	$20,000	---	$122,000	$120,000	$6,000	$120,000

Example C: The following example illustrates the effect of subsequent purchase payments made after the first contract year, and assumes an investment loss of $2,000 between 03/01/12 and 03/01/13:
Contract Year	Date	Purchase Payment	Withdrawal	Cash Value after Purchase Payment or Withdrawal	Guaranteed Withdrawal Base	Annual Withdrawal Amount	Remaining Guaranteed Balance
2	03/01/13	$10,000	---	$130,000	$120,000	$6,000	$120,000

Example D: The following examples illustrate the effect of withdrawals that do not exceed the Annual Withdrawal
Amount, and assumes an investment loss of $3,000 between 03/01/13 and 02/01/14 and an additional investment loss of $1,500 between 02/01/14 and 04/01/14:

Contract Year	Date	Purchase Payment	Withdrawal	Cash Value after Purchase Payment or Withdrawal	Guaranteed Withdrawal Base	Annual Withdrawal Amount	Remaining Guaranteed Balance
3	02/01/14	---	$4,000	$123,000	$120,000	$6,000	$116,000
3	04/01/14	---	$2,000	$119,500	$120,000	$6,000	$114,000

PRO.120636-12				60

Example E: The following examples illustrate the effect of cumulative withdrawals that exceed the Annual
Withdrawal Amount, and assumes an investment loss of $10,500 between 04/01/14 and 07/01/15 and an additional investment loss of $4,000 between 07/01/15 and 08/01/15:

Contract Year	Date	Purchase Payment	Withdrawal	Cash Value after Purchase Payment or Withdrawal	Guaranteed Withdrawal Base	Annual Withdrawal Amount	Remaining Guaranteed Balance
4	07/01/15	---	$6,000	$103,000	$120,000	$6,000	$108,000
4	08/01/15	---	$5,000	$94,000	$94,000	$4,700	$94,000

The Guaranteed Withdrawal Base and Remaining Guaranteed Balance immediately following the excess withdrawal are reset to the lesser of the contract value immediately after the withdrawal ($94,000) or the Remaining
Guaranteed Balance immediately prior to the withdarwal less the withdrawal amount ($108,000 - $5,000 =
$103,000).

Example F: The following examples illustrate the effect of taking a required minimum distribution that exceeds the Annual Withdrawal Amount and assumes an investment return of $10,700 between 08/01/15 and 03/01/16 and an additional investment return of $1,000 between 03/01/16 and 09/01/16:

Contract Year	Date	Purchase Payment	Withdrawal	Cash Value after Purchase Payment or Withdrawal	Guaranteed Withdrawal Base	Annual Withdrawal Amount	Remaining Guaranteed Balance
5	03/01/16	---	$4,700	$100,000	$94,000	$4,700	$89,300
5	09/01/16	---	$5,000	$96,000	$94,000	$4,700	$84,300

In this case the Guaranteed Withdrawal Base and Remaining Guaranteed Balance are not adjusted as they were in Example E.

Example G: The following example illustrates the effect of the election of the Reset option on the 10th contract anniversary (or the beginning of contract year 11) and assumes an investment return of $10,700 between 09/01/16 and 05/01/17, an additional investment return of $9,700 between 05/01/17 and 05/01/18, a subsequent investment loss of $2,300 between 05/01/18 and 05/01/19, an additional investment return of $2,700 between 05/01/19 and
05/01/20, an additional investment return of $6,700 between 05/01/20 and 05/01/21, and an additional investment return of $2,000 between 05/01/21 and 01/01/22:

Contract Year	Date	Purchase Payment	Withdrawal	Cash Value after Purchase Payment or Withdrawal	Guaranteed Withdrawal Base	Annual Withdrawal Amount	Remaining Guaranteed Balance
6	05/01/17	---	$4,700	$102,000	$94,000	$4,700	$79,600
7	05/01/18	---	$4,700	$107,000	$94,000	$4,700	$74,900
8	05/01/19	---	$4,700	$100,000	$94,000	$4,700	$70,200
9	05/01/20	---	$4,700	$98,000	$94,000	$4,700	$65,500
10	05/01/21	---	$4,700	$100,000	$94,000	$4,700	$60,800
11	01/01/22	---	---	$102,000	$102,000	$5,100	$102,000

If the contract has experienced market gains, they can be “locked in” by “Resetting” the Guaranteed Withdrawal
Base and Remaining Guaranteed Balance equal to contract value. This also increases the Annual Withdrawal
Amount.

PRO.120636-12				61

Example H: The following example illustrates when a contract enters into Automatic Withdrawal Status and assumes the maximum annual withdrawal amount is withdrawn in years 11 through 24 and there is no investment gain or loss during that period.

Contract Year	Date	Purchase Payment	Withdrawal	Cash Value after Purchase Payment or Withdrawal	Guaranteed Withdrawal Base	Annual Withdrawal Amount	Remaining Guaranteed Balance
25	01/01/36	---	$5,100	$2,000	$102,000	$5,100	$25,500
26	01/01/37	---	$5,100	$0	$102,000	$5,100	$20,400
27	01/01/38	---	$5,100	$0	$102,000	$5,100	$15,300
28	01/01/39	---	$5,100	$0	$102,000	$5,100	$10,200
29	01/01/40	---	$5,100	$0	$102,000	$5,100	$5,100
30	01/01/41	---	$5,100	$0	$102,000	$5,100	$0

If contract value is not sufficient to satisfy the Annual Withdrawal Amount, as is the case in contract year 26, the rider is placed into Automatic Withdrawal Status. Automatic Periodic Payments equal to the Annual Withdrawal
Amount will continue to be paid until the Remaining Guaranteed Balance is reduced to zero. If death were to occur while in Automatic Withdrawal Status (contract years 26-30), Automatic Periodic Payments would cease and the
MGWB Death Benefit equal to the Remaining Guaranteed Balance will be paid as a single lump-sum to the person entitled to death proceeds.

PRO.120636-12				62

APPENDIX IV Fund Descriptions

List of Fund Name Changes

Current Fund Name	Former Fund Name
ING Baron Growth Portfolio	ING Baron Small Cap Growth Portfolio
Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio	Lord Abbett Series Fund – Mid-Cap Value Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in
“CONTRACT OVERVIEW–Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name Investment Adviser/ Subadviser	Investment Objective(s)
American Funds ® – Growth Fund	Seeks growth of capital by investing primarily in
common stocks and seeks to invest in companies that
Investment Adviser: Capital Research and	appear to offer superior opportunities for growth of
Management CompanySM	capital.

American Funds ® – Growth-Income Fund	Seeks capital growth and income over time by
investing primarily in common stocks and other
Investment Adviser: Capital Research and	securities that demonstrate the potential for capital
Management CompanySM	appreciation and/or dividends.

American Funds ® – International Fund	Seeks growth of capital over time by investing
primarily in common stocks of companies located
Investment Adviser: Capital Research and	outside the United States.
Management CompanySM

PRO.120636-12	63

Fund Name Investment Adviser/ Subadviser	Investment Objective(s)
Franklin Small Cap Value Securities Fund	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.

Investment Adviser: Franklin Advisory Services, LLC

ING American Century Small-Mid Cap Value	Seeks long-term capital growth; income is a
Portfolio	secondary objective.
Investment Adviser: Directed Services LLC
Subadviser: American Century Investment
Management, Inc.
ING Artio Foreign Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Artio Global Management, LLC
ING Baron Growth Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: BAMCO, Inc.
ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: BlackRock Investment Management, LLC

ING BlackRock Science and Technology	Seeks long-term capital appreciation.
Opportunities Portfolio
Investment Adviser: ING Investments, LLC
Subadviser: BlackRock Advisors, LLC
ING Clarion Global Real Estate Portfolio	Seeks high total return, consisting of capital
appreciation and current income.
Investment Adviser: ING Investments, LLC
Subadviser: CBRE Clarion Securities LLC

PRO.120636-12	64

Fund Name Investment Adviser/ Subadviser	Investment Objective(s)
ING Davis New York Venture Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Davis Selected Advisers, L.P.
ING Fidelity® VIP Contrafund® Portfolio*	Seeks long-term capital appreciation.
Investment Adviser: Directed Services LLC
Investment Adviser to the Master Fund: Fidelity
Management & Research Company
Subadviser: FMR Co., Inc.
* Fidelity and Contrafund are registered trademarks of Fidelity Management & Research LLC

ING Fidelity® VIP Equity-Income Portfolio	Seeks reasonable income. Will also consider the
potential for capital appreciation. Goal is to achieve a
Investment Adviser: Directed Services LLC	yield that exceeds the composite yield on the securities
comprising the S&P 500® Index.
Investment Adviser to the Master Fund: Fidelity
Management & Research Company
Subadviser: FMR Co., Inc.
* Fidelity is a registered trademark of Fidelity
Management & Research LLC
ING Fidelity® VIP Mid Cap Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Adviser to the Master Fund: Fidelity
Management & Research Company
Subadviser: FMR Co., Inc.
* Fidelity is a registered trademark of Fidelity
Management & Research LLC

PRO.120636-12	65

Fund Name Investment Adviser/ Subadviser	Investment Objective(s)
ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research
Company.

* FMR is a service mark of Fidelity Management &
Research Company

ING Global Bond Portfolio	Seeks to maximize total return through a combination
of current income and capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC

ING Global Resources Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC

ING Growth and Income Portfolio	Seeks to maximize total return through investments in
a diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stocks. It is anticipated that
capital appreciation and investment income will both
Subadviser: ING Investment Management Co. LLC	be major factors in achieving total return.

ING Index Plus MidCap Portfolio	Seeks to outperform the total return performance of the
Standard and Poor’s MidCap 400 Index, while
Investment Adviser: ING Investments, LLC	maintaining a market level of risk.

Subadviser: ING Investment Management Co. LLC

ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its objective
Investment Adviser: ING Investments, LLC	through investments in a diversified portfolio
consisting primarily of debt securities. It is anticipated
Subadviser: ING Investment Management Co. LLC	that capital appreciation and investment income will
both be major factors in achieving total return.

ING International Index Portfolio	Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: ING Investments, LLC	capital appreciation and income) of a widely accepted
international index.
Subadviser: ING Investment Management Co. LLC

ING International Value Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC

PRO.120636-12	66

Fund Name Investment Adviser/ Subadviser	Investment Objective(s)
ING Invesco Van Kampen Comstock Portfolio	Seeks capital growth and income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc
ING Invesco Van Kampen Equity and Income	Seeks total return, consisting of long-term capital appreciation and current income.
Portfolio
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc
ING Invesco Van Kampen Growth and Income	Seeks long-term growth of capital and income.
Portfolio
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc
ING JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management
Inc.
ING Large Cap Growth Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co. LLC
ING Large Cap Value Portfolio	Seeks long-term growth of capital and current income.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co. LLC
ING Marsico Growth Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC
ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with
Investment Adviser: Directed Services LLC	the prudent employment of capital and secondarily,
seeks reasonable opportunity for growth of capital and
Subadviser: Massachusetts Financial Services	income.
Company

PRO.120636-12	67

Fund Name Investment Adviser/ Subadviser	Investment Objective(s)
ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC
ING Money Market Portfolio*	Seeks to provide high current return, consistent with
preservation of capital and liquidity, through
Investment Adviser: ING Investments, LLC	investment in high-quality money market instruments
while maintaining a stable share price of $1.00.
Subadviser: ING Investment Management Co. LLC
* There is no guarantee that the ING Money
Market Portfolio subaccount will have a positive
or level return.
ING Oppenheimer Global Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.
ING PIMCO Total Return Portfolio	Seeks maximum total return, consistent with capital
preservation and prudent investment management.
Investment Adviser: Directed Services LLC
Subadviser: Pacific Investment Management
Company LLC (PIMCO)
ING Pioneer High Yield Portfolio	Seeks to maximize total return through income and
capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.
ING SmallCap Opportunities Portfolio	Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC
ING Solution Income Portfolio	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Investment Adviser: Directed Services LLC
Subadviser: Investment Committee

PRO.120636-12	68

Fund Name Investment Adviser/ Subadviser	Investment Objective(s)
ING Solution 2015 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2015.
On the Target Date, the Portfolio’s investment
Subadviser: Investment Committee	objective will be to seek to provide a combination of
total return and stability of principal consistent with an
asset allocation targeted to retirement.

ING Solution 2025 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2025.
On the Target Date, the Portfolio’s investment
Subadviser: Investment Committee	objective will be to seek to provide a combination of
total return and stability of principal consistent with an
asset allocation targeted to retirement.

ING Solution 2035 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2035.
On the Target Date, the Portfolio’s investment
Subadviser: Investment Committee	objective will be to seek to provide a combination of
total return and stability of principal consistent with an
asset allocation targeted to retirement.

ING Solution 2045 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2045.
On the Target Date, the Portfolio’s investment
Subadviser: Investment Committee	objective will be to seek to provide a combination of
total return and stability of principal consistent with an
asset allocation targeted to retirement.

ING Strategic Allocation Conservative Portfolio	Seeks to provide total return (i.e., income and capital
growth, both realized and unrealized) consistent with
Investment Adviser: ING Investments, LLC	preservation of capital.

Subadviser: ING Investment Management Co. LLC

ING Strategic Allocation Growth Portfolio	Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC

ING Strategic Allocation Moderate Portfolio	Seeks to provide total return (i.e., income and capital
appreciation, both realized and unrealized).
Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC

PRO.120636-12	69

Fund Name Investment Adviser/ Subadviser	Investment Objective(s)
ING T. Rowe Price Diversified Mid Cap Growth	Seeks long-term capital appreciation.
Portfolio
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term
growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily,
increasing dividend income.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Investment Counsel, LLC
ING Thornburg Value Portfolio	Seeks long-term capital appreciation, and secondarily,
current income.
Investment Adviser: Directed Services LLC
Subadviser: Thornburg Investment Management,
Inc.
ING UBS U.S. Large Cap Equity Portfolio	Seeks long-term growth of capital and future income.
Investment Adviser: Directed Services LLC
Subadviser: UBS Global Asset Management
(Americas) Inc.
ING U.S. Stock Index Portfolio	Seeks total return.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co. LLC

PRO.120636-12	70

Fund Name Investment Adviser/ Subadviser	Investment Objective(s)
Lord Abbett Series Fund, Inc. – Mid Cap Stock	The Fund seeks capital appreciation through
Portfolio	investments, primarily in equity securities, which are
believed to be undervalued in the marketplace.
Investment Adviser: Lord, Abbett & Co. LLC (Lord
Abbett)

Oppenheimer Main Street Small & Mid-Cap	The Fund seeks capital appreciation.
Fund® /VA

Investment Adviser: OppenheimerFunds, Inc.

PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with
preservation of real capital and prudent investment
Investment Adviser: Pacific Investment Management	management.
Company LLC (PIMCO)

Pioneer High Yield VCT Portfolio	Seeks to maximize total return through a combination
of income and capital appreciation.
Investment Adviser: Pioneer Investment
Management, Inc.

Wanger Select	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC

Wanger USA	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC

PRO.120636-12	71

APPENDIX V CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2011, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account N available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2011, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2011 are not reflected in the following information.

(Selected data for accumulation units outstanding throughout each period, reflecting total daily separate account charges of 1.40%)

	2011	2010	2009	2008	2007	2006	2005

AMERICAN FUNDS INSURANCE SERIES® - GROWTH FUND (Funds were first received in this option during May 2007)
Value at beginning of period	$9.21	$7.87	$5.72	$10.36	$10.02
Value at end of period	$8.69	$9.21	$7.87	$5.72	$10.36
Number of accumulation units outstanding at end of period	1,019,402	905,563	826,066	517,348	210,863
AMERICAN FUNDS INSURANCE SERIES® - GROWTH - INCOME FUND (Funds were first received in this option during May 2007)
Value at beginning of period	$8.54	$7.77	$6.01	$9.80	$10.15
Value at end of period	$8.27	$8.54	$7.77	$6.01	$9.80
Number of accumulation units outstanding at end of period	764,356	676,481	569,995	344,738	167,550
AMERICAN FUNDS INSURANCE SERIES® - INTERNATIONAL FUND (Funds were first received in this option during May 2007)
Value at beginning of period	$9.25	$8.75	$6.20	$10.87	$9.99
Value at end of period	$7.85	$9.25	$8.75	$6.20	$10.87
Number of accumulation units outstanding at end of period	757,929	678,993	535,847	343,909	163,636
FRANKLIN SMALL CAP VALUE SECURITIES FUND (Funds were first received in this option during May 2005)
Value at beginning of period	$12.96	$10.25	$8.05	$12.18	$12.66	$10.97	$9.89
Value at end of period	$12.30	$12.96	$10.25	$8.05	$12.18	$12.66	$10.97
Number of accumulation units outstanding at end of period	228,859	219,143	202,990	162,970	137,667	98,655	23,199
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (Funds were first received in this option during May 2005)
Value at beginning of period	$13.98	$11.62	$8.68	$11.99	$12.53	$11.00	$9.92
Value at end of period	$13.35	$13.98	$11.62	$8.68	$11.99	$12.53	$11.00
Number of accumulation units outstanding at end of period	9,362	8,782	5,339	3,624	1,831	680	364
ING ARTIO FOREIGN PORTFOLIO (Funds were first received in this option during May 2005)
Value at beginning of period	$11.75	$11.16	$9.43	$16.99	$14.83	$11.65	$10.02
Value at end of period	$9.04	$11.75	$11.16	$9.43	$16.99	$14.83	$11.65
Number of accumulation units outstanding at end of period	38,107	49,008	46,253	39,578	27,854	14,960	555
ING BARON SMALL CAP GROWTH PORTFOLIO (Funds were first received in this option during October 2005)
Value at beginning of period	$12.21	$9.79	$7.34	$12.67	$12.11	$10.66	$10.18
Value at end of period	$12.31	$12.21	$9.79	$7.34	$12.67	$12.11	$10.66
Number of accumulation units outstanding at end of period	16,832	18,558	16,065	12,652	8,986	3,870	45
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO (Funds were first received in this option during April 2007)
Value at beginning of period	$8.42	$7.53	$5.86	$9.75	$10.03
Value at end of period	$8.17	$8.42	$7.53	$5.86	$9.75
Number of accumulation units outstanding at end of period	11,319	7,222	7,416	4,937	3,955

CFI 1

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.28	$13.07	$8.68	$14.62	$12.46	$11.78	$10.69
Value at end of period	$13.50	$15.28	$13.07	$8.68	$14.62	$12.46	$11.78
Number of accumulation units outstanding at end of period	119,606	100,408	90,829	43,347	24,876	17,294	6,906
ING CLARION GLOBAL REAL ESTATE PORTFOLIO (Funds were first received in this option during September 2008)
Value at beginning of period	$10.00	$8.72	$6.61	$9.62
Value at end of period	$9.36	$10.00	$8.72	$6.61
Number of accumulation units outstanding at end of period	384,921	393,259	377,442	343,560
ING DAVIS NEW YORK VENTURE PORTFOLIO (Funds were first received in this option during October 2006)
Value at beginning of period	$10.42	$9.43	$7.26	$12.12	$11.80	$10.96
Value at end of period	$9.79	$10.42	$9.43	$7.26	$12.12	$11.80
Number of accumulation units outstanding at end of period	6,468	9,885	8,811	6,242	1,487	189
ING FIDELITY® VIP CONTRAFUND® PORTFOLIO (Funds were first received in this option during August 2005)
Value at beginning of period	$12.68	$11.02	$8.27	$14.69	$12.75	$11.63	$10.91
Value at end of period	$12.12	$12.68	$11.02	$8.27	$14.69	$12.75	$11.63
Number of accumulation units outstanding at end of period	128,426	132,851	117,088	91,066	73,983	50,276	869
ING FIDELITY® VIP EQUITY-INCOME PORTFOLIO (Funds were first received in this option during August 2005)
Value at beginning of period	$10.05	$8.89	$6.97	$12.39	$12.44	$10.55	$10.32
Value at end of period	$9.94	$10.05	$8.89	$6.97	$12.39	$12.44	$10.55
Number of accumulation units outstanding at end of period	33,964	33,370	33,504	24,076	17,480	7,492	584
ING FIDELITY® VIP MID CAP PORTFOLIO (Funds were first received in this option during October 2005)
Value at beginning of period	$15.32	$12.13	$8.82	$14.86	$13.11	$11.85	$11.07
Value at end of period	$13.43	$15.32	$12.13	$8.82	$14.86	$13.11	$11.85
Number of accumulation units outstanding at end of period	31,394	32,362	29,322	25,389	21,029	15,069	135
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO (Funds were first received in this option during April 2006)
Value at beginning of period	$11.80	$9.31	$6.76	$11.24	$9.93	$10.06
Value at end of period	$10.39	$11.80	$9.31	$6.76	$11.24	$9.93
Number of accumulation units outstanding at end of period	10,131	10,124	8,416	3,819	431	1
ING GLOBAL BOND PORTFOLIO (Funds were first received in this option during January 2006)
Value at beginning of period	$12.96	$11.37	$9.51	$11.44	$10.68	$10.10
Value at end of period	$13.23	$12.96	$11.37	$9.51	$11.44	$10.68
Number of accumulation units outstanding at end of period	32,662	34,869	35,517	35,367	29,016	13,772
ING GLOBAL RESOURCES PORTFOLIO (Funds were first received in this option during January 2007)
Value at beginning of period	$13.46	$11.22	$8.28	$14.23	$10.25
Value at end of period	$12.06	$13.46	$11.22	$8.28	$14.23
Number of accumulation units outstanding at end of period	704,558	677,806	687,784	651,713	659,309
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.44	$10.17	$7.92	$12.87	$12.16
Value at end of period	$11.25	$11.44	$10.17	$7.92	$12.87
Number of accumulation units outstanding at end of period	187,184	193,066	156,587	133,553	163,541

CFI 2

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$17.69	$14.71	$11.33	$18.40	$17.69	$16.39	$14.95
Value at end of period	$17.24	$17.69	$14.71	$11.33	$18.40	$17.69	$16.39
Number of accumulation units outstanding at end of period	330,868	369,152	409,527	405,989	489,583	585,359	494,201
ING INTERMEDIATE BOND PORTFOLIO (Funds were first received in this option during August 2005)
Value at beginning of period	$11.70	$10.80	$9.82	$10.88	$10.41	$10.14	$10.06
Value at end of period	$12.41	$11.70	$10.80	$9.82	$10.88	$10.41	$10.14
Number of accumulation units outstanding at end of period	241,571	219,268	210,122	214,110	131,885	73,223	2,362
ING INTERNATIONAL INDEX PORTFOLIO (Funds were first received in this option during August 2009)
Value at beginning of period	$11.53	$10.84	$9.97
Value at end of period	$9.99	$11.53	$10.84
Number of accumulation units outstanding at end of period	64,263	70,121	69,299
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$20.80	$20.58	$16.41	$29.07	$25.99	$20.36	$18.87
Value at end of period	$17.44	$20.80	$20.58	$16.41	$29.07	$25.99	$20.36
Number of accumulation units outstanding at end of period	540,344	619,934	714,966	763,016	913,831	1,080,508	1,315,804
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO (Funds were first received in this option during August 2005)
Value at beginning of period	$10.32	$9.09	$7.18	$11.46	$11.89	$10.41	$9.97
Value at end of period	$9.97	$10.32	$9.09	$7.18	$11.46	$11.89	$10.41
Number of accumulation units outstanding at end of period	15,871	21,867	20,826	18,421	16,090	6,113	101
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO (Funds were first received in this option during June 2005)
Value at beginning of period	$12.21	$11.05	$9.16	$12.15	$11.93	$10.76	$10.22
Value at end of period	$11.88	$12.21	$11.05	$9.16	$12.15	$11.93	$10.76
Number of accumulation units outstanding at end of period	15,621	16,122	20,043	16,201	14,815	12,017	1,328
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO (Funds were first received in this option during January 2006)
Value at beginning of period	$11.47	$10.35	$8.49	$12.71	$12.59	$11.38
Value at end of period	$11.04	$11.47	$10.35	$8.49	$12.71	$12.59
Number of accumulation units outstanding at end of period	12,444	9,713	4,216	3,510	3,076	2,152
ING JPMORGAN MID CAP VALUE PORTFOLIO (Funds were first received in this option during May 2005)
Value at beginning of period	$12.49	$10.30	$8.32	$12.59	$12.48	$10.86	$10.11
Value at end of period	$12.54	$12.49	$10.30	$8.32	$12.59	$12.48	$10.86
Number of accumulation units outstanding at end of period	18,725	25,224	24,410	22,064	13,823	6,762	915
ING LARGE CAP GROWTH PORTFOLIO (Funds were first received in this option during January 2011)
Value at beginning of period	$9.92
Value at end of period	$9.86
Number of accumulation units outstanding at end of period	4,564
ING LARGE CAP VALUE PORTFOLIO (Funds were first received in this option during July 2007)
Value at beginning of period	$8.31	$7.06	$6.35	$9.22	$9.95
Value at end of period	$8.48	$8.31	$7.06	$6.35	$9.22
Number of accumulation units outstanding at end of period	286,967	215,380	208,200	199,359	231,438

CFI 3

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$11.83	$10.01	$7.87	$13.37
Value at end of period	$11.47	$11.83	$10.01	$7.87
Number of accumulation units outstanding at end of period	7,954	10,307	9,458	7,586
ING MFS TOTAL RETURN PORTFOLIO (Funds were first received in this option during April 2006)
Value at beginning of period	$11.05	$10.22	$8.80	$11.51	$11.24	$10.48
Value at end of period	$11.06	$11.05	$10.22	$8.80	$11.51	$11.24
Number of accumulation units outstanding at end of period	23,709	21,748	12,367	6,842	4,071	3,295
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.18	$7.92	$5.68	$9.23	$7.44	$7.00	$6.44
Value at end of period	$9.99	$10.18	$7.92	$5.68	$9.23	$7.44	$7.00
Number of accumulation units outstanding at end of period	2,469,710	2,693,044	2,988,972	3,163,299	3,648,781	4,535,993	5,263,838
ING MONEY MARKET PORTFOLIO (Funds were first received in this option during January 2006)
Value at beginning of period	$10.78	$10.91	$11.02	$10.89	$10.50	$10.16
Value at end of period	$10.63	$10.78	$10.91	$11.02	$10.89	$10.50
Number of accumulation units outstanding at end of period	19,218	36,772	42,492	30,227	15,002	22,725
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S) (Funds were first received in this option during September 2005)
Value at beginning of period	$13.00	$11.39	$8.29	$14.12	$13.47	$11.61	$11.13
Value at end of period	$11.75	$13.00	$11.39	$8.29	$14.12	$13.47	$11.61
Number of accumulation units outstanding at end of period	38,711	33,756	24,839	19,666	15,728	16,557	446
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.92	$12.18	$10.97	$11.15	$10.33	$10.07	$10.12
Value at end of period	$13.16	$12.92	$12.18	$10.97	$11.15	$10.33	$10.07
Number of accumulation units outstanding at end of period	106,818	85,763	73,560	18,693	6,484	4,113	116
ING PIONEER HIGH YIELD PORTFOLIO (Funds were first received in this option during May 2006)
Value at beginning of period	$14.89	$12.68	$7.70	$11.06	$10.56	$10.04
Value at end of period	$14.57	$14.89	$12.68	$7.70	$11.06	$10.56
Number of accumulation units outstanding at end of period	386,700	406,651	533,661	414,117	78,010	19,571
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$29.66	$22.73	$17.59	$27.22	$25.08	$22.60	$21.00
Value at end of period	$29.50	$29.66	$22.73	$17.59	$27.22	$25.08	$22.60
Number of accumulation units outstanding at end of period	469,305	513,352	551,678	587,177	674,104	791,379	926,946
ING SOLUTION 2015 PORTFOLIO (Funds were first received in this option during April 2006)
Value at beginning of period	$11.47	$10.46	$8.67	$12.02	$11.66	$11.01
Value at end of period	$11.23	$11.47	$10.46	$8.67	$12.02	$11.66
Number of accumulation units outstanding at end of period	100,554	85,030	62,620	23,989	7,270	6,260
ING SOLUTION 2025 PORTFOLIO (Funds were first received in this option during October 2005)
Value at beginning of period	$11.33	$10.10	$8.14	$12.48	$12.10	$10.90	$10.43
Value at end of period	$10.83	$11.33	$10.10	$8.14	$12.48	$12.10	$10.90
Number of accumulation units outstanding at end of period	95,714	85,854	99,603	61,136	48,711	48,990	240
ING SOLUTION 2035 PORTFOLIO
Value at beginning of period	$11.47	$10.16	$8.02	$12.92	$12.32
Value at end of period	$10.79	$11.47	$10.16	$8.02	$12.92
Number of accumulation units outstanding at end of period	34,410	33,331	28,684	13,339	2,980

CFI 4

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING SOLUTION 2045 PORTFOLIO (Funds were first received in this option during December 2007)
Value at beginning of period	$11.49	$10.12	$7.91	$13.33	$12.64
Value at end of period	$10.75	$11.49	$10.12	$7.91	$13.33
Number of accumulation units outstanding at end of period	62,991	57,071	22,164	2,353	66
ING SOLUTION INCOME PORTFOLIO (Funds were first received in this option during June 2006)
Value at beginning of period	$11.61	$10.74	$9.29	$11.31	$10.90	$10.18
Value at end of period	$11.49	$11.61	$10.74	$9.29	$11.31	$10.90
Number of accumulation units outstanding at end of period	17,989	13,090	18,034	2,630	1,393	582
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.10	$11.96	$10.29	$13.65	$13.08	$12.24	$11.96
Value at end of period	$13.15	$13.10	$11.96	$10.29	$13.65	$13.08	$12.24
Number of accumulation units outstanding at end of period	306,713	284,524	308,081	185,764	116,489	63,297	32,695
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$14.17	$12.71	$10.29	$16.33	$15.76	$14.12	$13.48
Value at end of period	$13.57	$14.17	$12.71	$10.29	$16.33	$15.76	$14.12
Number of accumulation units outstanding at end of period	433,884	382,126	343,272	215,623	153,793	85,076	51,527
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$13.70	$12.40	$10.32	$15.05	$14.47	$13.20	$12.79
Value at end of period	$13.43	$13.70	$12.40	$10.32	$15.05	$14.47	$13.20
Number of accumulation units outstanding at end of period	680,704	603,890	521,133	310,842	200,615	124,545	94,672
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (Funds were first received in this option during September 2005)
Value at beginning of period	$13.44	$10.64	$7.39	$13.21	$11.85	$11.03	$10.62
Value at end of period	$12.74	$13.44	$10.64	$7.39	$13.21	$11.85	$11.03
Number of accumulation units outstanding at end of period	14,259	11,792	6,680	2,331	964	813	328
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO (Funds were first received in this option during July 2009)
Value at beginning of period	$14.93	$13.17	$10.69	$13.17
Value at end of period	$14.59	$14.93	$13.17	$14.93
Number of accumulation units outstanding at end of period	34,329	33,081	23,772	33,081
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (Funds were first received in this option during August 2005)
Value at beginning of period	$11.77	$10.24	$7.28	$12.81	$11.85	$10.64	$10.41
Value at end of period	$11.46	$11.77	$10.24	$7.28	$12.81	$11.85	$10.64
Number of accumulation units outstanding at end of period	19,876	15,987	10,770	4,558	2,591	1,269	586
ING TEMPLETON FOREIGN EQUITY PORTFOLIO (Funds were first received in this option during April 2008)
Value at beginning of period	$8.67	$8.10	$6.23	$10.15
Value at end of period	$7.51	$8.67	$8.10	$6.23
Number of accumulation units outstanding at end of period	23,756	22,308	14,731	10,372
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$11.41	$10.41	$7.31	$12.34	$11.69
Value at end of period	$9.75	$11.41	$10.41	$7.31	$12.34
Number of accumulation units outstanding at end of period	13,939	13,848	8,906	7,047	171
ING U.S. STOCK INDEX PORTFOLIO (Funds were first received in this option during June 2005)
Value at beginning of period	$10.80	$9.54	$7.67	$12.36	$11.91	$10.46	$10.01
Value at end of period	$10.84	$10.80	$9.54	$7.67	$12.36	$11.91	$10.46
Number of accumulation units outstanding at end of period	60,635	47,542	40,712	22,948	16,018	20,317	2,320

CFI 5

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO (Funds were first received in this option during August 2006)
Value at beginning of period	$10.38	$9.32	$7.18	$12.14	$12.20	$10.81
Value at end of period	$9.96	$10.38	$9.32	$7.18	$12.14	$12.20
Number of accumulation units outstanding at end of period	1,191	1,395	770	651	743	6
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO (Funds were first received in this option during May 2005)
Value at beginning of period	$11.05	$8.94	$7.16	$11.97	$12.07	$10.91	$9.91
Value at end of period	$10.46	$11.05	$8.94	$7.16	$11.97	$12.07	$10.91
Number of accumulation units outstanding at end of period	138,883	128,010	128,416	107,582	108,204	97,995	41,121
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUNDr/VA (Funds were first received in this option during August 2005)
Value at beginning of period	$12.58	$10.34	$7.64	$12.46	$12.80	$11.28	$10.61
Value at end of period	$12.13	$12.58	$10.34	$7.64	$12.46	$12.80	$11.28
Number of accumulation units outstanding at end of period	12,080	10,841	12,010	9,489	8,679	8,302	225
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77
Value at end of period	$14.76	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84
Number of accumulation units outstanding at end of period	702,927	575,708	473,667	396,287	162,380	142,143	169,681
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64
Value at end of period	$13.58	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69
Number of accumulation units outstanding at end of period	131,971	130,563	135,789	93,394	112,266	118,101	91,765
WANGER SELECT
Value at beginning of period	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40
Value at end of period	$13.18	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42
Number of accumulation units outstanding at end of period	245,237	253,964	244,383	215,615	231,178	180,124	108,821
WANGER USA
Value at beginning of period	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56
Value at end of period	$13.54	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68
Number of accumulation units outstanding at end of period	194,719	179,323	171,364	141,105	133,871	130,486	103,548

CFI 6

PART B

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2012 FOR ING ENCORE/ENCORE FLEX

INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated April 30, 2012, relating to the individual fixed and variable deferred annuity contracts issued by Separate Account N (the “separate account”) and ReliaStar Life Insurance Company
(the “Company”).

A copy of the prospectus may be obtained by writing or calling:

ING Service Center P.O. Box 5050 Minot, North Dakota 58702-5050 1-877-884-5050

or

ING Financial Advisers, LLC One Orange Way Windsor, CT 06095-4774

Read the prospectus before you invest. Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page

General Information and History	2
Separate Account N	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Sales Material and Advertising	5
Experts	5
Financial Statements of Separate Account N	S-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company	C-1

SAI.120636-12

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company (the “Company,” “we,” “us,” “our”) is a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota.

We are an indirect subsidiary of ING Groep N.V. (“ING”). ING is a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our home office is located at 20 Washington Avenue
South, Minneapolis, Minnesota 55401.

The assets of the separate account are held by the Company. The separate account has no custodian.
However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

SEPARATE ACCOUNT N

We established Separate Account N on October 1, 2002 under the insurance laws of the State of
Minnesota. The separate account is registered as a unit investment trust under the Investment Company
Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account
One of Northern Life Insurance Company, which was created in 1994 under Washington law. In connection with the merger of Northern Life Insurance Company and the Company, the separate account was transferred to the Company.

Purchase payments to accounts under the contract may be allocated to one or more of the available subaccounts and/or to any available Fixed Account.

We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

SAI.120636-12	2

OFFERING AND PURCHASE OF CONTRACTS

Effective January 1, 2004, the contracts are distributed by ING Financial Advisers, LLC, the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. ING
Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-
4774. Prior to January 1, 2004, the contracts were distributed by Washington Square Securities, Inc.
(WSSI), an affiliate of the Company. The contracts are distributed through life insurance agents who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Purchase and Rights” and “Your Contract Value.”

Compensation paid to the principal underwriter ING Financial Advisers, LLC for the years ending
December 31, 2011, 2010 and 2009 amounted to $5,854,292.77, $5,345,848.22 and $5,345,848.22, respectively, in connection with the distribution of all registered variable annuity products issued by
Separate Account N of ReliaStar Life Insurance Company. These amounts reflect compensation paid to
ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Separate Account N of the
Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The Income
Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5.0% per annum). Selection of a 5.0%
rate causes a higher first income phase payment than selection of a 3.5% rate, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5.0% on an annual basis.

If the actual net investment rate on the assets of the separate account is equal to the assumed investment rate, income phase payments will remain level. If the actual net investment rate exceeds the assumed investment rate, income phase payments will increase. Conversely, if it is less, then the payouts will decrease. Where a 5.0% assumed investment rate is selected, income phase payments would decline if the actual net investment rate failed to increase by 5.0%. Where a 3.5% assumed investment rate is selected, income phase payments would decline if the actual net investment rate failed to increase by
3.5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

SAI.120636-12	3

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units
(which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Contract Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a 10 day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5.0% per annum.

The operation of all these factors can be illustrated by the following hypothetical example, which assumes an assumed net investment rate of 3.5%. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of
$6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be
40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity
Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779
= .9999058^ 30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.495928, which produces a payment of $273.67.

If an assumed net investment rate of 5.0% is elected under 2005 Contracts, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SAI.120636-12	4

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s
Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable
Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis
Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals.
From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Separate Account N as of December 31, 2011, and the
related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of the Company as of December 31, 2011 and
2010, and for each of the three years in the period ended December 31, 2011, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

SAI.120636-12	5

nliob2011.htm - Generated by SEC Publisher for SEC Filing

FINANCIAL STATEMENTS
ReliaStar Life Insurance Company
Separate Account N
Year Ended December 31, 2011
with Report of Independent Registered Public Accounting Firm

S-1

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RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Financial Statements
Year Ended December 31, 2011

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Assets and Liabilities	4
Statements of Operations	25
Statements of Changes in Net Assets	47
Notes to Financial Statements	74

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ReliaStar Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting ReliaStar Life Insurance Company Separate Account N (the “Account”) as of
December 31, 2011, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

The Account is comprised of the following Divisions:

American Funds Insurance Series:	ING Investors Trust (continued):
American Funds Insurance Series® Growth Fund - Class 2	ING Lord Abbett Growth and Income Portfolio - Institutional
American Funds Insurance Series® Growth-Income Fund -	Class
Class 2	ING Marsico Growth Portfolio - Institutional Class
American Funds Insurance Series® International Fund - Class 2	ING Marsico Growth Portfolio - Service Class
Fidelity® Variable Insurance Products:	ING MFS Total Return Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING MFS Total Return Portfolio - Service 2 Class
Fidelity® Variable Insurance Products II:	ING Pioneer Fund Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Pioneer Mid Cap Value Portfolio - Service Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING T. Rowe Price Capital Appreciation Portfolio - Service
Fidelity® Variable Insurance Products V:	Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class
Fidelity® VIP Money Market Portfolio - Initial Class	ING T. Rowe Price Equity Income Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	ING T. Rowe Price International Stock Portfolio - Institutional
Franklin Small Cap Value Securities Fund - Class 2	Class
ING Balanced Portfolio, Inc.:	ING U.S. Stock Index Portfolio - Institutional Class
ING Balanced Portfolio - Class I	ING Money Market Portfolio:
ING Intermediate Bond Portfolio:	ING Money Market Portfolio - Class I
ING Intermediate Bond Portfolio - Class I	ING Partners, Inc.:
ING Investors Trust:	ING American Century Small-Mid Cap Value Portfolio - Initial
ING Artio Foreign Portfolio - Service Class	Class
ING Artio Foreign Portfolio - Service 2 Class	ING American Century Small-Mid Cap Value Portfolio - Service
ING BlackRock Large Cap Growth Portfolio - Institutional Class	Class
ING BlackRock Large Cap Growth Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Initial Class
ING Clarion Global Real Estate Portfolio - Institutional Class	ING Baron Small Cap Growth Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING Davis New York Venture Portfolio - Initial Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Davis New York Venture Portfolio - Service Class
ING Global Resources Portfolio - Service Class	ING Fidelity® VIP Contrafund® Portfolio - Service Class
ING Invesco Van Kampen Growth and Income Portfolio -	ING Fidelity® VIP Equity-Income Portfolio - Service Class
Service Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class
ING Invesco Van Kampen Growth and Income Portfolio -	ING Global Bond Portfolio - Service Class
Service 2 Class	ING Invesco Van Kampen Comstock Portfolio - Initial Class
ING JPMorgan Emerging Markets Equity Portfolio - Service	ING Invesco Van Kampen Comstock Portfolio - Service Class
Class	ING Invesco Van Kampen Equity and Income Portfolio - Initial
ING JPMorgan Small Cap Core Equity Portfolio - Institutional	Class
Class	ING Invesco Van Kampen Equity and Income Portfolio - Service
ING Large Cap Growth Portfolio - Institutional Class	Class
ING Large Cap Growth Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class
ING Large Cap Value Portfolio - Institutional Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Limited Maturity Bond Portfolio - Service Class	ING Legg Mason ClearBridge Aggressive Growth Portfolio -
ING Liquid Assets Portfolio - Institutional Class	Initial Class

ING Partners, Inc. (continued):	ING Variable Funds:
ING Legg Mason ClearBridge Aggressive Growth Portfolio -	ING Growth and Income Portfolio - Class I
Service Class	ING Variable Portfolios, Inc.:
ING Oppenheimer Global Portfolio - Initial Class	ING BlackRock Science and Technology Opportunities
ING Oppenheimer Global Portfolio - Service Class	Portfolio - Class I
ING PIMCO Total Return Portfolio - Initial Class	ING Index Plus LargeCap Portfolio - Class I
ING PIMCO Total Return Portfolio - Service Class	ING Index Plus MidCap Portfolio - Class I
ING Pioneer High Yield Portfolio - Initial Class	ING Index Plus SmallCap Portfolio - Class I
ING Solution 2015 Portfolio - Initial Class	ING International Index Portfolio - Class I
ING Solution 2015 Portfolio - Service Class	ING International Index Portfolio - Class S
ING Solution 2025 Portfolio - Initial Class	ING RussellTM Large Cap Growth Index Portfolio - Class I
ING Solution 2025 Portfolio - Service Class	ING RussellTM Large Cap Index Portfolio - Class I
ING Solution 2035 Portfolio - Initial Class	ING RussellTM Mid Cap Growth Index Portfolio - Class S
ING Solution 2035 Portfolio - Service Class	ING Small Company Portfolio - Class I
ING Solution 2045 Portfolio - Initial Class	ING Variable Products Trust:
ING Solution 2045 Portfolio - Service Class	ING International Value Portfolio - Class I
ING Solution Income Portfolio - Initial Class	ING MidCap Opportunities Portfolio - Class I
ING Solution Income Portfolio - Service Class	ING SmallCap Opportunities Portfolio - Class I
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	Lord Abbett Series Fund, Inc.:
Initial Class	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	Neuberger Berman Advisers Management Trust:
Service Class	Neuberger Berman AMT Socially Responsive Portfolio® -
ING T. Rowe Price Growth Equity Portfolio - Initial Class	Class I
ING T. Rowe Price Growth Equity Portfolio - Service Class	Oppenheimer Variable Account Funds:
ING Templeton Foreign Equity Portfolio - Initial Class	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
ING Templeton Foreign Equity Portfolio - Service Class	PIMCO Variable Insurance Trust:
ING Thornburg Value Portfolio - Service Class	PIMCO Real Return Portfolio - Administrative Class
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Pioneer Variable Contracts Trust:
ING UBS U.S. Large Cap Equity Portfolio - Service Class	Pioneer High Yield VCT Portfolio - Class I
ING Strategic Allocation Portfolios, Inc.:	Wanger Advisors Trust:
ING Strategic Allocation Conservative Portfolio - Class I	Wanger Select
ING Strategic Allocation Growth Portfolio - Class I	Wanger USA
ING Strategic Allocation Moderate Portfolio - Class I

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents or fund company. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company
Separate Account N at December 31, 2011, results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 9, 2012

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Assets and Liabilities
	December 31, 2011
	(Dollars in thousands)

		American	American
	American	Funds	Funds
	Funds	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income	Contrafund®
	Series® Growth Growth-Income		International	Portfolio -	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$8,859	$6,321	$5,950	$27,894	$62,490
Total assets	8,859	6,321	5,950	27,894	62,490

Liabilities
Due to related parties	-	-	-	1	2
Total liabilities	-	-	-	1	2
Net assets	$8,859	$6,321	$5,950	$27,893	$62,488

Net Assets
Accumulation units	8,859	6,321	5,950	27,893	62,488
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$8,859	$6,321	$5,950	$27,893	$62,488

Total number of mutual fund shares	171,413	191,147	392,463	1,492,457	2,714,613

Cost of mutual fund shares	$8,086	$5,812	$6,457	$34,485	$70,010

The accompanying notes are an integral part of these financial statements.

		4

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Investment	Fidelity® VIP	Franklin Small
	Index 500	Grade Bond	Money Market	Cap Value	ING Balanced
	Portfolio -	Portfolio -	Portfolio -	Securities	Portfolio -
	Initial Class	Initial Class	Initial Class	Fund - Class 2	Class I
Assets
Investments in mutual funds
at fair value	$68,719	$15,390	$9,111	$2,815	$575
Total assets	68,719	15,390	9,111	2,815	575

Liabilities
Due to related parties	3	1	-	-	-
Total liabilities	3	1	-	-	-
Net assets	$68,716	$15,389	$9,111	$2,815	$575

Net Assets
Accumulation units	68,716	15,389	9,053	2,815	575
Contracts in payout (annuitization)	-	-	58	-	-
Total net assets	$68,716	$15,389	$9,111	$2,815	$575

Total number of mutual fund shares	531,346	1,186,591	9,111,464	181,260	51,693

Cost of mutual fund shares	$64,007	$14,817	$9,111	$2,249	$668

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				ING BlackRock
				Large Cap	ING BlackRock
	ING	ING Artio	ING Artio	Growth	Large Cap
	Intermediate	Foreign	Foreign	Portfolio -	Growth
	Bond Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class I	Service Class	Service 2 Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$2,998	$3,315	$344	$11,623	$92
Total assets	2,998	3,315	344	11,623	92

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$2,998	$3,315	$344	$11,623	$92

Net Assets
Accumulation units	2,998	3,315	344	11,623	92
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$2,998	$3,315	$344	$11,623	$92

Total number of mutual fund shares	241,766	373,761	39,057	1,208,242	9,663

Cost of mutual fund shares	$2,925	$5,044	$409	$13,828	$90

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Clarion				ING Invesco
	Global Real	ING FMRSM			Van Kampen
	Estate	Diversified Mid	ING FMRSM	ING Global	Growth and
	Portfolio -	Cap Portfolio -	Diversified Mid	Resources	Income
	Institutional	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$3,603	$105	$1,968	$8,497	$8,597
Total assets	3,603	105	1,968	8,497	8,597

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$3,603	$105	$1,968	$8,497	$8,597

Net Assets
Accumulation units	3,603	105	1,968	8,497	8,597
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$3,603	$105	$1,968	$8,497	$8,597

Total number of mutual fund shares	403,455	7,751	145,759	437,312	409,793

Cost of mutual fund shares	$3,647	$102	$1,839	$8,897	$10,330

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Invesco		ING JPMorgan
	Van Kampen	ING JPMorgan	Small Cap Core	ING Large Cap
	Growth and	Emerging	Equity	Growth	ING Large Cap
	Income	Markets Equity	Portfolio -	Portfolio -	Growth
	Portfolio -	Portfolio -	Institutional	Institutional	Portfolio -
	Service 2 Class	Service Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$137	$8,966	$19,787	$15,188	$45
Total assets	137	8,966	19,787	15,188	45

Liabilities
Due to related parties	-	-	1	1	-
Total liabilities	-	-	1	1	-
Net assets	$137	$8,966	$19,786	$15,187	$45

Net Assets
Accumulation units	137	8,966	19,786	15,187	45
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$137	$8,966	$19,786	$15,187	$45

Total number of mutual fund shares	6,589	499,506	1,519,719	1,193,988	3,580

Cost of mutual fund shares	$124	$9,930	$20,175	$16,047	$48

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Large Cap		ING Liquid	ING Marsico
	Value	ING Limited	Assets	Growth	ING Marsico
	Portfolio -	Maturity Bond	Portfolio -	Portfolio -	Growth
	Institutional	Portfolio -	Institutional	Institutional	Portfolio -
	Class	Service Class	Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$2,433	$6,714	$1,756	$736	$91
Total assets	2,433	6,714	1,756	736	91

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$2,433	$6,714	$1,756	$736	$91

Net Assets
Accumulation units	2,433	6,714	1,756	736	91
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$2,433	$6,714	$1,756	$736	$91

Total number of mutual fund shares	294,610	662,148	1,755,633	43,349	5,431

Cost of mutual fund shares	$2,284	$6,969	$1,756	$653	$75

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

					ING T. Rowe
	ING MFS Total	ING MFS Total		ING Pioneer	Price Capital
	Return	Return	ING Pioneer	Mid Cap Value	Appreciation
	Portfolio -	Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$3,534	$262	$295	$486	$17,955
Total assets	3,534	262	295	486	17,955

Liabilities
Due to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$3,534	$262	$295	$486	$17,954

Net Assets
Accumulation units	3,534	262	295	486	17,954
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$3,534	$262	$295	$486	$17,954

Total number of mutual fund shares	237,790	17,802	28,070	47,229	784,398

Cost of mutual fund shares	$3,370	$247	$275	$443	$16,910

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING T. Rowe		ING T. Rowe
	Price Equity	ING T. Rowe	Price	ING U.S. Stock
	Income	Price Equity	International	Index	ING Money
	Portfolio -	Income	Stock Portfolio -	Portfolio -	Market
	Institutional	Portfolio -	Institutional	Institutional	Portfolio -
	Class	Service Class	Class	Class	Class I
Assets
Investments in mutual funds
at fair value	$5,076	$501	$13,470	$657	$204
Total assets	5,076	501	13,470	657	204

Liabilities
Due to related parties	-	-	1	-	-
Total liabilities	-	-	1	-	-
Net assets	$5,076	$501	$13,469	$657	$204

Net Assets
Accumulation units	5,076	501	13,469	657	204
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$5,076	$501	$13,469	$657	$204

Total number of mutual fund shares	444,101	43,782	1,357,865	63,139	204,287

Cost of mutual fund shares	$4,264	$472	$18,146	$604	$204

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING American	ING American	ING Baron	ING Baron
	Century Small-	Century Small-	Small Cap	Small Cap	ING Davis New
	Mid Cap Value	Mid Cap Value	Growth	Growth	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$1,913	$125	$4,092	$207	$1,178
Total assets	1,913	125	4,092	207	1,178

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$1,913	$125	$4,092	$207	$1,178

Net Assets
Accumulation units	1,913	125	4,092	207	1,178
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$1,913	$125	$4,092	$207	$1,178

Total number of mutual fund shares	168,095	11,060	206,246	10,697	69,539

Cost of mutual fund shares	$2,017	$108	$3,451	$164	$1,090

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING Fidelity®	ING Fidelity®
	ING Davis New	VIP	VIP Equity-	ING Fidelity®
	York Venture	Contrafund®	Income	VIP Mid Cap	ING Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$63	$1,557	$338	$422	$432
Total assets	63	1,557	338	422	432

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$63	$1,557	$338	$422	$432

Net Assets
Accumulation units	63	1,557	338	422	432
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$63	$1,557	$338	$422	$432

Total number of mutual fund shares	3,781	171,047	40,048	35,914	38,139

Cost of mutual fund shares	$61	$1,392	$302	$406	$421

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING Invesco	ING Invesco
	ING Invesco	ING Invesco	Van Kampen	Van Kampen
	Van Kampen	Van Kampen	Equity and	Equity and	ING JPMorgan
	Comstock	Comstock	Income	Income	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$4,850	$158	$8,853	$186	$5,948
Total assets	4,850	158	8,853	186	5,948

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$4,850	$158	$8,853	$186	$5,948

Net Assets
Accumulation units	4,850	158	8,853	186	5,948
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$4,850	$158	$8,853	$186	$5,948

Total number of mutual fund shares	493,422	16,114	267,882	5,656	422,442

Cost of mutual fund shares	$5,183	$156	$9,330	$180	$5,746

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING	ING
	ING JPMorgan Oppenheimer		Oppenheimer	ING PIMCO	ING PIMCO
	Mid Cap Value	Global	Global	Total Return	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$235	$33,835	$455	$13,691	$1,406
Total assets	235	33,835	455	13,691	1,406

Liabilities
Due to related parties	-	1	-	1	-
Total liabilities	-	1	-	1	-
Net assets	$235	$33,834	$455	$13,690	$1,406

Net Assets
Accumulation units	235	33,834	455	13,690	1,406
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$235	$33,834	$455	$13,690	$1,406

Total number of mutual fund shares	16,760	2,698,140	37,314	1,164,176	120,663

Cost of mutual fund shares	$181	$35,605	$454	$13,678	$1,445

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Pioneer
	High Yield	ING Solution	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Initial Class	Initial Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$5,634	$2,948	$1,129	$3,992	$1,037
Total assets	5,634	2,948	1,129	3,992	1,037

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$5,634	$2,948	$1,129	$3,992	$1,037

Net Assets
Accumulation units	5,634	2,948	1,129	3,992	1,037
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$5,634	$2,948	$1,129	$3,992	$1,037

Total number of mutual fund shares	534,049	275,774	106,531	376,207	98,535

Cost of mutual fund shares	$5,860	$2,776	$1,052	$3,497	$988

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

					ING Solution
	ING Solution	ING Solution	ING Solution	ING Solution	Income
	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$2,380	$371	$1,381	$677	$2,923
Total assets	2,380	371	1,381	677	2,923

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$2,380	$371	$1,381	$677	$2,923

Net Assets
Accumulation units	2,380	371	1,381	677	2,923
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$2,380	$371	$1,381	$677	$2,923

Total number of mutual fund shares	222,633	34,994	128,341	63,463	275,518

Cost of mutual fund shares	$2,207	$333	$1,352	$647	$3,110

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe
		Price	Price	ING T. Rowe	ING T. Rowe
	ING Solution	Diversified Mid	Diversified Mid	Price Growth	Price Growth
	Income	Cap Growth	Cap Growth	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$207	$42,023	$182	$3,634	$228
Total assets	207	42,023	182	3,634	228

Liabilities
Due to related parties	-	2	-	-	-
Total liabilities	-	2	-	-	-
Net assets	$207	$42,021	$182	$3,634	$228

Net Assets
Accumulation units	207	42,019	182	3,634	228
Contracts in payout (annuitization)	-	2	-	-	-
Total net assets	$207	$42,021	$182	$3,634	$228

Total number of mutual fund shares	19,629	5,093,723	22,400	67,411	4,281

Cost of mutual fund shares	$214	$44,285	$157	$3,331	$221

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				ING UBS U.S.	ING UBS U.S.
	ING Templeton	ING Templeton	ING Thornburg	Large Cap	Large Cap
	Foreign Equity Foreign Equity		Value	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$1,326	$178	$136	$2,755	$12
Total assets	1,326	178	136	2,755	12

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$1,326	$178	$136	$2,755	$12

Net Assets
Accumulation units	1,326	178	136	2,755	12
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$1,326	$178	$136	$2,755	$12

Total number of mutual fund shares	139,304	18,819	4,965	315,956	1,368

Cost of mutual fund shares	$1,414	$183	$143	$2,962	$11

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

					ING BlackRock
	ING Strategic	ING Strategic	ING Strategic		Science and
	Allocation	Allocation	Allocation	ING Growth	Technology
	Conservative	Growth	Moderate	and Income	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$4,033	$5,888	$9,142	$2,106	$1,615
Total assets	4,033	5,888	9,142	2,106	1,615

Liabilities
Due to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$4,033	$5,888	$9,142	$2,106	$1,615

Net Assets
Accumulation units	4,033	5,888	9,142	2,106	1,615
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$4,033	$5,888	$9,142	$2,106	$1,615

Total number of mutual fund shares	395,808	606,991	920,629	97,537	303,512

Cost of mutual fund shares	$3,978	$5,893	$8,545	$1,939	$1,514

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				ING	ING
	ING Index Plus	ING Index Plus	ING Index Plus	International	International
	LargeCap	MidCap	SmallCap	Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$2,611	$5,704	$3,413	$642		$36
Total assets	2,611	5,704	3,413	642		36

Liabilities
Due to related parties	-	-	-	-		-
Total liabilities	-	-	-	-		-
Net assets	$2,611	$5,704	$3,413	$642		$36

Net Assets
Accumulation units	2,611	5,704	3,413	642		36
Contracts in payout (annuitization)	-	-	-	-		-
Total net assets	$2,611	$5,704	$3,413	$642		$36

Total number of mutual fund shares	191,452	374,781	246,399	87,583	4,902

Cost of mutual fund shares	$2,454	$4,963	$3,178	$678		$38

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™		ING
	Large Cap	Large Cap	Mid Cap	ING Small	International
	Growth Index	Index	Growth Index	Company	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class I
Assets
Investments in mutual funds
at fair value	$36,331	$7,215	$864	$135	$9,424
Total assets	36,331	7,215	864	135	9,424

Liabilities
Due to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$36,330	$7,215	$864	$135	$9,424

Net Assets
Accumulation units	36,330	7,215	864	135	9,424
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$36,330	$7,215	$864	$135	$9,424

Total number of mutual fund shares	2,451,463	737,684	54,283	7,563	1,338,579

Cost of mutual fund shares	$26,994	$5,709	$728	$118	$15,888

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

				Neuberger
			Lord Abbett	Berman AMT
	ING MidCap	ING SmallCap	Series Fund -	Socially	Oppenheimer
	Opportunities	Opportunities Mid-Cap Value		Responsive	Main Street
	Portfolio -	Portfolio -	Portfolio -	Portfolio® -	Small - & Mid-
	Class I	Class I	Class VC	Class I	Cap Fund®/VA
Assets
Investments in mutual funds
at fair value	$24,675	$13,844	$1,453	$3,286	$147
Total assets	24,675	13,844	1,453	3,286	147

Liabilities
Due to related parties	1	1	-	-	-
Total liabilities	1	1	-	-	-
Net assets	$24,674	$13,843	$1,453	$3,286	$147

Net Assets
Accumulation units	24,672	13,843	1,453	3,286	147
Contracts in payout (annuitization)	2	-	-	-	-
Total net assets	$24,674	$13,843	$1,453	$3,286	$147

Total number of mutual fund shares	2,121,642	645,130	91,596	228,983	8,534

Cost of mutual fund shares	$14,474	$9,531	$1,354	$3,106	$125

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT N
	Statements of Assets and Liabilities
	December 31, 2011
	(Dollars in thousands)

	PIMCO Real
	Return	Pioneer High
	Portfolio -	Yield VCT
	Administrative	Portfolio -
	Class	Class I	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$10,375	$1,792	$3,232	$2,637
Total assets	10,375	1,792	3,232	2,637

Liabilities
Due to related parties	-	-	-	-
Total liabilities	-	-	-	-
Net assets	$10,375	$1,792	$3,232	$2,637

Net Assets
Accumulation units	10,375	1,792	3,232	2,637
Contracts in payout (annuitization)	-	-	-	-
Total net assets	$10,375	$1,792	$3,232	$2,637

Total number of mutual fund shares	743,742	180,663	138,425	88,473

Cost of mutual fund shares	$9,678	$1,787	$3,329	$2,633

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		American	American
	American	Funds	Funds
	Funds	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income	Contrafund®
	Series® Growth Growth-Income		International	Portfolio -	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$57	$102	$119	$727	$670
Total investment income	57	102	119	727	670
Expenses:
Mortality and expense risk
and other charges	126	87	92	423	953
Total expenses	126	87	92	423	953
Net investment income (loss)	(69)	15	27	304	(283)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(85)	(92)	(214)	(436)	870
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(85)	(92)	(214)	(436)	870
Net unrealized appreciation
(depreciation) of investments	(395)	(145)	(894)	35	(3,111)
Net realized and unrealized gain (loss)
on investments	(480)	(237)	(1,108)	(401)	(2,241)
Net increase (decrease) in net assets
resulting from operations	$(549)	$(222)	$(1,081)	$(97)	$(2,524)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Investment	Fidelity® VIP		Franklin Small
	Index 500	Grade Bond	Money Market		Cap Value	ING Balanced
	Portfolio -	Portfolio -	Portfolio -		Securities	Portfolio -
	Initial Class	Initial Class	Initial Class	Fund	- Class 2	Class I
Net investment income (loss)
Income:
Dividends	$1,380	$494	$10		$21	$19
Total investment income	1,380	494	10		21	19
Expenses:
Mortality and expense risk
and other charges	1,017	218	131		41	9
Total expenses	1,017	218	131		41	9
Net investment income (loss)	363	276	(121)		(20)	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	670	66	-		32	(31)
Capital gains distributions	1,735	414	-		-	-
Total realized gain (loss) on investments
and capital gains distributions	2,405	480	-		32	(31)
Net unrealized appreciation
(depreciation) of investments	(2,318)	129	-		(185)	7
Net realized and unrealized gain (loss)
on investments	87	609	-		(153)	(24)
Net increase (decrease) in net assets
resulting from operations	$450	$885	$(121)		$(173)	$(14)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING BlackRock
				Large Cap	ING BlackRock
	ING	ING Artio	ING Artio	Growth	Large Cap
	Intermediate	Foreign	Foreign	Portfolio -	Growth
	Bond Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class I	Service Class	Service 2 Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$132	$75	$8	$75	$-
Total investment income	132	75	8	75	-
Expenses:
Mortality and expense risk
and other charges	37	56	7	180	1
Total expenses	37	56	7	180	1
Net investment income (loss)	95	19	1	(105)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	(390)	(137)	(392)	6
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5	(390)	(137)	(392)	6
Net unrealized appreciation
(depreciation) of investments	54	(607)	23	179	(8)
Net realized and unrealized gain (loss)
on investments	59	(997)	(114)	(213)	(2)
Net increase (decrease) in net assets
resulting from operations	$154	$(978)	$(113)	$(318)	$(3)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Clarion				ING Invesco
	Global Real	ING FMRSM			Van Kampen
	Estate	Diversified Mid	ING FMRSM	ING Global	Growth and
	Portfolio -	Cap Portfolio -	Diversified Mid	Resources	Income
	Institutional	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$144	$-	$4	$52	$112
Total investment income	144	-	4	52	112
Expenses:
Mortality and expense risk
and other charges	55	2	30	132	128
Total expenses	55	2	30	132	128
Net investment income (loss)	89	(2)	(26)	(80)	(16)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(35)	8	(7)	(219)	(209)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(35)	8	(7)	(219)	(209)
Net unrealized appreciation
(depreciation) of investments	(299)	(24)	(242)	(772)	(86)
Net realized and unrealized gain (loss)
on investments	(334)	(16)	(249)	(991)	(295)
Net increase (decrease) in net assets
resulting from operations	$(245)	$(18)	$(275)	$(1,071)	$(311)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Invesco		ING JPMorgan
	Van Kampen	ING JPMorgan	Small Cap Core	ING Large Cap
	Growth and	Emerging	Equity	Growth	ING Large Cap
	Income	Markets Equity	Portfolio -	Portfolio -	Growth
	Portfolio -	Portfolio -	Institutional	Institutional	Portfolio -
	Service 2 Class	Service Class	Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$1	$88	$120	$48	$-
Total investment income	1	88	120	48	-
Expenses:
Mortality and expense risk
and other charges	2	144	301	211	1
Total expenses	2	144	301	211	1
Net investment income (loss)	(1)	(56)	(181)	(163)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	(204)	(213)	(12)	-
Capital gains distributions	-	343	-	1,016	3
Total realized gain (loss) on investments
and capital gains distributions	(2)	139	(213)	1,004	3
Net unrealized appreciation
(depreciation) of investments	(1)	(2,268)	(96)	(860)	(3)
Net realized and unrealized gain (loss)
on investments	(3)	(2,129)	(309)	144	-
Net increase (decrease) in net assets
resulting from operations	$(4)	$(2,185)	$(490)	$(19)	$(1)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING Lord
	ING Large Cap		ING Liquid	Abbett Growth	ING Marsico
	Value	ING Limited	Assets	and Income	Growth
	Portfolio -	Maturity Bond	Portfolio -	Portfolio -	Portfolio -
	Institutional	Portfolio -	Institutional	Institutional	Institutional
	Class	Service Class	Class	Class	Class
Net investment income (loss)
Income:
Dividends	$24	$219	$-	$2	$4
Total investment income	24	219	-	2	4
Expenses:
Mortality and expense risk
and other charges	33	97	23	1	11
Total expenses	33	97	23	1	11
Net investment income (loss)	(9)	122	(23)	1	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(69)	(57)	-	117	(3)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(69)	(57)	-	117	(3)
Net unrealized appreciation
(depreciation) of investments	117	(80)	-	(103)	(14)
Net realized and unrealized gain (loss)
on investments	48	(137)	-	14	(17)
Net increase (decrease) in net assets
resulting from operations	$39	$(15)	$(23)	$15	$(24)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Marsico	ING MFS Total	ING MFS Total		ING Pioneer
	Growth	Return	Return	ING Pioneer	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Fund Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$-	$86	$6	$4	$7
Total investment income	-	86	6	4	7
Expenses:
Mortality and expense risk
and other charges	2	49	4	4	7
Total expenses	2	49	4	4	7
Net investment income (loss)	(2)	37	2	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	(91)	(9)	8	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	8	(91)	(9)	8	-
Net unrealized appreciation
(depreciation) of investments	(10)	56	8	(29)	(33)
Net realized and unrealized gain (loss)
on investments	(2)	(35)	(1)	(21)	(33)
Net increase (decrease) in net assets
resulting from operations	$(4)	$2	$1	$(21)	$(33)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING T. Rowe		ING T. Rowe
	ING T. Rowe	Price Equity	ING T. Rowe	Price	ING U.S. Stock
	Price Capital	Income	Price Equity	International	Index
	Appreciation	Portfolio -	Income	Stock Portfolio -	Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional	Institutional
	Service Class	Class	Service Class	Class	Class
Net investment income (loss)
Income:
Dividends	$331	$116	$10	$592	$13
Total investment income	331	116	10	592	13
Expenses:
Mortality and expense risk
and other charges	233	72	7	221	8
Total expenses	233	72	7	221	8
Net investment income (loss)	98	44	3	371	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(256)	153	49	(540)	(2)
Capital gains distributions	-	-	-	-	27
Total realized gain (loss) on investments
and capital gains distributions	(256)	153	49	(540)	25
Net unrealized appreciation
(depreciation) of investments	404	(312)	(61)	(1,949)	(28)
Net realized and unrealized gain (loss)
on investments	148	(159)	(12)	(2,489)	(3)
Net increase (decrease) in net assets
resulting from operations	$246	$(115)	$(9)	$(2,118)	$2

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING American	ING American	ING Baron	ING Baron
	ING Money	Century Small-	Century Small-	Small Cap	Small Cap
	Market	Mid Cap Value	Mid Cap Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$-	$25	$1	$-	$-
Total investment income	-	25	1	-	-
Expenses:
Mortality and expense risk
and other charges	4	29	2	58	3
Total expenses	4	29	2	58	3
Net investment income (loss)	(4)	(4)	(1)	(58)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	451	(1)	52	1
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	451	(1)	52	1
Net unrealized appreciation
(depreciation) of investments	-	(546)	(4)	39	5
Net realized and unrealized gain (loss)
on investments	-	(95)	(5)	91	6
Net increase (decrease) in net assets
resulting from operations	$(4)	$(99)	$(6)	$33	$3

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			ING Fidelity®	ING Fidelity®
	ING Davis New	ING Davis New	VIP	VIP Equity-	ING Fidelity®
	York Venture	York Venture	Contrafund®	Income	VIP Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$15	$1	$12	$5	$1
Total investment income	15	1	12	5	1
Expenses:
Mortality and expense risk
and other charges	17	1	23	5	7
Total expenses	17	1	23	5	7
Net investment income (loss)	(2)	-	(11)	-	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(34)	(6)	(157)	(26)	(10)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(34)	(6)	(157)	(26)	(10)
Net unrealized appreciation
(depreciation) of investments	(40)	(5)	98	21	(43)
Net realized and unrealized gain (loss)
on investments	(74)	(11)	(59)	(5)	(53)
Net increase (decrease) in net assets
resulting from operations	$(76)	$(11)	$(70)	$(5)	$(59)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

				ING Invesco	ING Invesco
		ING Invesco	ING Invesco	Van Kampen	Van Kampen
		Van Kampen	Van Kampen	Equity and	Equity and
	ING Global	Comstock	Comstock	Income	Income
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$29	$84	$2	$207	$4
Total investment income	29	84	2	207	4
Expenses:
Mortality and expense risk
and other charges	6	71	3	132	3
Total expenses	6	71	3	132	3
Net investment income (loss)	23	13	(1)	75	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	(114)	(26)	(118)	1
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	27	(114)	(26)	(118)	1
Net unrealized appreciation
(depreciation) of investments	(38)	(82)	23	(193)	(5)
Net realized and unrealized gain (loss)
on investments	(11)	(196)	(3)	(311)	(4)
Net increase (decrease) in net assets
resulting from operations	$12	$(183)	$(4)	$(236)	$(3)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			ING Legg	ING Legg
			Mason	Mason
			ClearBridge	ClearBridge	ING
	ING JPMorgan ING JPMorgan		Aggressive	Aggressive	Oppenheimer
	Mid Cap Value	Mid Cap Value	Growth	Growth	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$65	$2	$57	$-	$565
Total investment income	65	2	57	-	565
Expenses:
Mortality and expense risk
and other charges	84	4	13	-	545
Total expenses	84	4	13	-	545
Net investment income (loss)	(19)	(2)	44	-	20

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	7	(3,061)	(3)	592
Capital gains distributions	-	-	3,862	12	-
Total realized gain (loss) on investments
and capital gains distributions	(12)	7	801	9	592
Net unrealized appreciation
(depreciation) of investments	62	(4)	(600)	(8)	(4,148)
Net realized and unrealized gain (loss)
on investments	50	3	201	1	(3,556)
Net increase (decrease) in net assets
resulting from operations	$31	$1	$245	$1	$(3,536)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING
	Oppenheimer	ING PIMCO	ING PIMCO	ING Pioneer
	Global	Total Return	Total Return	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$6	$413	$44	$352	$96
Total investment income	6	413	44	352	96
Expenses:
Mortality and expense risk
and other charges	7	180	19	89	39
Total expenses	7	180	19	89	39
Net investment income (loss)	(1)	233	25	263	57

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(17)	(2)	3	770	38
Capital gains distributions	-	439	51	-	-
Total realized gain (loss) on investments
and capital gains distributions	(17)	437	54	770	38
Net unrealized appreciation
(depreciation) of investments	(35)	(415)	(60)	(1,161)	(156)
Net realized and unrealized gain (loss)
on investments	(52)	22	(6)	(391)	(118)
Net increase (decrease) in net assets
resulting from operations	$(53)	$255	$19	$(128)	$(61)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$35	$90	$22	$39	$6
Total investment income	35	90	22	39	6
Expenses:
Mortality and expense risk
and other charges	15	54	14	30	5
Total expenses	15	54	14	30	5
Net investment income (loss)	20	36	8	9	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	33	11	(6)	(3)	(5)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	33	11	(6)	(3)	(5)
Net unrealized appreciation
(depreciation) of investments	(74)	(223)	(52)	(146)	(19)
Net realized and unrealized gain (loss)
on investments	(41)	(212)	(58)	(149)	(24)
Net increase (decrease) in net assets
resulting from operations	$(21)	$(176)	$(50)	$(140)	$(23)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

					ING T. Rowe
					Price
			ING Solution	ING Solution	Diversified Mid
	ING Solution	ING Solution	Income	Income	Cap Growth
	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$19	$8	$130	$9	$154
Total investment income	19	8	130	9	154
Expenses:
Mortality and expense risk
and other charges	18	10	43	3	657
Total expenses	18	10	43	3	657
Net investment income (loss)	1	(2)	87	6	(503)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	51	5	(17)	5	(363)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	51	5	(17)	5	(363)
Net unrealized appreciation
(depreciation) of investments	(139)	(51)	(91)	(15)	(1,334)
Net realized and unrealized gain (loss)
on investments	(88)	(46)	(108)	(10)	(1,697)
Net increase (decrease) in net assets
resulting from operations	$(87)	$(48)	$(21)	$(4)	$(2,200)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING T. Rowe
	Price	ING T. Rowe	ING T. Rowe
	Diversified Mid	Price Growth	Price Growth	ING Templeton	ING Templeton
	Cap Growth	Equity	Equity	Foreign Equity Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$-	$-	$-	$26	$3
Total investment income	-	-	-	26	3
Expenses:
Mortality and expense risk
and other charges	3	52	3	18	3
Total expenses	3	52	3	18	3
Net investment income (loss)	(3)	(52)	(3)	8	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	(15)	26	65	(9)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5	(15)	26	65	(9)
Net unrealized appreciation
(depreciation) of investments	(14)	(40)	(30)	(268)	(19)
Net realized and unrealized gain (loss)
on investments	(9)	(55)	(4)	(203)	(28)
Net increase (decrease) in net assets
resulting from operations	$(12)	$(107)	$(7)	$(195)	$(28)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING Strategic	ING Strategic
	ING Thornburg	Large Cap	Large Cap	Allocation	Allocation
	Value	Equity	Equity	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Class I	Class I
Net investment income (loss)
Income:
Dividends	$1	$33	$-	$166	$149
Total investment income	1	33	-	166	149
Expenses:
Mortality and expense risk
and other charges	2	41	-	57	81
Total expenses	2	41	-	57	81
Net investment income (loss)	(1)	(8)	-	109	68

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	(22)	2	41	(242)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	16	(22)	2	41	(242)
Net unrealized appreciation
(depreciation) of investments	(39)	(78)	(2)	(143)	(95)
Net realized and unrealized gain (loss)
on investments	(23)	(100)	-	(102)	(337)
Net increase (decrease) in net assets
resulting from operations	$(24)	$(108)	$-	$7	$(269)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

			ING BlackRock
	ING Strategic		Science and
	Allocation	ING Growth	Technology	ING Index Plus	ING Index Plus
	Moderate	and Income	Opportunities	LargeCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$289	$28	$-	$64	$51
Total investment income	289	28	-	64	51
Expenses:
Mortality and expense risk
and other charges	124	30	23	41	88
Total expenses	124	30	23	41	88
Net investment income (loss)	165	(2)	(23)	23	(37)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(115)	(34)	104	(70)	(208)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(115)	(34)	104	(70)	(208)
Net unrealized appreciation
(depreciation) of investments	(233)	1	(299)	(15)	109
Net realized and unrealized gain (loss)
on investments	(348)	(33)	(195)	(85)	(99)
Net increase (decrease) in net assets
resulting from operations	$(183)	$(35)	$(218)	$(62)	$(136)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		ING	ING		ING Russell™	ING Russell™
	ING Index Plus	International	International		Large Cap	Large Cap
	SmallCap	Index	Index		Growth Index	Index
	Portfolio -	Portfolio -	Portfolio -		Portfolio -	Portfolio -
	Class I	Class I	Class S		Class I	Class I
Net investment income (loss)
Income:
Dividends	$31	$19		$1	$487	$127
Total investment income	31	19		1	487	127
Expenses:
Mortality and expense risk
and other charges	51	10		1	540	109
Total expenses	51	10		1	540	109
Net investment income (loss)	(20)	9		-	(53)	18

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(152)	19		1	1,320	318
Capital gains distributions	-	-		-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(152)	19		1	1,320	318
Net unrealized appreciation
(depreciation) of investments	100	(124)		(8)	(236)	(237)
Net realized and unrealized gain (loss)
on investments	(52)	(105)		(7)	1,084	81
Net increase (decrease) in net assets
resulting from operations	$(72)	$(96)		$(7)	$1,031	$99

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	ING Russell™		ING
	Mid Cap	ING Small	International	ING MidCap	ING SmallCap
	Growth Index	Company	Value	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$3	$1	$288	$-	$-
Total investment income	3	1	288	-	-
Expenses:
Mortality and expense risk
and other charges	12	2	161	376	204
Total expenses	12	2	161	376	204
Net investment income (loss)	(9)	(1)	127	(376)	(204)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	38	7	(1,186)	1,505	826
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	38	7	(1,186)	1,505	826
Net unrealized appreciation
(depreciation) of investments	(61)	(11)	(787)	(1,577)	(698)
Net realized and unrealized gain (loss)
on investments	(23)	(4)	(1,973)	(72)	128
Net increase (decrease) in net assets
resulting from operations	$(32)	$(5)	$(1,846)	$(448)	$(76)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

		Neuberger
	Lord Abbett	Berman AMT		PIMCO Real
	Series Fund -	Socially	Oppenheimer	Return	Pioneer High
	Mid-Cap Value	Responsive	Main Street	Portfolio -	Yield VCT
	Portfolio -	Portfolio® -	Small - & Mid-	Administrative	Portfolio -
	Class VC	Class I	Cap Fund®/VA	Class	Class I
Net investment income (loss)
Income:
Dividends	$3	$12	$1	$471	$105
Total investment income	3	12	1	471	105
Expenses:
Mortality and expense risk
and other charges	21	48	2	123	28
Total expenses	21	48	2	123	28
Net investment income (loss)	(18)	(36)	(1)	348	77

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(73)	55	(4)	113	182
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(73)	55	(4)	113	182
Net unrealized appreciation
(depreciation) of investments	13	(177)	(2)	373	(352)
Net realized and unrealized gain (loss)
on investments	(60)	(122)	(6)	486	(170)
Net increase (decrease) in net assets
resulting from operations	$(78)	$(158)	$(7)	$834	$(93)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2011
(Dollars in thousands)

	Wanger Select	Wanger USA
Net investment income (loss)
Income:
Dividends	$85	$-
Total investment income	85	-
Expenses:
Mortality and expense risk
and other charges	53	39
Total expenses	53	39
Net investment income (loss)	32	(39)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(58)	(31)
Capital gains distributions	-	254
Total realized gain (loss) on investments
and capital gains distributions	(58)	223
Net unrealized appreciation
(depreciation) of investments	(749)	(335)
Net realized and unrealized gain (loss)
on investments	(807)	(112)
Net increase (decrease) in net assets
resulting from operations	$(775)	$(151)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		American	American
	American	Funds	Funds
	Funds	Insurance	Insurance	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income
	Series® Growth Growth-Income		International	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class
Net assets at January 1, 2010	$6,501	$4,429	$4,689	$31,101

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	9	42	119
Total realized gain (loss) on investments
and capital gains distributions	(348)	(193)	(192)	(276)
Net unrealized appreciation (depreciation)
of investments	1,596	713	511	4,017
Net increase (decrease) in net assets from operations	1,201	529	361	3,860
Changes from principal transactions:
Premiums	1,744	1,187	1,211	1,667
Death benefits	(13)	(13)	(8)	(68)
Surrenders and withdrawals	(832)	(501)	(364)	(3,634)
Policy loans	(52)	(24)	(36)	68
Contract charges	(10)	(5)	(6)	6
Transfers between Divisions
(including fixed account), net	(199)	175	434	(1,399)
Increase (decrease) in net assets derived from
principal transactions	638	819	1,231	(3,360)
Total increase (decrease) in net assets	1,839	1,348	1,592	500
Net assets at December 31, 2010	8,340	5,777	6,281	31,601

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(69)	15	27	304
Total realized gain (loss) on investments
and capital gains distributions	(85)	(92)	(214)	(436)
Net unrealized appreciation (depreciation)
of investments	(395)	(145)	(894)	35
Net increase (decrease) in net assets from operations	(549)	(222)	(1,081)	(97)
Changes from principal transactions:
Premiums	1,733	1,095	1,193	1,429
Death benefits	(4)	(1)	(2)	(48)
Surrenders and withdrawals	(588)	(380)	(390)	(3,911)
Policy loans	10	(6)	(9)	126
Contract charges	(9)	(4)	(5)	7
Transfers between Divisions
(including fixed account), net	(74)	62	(37)	(1,214)
Increase (decrease) in net assets derived from
principal transactions	1,068	766	750	(3,611)
Total increase (decrease) in net assets	519	544	(331)	(3,708)
Net assets at December 31, 2011	$8,859	$6,321	$5,950	$27,893

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Fidelity® VIP
	Contrafund®	Index 500	Grade Bond	Money Market
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2010	$67,270	$72,083	$15,980	$11,415

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(118)	367	341	(129)
Total realized gain (loss) on investments
and capital gains distributions	(738)	980	250	6
Net unrealized appreciation (depreciation)
of investments	10,595	7,624	406	-
Net increase (decrease) in net assets from operations	9,739	8,971	997	(123)
Changes from principal transactions:
Premiums	4,459	3,676	1,133	9,005
Death benefits	(208)	(186)	(13)	(16)
Surrenders and withdrawals	(7,954)	(7,679)	(2,154)	(1,632)
Policy loans	115	209	74	66
Contract charges	(7)	8	3	5
Transfers between Divisions
(including fixed account), net	(2,510)	(2,056)	21	(9,132)
Increase (decrease) in net assets derived from
principal transactions	(6,105)	(6,028)	(936)	(1,704)
Total increase (decrease) in net assets	3,634	2,943	61	(1,827)
Net assets at December 31, 2010	70,904	75,026	16,041	9,588

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(283)	363	276	(121)
Total realized gain (loss) on investments
and capital gains distributions	870	2,405	480	-
Net unrealized appreciation (depreciation)
of investments	(3,111)	(2,318)	129	-
Net increase (decrease) in net assets from operations	(2,524)	450	885	(121)
Changes from principal transactions:
Premiums	4,426	3,281	1,036	4,688
Death benefits	(153)	(156)	(27)	(67)
Surrenders and withdrawals	(7,741)	(7,836)	(2,321)	(1,603)
Policy loans	132	124	1	47
Contract charges	(4)	11	2	3
Transfers between Divisions
(including fixed account), net	(2,552)	(2,184)	(228)	(3,424)
Increase (decrease) in net assets derived from
principal transactions	(5,892)	(6,760)	(1,537)	(356)
Total increase (decrease) in net assets	(8,416)	(6,310)	(652)	(477)
Net assets at December 31, 2011	$62,488	$68,716	$15,389	$9,111

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Franklin Small		ING	ING Artio
	Cap Value	ING Balanced	Intermediate	Foreign
	Securities	Portfolio -	Bond Portfolio -	Portfolio -
	Fund - Class 2	Class I	Class I	Service Class
Net assets at January 1, 2010	$2,081	$715	$2,269	$4,622

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	10	91	(60)
Total realized gain (loss) on investments
and capital gains distributions	(159)	(23)	(58)	(632)
Net unrealized appreciation (depreciation)
of investments	743	97	154	895
Net increase (decrease) in net assets from operations	570	84	187	203
Changes from principal transactions:
Premiums	443	-	328	502
Death benefits	(3)	(7)	(3)	(5)
Surrenders and withdrawals	(211)	(41)	(316)	(461)
Policy loans	(10)	-	(9)	(22)
Contract charges	(2)	(1)	(2)	(2)
Transfers between Divisions
(including fixed account), net	(28)	(24)	111	(376)
Increase (decrease) in net assets derived from
principal transactions	189	(73)	109	(364)
Total increase (decrease) in net assets	759	11	296	(161)
Net assets at December 31, 2010	2,840	726	2,565	4,461

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	10	95	19
Total realized gain (loss) on investments
and capital gains distributions	32	(31)	5	(390)
Net unrealized appreciation (depreciation)
of investments	(185)	7	54	(607)
Net increase (decrease) in net assets from operations	(173)	(14)	154	(978)
Changes from principal transactions:
Premiums	550	-	357	425
Death benefits	(6)	-	(7)	(14)
Surrenders and withdrawals	(254)	(123)	(372)	(315)
Policy loans	(1)	-	3	5
Contract charges	(2)	(1)	(2)	-
Transfers between Divisions
(including fixed account), net	(139)	(13)	300	(269)
Increase (decrease) in net assets derived from
principal transactions	148	(137)	279	(168)
Total increase (decrease) in net assets	(25)	(151)	433	(1,146)
Net assets at December 31, 2011	$2,815	$575	$2,998	$3,315

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING BlackRock		ING Clarion
		Large Cap	ING BlackRock	Global Real
	ING Artio	Growth	Large Cap	Estate
	Foreign	Portfolio -	Growth	Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Service 2 Class	Class	Service Class	Class
Net assets at January 1, 2010	$516	$12,298	$56	$3,291

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(112)	(1)	267
Total realized gain (loss) on investments
and capital gains distributions	(30)	(529)	(5)	(69)
Net unrealized appreciation (depreciation)
of investments	67	2,050	12	305
Net increase (decrease) in net assets from operations	30	1,409	6	503
Changes from principal transactions:
Premiums	93	673	27	562
Death benefits	-	(19)	-	(14)
Surrenders and withdrawals	(58)	(1,265)	(25)	(456)
Policy loans	1	82	(3)	(17)
Contract charges	(1)	1	-	(2)
Transfers between Divisions
(including fixed account), net	(5)	(297)	-	66
Increase (decrease) in net assets derived from
principal transactions	30	(825)	(1)	139
Total increase (decrease) in net assets	60	584	5	642
Net assets at December 31, 2010	576	12,882	61	3,933

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(105)	(1)	89
Total realized gain (loss) on investments
and capital gains distributions	(137)	(392)	6	(35)
Net unrealized appreciation (depreciation)
of investments	23	179	(8)	(299)
Net increase (decrease) in net assets from operations	(113)	(318)	(3)	(245)
Changes from principal transactions:
Premiums	45	619	35	495
Death benefits	-	(19)	-	(3)
Surrenders and withdrawals	(101)	(1,214)	2	(480)
Policy loans	(3)	23	1	3
Contract charges	(1)	1	-	(2)
Transfers between Divisions
(including fixed account), net	(59)	(351)	(4)	(98)
Increase (decrease) in net assets derived from
principal transactions	(119)	(941)	34	(85)
Total increase (decrease) in net assets	(232)	(1,259)	31	(330)
Net assets at December 31, 2011	$344	$11,623	$92	$3,603

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING Invesco
	ING FMRSM			Van Kampen
	Diversified Mid	ING FMRSM	ING Global	Growth and
	Cap Portfolio -	Diversified Mid	Resources	Income
	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$78	$1,355	$7,717	$9,409

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(20)	(33)	(106)
Total realized gain (loss) on investments
and capital gains distributions	(1)	(19)	(613)	(389)
Net unrealized appreciation (depreciation)
of investments	27	438	2,129	1,466
Net increase (decrease) in net assets from operations	25	399	1,483	971
Changes from principal transactions:
Premiums	29	273	1,198	622
Death benefits	-	-	(6)	(31)
Surrenders and withdrawals	(35)	(153)	(850)	(1,050)
Policy loans	(1)	(7)	3	47
Contract charges	-	(1)	(3)	2
Transfers between Divisions
(including fixed account), net	23	211	(419)	(289)
Increase (decrease) in net assets derived from
principal transactions	16	323	(77)	(699)
Total increase (decrease) in net assets	41	722	1,406	272
Net assets at December 31, 2010	119	2,077	9,123	9,681

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(26)	(80)	(16)
Total realized gain (loss) on investments
and capital gains distributions	8	(7)	(219)	(209)
Net unrealized appreciation (depreciation)
of investments	(24)	(242)	(772)	(86)
Net increase (decrease) in net assets from operations	(18)	(275)	(1,071)	(311)
Changes from principal transactions:
Premiums	37	286	1,186	582
Death benefits	-	-	(8)	(20)
Surrenders and withdrawals	(23)	(147)	(705)	(1,078)
Policy loans	-	(5)	(9)	31
Contract charges	-	(1)	(3)	2
Transfers between Divisions
(including fixed account), net	(10)	33	(16)	(290)
Increase (decrease) in net assets derived from
principal transactions	4	166	445	(773)
Total increase (decrease) in net assets	(14)	(109)	(626)	(1,084)
Net assets at December 31, 2011	$105	$1,968	$8,497	$8,597

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Invesco		ING JPMorgan
	Van Kampen	ING JPMorgan	Small Cap Core	ING Large Cap
	Growth and	Emerging	Equity	Growth
	Income	Markets Equity	Portfolio -	Portfolio -
	Portfolio -	Portfolio -	Institutional	Institutional
	Service 2 Class	Service Class	Class	Class
Net assets at January 1, 2010	$44	$8,357	$20,047	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(80)	(194)	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	452	(817)	-
Net unrealized appreciation (depreciation)
of investments	17	1,281	5,678	-
Net increase (decrease) in net assets from operations	13	1,653	4,667	-
Changes from principal transactions:
Premiums	63	1,526	1,075	-
Death benefits	-	(17)	(115)	-
Surrenders and withdrawals	(11)	(690)	(2,636)	-
Policy loans	-	(34)	38	-
Contract charges	-	(3)	1	-
Transfers between Divisions
(including fixed account), net	2	325	(740)	-
Increase (decrease) in net assets derived from
principal transactions	54	1,107	(2,377)	-
Total increase (decrease) in net assets	67	2,760	2,290	-
Net assets at December 31, 2010	111	11,117	22,337	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(56)	(181)	(163)
Total realized gain (loss) on investments
and capital gains distributions	(2)	139	(213)	1,004
Net unrealized appreciation (depreciation)
of investments	(1)	(2,268)	(96)	(860)
Net increase (decrease) in net assets from operations	(4)	(2,185)	(490)	(19)
Changes from principal transactions:
Premiums	37	1,550	941	549
Death benefits	-	(46)	(37)	(18)
Surrenders and withdrawals	(1)	(722)	(2,324)	(1,491)
Policy loans	(3)	(14)	10	(4)
Contract charges	-	(2)	3	(1)
Transfers between Divisions
(including fixed account), net	(3)	(732)	(654)	16,171
Increase (decrease) in net assets derived from
principal transactions	30	34	(2,061)	15,206
Total increase (decrease) in net assets	26	(2,151)	(2,551)	15,187
Net assets at December 31, 2011	$137	$8,966	$19,786	$15,187

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Large Cap		ING Liquid
	ING Large Cap	Value	ING Limited	Assets
	Growth	Portfolio -	Maturity Bond	Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2010	$-	$1,470	$8,142	$1,614

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	18	183	(19)
Total realized gain (loss) on investments
and capital gains distributions	-	(84)	(47)	-
Net unrealized appreciation (depreciation)
of investments	-	323	-	-
Net increase (decrease) in net assets from operations	-	257	136	(19)
Changes from principal transactions:
Premiums	-	227	497	242
Death benefits	-	(14)	(21)	(19)
Surrenders and withdrawals	-	(174)	(914)	(684)
Policy loans	-	(1)	(4)	-
Contract charges	-	(1)	1	(1)
Transfers between Divisions
(including fixed account), net	-	26	(270)	372
Increase (decrease) in net assets derived from
principal transactions	-	63	(711)	(90)
Total increase (decrease) in net assets	-	320	(575)	(109)
Net assets at December 31, 2010	-	1,790	7,567	1,505

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(9)	122	(23)
Total realized gain (loss) on investments
and capital gains distributions	3	(69)	(57)	-
Net unrealized appreciation (depreciation)
of investments	(3)	117	(80)	-
Net increase (decrease) in net assets from operations	(1)	39	(15)	(23)
Changes from principal transactions:
Premiums	5	342	499	256
Death benefits	-	(6)	(101)	(10)
Surrenders and withdrawals	(7)	(339)	(978)	(247)
Policy loans	-	(11)	(15)	8
Contract charges	-	(1)	2	(1)
Transfers between Divisions
(including fixed account), net	48	619	(245)	268
Increase (decrease) in net assets derived from
principal transactions	46	604	(838)	274
Total increase (decrease) in net assets	45	643	(853)	251
Net assets at December 31, 2011	$45	$2,433	$6,714	$1,756

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Lord
	Abbett Growth	ING Marsico
	and Income	Growth	ING Marsico	ING MFS Total
	Portfolio -	Portfolio -	Growth	Return
	Institutional	Institutional	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class
Net assets at January 1, 2010	$644	$645	$95	$2,833

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(4)	-	(28)
Total realized gain (loss) on investments
and capital gains distributions	(106)	(26)	(3)	(143)
Net unrealized appreciation (depreciation)
of investments	212	142	22	417
Net increase (decrease) in net assets from operations	102	112	19	246
Changes from principal transactions:
Premiums	109	82	18	666
Death benefits	-	-	-	(7)
Surrenders and withdrawals	(136)	(80)	(7)	(242)
Policy loans	1	-	(2)	(4)
Contract charges	-	(1)	-	(2)
Transfers between Divisions
(including fixed account), net	(38)	(9)	(1)	(205)
Increase (decrease) in net assets derived from
principal transactions	(64)	(8)	8	206
Total increase (decrease) in net assets	38	104	27	452
Net assets at December 31, 2010	682	749	122	3,285

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(7)	(2)	37
Total realized gain (loss) on investments
and capital gains distributions	117	(3)	8	(91)
Net unrealized appreciation (depreciation)
of investments	(103)	(14)	(10)	56
Net increase (decrease) in net assets from operations	15	(24)	(4)	2
Changes from principal transactions:
Premiums	3	97	11	566
Death benefits	-	-	-	(1)
Surrenders and withdrawals	(1)	(63)	(26)	(300)
Policy loans	-	1	1	(20)
Contract charges	-	(1)	-	(2)
Transfers between Divisions
(including fixed account), net	(699)	(23)	(13)	4
Increase (decrease) in net assets derived from
principal transactions	(697)	11	(27)	247
Total increase (decrease) in net assets	(682)	(13)	(31)	249
Net assets at December 31, 2011	$-	$736	$91	$3,534

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING T. Rowe
	ING MFS Total		ING Pioneer	Price Capital
	Return	ING Pioneer	Mid Cap Value	Appreciation
	Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$126	$203	$292	$12,793

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	(1)	45
Total realized gain (loss) on investments
and capital gains distributions	(2)	(12)	(16)	(450)
Net unrealized appreciation (depreciation)
of investments	21	48	74	2,023
Net increase (decrease) in net assets from operations	17	36	57	1,618
Changes from principal transactions:
Premiums	94	68	99	1,923
Death benefits	-	-	-	(19)
Surrenders and withdrawals	-	(28)	(6)	(1,701)
Policy loans	-	(2)	(2)	(44)
Contract charges	-	-	-	(4)
Transfers between Divisions
(including fixed account), net	3	6	15	830
Increase (decrease) in net assets derived from
principal transactions	97	44	106	985
Total increase (decrease) in net assets	114	80	163	2,603
Net assets at December 31, 2010	240	283	455	15,396

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	-	98
Total realized gain (loss) on investments
and capital gains distributions	(9)	8	-	(256)
Net unrealized appreciation (depreciation)
of investments	8	(29)	(33)	404
Net increase (decrease) in net assets from operations	1	(21)	(33)	246
Changes from principal transactions:
Premiums	69	63	82	2,401
Death benefits	-	-	-	(3)
Surrenders and withdrawals	(54)	(15)	(25)	(1,489)
Policy loans	(2)	(1)	(3)	(32)
Contract charges	-	-	-	(3)
Transfers between Divisions
(including fixed account), net	8	(14)	10	1,438
Increase (decrease) in net assets derived from
principal transactions	21	33	64	2,312
Total increase (decrease) in net assets	22	12	31	2,558
Net assets at December 31, 2011	$262	$295	$486	$17,954

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING T. Rowe		ING T. Rowe
	Price Equity	ING T. Rowe	Price
	Income	Price Equity	International	ING U.S. Stock
	Portfolio -	Income	Stock Portfolio -	Index Portfolio -
	Institutional	Portfolio -	Institutional	Institutional
	Class	Service Class	Class	Class
Net assets at January 1, 2010	$4,350	$312	$16,940	$388

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	2	57	1
Total realized gain (loss) on investments
and capital gains distributions	104	17	(872)	(39)
Net unrealized appreciation (depreciation)
of investments	469	35	2,711	98
Net increase (decrease) in net assets from operations	599	54	1,896	60
Changes from principal transactions:
Premiums	614	101	1,001	121
Death benefits	(7)	-	(52)	-
Surrenders and withdrawals	(459)	(32)	(1,836)	(17)
Policy loans	(7)	(4)	25	(1)
Contract charges	(3)	(1)	(4)	-
Transfers between Divisions
(including fixed account), net	(40)	64	(873)	(38)
Increase (decrease) in net assets derived from
principal transactions	98	128	(1,739)	65
Total increase (decrease) in net assets	697	182	157	125
Net assets at December 31, 2010	5,047	494	17,097	513

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	3	371	5
Total realized gain (loss) on investments
and capital gains distributions	153	49	(540)	25
Net unrealized appreciation (depreciation)
of investments	(312)	(61)	(1,949)	(28)
Net increase (decrease) in net assets from operations	(115)	(9)	(2,118)	2
Changes from principal transactions:
Premiums	679	114	841	115
Death benefits	(9)	-	(20)	-
Surrenders and withdrawals	(517)	(64)	(1,717)	(24)
Policy loans	(11)	4	1	(1)
Contract charges	(2)	(1)	(3)	-
Transfers between Divisions
(including fixed account), net	4	(37)	(612)	52
Increase (decrease) in net assets derived from
principal transactions	144	16	(1,510)	142
Total increase (decrease) in net assets	29	7	(3,628)	144
Net assets at December 31, 2011	$5,076	$501	$13,469	$657

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING American	ING American	ING Baron
	ING Money	Century Small-	Century Small-	Small Cap
	Market	Mid Cap Value	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Initial Class	Service Class	Initial Class
Net assets at January 1, 2010	$464	$1,576	$62	$3,127

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(3)	-	(47)
Total realized gain (loss) on investments
and capital gains distributions	1	(103)	-	(26)
Net unrealized appreciation (depreciation)
of investments	-	440	21	862
Net increase (decrease) in net assets from operations	(4)	334	21	789
Changes from principal transactions:
Premiums	135	250	25	399
Death benefits	-	(1)	-	(1)
Surrenders and withdrawals	(108)	(141)	(2)	(248)
Policy loans	-	(2)	-	3
Contract charges	-	(1)	-	(2)
Transfers between Divisions
(including fixed account), net	(91)	(57)	17	(150)
Increase (decrease) in net assets derived from
principal transactions	(64)	48	40	1
Total increase (decrease) in net assets	(68)	382	61	790
Net assets at December 31, 2010	396	1,958	123	3,917

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(4)	(1)	(58)
Total realized gain (loss) on investments
and capital gains distributions	-	451	(1)	52
Net unrealized appreciation (depreciation)
of investments	-	(546)	(4)	39
Net increase (decrease) in net assets from operations	(4)	(99)	(6)	33
Changes from principal transactions:
Premiums	180	263	21	500
Death benefits	-	(22)	-	(4)
Surrenders and withdrawals	(243)	(176)	(14)	(354)
Policy loans	-	(5)	-	6
Contract charges	-	-	-	(2)
Transfers between Divisions
(including fixed account), net	(125)	(6)	1	(4)
Increase (decrease) in net assets derived from
principal transactions	(188)	54	8	142
Total increase (decrease) in net assets	(192)	(45)	2	175
Net assets at December 31, 2011	$204	$1,913	$125	$4,092

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Baron			ING Fidelity®
	Small Cap	ING Davis New	ING Davis New	VIP
	Growth	York Venture	York Venture	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class
Net assets at January 1, 2010	$157	$929	$83	$1,290

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(7)	(1)	(8)
Total realized gain (loss) on investments
and capital gains distributions	(4)	(26)	(4)	(150)
Net unrealized appreciation (depreciation)
of investments	52	148	14	381
Net increase (decrease) in net assets from operations	45	115	9	223
Changes from principal transactions:
Premiums	42	201	24	279
Death benefits	(2)	-	-	(4)
Surrenders and withdrawals	(30)	(91)	(6)	(260)
Policy loans	-	(4)	-	(4)
Contract charges	-	(1)	-	(2)
Transfers between Divisions
(including fixed account), net	15	67	(7)	163
Increase (decrease) in net assets derived from
principal transactions	25	172	11	172
Total increase (decrease) in net assets	70	287	20	395
Net assets at December 31, 2010	227	1,216	103	1,685

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(2)	-	(11)
Total realized gain (loss) on investments
and capital gains distributions	1	(34)	(6)	(157)
Net unrealized appreciation (depreciation)
of investments	5	(40)	(5)	98
Net increase (decrease) in net assets from operations	3	(76)	(11)	(70)
Changes from principal transactions:
Premiums	37	266	22	276
Death benefits	(2)	(22)	(1)	(1)
Surrenders and withdrawals	(43)	(136)	(51)	(211)
Policy loans	-	(4)	-	(2)
Contract charges	-	(1)	-	(2)
Transfers between Divisions
(including fixed account), net	(15)	(65)	1	(118)
Increase (decrease) in net assets derived from
principal transactions	(23)	38	(29)	(58)
Total increase (decrease) in net assets	(20)	(38)	(40)	(128)
Net assets at December 31, 2011	$207	$1,178	$63	$1,557

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Fidelity®			ING Invesco
	VIP Equity-	ING Fidelity®		Van Kampen
	Income	VIP Mid Cap	ING Global	Comstock
	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2010	$298	$356	$404	$4,364

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(4)	7	10
Total realized gain (loss) on investments
and capital gains distributions	(53)	(8)	3	(163)
Net unrealized appreciation (depreciation)
of investments	91	112	46	749
Net increase (decrease) in net assets from operations	39	100	56	596
Changes from principal transactions:
Premiums	38	58	80	595
Death benefits	-	-	-	(8)
Surrenders and withdrawals	(45)	(17)	(112)	(397)
Policy loans	2	-	1	(2)
Contract charges	-	(1)	-	(1)
Transfers between Divisions
(including fixed account), net	3	-	23	(236)
Increase (decrease) in net assets derived from
principal transactions	(2)	40	(8)	(49)
Total increase (decrease) in net assets	37	140	48	547
Net assets at December 31, 2010	335	496	452	4,911

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(6)	23	13
Total realized gain (loss) on investments
and capital gains distributions	(26)	(10)	27	(114)
Net unrealized appreciation (depreciation)
of investments	21	(43)	(38)	(82)
Net increase (decrease) in net assets from operations	(5)	(59)	12	(183)
Changes from principal transactions:
Premiums	63	64	82	549
Death benefits	-	-	(6)	(1)
Surrenders and withdrawals	(48)	(49)	(122)	(404)
Policy loans	2	-	1	(31)
Contract charges	(1)	(1)	(1)	(1)
Transfers between Divisions
(including fixed account), net	(8)	(29)	14	10
Increase (decrease) in net assets derived from
principal transactions	8	(15)	(32)	122
Total increase (decrease) in net assets	3	(74)	(20)	(61)
Net assets at December 31, 2011	$338	$422	$432	$4,850

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Invesco	ING Invesco
	ING Invesco	Van Kampen	Van Kampen
	Van Kampen	Equity and	Equity and	ING JPMorgan
	Comstock	Income	Income	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2010	$189	$9,777	$221	$5,180

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	42	-	(22)
Total realized gain (loss) on investments
and capital gains distributions	(11)	(271)	(15)	(158)
Net unrealized appreciation (depreciation)
of investments	36	1,197	35	1,257
Net increase (decrease) in net assets from operations	25	968	20	1,077
Changes from principal transactions:
Premiums	36	549	47	639
Death benefits	(4)	(44)	(8)	(8)
Surrenders and withdrawals	(27)	(1,183)	(85)	(584)
Policy loans	-	(25)	-	-
Contract charges	-	(3)	-	-
Transfers between Divisions
(including fixed account), net	7	(277)	-	(412)
Increase (decrease) in net assets derived from
principal transactions	12	(983)	(46)	(365)
Total increase (decrease) in net assets	37	(15)	(26)	712
Net assets at December 31, 2010	226	9,762	195	5,892

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	75	1	(19)
Total realized gain (loss) on investments
and capital gains distributions	(26)	(118)	1	(12)
Net unrealized appreciation (depreciation)
of investments	23	(193)	(5)	62
Net increase (decrease) in net assets from operations	(4)	(236)	(3)	31
Changes from principal transactions:
Premiums	10	418	63	615
Death benefits	-	(14)	-	(5)
Surrenders and withdrawals	(66)	(936)	(34)	(479)
Policy loans	1	(10)	-	(12)
Contract charges	-	(2)	-	1
Transfers between Divisions
(including fixed account), net	(9)	(129)	(35)	(95)
Increase (decrease) in net assets derived from
principal transactions	(64)	(673)	(6)	25
Total increase (decrease) in net assets	(68)	(909)	(9)	56
Net assets at December 31, 2011	$158	$8,853	$186	$5,948

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Legg Mason	ING Legg Mason
		ClearBridge	ClearBridge	ING
	ING JPMorgan	Aggressive	Aggressive	Oppenheimer
	Mid Cap Value	Growth	Growth	Global
	Portfolio -	Portfolio - Initial	Portfolio - Service	Portfolio -
	Service Class	Class	Class	Initial Class
Net assets at January 1, 2010	$251	$14,646	$17	$39,362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(207)	-	93
Total realized gain (loss) on investments
and capital gains distributions	(14)	(269)	-	177
Net unrealized appreciation (depreciation)
of investments	74	3,596	9	5,021
Net increase (decrease) in net assets from operations	58	3,120	9	5,291
Changes from principal transactions:
Premiums	35	641	20	2,084
Death benefits	-	(81)	-	(101)
Surrenders and withdrawals	(22)	(1,641)	-	(4,200)
Policy loans	(2)	74	-	62
Contract charges	-	(2)	-	-
Transfers between Divisions
(including fixed account), net	(5)	(297)	5	(1,397)
Increase (decrease) in net assets derived from
principal transactions	6	(1,306)	25	(3,552)
Total increase (decrease) in net assets	64	1,814	34	1,739
Net assets at December 31, 2010	315	16,460	51	41,101

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	44	-	20
Total realized gain (loss) on investments
and capital gains distributions	7	801	9	592
Net unrealized appreciation (depreciation)
of investments	(4)	(600)	(8)	(4,148)
Net increase (decrease) in net assets from operations	1	245	1	(3,536)
Changes from principal transactions:
Premiums	26	29	-	1,894
Death benefits	(2)	-	-	(77)
Surrenders and withdrawals	(61)	(94)	-	(4,700)
Policy loans	2	6	-	50
Contract charges	-	-	-	3
Transfers between Divisions
(including fixed account), net	(46)	(16,646)	(52)	(901)
Increase (decrease) in net assets derived from
principal transactions	(81)	(16,705)	(52)	(3,731)
Total increase (decrease) in net assets	(80)	(16,460)	(51)	(7,267)
Net assets at December 31, 2011	$235	$-	$-	$33,834

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING
	Oppenheimer	ING PIMCO	ING PIMCO	ING Pioneer
	Global	Total Return	Total Return	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2010	$283	$8,901	$896	$6,767

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	230	21	273
Total realized gain (loss) on investments
and capital gains distributions	(27)	98	36	1,004
Net unrealized appreciation (depreciation)
of investments	74	301	-	(370)
Net increase (decrease) in net assets from operations	48	629	57	907
Changes from principal transactions:
Premiums	96	2,175	243	447
Death benefits	-	(55)	-	(22)
Surrenders and withdrawals	(95)	(1,289)	(75)	(710)
Policy loans	-	(98)	(8)	(14)
Contract charges	-	(4)	(1)	-
Transfers between Divisions
(including fixed account), net	107	2,028	(4)	(1,320)
Increase (decrease) in net assets derived from
principal transactions	108	2,757	155	(1,619)
Total increase (decrease) in net assets	156	3,386	212	(712)
Net assets at December 31, 2010	439	12,287	1,108	6,055

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	233	25	263
Total realized gain (loss) on investments
and capital gains distributions	(17)	437	54	770
Net unrealized appreciation (depreciation)
of investments	(35)	(415)	(60)	(1,161)
Net increase (decrease) in net assets from operations	(53)	255	19	(128)
Changes from principal transactions:
Premiums	122	1,854	226	456
Death benefits	-	(126)	(5)	(19)
Surrenders and withdrawals	(45)	(1,140)	(263)	(634)
Policy loans	1	(26)	4	4
Contract charges	(1)	(3)	(1)	-
Transfers between Divisions
(including fixed account), net	(8)	589	318	(100)
Increase (decrease) in net assets derived from
principal transactions	69	1,148	279	(293)
Total increase (decrease) in net assets	16	1,403	298	(421)
Net assets at December 31, 2011	$455	$13,690	$1,406	$5,634

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2010	$1,519	$655	$2,438	$1,006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23	8	13	2
Total realized gain (loss) on investments
and capital gains distributions	(18)	-	(3)	(49)
Net unrealized appreciation (depreciation)
of investments	201	72	377	138
Net increase (decrease) in net assets from operations	206	80	387	91
Changes from principal transactions:
Premiums	659	243	649	124
Death benefits	-	-	-	-
Surrenders and withdrawals	(92)	(15)	4	3
Policy loans	8	(1)	(10)	2
Contract charges	(2)	(1)	(3)	(1)
Transfers between Divisions
(including fixed account), net	201	14	103	(252)
Increase (decrease) in net assets derived from
principal transactions	774	240	743	(124)
Total increase (decrease) in net assets	980	320	1,130	(33)
Net assets at December 31, 2010	2,499	975	3,568	973

Increase (decrease) in net assets
Operations:
Net investment income (loss)	57	20	36	8
Total realized gain (loss) on investments
and capital gains distributions	38	33	11	(6)
Net unrealized appreciation (depreciation)
of investments	(156)	(74)	(223)	(52)
Net increase (decrease) in net assets from operations	(61)	(21)	(176)	(50)
Changes from principal transactions:
Premiums	700	226	689	137
Death benefits	-	-	(3)	-
Surrenders and withdrawals	(194)	(115)	(104)	(2)
Policy loans	(38)	5	(26)	(5)
Contract charges	(2)	(1)	(4)	(1)
Transfers between Divisions
(including fixed account), net	44	60	48	(15)
Increase (decrease) in net assets derived from
principal transactions	510	175	600	114
Total increase (decrease) in net assets	449	154	424	64
Net assets at December 31, 2011	$2,948	$1,129	$3,992	$1,037

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2010	$979	$291	$545	$224

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(1)	(2)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(14)	(6)	(8)	5
Net unrealized appreciation (depreciation)
of investments	218	50	127	61
Net increase (decrease) in net assets from operations	205	43	117	64
Changes from principal transactions:
Premiums	664	36	331	348
Death benefits	(2)	-	(2)	-
Surrenders and withdrawals	(15)	3	(17)	(15)
Policy loans	(11)	1	(1)	2
Contract charges	(3)	(1)	(2)	-
Transfers between Divisions
(including fixed account), net	39	9	160	33
Increase (decrease) in net assets derived from
principal transactions	672	48	469	368
Total increase (decrease) in net assets	877	91	586	432
Net assets at December 31, 2010	1,856	382	1,131	656

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	1	1	(2)
Total realized gain (loss) on investments
and capital gains distributions	(3)	(5)	51	5
Net unrealized appreciation (depreciation)
of investments	(146)	(19)	(139)	(51)
Net increase (decrease) in net assets from operations	(140)	(23)	(87)	(48)
Changes from principal transactions:
Premiums	679	35	558	78
Death benefits	-	-	-	-
Surrenders and withdrawals	(60)	(18)	(34)	(5)
Policy loans	(8)	(1)	(7)	-
Contract charges	(3)	(1)	(2)	-
Transfers between Divisions
(including fixed account), net	56	(3)	(178)	(4)
Increase (decrease) in net assets derived from
principal transactions	664	12	337	69
Total increase (decrease) in net assets	524	(11)	250	21
Net assets at December 31, 2011	$2,380	$371	$1,381	$677

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe
			Price	Price
	ING Solution	ING Solution	Diversified Mid	Diversified Mid
	Income	Income	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2010	$2,964	$194	$42,710	$71

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	2	(486)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(18)	16	(1,131)	2
Net unrealized appreciation (depreciation)
of investments	194	(7)	12,232	28
Net increase (decrease) in net assets from operations	240	11	10,615	28
Changes from principal transactions:
Premiums	54	68	2,114	22
Death benefits	-	-	(129)	-
Surrenders and withdrawals	(118)	(130)	(4,933)	(19)
Policy loans	(31)	(2)	57	-
Contract charges	(2)	-	(14)	-
Transfers between Divisions
(including fixed account), net	(3)	11	(1,640)	56
Increase (decrease) in net assets derived from
principal transactions	(100)	(53)	(4,545)	59
Total increase (decrease) in net assets	140	(42)	6,070	87
Net assets at December 31, 2010	3,104	152	48,780	158

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87	6	(503)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(17)	5	(363)	5
Net unrealized appreciation (depreciation)
of investments	(91)	(15)	(1,334)	(14)
Net increase (decrease) in net assets from operations	(21)	(4)	(2,200)	(12)
Changes from principal transactions:
Premiums	42	79	1,888	40
Death benefits	-	-	(98)	-
Surrenders and withdrawals	(223)	(8)	(4,922)	(5)
Policy loans	(9)	4	(64)	(1)
Contract charges	(1)	-	(11)	-
Transfers between Divisions
(including fixed account), net	31	(16)	(1,352)	2
Increase (decrease) in net assets derived from
principal transactions	(160)	59	(4,559)	36
Total increase (decrease) in net assets	(181)	55	(6,759)	24
Net assets at December 31, 2011	$2,923	$207	$42,021	$182

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	ING Templeton	ING Templeton
	Equity	Equity	Foreign Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2010	$3,194	$110	$854	$119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(45)	(2)	10	1
Total realized gain (loss) on investments
and capital gains distributions	(25)	(4)	(32)	(1)
Net unrealized appreciation (depreciation)
of investments	567	27	121	13
Net increase (decrease) in net assets from operations	497	21	99	13
Changes from principal transactions:
Premiums	464	39	326	41
Death benefits	(8)	-	-	-
Surrenders and withdrawals	(208)	(7)	(23)	(2)
Policy loans	1	(1)	-	-
Contract charges	(1)	-	(1)	-
Transfers between Divisions
(including fixed account), net	26	26	12	22
Increase (decrease) in net assets derived from
principal transactions	274	57	314	61
Total increase (decrease) in net assets	771	78	413	74
Net assets at December 31, 2010	3,965	188	1,267	193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(52)	(3)	8	-
Total realized gain (loss) on investments
and capital gains distributions	(15)	26	65	(9)
Net unrealized appreciation (depreciation)
of investments	(40)	(30)	(268)	(19)
Net increase (decrease) in net assets from operations	(107)	(7)	(195)	(28)
Changes from principal transactions:
Premiums	456	47	278	43
Death benefits	(5)	-	(23)	(1)
Surrenders and withdrawals	(241)	(9)	(33)	(21)
Policy loans	(2)	(1)	(11)	-
Contract charges	(1)	-	(1)	-
Transfers between Divisions
(including fixed account), net	(431)	10	44	(8)
Increase (decrease) in net assets derived from
principal transactions	(224)	47	254	13
Total increase (decrease) in net assets	(331)	40	59	(15)
Net assets at December 31, 2011	$3,634	$228	$1,326	$178

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING Strategic
	ING Thornburg	Large Cap	Large Cap	Allocation
	Value	Equity	Equity	Conservative
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Class I
Net assets at January 1, 2010	$93	$3,051	$7	$3,685

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(13)	-	102
Total realized gain (loss) on investments
and capital gains distributions	1	(72)	-	(242)
Net unrealized appreciation (depreciation)
of investments	10	422	1	491
Net increase (decrease) in net assets from operations	11	337	1	351
Changes from principal transactions:
Premiums	14	156	6	474
Death benefits	-	(3)	-	-
Surrenders and withdrawals	(7)	(360)	-	(294)
Policy loans	(1)	22	-	(13)
Contract charges	-	1	-	(3)
Transfers between Divisions
(including fixed account), net	48	(105)	-	(473)
Increase (decrease) in net assets derived from
principal transactions	54	(289)	6	(309)
Total increase (decrease) in net assets	65	48	7	42
Net assets at December 31, 2010	158	3,099	14	3,727

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(8)	-	109
Total realized gain (loss) on investments
and capital gains distributions	16	(22)	2	41
Net unrealized appreciation (depreciation)
of investments	(39)	(78)	(2)	(143)
Net increase (decrease) in net assets from operations	(24)	(108)	-	7
Changes from principal transactions:
Premiums	15	126	3	573
Death benefits	-	(2)	-	-
Surrenders and withdrawals	(12)	(317)	(5)	(411)
Policy loans	-	20	-	2
Contract charges	-	-	-	(3)
Transfers between Divisions
(including fixed account), net	(1)	(63)	-	138
Increase (decrease) in net assets derived from
principal transactions	2	(236)	(2)	299
Total increase (decrease) in net assets	(22)	(344)	(2)	306
Net assets at December 31, 2011	$136	$2,755	$12	$4,033

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING BlackRock
	ING Strategic	ING Strategic		Science and
	Allocation	Allocation	ING Growth	Technology
	Growth	Moderate	and Income	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2010	$4,363	$6,462	$1,592	$1,187

Increase (decrease) in net assets
Operations:
Net investment income (loss)	101	177	(2)	(18)
Total realized gain (loss) on investments
and capital gains distributions	(401)	(523)	(94)	1
Net unrealized appreciation (depreciation)
of investments	839	1,109	370	225
Net increase (decrease) in net assets from operations	539	763	274	208
Changes from principal transactions:
Premiums	1,080	1,815	173	306
Death benefits	-	(6)	(3)	(6)
Surrenders and withdrawals	(274)	(880)	(256)	(130)
Policy loans	(47)	26	4	(13)
Contract charges	(7)	(10)	-	(1)
Transfers between Divisions
(including fixed account), net	(239)	103	425	(17)
Increase (decrease) in net assets derived from
principal transactions	513	1,048	343	139
Total increase (decrease) in net assets	1,052	1,811	617	347
Net assets at December 31, 2010	5,415	8,273	2,209	1,534

Increase (decrease) in net assets
Operations:
Net investment income (loss)	68	165	(2)	(23)
Total realized gain (loss) on investments
and capital gains distributions	(242)	(115)	(34)	104
Net unrealized appreciation (depreciation)
of investments	(95)	(233)	1	(299)
Net increase (decrease) in net assets from operations	(269)	(183)	(35)	(218)
Changes from principal transactions:
Premiums	1,026	1,800	176	378
Death benefits	(50)	-	(3)	-
Surrenders and withdrawals	(234)	(472)	(214)	(85)
Policy loans	2	(72)	8	(2)
Contract charges	(6)	(12)	(1)	(1)
Transfers between Divisions
(including fixed account), net	4	(192)	(34)	9
Increase (decrease) in net assets derived from
principal transactions	742	1,052	(68)	299
Total increase (decrease) in net assets	473	869	(103)	81
Net assets at December 31, 2011	$5,888	$9,142	$2,106	$1,615

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING
	LargeCap	MidCap	SmallCap	International
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2010	$2,861	$6,024	$3,329	$751

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	(21)	(24)	18
Total realized gain (loss) on investments
and capital gains distributions	(249)	(579)	(273)	(1)
Net unrealized appreciation (depreciation)
of investments	536	1,743	972	28
Net increase (decrease) in net assets from operations	304	1,143	675	45
Changes from principal transactions:
Premiums	193	533	304	6
Death benefits	(16)	(26)	(10)	-
Surrenders and withdrawals	(340)	(808)	(432)	(1)
Policy loans	11	(9)	6	-
Contract charges	-	(2)	(1)	-
Transfers between Divisions
(including fixed account), net	(214)	(325)	(22)	7
Increase (decrease) in net assets derived from
principal transactions	(366)	(637)	(155)	12
Total increase (decrease) in net assets	(62)	506	520	57
Net assets at December 31, 2010	2,799	6,530	3,849	808

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23	(37)	(20)	9
Total realized gain (loss) on investments
and capital gains distributions	(70)	(208)	(152)	19
Net unrealized appreciation (depreciation)
of investments	(15)	109	100	(124)
Net increase (decrease) in net assets from operations	(62)	(136)	(72)	(96)
Changes from principal transactions:
Premiums	176	462	315	6
Death benefits	(5)	(6)	(2)	-
Surrenders and withdrawals	(264)	(776)	(396)	(14)
Policy loans	14	10	(5)	-
Contract charges	1	(1)	(1)	-
Transfers between Divisions
(including fixed account), net	(48)	(379)	(275)	(62)
Increase (decrease) in net assets derived from
principal transactions	(126)	(690)	(364)	(70)
Total increase (decrease) in net assets	(188)	(826)	(436)	(166)
Net assets at December 31, 2011	$2,611	$5,704	$3,413	$642

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING Russell™		ING Russell™
	ING	Large Cap	ING Russell™	Mid Cap
	International	Growth Index	Large Cap	Growth Index
	Index Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class I	Class I	Class S
Net assets at January 1, 2010	$43	$39,508	$8,545	$541

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(270)	170	(7)
Total realized gain (loss) on investments
and capital gains distributions	-	726	209	23
Net unrealized appreciation (depreciation)
of investments	2	3,597	433	137
Net increase (decrease) in net assets from operations	3	4,053	812	153
Changes from principal transactions:
Premiums	82	1,830	447	54
Death benefits	-	(83)	(4)	-
Surrenders and withdrawals	(80)	(4,398)	(1,097)	(31)
Policy loans	-	232	44	1
Contract charges	(1)	-	1	-
Transfers between Divisions
(including fixed account), net	5	(1,327)	(460)	107
Increase (decrease) in net assets derived from
principal transactions	6	(3,746)	(1,069)	131
Total increase (decrease) in net assets	9	307	(257)	284
Net assets at December 31, 2010	52	39,815	8,288	825

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(53)	18	(9)
Total realized gain (loss) on investments
and capital gains distributions	1	1,320	318	38
Net unrealized appreciation (depreciation)
of investments	(8)	(236)	(237)	(61)
Net increase (decrease) in net assets from operations	(7)	1,031	99	(32)
Changes from principal transactions:
Premiums	117	1,566	365	116
Death benefits	-	(42)	(4)	-
Surrenders and withdrawals	(147)	(4,283)	(1,122)	(99)
Policy loans	(1)	101	13	(4)
Contract charges	(1)	(1)	1	-
Transfers between Divisions
(including fixed account), net	23	(1,857)	(425)	58
Increase (decrease) in net assets derived from
principal transactions	(9)	(4,516)	(1,172)	71
Total increase (decrease) in net assets	(16)	(3,485)	(1,073)	39
Net assets at December 31, 2011	$36	$36,330	$7,215	$864

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING
	ING Small	International	ING MidCap	ING SmallCap
	Company	Value	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2010	$52	$14,714	$23,675	$12,540

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	87	(164)	(186)
Total realized gain (loss) on investments
and capital gains distributions	(1)	(1,223)	1,153	549
Net unrealized appreciation (depreciation)
of investments	27	1,196	5,350	3,263
Net increase (decrease) in net assets from operations	25	60	6,339	3,626
Changes from principal transactions:
Premiums	31	775	1,032	670
Death benefits	-	(73)	(118)	(23)
Surrenders and withdrawals	(3)	(1,413)	(2,918)	(1,311)
Policy loans	(1)	29	31	36
Contract charges	-	-	(6)	(4)
Transfers between Divisions
(including fixed account), net	64	(1,197)	(617)	(308)
Increase (decrease) in net assets derived from
principal transactions	91	(1,879)	(2,596)	(940)
Total increase (decrease) in net assets	116	(1,819)	3,743	2,686
Net assets at December 31, 2010	168	12,895	27,418	15,226

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	127	(376)	(204)
Total realized gain (loss) on investments
and capital gains distributions	7	(1,186)	1,505	826
Net unrealized appreciation (depreciation)
of investments	(11)	(787)	(1,577)	(698)
Net increase (decrease) in net assets from operations	(5)	(1,846)	(448)	(76)
Changes from principal transactions:
Premiums	2	615	968	637
Death benefits	-	(19)	(47)	(15)
Surrenders and withdrawals	(7)	(1,495)	(2,991)	(1,552)
Policy loans	-	51	41	(26)
Contract charges	-	1	(3)	(4)
Transfers between Divisions
(including fixed account), net	(23)	(778)	(264)	(347)
Increase (decrease) in net assets derived from
principal transactions	(28)	(1,625)	(2,296)	(1,307)
Total increase (decrease) in net assets	(33)	(3,471)	(2,744)	(1,383)
Net assets at December 31, 2011	$135	$9,424	$24,674	$13,843

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		Neuberger
	Lord Abbett	Berman AMT		PIMCO Real
	Series Fund -	Socially	Oppenheimer	Return
	Mid-Cap Value	Responsive	Main Street	Portfolio -
	Portfolio -	Portfolio® -	Small- & Mid-	Administrative
	Class VC	Class I	Cap Fund®/VA	Class
Net assets at January 1, 2010	$1,148	$2,971	$124	$5,954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(42)	(1)	3
Total realized gain (loss) on investments
and capital gains distributions	(136)	22	(7)	51
Net unrealized appreciation (depreciation)
of investments	419	624	34	340
Net increase (decrease) in net assets from operations	270	604	26	394
Changes from principal transactions:
Premiums	214	291	34	1,549
Death benefits	(1)	(4)	-	(4)
Surrenders and withdrawals	(105)	(326)	(44)	(667)
Policy loans	1	3	-	(31)
Contract charges	(1)	-	-	(5)
Transfers between Divisions
(including fixed account), net	(111)	(143)	(4)	524
Increase (decrease) in net assets derived from
principal transactions	(3)	(179)	(14)	1,366
Total increase (decrease) in net assets	267	425	12	1,760
Net assets at December 31, 2010	1,415	3,396	136	7,714

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(36)	(1)	348
Total realized gain (loss) on investments
and capital gains distributions	(73)	55	(4)	113
Net unrealized appreciation (depreciation)
of investments	13	(177)	(2)	373
Net increase (decrease) in net assets from operations	(78)	(158)	(7)	834
Changes from principal transactions:
Premiums	218	348	36	2,053
Death benefits	(5)	(3)	-	(101)
Surrenders and withdrawals	(146)	(304)	(12)	(1,125)
Policy loans	-	15	3	(65)
Contract charges	(1)	-	-	(5)
Transfers between Divisions
(including fixed account), net	50	(8)	(9)	1,070
Increase (decrease) in net assets derived from
principal transactions	116	48	18	1,827
Total increase (decrease) in net assets	38	(110)	11	2,661
Net assets at December 31, 2011	$1,453	$3,286	$147	$10,375

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Pioneer High
	Yield VCT
	Portfolio -
	Class I	Wanger Select	Wanger USA
Net assets at January 1, 2010	$1,634	$3,179	$2,005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	72	(29)	(30)
Total realized gain (loss) on investments
and capital gains distributions	(68)	(21)	(84)
Net unrealized appreciation (depreciation)
of investments	270	862	552
Net increase (decrease) in net assets from operations	274	812	438
Changes from principal transactions:
Premiums	289	362	313
Death benefits	(1)	(9)	(2)
Surrenders and withdrawals	(327)	(382)	(242)
Policy loans	(4)	(3)	(19)
Contract charges	-	(1)	(2)
Transfers between Divisions
(including fixed account), net	(37)	166	61
Increase (decrease) in net assets derived from
principal transactions	(80)	133	109
Total increase (decrease) in net assets	194	945	547
Net assets at December 31, 2010	1,828	4,124	2,552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	77	32	(39)
Total realized gain (loss) on investments
and capital gains distributions	182	(58)	223
Net unrealized appreciation (depreciation)
of investments	(352)	(749)	(335)
Net increase (decrease) in net assets from operations	(93)	(775)	(151)
Changes from principal transactions:
Premiums	468	431	439
Death benefits	(2)	(5)	-
Surrenders and withdrawals	(254)	(420)	(215)
Policy loans	(13)	(6)	(13)
Contract charges	(1)	(1)	(1)
Transfers between Divisions
(including fixed account), net	(141)	(116)	26
Increase (decrease) in net assets derived from
principal transactions	57	(117)	236
Total increase (decrease) in net assets	(36)	(892)	85
Net assets at December 31, 2011	$1,792	$3,232	$2,637

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

1	.	Organization

ReliaStar Life Insurance Company Separate Account N (the “Account”), formerly
Northern Life Separate Account One, was established by Northern Life Insurance
Company (“Northern Life”) to support the operations of variable annuity contracts
(“Contracts”). In 2002, Northern Life merged with ReliaStar Life Insurance Company
(“ReliaStar Life” or the “Company”). The Company is an indirect wholly owned subsidiary of ING America Insurance Holding Inc. (“ING AIH”). ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that ING and its U.S.
insurance affiliates, including the Company, are preparing for a base case of an initial public offering of the Company and its U.S.-based insurance and investment management affiliates.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2011, the Account had 104 investment divisions (the “Divisions”), 16 of which invest in an independently managed mutual fund portfolio and 88 of which invest in a mutual fund portfolio advised by affiliates, either ING Investments, LLC
(“IIL”) or Directed Services LLC (“DSL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”).
Investment Divisions with asset balances at December 31, 2011, and related Trusts are as follows:
		American Funds Insurance Series:	Fidelity® Variable Insurance Products II:
		American Funds Insurance Series® Growth Fund -	Fidelity® VIP Contrafund® Portfolio - Initial Class
		Class 2	Fidelity® VIP Index 500 Portfolio - Initial Class
		American Funds Insurance Series® Growth-Income	Fidelity® Variable Insurance Products V:
		Fund - Class 2	Fidelity® VIP Investment Grade Bond Portfolio -
		American Funds Insurance Series® International	Initial Class
		Fund - Class 2	Fidelity® VIP Money Market Portfolio - Initial Class
		Fidelity® Variable Insurance Products:	Franklin Templeton Variable Insurance Products Trust:
		Fidelity® VIP Equity-Income Portfolio - Initial Class	Franklin Small Cap Value Securities Fund - Class 2

74

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

ING Balanced Portfolio, Inc.:	ING Partners, Inc. (continued):
ING Balanced Portfolio - Class I	ING Davis New York Venture Portfolio - Initial Class
ING Intermediate Bond Portfolio:	ING Davis New York Venture Portfolio - Service Class
ING Intermediate Bond Portfolio - Class I	ING Fidelity® VIP Contrafund® Portfolio - Service
ING Investors Trust:	Class
ING Artio Foreign Portfolio - Service Class	ING Fidelity® VIP Equity-Income Portfolio - Service
ING Artio Foreign Portfolio - Service 2 Class	Class
ING BlackRock Large Cap Growth Portfolio -	ING Fidelity® VIP Mid Cap Portfolio - Service Class
Institutional Class	ING Global Bond Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Service	ING Invesco Van Kampen Comstock Portfolio - Initial
Class	Class
ING Clarion Global Real Estate Portfolio -	ING Invesco Van Kampen Comstock Portfolio -
Institutional Class	Service Class
ING FMRSM Diversified Mid Cap Portfolio -	ING Invesco Van Kampen Equity and Income
Institutional Class	Portfolio - Initial Class
ING FMRSM Diversified Mid Cap Portfolio - Service	ING Invesco Van Kampen Equity and Income
Class	Portfolio - Service Class
ING Global Resources Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class
ING Invesco Van Kampen Growth and Income	ING JPMorgan Mid Cap Value Portfolio - Service
Portfolio - Service Class	Class
ING Invesco Van Kampen Growth and Income	ING Oppenheimer Global Portfolio - Initial Class
Portfolio - Service 2 Class	ING Oppenheimer Global Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING PIMCO Total Return Portfolio - Initial Class
Service Class	ING PIMCO Total Return Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Pioneer High Yield Portfolio - Initial Class
Institutional Class	ING Solution 2015 Portfolio - Initial Class
ING Large Cap Growth Portfolio - Institutional	ING Solution 2015 Portfolio - Service Class
Class**	ING Solution 2025 Portfolio - Initial Class
ING Large Cap Growth Portfolio - Service Class**	ING Solution 2025 Portfolio - Service Class
ING Large Cap Value Portfolio - Institutional Class	ING Solution 2035 Portfolio - Initial Class
ING Limited Maturity Bond Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class
ING Liquid Assets Portfolio - Institutional Class	ING Solution 2045 Portfolio - Initial Class
ING Marsico Growth Portfolio - Institutional Class	ING Solution 2045 Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class	ING Solution Income Portfolio - Initial Class
ING MFS Total Return Portfolio - Service Class	ING Solution Income Portfolio - Service Class
ING MFS Total Return Portfolio - Service 2 Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Pioneer Fund Portfolio - Service Class	Portfolio - Initial Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING T. Rowe Price Capital Appreciation Portfolio -	Portfolio - Service Class
Service Class	ING T. Rowe Price Growth Equity Portfolio - Initial
ING T. Rowe Price Equity Income Portfolio -	Class
Institutional Class	ING T. Rowe Price Growth Equity Portfolio - Service
ING T. Rowe Price Equity Income Portfolio - Service	Class
Class	ING Templeton Foreign Equity Portfolio - Initial Class
ING T. Rowe Price International Stock Portfolio -	ING Templeton Foreign Equity Portfolio - Service
Institutional Class	Class
ING U.S. Stock Index Portfolio - Institutional Class	ING Thornburg Value Portfolio - Service Class
ING Money Market Portfolio:	ING UBS U.S. Large Cap Equity Portfolio - Initial
ING Money Market Portfolio - Class I	Class
ING Partners, Inc.:	ING UBS U.S. Large Cap Equity Portfolio - Service
ING American Century Small-Mid Cap Value	Class
Portfolio - Initial Class	ING Strategic Allocation Portfolios, Inc.:
ING American Century Small-Mid Cap Value	ING Strategic Allocation Conservative Portfolio -
Portfolio - Service Class	Class I
ING Baron Small Cap Growth Portfolio - Initial Class	ING Strategic Allocation Growth Portfolio - Class I
ING Baron Small Cap Growth Portfolio - Service	ING Strategic Allocation Moderate Portfolio - Class I
Class

75

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

ING Variable Funds:	Lord Abbett Series Fund, Inc.:
ING Growth and Income Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
ING Variable Portfolios, Inc.:	Class VC
ING BlackRock Science and Technology	Neuberger Berman Advisers Management Trust:
Opportunities Portfolio - Class I	Neuberger Berman AMT Socially Responsive
ING Index Plus LargeCap Portfolio - Class I	Portfolio® - Class I
ING Index Plus MidCap Portfolio - Class I	Oppenheimer Variable Account Funds:
ING Index Plus SmallCap Portfolio - Class I	Oppenheimer Main Street Small- & Mid-Cap
ING International Index Portfolio - Class I	Fund®/VA
ING International Index Portfolio - Class S	PIMCO Variable Insurance Trust:
ING RussellTM Large Cap Growth Index Portfolio -	PIMCO Real Return Portfolio - Administrative Class
Class I	Pioneer Variable Contracts Trust:
ING RussellTM Large Cap Index Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
ING RussellTM Mid Cap Growth Index Portfolio -	Wanger Advisors Trust:
Class S	Wanger Select
ING Small Company Portfolio - Class I	Wanger USA
ING Variable Products Trust:
ING International Value Portfolio - Class I
ING MidCap Opportunities Portfolio - Class I	** Division was added to the list in 2011
ING SmallCap Opportunities Portfolio - Class I

The names of certain Divisions were changed during 2011. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name
ING Investors Trust:	ING Investors Trust:
ING Invesco Van Kampen Growth and Income	ING Van Kampen Growth and Income Portfolio -
Portfolio - Service Class	Service Class
ING Invesco Van Kampen Growth and Income	ING Van Kampen Growth and Income Portfolio -
Portfolio - Service 2 Class	Service 2 Class
ING Large Cap Value Portfolio - Institutional Class	ING Pioneer Equity Income Portfolio - Institutional
Class
ING T. Rowe Price International Stock Portfolio -	ING Marsico International Opportunities Portfolio -
Institutional Class	Institutional Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Global Bond Portfolio - Service Class	ING Oppenheimer Global Strategic Income Portfolio -
Service Class
ING Invesco Van Kampen Comstock Portfolio -	ING Van Kampen Comstock Portfolio - Initial Class
Initial Class
ING Invesco Van Kampen Comstock Portfolio -	ING Van Kampen Comstock Portfolio - Service Class
Service Class
ING Invesco Van Kampen Equity and Income	ING Van Kampen Equity and Income Portfolio -
Portfolio - Initial Class	Service Class
ING Invesco Van Kampen Equity and Income	ING Van Kampen Equity and Income Portfolio -
Portfolio - Service Class	Service Class
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap	Oppenheimer Main Street Small Cap Fund®/VA
Fund®/VA

During 2011, the following Divisions were closed to contractowners:

ING Investors Trust:
ING Lord Abbett Growth and Income Portfolio - Institutional Class
ING Partners, Inc.:
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class

76

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

2	.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue
Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of
ReliaStar Life.

Contractowner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contract owner activity, including deposits, surrenders

77

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of
Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2011 and for the years ended
December 31, 2011 and 2010, were issued.

3	.	Recently Adopted Accounting Standards

Improving Disclosures about Fair Value Measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosure (Topic
820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§ Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§ Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§ Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
§ Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which were adopted by the
Account on January 1, 2011. The Account determined, however, that there was no effect on the Account’s disclosures, as the guidance is consistent with that previously applied by the Account and the Account has no Level 3 financial assets or liabilities. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the
Account’s net assets and results of operations.

78

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

4	.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2011 and 2010, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2011.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level
1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

		§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
		§	Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
			a)	Quoted prices for similar assets or liabilities in active markets;
			b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
			c)	Inputs other than quoted market prices that are observable; and
			d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
		§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

79

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

5	.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ReliaStar Life’s expenses in connection with the issuance and administration of the
Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the
Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.40% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.20% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $35 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the
Contracts.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract.

Transfer Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve transfers in any one calendar year.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contract owner’s state of residence and currently ranges up to 4.00% of premiums.

80

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

6	.	Related Party Transactions

During the year ended December 31, 2011, management fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc.
and ING Investors Trust. The Trusts’ advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were paid to IIL, an affiliate of the Company, in its capacity as investment adviser to ING Balanced Portfolio, Inc., ING Intermediate Bond Portfolio,
ING Money Market Portfolio, ING Strategic Allocation Portfolios Inc., ING Variable
Funds, ING Variable Portfolios, and Inc., ING Variable Products Trust. The Trusts’
advisory agreement provided for a fee at annual rates ranging from 0.08% to 0.95% of the average net assets of each respective Fund of the Trust.

81

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

7	.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	$1,510	$511	$1,414	$823
American Funds Insurance Series® Growth-Income Fund - Class 2	1,187	406	1,305	477
American Funds Insurance Series® International Fund - Class 2	1,239	462	1,670	397
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	994	4,299	750	3,991
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,659	7,832	1,380	7,573
Fidelity® VIP Index 500 Portfolio - Initial Class	4,648	9,307	3,481	7,785
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1,722	2,569	1,693	2,114
Fidelity® VIP Money Market Portfolio - Initial Class	5,419	5,896	7,960	9,786
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	667	540	561	386
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	27	154	20	84
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	1,014	640	913	713
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	395	543	543	967
ING Artio Foreign Portfolio - Service 2 Class	91	209	82	60
ING BlackRock Large Cap Growth Portfolio - Institutional Class	445	1,491	362	1,299
ING BlackRock Large Cap Growth Portfolio - Service Class	55	22	28	30
ING Clarion Global Real Estate Portfolio - Institutional Class	608	604	934	529
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	33	30	53	38
ING FMRSM Diversified Mid Cap Portfolio - Service Class	389	249	478	175
ING Global Resources Portfolio - Service Class	1,469	1,104	1,574	1,684
ING Invesco Van Kampen Growth and Income Portfolio - Service
Class	360	1,148	370	1,175
ING Invesco Van Kampen Growth and Income Portfolio - Service 2
Class	38	9	63	9
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	1,618	1,297	2,914	1,362
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	362	2,603	397	2,968
ING Large Cap Growth Portfolio - Institutional Class	17,876	1,816	-	-
ING Large Cap Growth Portfolio - Service Class	60	12	-	-
ING Large Cap Value Portfolio - Institutional Class	1,044	448	331	250
ING Limited Maturity Bond Portfolio - Service Class	756	1,472	769	1,296
ING Liquid Assets Portfolio - Institutional Class	923	672	991	1,101
ING Lord Abbett Growth and Income Portfolio - Institutional Class	3	699	144	213
ING Marsico Growth Portfolio - Institutional Class	143	139	116	129
ING Marsico Growth Portfolio - Service Class	21	49	24	16
ING MFS Total Return Portfolio - Service Class	635	352	645	466
ING MFS Total Return Portfolio - Service 2 Class	81	57	101	7

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Pioneer Fund Portfolio - Service Class	$114	$81	$94	$51
ING Pioneer Mid Cap Value Portfolio - Service Class	100	37	160	55
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	3,905	1,495	2,977	1,947
ING T. Rowe Price Equity Income Portfolio - Institutional Class	794	605	707	584
ING T. Rowe Price Equity Income Portfolio - Service Class	203	184	184	55
ING T. Rowe Price International Stock Portfolio - Institutional Class	865	2,003	728	2,410
ING U.S. Stock Index Portfolio - Institutional Class	203	29	173	107
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	408	600	169	236
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Initial
Class	1,837	1,787	474	430
ING American Century Small-Mid Cap Value Portfolio - Service
Class	34	27	43	2
ING Baron Small Cap Growth Portfolio - Initial Class	562	478	393	438
ING Baron Small Cap Growth Portfolio - Service Class	51	76	55	34
ING Davis New York Venture Portfolio - Initial Class	262	226	301	136
ING Davis New York Venture Portfolio - Service Class	24	53	23	13
ING Fidelity® VIP Contrafund® Portfolio - Service Class	287	357	446	282
ING Fidelity® VIP Equity-Income Portfolio - Service Class	101	93	75	75
ING Fidelity® VIP Mid Cap Portfolio - Service Class	60	82	79	43
ING Global Bond Portfolio - Service Class	194	202	109	109
ING Invesco Van Kampen Comstock Portfolio - Initial Class	634	498	539	578
ING Invesco Van Kampen Comstock Portfolio - Service Class	32	96	39	28
ING Invesco Van Kampen Equity and Income Portfolio - Initial
Class	632	1,230	673	1,614
ING Invesco Van Kampen Equity and Income Portfolio - Service
Class	93	100	50	96
ING JPMorgan Mid Cap Value Portfolio - Initial Class	621	615	508	895
ING JPMorgan Mid Cap Value Portfolio - Service Class	54	137	51	47
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial
Class	3,932	16,731	293	1,806
ING Legg Mason ClearBridge Aggressive Growth Portfolio -
Service Class	13	53	26	1
ING Oppenheimer Global Portfolio - Initial Class	925	4,635	1,052	4,512
ING Oppenheimer Global Portfolio - Service Class	149	81	203	94
ING PIMCO Total Return Portfolio - Initial Class	3,286	1,465	4,378	1,376
ING PIMCO Total Return Portfolio - Service Class	822	468	703	525
ING Pioneer High Yield Portfolio - Initial Class	3,752	3,808	2,170	3,516
ING Solution 2015 Portfolio - Initial Class	820	253	941	144
ING Solution 2015 Portfolio - Service Class	353	157	288	40
ING Solution 2025 Portfolio - Initial Class	789	154	844	89
ING Solution 2025 Portfolio - Service Class	191	69	191	312
ING Solution 2035 Portfolio - Initial Class	761	88	739	66
ING Solution 2035 Portfolio - Service Class	49	36	66	19
ING Solution 2045 Portfolio - Initial Class	563	225	507	40
ING Solution 2045 Portfolio - Service Class	81	14	383	18
ING Solution Income Portfolio - Initial Class	365	438	144	180

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc. (continued):
ING Solution Income Portfolio - Service Class	$105	$40	$82	$133
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	383	5,443	412	5,443
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	43	11	76	19
ING T. Rowe Price Growth Equity Portfolio - Initial Class	663	939	763	534
ING T. Rowe Price Growth Equity Portfolio - Service Class	115	71	92	36
ING Templeton Foreign Equity Portfolio - Initial Class	443	181	577	252
ING Templeton Foreign Equity Portfolio - Service Class	46	33	65	3
ING Thornburg Value Portfolio - Service Class	47	47	68	14
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	128	372	125	427
ING UBS U.S. Large Cap Equity Portfolio - Service Class	3	6	6	-
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	1,022	614	2,429	2,635
ING Strategic Allocation Growth Portfolio - Class I	1,177	367	1,114	500
ING Strategic Allocation Moderate Portfolio - Class I	1,755	539	2,243	1,017
ING Variable Funds:
ING Growth and Income Portfolio - Class I	195	265	728	388
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class I	554	279	411	290
ING Index Plus LargeCap Portfolio - Class I	1,383	1,486	437	786
ING Index Plus MidCap Portfolio - Class I	569	1,296	1,035	1,693
ING Index Plus SmallCap Portfolio - Class I	229	614	511	690
ING International Index Portfolio - Class I	123	184	160	129
ING International Index Portfolio - Class S	7	17	10	3
ING Russell™ Large Cap Growth Index Portfolio - Class I	658	5,227	507	4,522
ING Russell™ Large Cap Index Portfolio - Class I	228	1,383	487	1,386
ING Russell™ Mid Cap Growth Index Portfolio - Class S	194	133	252	123
ING Small Company Portfolio - Class I	5	34	94	5
ING Variable Products Trust:
ING International Value Portfolio - Class I	476	1,974	661	2,453
ING MidCap Opportunities Portfolio - Class I	579	3,250	483	3,242
ING SmallCap Opportunities Portfolio - Class I	373	1,882	442	1,568
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	294	195	233	249
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	443	431	266	485
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	39	23	33	47
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	3,902	1,727	2,317	881
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	779	644	635	642
Wanger Advisors Trust:
Wanger Select	514	599	675	571
Wanger USA	798	347	445	366

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

8	.	Changes in Units

The net changes in units outstanding follow:

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	233,239	119,400	113,839	264,165	184,668	79,497
American Funds Insurance Series® Growth-Income Fund - Class 2	176,052	88,177	87,875	216,412	109,926	106,486
American Funds Insurance Series® International Fund - Class 2	183,150	104,214	78,936	231,504	88,358	143,146
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	93,518	265,414	(171,896)	115,640	293,778	(178,138)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	190,630	378,092	(187,462)	205,368	423,887	(218,519)
Fidelity® VIP Index 500 Portfolio - Initial Class	245,012	546,509	(301,497)	267,747	568,400	(300,653)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	108,483	199,833	(91,350)	142,311	199,146	(56,835)
Fidelity® VIP Money Market Portfolio - Initial Class	603,197	629,304	(26,107)	884,305	1,008,027	(123,722)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	66,693	56,977	9,716	67,254	51,101	16,153
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	730	12,634	(11,904)	1	7,007	(7,006)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	80,920	58,617	22,303	79,331	70,185	9,146
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	48,829	60,777	(11,948)	70,798	101,153	(30,355)
ING Artio Foreign Portfolio - Service 2 Class	9,105	20,006	(10,901)	9,488	6,733	2,755
ING BlackRock Large Cap Growth Portfolio - Institutional Class	114,597	224,728	(110,131)	120,600	225,721	(105,121)
ING BlackRock Large Cap Growth Portfolio - Service Class	6,516	2,419	4,097	3,882	4,076	(194)
ING Clarion Global Real Estate Portfolio - Institutional Class	73,638	81,976	(8,338)	103,856	88,039	15,817
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	3,243	3,236	7	5,547	3,839	1,708
ING FMRSM Diversified Mid Cap Portfolio - Service Class	32,951	22,489	10,462	44,279	21,108	23,171

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Global Resources Portfolio - Service Class	169,925	143,173	26,752	197,516	207,494	(9,978)
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	64,228	129,562	(65,334)	83,853	148,668	(64,815)
ING Invesco Van Kampen Growth and Income Portfolio - Service 2 Class	3,599	868	2,731	6,495	999	5,496
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	98,135	97,654	481	154,401	104,549	49,852
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	101,782	248,270	(146,488)	128,573	326,657	(198,084)
ING Large Cap Growth Portfolio - Institutional Class	1,763,727	229,634	1,534,093	-	-	-
ING Large Cap Growth Portfolio - Service Class	5,711	1,147	4,564	-	-	-
ING Large Cap Value Portfolio - Institutional Class	135,988	64,401	71,587	43,784	36,604	7,180
ING Limited Maturity Bond Portfolio - Service Class	85,944	159,746	(73,802)	85,542	148,541	(62,999)
ING Liquid Assets Portfolio - Institutional Class	92,585	67,029	25,556	87,116	95,355	(8,239)
ING Lord Abbett Growth and Income Portfolio - Institutional Class	366	72,469	(72,103)	16,570	23,276	(6,706)
ING Marsico Growth Portfolio - Institutional Class	16,276	15,500	776	15,808	17,339	(1,531)
ING Marsico Growth Portfolio - Service Class	1,129	3,482	(2,353)	2,445	1,595	850
ING MFS Total Return Portfolio - Service Class	55,054	37,291	17,763	68,208	52,375	15,833
ING MFS Total Return Portfolio - Service 2 Class	7,189	5,228	1,961	10,110	729	9,381
ING Pioneer Fund Portfolio - Service Class	10,634	8,024	2,610	9,567	5,293	4,274
ING Pioneer Mid Cap Value Portfolio - Service Class	9,100	3,808	5,292	15,651	5,952	9,699
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	357,853	188,081	169,772	326,836	251,447	75,389
ING T. Rowe Price Equity Income Portfolio - Institutional Class	75,695	66,004	9,691	76,593	68,838	7,755
ING T. Rowe Price Equity Income Portfolio - Service Class	15,778	14,530	1,248	12,223	2,864	9,359
ING T. Rowe Price International Stock Portfolio - Institutional Class	86,449	199,416	(112,967)	118,685	258,573	(139,888)
ING U.S. Stock Index Portfolio - Institutional Class	16,189	3,096	13,093	18,473	11,643	6,830
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	24,741	42,295	(17,554)	17,358	23,079	(5,721)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Initial Class	85,900	84,037	1,863	28,951	26,394	2,557
ING American Century Small-Mid Cap Value Portfolio - Service Class	2,554	1,974	580	3,650	207	3,443
ING Baron Small Cap Growth Portfolio - Initial Class	38,414	31,922	6,492	35,821	35,441	380
ING Baron Small Cap Growth Portfolio - Service Class	5,093	6,819	(1,726)	6,027	3,534	2,493
ING Davis New York Venture Portfolio - Initial Class	25,922	22,783	3,139	33,294	16,410	16,884
ING Davis New York Venture Portfolio - Service Class	2,328	5,745	(3,417)	2,556	1,482	1,074
ING Fidelity® VIP Contrafund® Portfolio - Service Class	29,119	33,544	(4,425)	44,821	29,058	15,763
ING Fidelity® VIP Equity-Income Portfolio - Service Class	10,425	9,831	594	5,223	5,357	(134)
ING Fidelity® VIP Mid Cap Portfolio - Service Class	4,882	5,850	(968)	5,679	2,639	3,040
ING Global Bond Portfolio - Service Class	11,738	13,945	(2,207)	9,167	9,816	(649)
ING Invesco Van Kampen Comstock Portfolio - Initial Class	56,896	50,361	6,535	59,952	63,575	(3,623)
ING Invesco Van Kampen Comstock Portfolio - Service Class	1,887	7,883	(5,996)	4,454	3,414	1,040
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	62,423	117,077	(54,654)	79,377	165,055	(85,678)
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	8,076	8,577	(501)	4,839	8,760	(3,921)
ING JPMorgan Mid Cap Value Portfolio - Initial Class	51,780	50,809	971	52,385	73,638	(21,253)
ING JPMorgan Mid Cap Value Portfolio - Service Class	5,121	11,620	(6,499)	4,722	3,908	814
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Initial Class	4,637	1,367,237	(1,362,600)	106,545	232,347	(125,802)
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class	17	4,628	(4,611)	2,749	57	2,692
ING Oppenheimer Global Portfolio - Initial Class	137,002	334,248	(197,246)	164,667	372,074	(207,407)
ING Oppenheimer Global Portfolio - Service Class	11,951	6,996	4,955	17,616	8,699	8,917
ING PIMCO Total Return Portfolio - Initial Class	246,478	165,447	81,031	380,631	179,599	201,032
ING PIMCO Total Return Portfolio - Service Class	58,832	37,777	21,055	46,511	34,308	12,203
ING Pioneer High Yield Portfolio - Initial Class	246,857	266,808	(19,951)	168,013	295,023	(127,010)
ING Solution 2015 Portfolio - Initial Class	83,388	31,381	52,007	103,479	18,197	85,282
ING Solution 2015 Portfolio - Service Class	27,920	12,396	15,524	25,077	2,667	22,410
ING Solution 2025 Portfolio - Initial Class	86,690	21,499	65,191	102,091	12,980	89,111
ING Solution 2025 Portfolio - Service Class	16,605	6,745	9,860	19,184	32,933	(13,749)
ING Solution 2035 Portfolio - Initial Class	88,167	14,494	73,673	93,047	10,494	82,553
ING Solution 2035 Portfolio - Service Class	4,303	3,224	1,079	6,542	1,895	4,647

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Solution 2045 Portfolio - Initial Class	66,378	27,442	38,936	63,663	5,946	57,717
ING Solution 2045 Portfolio - Service Class	7,072	1,152	5,920	36,649	1,741	34,908
ING Solution Income Portfolio - Initial Class	25,006	40,221	(15,215)	8,043	18,274	(10,231)
ING Solution Income Portfolio - Service Class	8,211	3,312	4,899	7,121	12,065	(4,944)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	177,190	507,615	(330,425)	234,832	624,105	(389,273)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	3,357	890	2,467	6,897	1,785	5,112
ING T. Rowe Price Growth Equity Portfolio - Initial Class	52,747	67,591	(14,844)	67,352	49,877	17,475
ING T. Rowe Price Growth Equity Portfolio - Service Class	7,520	3,631	3,889	9,037	3,819	5,218
ING Templeton Foreign Equity Portfolio - Initial Class	55,623	25,786	29,837	75,953	35,709	40,244
ING Templeton Foreign Equity Portfolio - Service Class	5,936	4,488	1,448	8,055	478	7,577
ING Thornburg Value Portfolio - Service Class	3,458	3,367	91	6,253	1,312	4,941
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	19,223	40,378	(21,155)	22,737	51,424	(28,687)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	281	485	(204)	635	10	625
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	72,963	50,774	22,189	195,067	218,624	(23,557)
ING Strategic Allocation Growth Portfolio - Class I	88,527	36,769	51,758	89,230	50,376	38,854
ING Strategic Allocation Moderate Portfolio - Class I	143,735	66,922	76,813	180,550	97,793	82,757
ING Variable Funds:
ING Growth and Income Portfolio - Class I	23,993	29,875	(5,882)	77,714	41,236	36,478
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	43,883	24,685	19,198	39,575	29,996	9,579
ING Index Plus LargeCap Portfolio - Class I	100,263	111,081	(10,818)	40,677	70,839	(30,162)
ING Index Plus MidCap Portfolio - Class I	51,422	89,706	(38,284)	96,147	136,523	(40,376)
ING Index Plus SmallCap Portfolio - Class I	22,631	43,749	(21,118)	47,940	58,513	(10,573)
ING International Index Portfolio - Class I	12,008	17,866	(5,858)	11,536	10,714	822
ING International Index Portfolio - Class S	591	1,504	(913)	825	293	532
ING Russell™ Large Cap Growth Index Portfolio - Class I	159,871	501,296	(341,425)	209,685	526,274	(316,589)
ING Russell™ Large Cap Index Portfolio - Class I	34,943	123,859	(88,916)	55,362	145,062	(89,700)
ING Russell™ Mid Cap Growth Index Portfolio - Class S	15,198	10,260	4,938	21,870	11,078	10,792
ING Small Company Portfolio - Class I	326	2,269	(1,943)	7,681	363	7,318

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ended December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Products Trust:
ING International Value Portfolio - Class I	44,348	123,938	(79,590)	61,855	156,888	(95,033)
ING MidCap Opportunities Portfolio - Class I	175,785	399,129	(223,344)	181,599	477,537	(295,938)
ING SmallCap Opportunities Portfolio - Class I	35,137	79,184	(44,047)	46,456	84,783	(38,327)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	31,144	20,271	10,873	29,685	30,091	(406)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	36,646	33,922	2,724	29,276	42,432	(13,156)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	3,854	2,615	1,239	3,293	4,462	(1,169)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	314,898	187,679	127,219	215,277	113,235	102,042
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	55,199	53,791	1,408	53,632	58,858	(5,226)
Wanger Advisors Trust:
Wanger Select	45,777	54,504	(8,727)	65,652	56,070	9,582
Wanger USA	51,187	35,791	15,396	47,417	39,458	7,959

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

9	.	Unit Summary

A summary of units outstanding as of December 31, 2011 follows:

Division/Contract	Units	Unit Value	Extended Value
American Funds Insurance Series® Growth Fund -
Class 2
Contracts in accumulation period	1,019,401.524	$8.69	$8,858,599

American Funds Insurance Series® Growth-Income
Fund - Class 2
Contracts in accumulation period	764,355.741	$8.27	$6,321,222

American Funds Insurance Series® International Fund -
Class 2
Contracts in accumulation period	757,928.557	$7.85	$5,949,739

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period	1,342,996.016	$20.77	$27,894,027

Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period	2,069,903.997	$30.19	$62,490,402

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period	3,056,895.238	$22.48	$68,719,005

Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Contracts in accumulation period	881,447.948	$17.46	$15,390,081

Fidelity® VIP Money Market Portfolio - Initial Class
Currently payable annuity contracts	5,522.862	$10.47	$57,824
Contracts in accumulation period	668,658.742	13.54	9,053,639
	674,181.604		$9,111,463
Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period	228,858.634	$12.30	$2,814,961

ING Balanced Portfolio - Class I
Contracts in accumulation period	52,495.276	$10.96	$575,348

ING Intermediate Bond Portfolio - Class I
Contracts in accumulation period	241,571.424	$12.41	$2,997,901

ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period	318,775.219	$10.40	$3,315,262

ING Artio Foreign Portfolio - Service 2 Class
Contracts in accumulation period	38,106.940	$9.04	$344,487

ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Contracts in accumulation period	1,407,177.823	$8.26	$11,623,289

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period	11,318.563	$8.17	$92,473

ING Clarion Global Real Estate Portfolio - Institutional
Class
Contracts in accumulation period	384,920.542	$9.36	$3,602,856

ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
Contracts in accumulation period	10,131.191	$10.39	$105,263

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period	143,421.814	$13.72	$1,967,747

ING Global Resources Portfolio - Service Class
Contracts in accumulation period	704,558.441	$12.06	$8,496,975

ING Invesco Van Kampen Growth and Income Portfolio -
Service Class
Contracts in accumulation period	764,218.695	$11.25	$8,597,460

ING Invesco Van Kampen Growth and Income Portfolio -
Service 2 Class
Contracts in accumulation period	12,443.610	$11.04	$137,377

ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period	460,983.994	$19.45	$8,966,139

ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period	1,442,182.331	$13.72	$19,786,742

ING Large Cap Growth Portfolio - Institutional Class
Contracts in accumulation period	1,534,093.354	$9.90	$15,187,524

ING Large Cap Growth Portfolio - Service Class
Contracts in accumulation period	4,563.675	$9.86	$44,998

ING Large Cap Value Portfolio - Institutional Class
Contracts in accumulation period	286,967.075	$8.48	$2,433,481

ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period	594,701.787	$11.29	$6,714,183

ING Liquid Assets Portfolio - Institutional Class
Contracts in accumulation period	165,158.359	$10.63	$1,755,633

ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period	77,762.687	$9.46	$735,635

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period	7,954.199	$11.47	$91,235

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period	257,736.057	$13.71	$3,533,561

ING MFS Total Return Portfolio - Service 2 Class
Contracts in accumulation period	23,708.937	$11.06	$262,221

ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period	26,577.971	$11.10	$295,015

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period	43,582.624	$11.14	$485,510

ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period	1,307,711.626	$13.73	$17,954,881

ING T. Rowe Price Equity Income Portfolio - Institutional
Class
Contracts in accumulation period	379,945.931	$13.36	$5,076,078

ING T. Rowe Price Equity Income Portfolio - Service
Class
Contracts in accumulation period	34,329.112	$14.59	$500,862

ING T. Rowe Price International Stock Portfolio -
Institutional Class
Contracts in accumulation period	1,118,772.763	$12.04	$13,470,024

ING U.S. Stock Index Portfolio - Institutional Class
Contracts in accumulation period	60,634.665	$10.84	$657,280

ING Money Market Portfolio - Class I
Contracts in accumulation period	19,218.010	$10.63	$204,287

ING American Century Small-Mid Cap Value Portfolio -
Initial Class
Contracts in accumulation period	90,788.888	$21.07	$1,912,922

ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period	9,361.803	$13.35	$124,980

ING Baron Small Cap Growth Portfolio - Initial Class
Contracts in accumulation period	196,821.794	$20.79	$4,091,925

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period	16,832.232	$12.31	$207,205

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Initial Class
Contracts in accumulation period	112,726.920	$10.45	$1,177,996

ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period	6,468.316	$9.79	$63,325

ING Fidelity® VIP Contrafund® Portfolio - Service Class
Contracts in accumulation period	128,426.170	$12.12	$1,556,525

ING Fidelity® VIP Equity-Income Portfolio - Service
Class
Contracts in accumulation period	33,964.449	$9.94	$337,607

ING Fidelity® VIP Mid Cap Portfolio - Service Class
Contracts in accumulation period	31,394.305	$13.43	$421,626

ING Global Bond Portfolio - Service Class
Contracts in accumulation period	32,661.638	$13.23	$432,113

ING Invesco Van Kampen Comstock Portfolio - Initial
Class
Contracts in accumulation period	331,533.643	$14.63	$4,850,337

ING Invesco Van Kampen Comstock Portfolio - Service
Class
Contracts in accumulation period	15,871.376	$9.97	$158,238

ING Invesco Van Kampen Equity and Income Portfolio -
Initial Class
Contracts in accumulation period	725,695.973	$12.20	$8,853,491

ING Invesco Van Kampen Equity and Income Portfolio -
Service Class
Contracts in accumulation period	15,621.104	$11.88	$185,579

ING JPMorgan Mid Cap Value Portfolio - Initial Class
Contracts in accumulation period	308,185.422	$19.30	$5,947,979

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period	18,724.799	$12.54	$234,809

ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period	1,963,707.429	$17.23	$33,834,679

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period	38,711.304	$11.75	$454,858

ING PIMCO Total Return Portfolio - Initial Class
Contracts in accumulation period	957,392.459	$14.30	$13,690,712

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period	106,818.223	$13.16	$1,405,728

ING Pioneer High Yield Portfolio - Initial Class
Contracts in accumulation period	386,699.690	$14.57	$5,634,214

ING Solution 2015 Portfolio - Initial Class
Contracts in accumulation period	309,341.851	$9.53	$2,948,028

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period	100,554.276	$11.23	$1,129,225

ING Solution 2025 Portfolio - Initial Class
Contracts in accumulation period	450,513.761	$8.86	$3,991,552

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period	95,714.104	$10.83	$1,036,584

ING Solution 2035 Portfolio - Initial Class
Contracts in accumulation period	278,356.044	$8.55	$2,379,944

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period	34,410.412	$10.79	$371,288

ING Solution 2045 Portfolio - Initial Class
Contracts in accumulation period	166,983.196	$8.27	$1,380,951

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period	62,990.674	$10.75	$677,150

ING Solution Income Portfolio - Initial Class
Contracts in accumulation period	282,985.614	$10.33	$2,923,241

ING Solution Income Portfolio - Service Class
Contracts in accumulation period	17,989.151	$11.49	$206,695

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Currently payable annuity contracts	136.748	$12.51	$1,711
Contracts in accumulation period	3,227,457.771	13.02	42,021,500
	3,227,594.519		$42,023,211
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period	14,259.324	$12.74	$181,664

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Contracts in accumulation period	229,138.425	$15.86	$3,634,135

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Service
Class
Contracts in accumulation period	19,876.176	$11.46	$227,781

ING Templeton Foreign Equity Portfolio - Initial Class
Contracts in accumulation period	174,956.660	$7.58	$1,326,171

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period	23,755.842	$7.51	$178,406

ING Thornburg Value Portfolio - Service Class
Contracts in accumulation period	13,938.796	$9.75	$135,903

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period	262,394.087	$10.50	$2,755,138

ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period	1,190.579	$9.96	$11,858

ING Strategic Allocation Conservative Portfolio - Class I
Contracts in accumulation period	306,713.499	$13.15	$4,033,283

ING Strategic Allocation Growth Portfolio - Class I
Contracts in accumulation period	433,884.267	$13.57	$5,887,810

ING Strategic Allocation Moderate Portfolio - Class I
Contracts in accumulation period	680,703.618	$13.43	$9,141,850

ING Growth and Income Portfolio - Class I
Contracts in accumulation period	187,183.578	$11.25	$2,105,815

ING BlackRock Science and Technology Opportunities
Portfolio - Class I
Contracts in accumulation period	119,606.313	$13.50	$1,614,685

ING Index Plus LargeCap Portfolio - Class I
Contracts in accumulation period	192,014.913	$13.60	$2,611,403

ING Index Plus MidCap Portfolio - Class I
Contracts in accumulation period	330,868.480	$17.24	$5,704,173

ING Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period	202,409.638	$16.86	$3,412,626

ING International Index Portfolio - Class I
Contracts in accumulation period	64,262.769	$9.99	$641,985

ING International Index Portfolio - Class S
Contracts in accumulation period	3,594.075	$9.93	$35,689

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio -
Class I
Contracts in accumulation period	2,707,204.405	$13.42	$36,330,683

ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period	548,634.873	$13.15	$7,214,549

ING Russell™ Mid Cap Growth Index Portfolio - Class S
Contracts in accumulation period	62,993.469	$13.71	$863,640

ING Small Company Portfolio - Class I
Contracts in accumulation period	9,830.535	$13.71	$134,777

ING International Value Portfolio - Class I
Contracts in accumulation period	540,343.689	$17.44	$9,423,594

ING MidCap Opportunities Portfolio - Class I
Currently payable annuity contracts	128.273	$17.93	$2,300
Contracts in accumulation period	2,469,709.595	9.99	24,672,399
	2,469,837.868		$24,674,699
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period	469,304.839	$29.50	$13,844,493

Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Contracts in accumulation period	138,882.931	$10.46	$1,452,715

Neuberger Berman AMT Socially Responsive Portfolio® -
Class I
Contracts in accumulation period	223,835.408	$14.68	$3,285,904

Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
Contracts in accumulation period	12,079.813	$12.13	$146,528

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period	702,926.614	$14.76	$10,375,197

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period	131,971.465	$13.58	$1,792,172

Wanger Select
Contracts in accumulation period	245,237.171	$13.18	$3,232,226

Wanger USA
Contracts in accumulation period	194,719.414	$13.54	$2,636,501

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

10	.	Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ending December 31, 2011, 2010, 2009, 2008, and
2007, follows:

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
American Funds Insurance Series® Growth Fund -
Class 2
2011	1,019		$8.69	$8,859		0.66%	1.40%	-5.65%
2010	906		$9.21	$8,340		0.73%	1.40%	17.03%
2009	826		$7.87	$6,501		0.72%	1.40%	37.59%
2008	517		$5.72	$2,959		1.32%	1.40%	-44.79%
2007	211		$10.36	$2,185		(a)	1.40%	(a)
American Funds Insurance Series® Growth-Income
Fund - Class 2
2011	764		$8.27	$6,321		1.69%	1.40%	-3.16%
2010	676		$8.54	$5,777		1.55%	1.40%	9.91%
2009	570		$7.77	$4,429		1.78%	1.40%	29.28%
2008	345		$6.01	$2,072		2.37%	1.40%	-38.67%
2007	168		$9.80	$1,642		(a)	1.40%	(a)
American Funds Insurance Series® International Fund -
Class 2
2011	758		$7.85	$5,950		1.95%	1.40%	-15.14%
2010	679		$9.25	$6,281		2.10%	1.40%	5.71%
2009	536		$8.75	$4,689		1.73%	1.40%	41.13%
2008	344		$6.20	$2,132		2.86%	1.40%	-42.96%
2007	164		$10.87	$1,779		(a)	1.40%	(a)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2011	1,343		$20.77	$27,893		2.44%	1.40%	-0.43%
2010	1,515		$20.86	$31,601		1.73%	1.40%	13.55%
2009	1,693		$18.37	$31,101		2.18%	1.40%	28.37%
2008	1,799		$14.31	$25,740		2.38%	1.40%	-43.44%
2007	2,150		$25.30	$54,401		1.75%	1.40%	0.12%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Contrafund® Portfolio - Initial Class
2011	2,070		$30.19	$62,488		1.00%	1.40%	-3.88%
2010	2,257		$31.41	$70,904		1.17%	1.40%	15.61%
2009	2,476		$27.17	$67,270		1.35%	1.40%	33.78%
2008	2,593		$20.31	$52,655		0.97%	1.40%	-43.30%
2007	2,941		$35.82	$105,338		0.90%	1.40%	15.96%
Fidelity® VIP Index 500 Portfolio - Initial Class
2011	3,057		$22.48	$68,716		1.92%	1.40%		0.63%
2010	3,358		$22.34	$75,026		1.85%	1.40%	13.40%
2009	3,659		$19.70	$72,083		2.43%	1.40%	24.84%
2008	3,875		$15.78	$61,150		2.10%	1.40%	-37.87%
2007	4,463		$25.40	$113,357		3.63%	1.40%		3.97%
Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
2011	881		$17.46	$15,389		3.14%	1.40%		5.88%
2010	973		$16.49	$16,041		3.55%	1.40%		6.25%
2009	1,030		$15.52	$15,980		8.53%	1.40%	14.12%
2008	1,125		$13.60	$15,301		4.36%	1.40%	-4.56%
2007	1,349		$14.25	$19,220		4.36%	1.40%		2.89%
Fidelity® VIP Money Market Portfolio - Initial Class
2011	674		$10.47 to $13.54	$9,111		0.11%	1.40%	-1.31%	to	-1.23%
2010	700		$10.60 to $13.72	$9,588		0.18%	1.40%	-1.21%	to	-1.15%
2009	824		$10.73 to $13.88	$11,415		0.74%	1.40%	-0.65%	to	-0.64%
2008	994		$10.80 to $13.97	$13,860		2.94%	1.40%		1.60%
2007	876		$10.63 to $13.75	$12,019		5.39%	1.40%	3.70%	to	3.71%
Franklin Small Cap Value Securities Fund - Class 2
2011	229		$12.30	$2,815		0.74%	1.40%	-5.09%
2010	219		$12.96	$2,840		0.77%	1.40%	26.44%
2009	203		$10.25	$2,081		1.53%	1.40%	27.33%
2008	163		$8.05	$1,312		1.20%	1.40%	-33.91%
2007	138		$12.18	$1,677		0.82%	1.40%	-3.79%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Balanced Portfolio - Class I
2011	52		$10.96	$575		2.92%	1.40%	-2.75%
2010	64		$11.27	$726		2.78%	1.40%	12.59%
2009	71		$10.01	$715		4.48%	1.40%	17.49%
2008	84		$8.52	$712		3.99%	1.40%	-29.06%
2007	112		$12.01	$1,341		2.80%	1.40%	4.07%
ING Intermediate Bond Portfolio - Class I
2011	242		$12.41	$2,998		4.75%	1.40%	6.07%
2010	219		$11.70	$2,565		5.17%	1.40%	8.33%
2009	210		$10.80	$2,269		6.59%	1.40%	9.98%
2008	214		$9.82	$2,103		6.95%	1.40%	-9.74%
2007	132		$10.88	$1,435		4.83%	1.40%	4.51%
ING Artio Foreign Portfolio - Service Class
2011	319		$10.40	$3,315		1.93%	1.40%	-22.91%
2010	331		$13.49	$4,461		-	1.40%	5.39%
2009	361		$12.80	$4,622		3.38%	1.40%	18.52%
2008	400		$10.80	$4,325		-	1.40%	-44.39%
2007	462		$19.42	$8,979		0.08%	1.40%	14.84%
ING Artio Foreign Portfolio - Service 2 Class
2011	38		$9.04	$344		1.74%	1.40%	-23.06%
2010	49		$11.75	$576		-	1.40%	5.29%
2009	46		$11.16	$516		3.15%	1.40%	18.35%
2008	40		$9.43	$373		-	1.40%	-44.50%
2007	28		$16.99	$473		-	1.40%	14.57%
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2011	1,407		$8.26	$11,623		0.61%	1.40%	-2.71%
2010	1,517		$8.49	$12,882		0.47%	1.40%	12.01%
2009	1,622		$7.58	$12,298		0.58%	1.40%	28.91%
2008	1,670		$5.88	$9,817		0.21%	1.40%	-39.82%
2007	1,864		$9.77	$18,207		(a)	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING BlackRock Large Cap Growth Portfolio - Service
Class
2011	11		$8.17	$92		-	1.40%	-2.97%
2010	7		$8.42	$61		-	1.40%	11.82%
2009	7		$7.53	$56		-	1.40%	28.50%
2008	5		$5.86	$29		-	1.40%	-39.90%
2007	4		$9.75	$39		(a)	1.40%	(a)
ING Clarion Global Real Estate Portfolio - Institutional
Class
2011	385		$9.36	$3,603		3.82%	1.40%	-6.40%
2010	393		$10.00	$3,933		8.72%	1.40%	14.68%
2009	377		$8.72	$3,291		2.48%	1.40%	31.92%
2008	344		$6.61	$2,271		(b)	1.40%	(b)
2007	(b)		(b)	(b)		(b)	(b)	(b)
ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
2011	10		$10.39	$105		-	1.40%	-11.95%
2010	10		$11.80	$119		-	1.40%	26.75%
2009	8		$9.31	$78		-	1.40%	37.72%
2008	4		$6.76	$26		-	1.40%	-39.86%
2007	-		$11.24	$5		-	1.40%	13.19%
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2011	143		$13.72	$1,968		0.20%	1.40%	-12.16%
2010	133		$15.62	$2,077		0.17%	1.40%	26.58%
2009	110		$12.34	$1,355		0.46%	1.40%	37.26%
2008	90		$8.99	$806		0.82%	1.40%	-39.99%
2007	76		$14.98	$1,141		0.11%	1.40%	12.89%
ING Global Resources Portfolio - Service Class
2011	705		$12.06	$8,497		0.59%	1.40%	-10.40%
2010	678		$13.46	$9,123		0.88%	1.40%	19.96%
2009	688		$11.22	$7,717		0.29%	1.40%	35.51%
2008	652		$8.28	$5,396		1.94%	1.40%	-41.81%
2007	659		$14.23	$9,382		(a)	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Invesco Van Kampen Growth and Income
Portfolio - Service Class
2011	764		$11.25	$8,597		1.23%	1.40%	-3.60%
2010	830		$11.67	$9,681		0.24%	1.40%	10.93%
2009	894		$10.52	$9,409		1.24%	1.40%	22.33%
2008	948		$8.60	$8,153		3.55%	1.40%	-33.18%
2007	1,260		$12.87	$16,217		1.41%	1.40%	1.10%
ING Invesco Van Kampen Growth and Income
Portfolio - Service 2 Class
2011	12		$11.04	$137		0.81%	1.40%	-3.75%
2010	10		$11.47	$111		-	1.40%	10.82%
2009	4		$10.35	$44		-	1.40%	21.91%
2008	4		$8.49	$30		2.90%	1.40%	-33.20%
2007	3		$12.71	$39		-	1.40%	0.95%
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2011	461		$19.45	$8,966		0.88%	1.40%	-19.43%
2010	461		$24.14	$11,117		0.50%	1.40%	18.62%
2009	411		$20.35	$8,357		1.21%	1.40%	69.16%
2008	310		$12.03	$3,727		2.35%	1.40%	-51.94%
2007	374		$25.03	$9,360		1.00%	1.40%	36.55%
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2011	1,442		$13.72	$19,786		0.57%	1.40%	-2.42%
2010	1,589		$14.06	$22,337		0.43%	1.40%	25.31%
2009	1,787		$11.22	$20,047		0.75%	1.40%	25.64%
2008	1,955		$8.93	$17,458		0.81%	1.40%	-30.61%
2007	2,330		$12.87	$29,981		0.33%	1.40%	-2.94%
ING Large Cap Growth Portfolio - Institutional Class
2011	1,534		$9.90	$15,187		(d)	1.40%	(d)
2010	(d)		(d)	(d)		(d)	(d)	(d)
2009	(d)		(d)	(d)		(d)	(d)	(d)
2008	(d)		(d)	(d)		(d)	(d)	(d)
2007	(d)		(d)	(d)		(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Large Cap Growth Portfolio - Service Class
2011	5		$9.86	$45		(d)	1.40%	(d)
2010	(d)		(d)	(d)		(d)	(d)	(d)
2009	(d)		(d)	(d)		(d)	(d)	(d)
2008	(d)		(d)	(d)		(d)	(d)	(d)
2007	(d)		(d)	(d)		(d)	(d)	(d)
ING Large Cap Value Portfolio - Institutional Class
2011	287		$8.48	$2,433		1.14%	1.40%	2.05%
2010	215		$8.31	$1,790		2.45%	1.40%	17.71%
2009	208		$7.06	$1,470		-	1.40%	11.18%
2008	199		$6.35	$1,266		2.82%	1.40%	-31.13%
2007	231		$9.22	$2,134		(a)	1.40%	(a)
ING Limited Maturity Bond Portfolio - Service Class
2011	595		$11.29	$6,714		3.07%	1.40%	-0.27%
2010	669		$11.32	$7,567		3.74%	1.40%	1.71%
2009	732		$11.13	$8,142		4.47%	1.40%	5.70%
2008	780		$10.53	$8,216		6.68%	1.40%	-1.68%
2007	818		$10.71	$8,759		1.93%	1.40%	4.28%
ING Liquid Assets Portfolio - Institutional Class
2011	165		$10.63	$1,756		-	1.40%	-1.39%
2010	140		$10.78	$1,505		0.06%	1.40%	-1.28%
2009	148		$10.92	$1,614		0.31%	1.40%	-0.91%
2008	142		$11.02	$1,562		3.04%	1.40%	1.29%
2007	140		$10.88	$1,526		5.10%	1.40%	3.72%
ING Marsico Growth Portfolio - Institutional Class
2011	78		$9.46	$736		0.54%	1.40%	-2.77%
2010	77		$9.73	$749		0.72%	1.40%	18.37%
2009	79		$8.22	$645		1.24%	1.40%	27.44%
2008	76		$6.45	$488		(b)	1.40%	(b)
2007	(b)		(b)	(b)		(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Marsico Growth Portfolio - Service Class
2011	8		$11.47	$91		-	1.40%	-3.04%
2010	10		$11.83	$122		0.92%	1.40%	18.18%
2009	9		$10.01	$95		1.29%	1.40%	27.19%
2008	8		$7.87	$60		-	1.40%	-41.14%
2007	48		$13.37	$647		-	1.40%	12.54%
ING MFS Total Return Portfolio - Service Class
2011	258		$13.71	$3,534		2.52%	1.40%	0.15%
2010	240		$13.69	$3,285		0.46%	1.40%	8.31%
2009	224		$12.64	$2,833		2.73%	1.40%	16.28%
2008	191		$10.87	$2,077		5.10%	1.40%	-23.40%
2007	288		$14.19	$4,082		2.66%	1.40%	2.53%
ING MFS Total Return Portfolio - Service 2 Class
2011	24		$11.06	$262		2.39%	1.40%	0.09%
2010	22		$11.05	$240		0.55%	1.40%	8.12%
2009	12		$10.22	$126		3.23%	1.40%	16.14%
2008	7		$8.80	$60		7.48%	1.40%	-23.54%
2007	4		$11.51	$47		2.38%	1.40%	2.40%
ING Pioneer Fund Portfolio - Service Class
2011	27		$11.10	$295		1.38%	1.40%	-5.85%
2010	24		$11.79	$283		1.23%	1.40%	14.24%
2009	20		$10.32	$203		1.18%	1.40%	22.42%
2008	16		$8.43	$136		3.14%	1.40%	-35.65%
2007	9		$13.10	$119		1.14%	1.40%	3.64%
ING Pioneer Mid Cap Value Portfolio - Service Class
2011	44		$11.14	$486		1.49%	1.40%	-6.31%
2010	38		$11.89	$455		1.07%	1.40%	16.34%
2009	29		$10.22	$292		1.41%	1.40%	23.43%
2008	16		$8.28	$133		2.30%	1.40%	-34.08%
2007	10		$12.56	$128		1.05%	1.40%	4.06%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2011	1,308		$13.73	$17,954		1.98%	1.40%	1.48%
2010	1,138		$13.53	$15,396		1.63%	1.40%	12.38%
2009	1,063		$12.04	$12,793		2.03%	1.40%	31.44%
2008	886		$9.16	$8,117		4.56%	1.40%	-28.55%
2007	770		$12.82	$9,875		1.99%	1.40%	2.97%
ING T. Rowe Price Equity Income Portfolio -
Institutional Class
2011	380		$13.36	$5,076		2.29%	1.40%	-1.98%
2010	370		$13.63	$5,047		1.89%	1.40%	13.58%
2009	363		$12.00	$4,350		(c)	1.40%	(c)
2008	(c)		(c)	(c)		(c)	(c)	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2011	34		$14.59	$501		2.01%	1.40%	-2.28%
2010	33		$14.93	$494		1.74%	1.40%	13.36%
2009	24		$13.17	$312		0.64%	1.40%	23.20%
2008	293		$10.69	$3,134		4.28%	1.40%	-36.56%
2007	302		$16.85	$5,084		1.39%	1.40%	1.63%
ING T. Rowe Price International Stock Portfolio -
Institutional Class
2011	1,119		$12.04	$13,469		3.87%	1.40%	-13.26%
2010	1,232		$13.88	$17,097		1.66%	1.40%	12.39%
2009	1,372		$12.35	$16,940		1.56%	1.40%	36.01%
2008	1,439		$9.08	$13,066		1.23%	1.40%	-50.03%
2007	1,675		$18.17	$30,432		1.22%	1.40%	19.23%
ING U.S. Stock Index Portfolio - Institutional Class
2011	61		$10.84	$657		2.22%	1.40%	0.37%
2010	48		$10.80	$513		1.55%	1.40%	13.21%
2009	41		$9.54	$388		0.71%	1.40%	24.38%
2008	23		$7.67	$176		4.28%	1.40%	-37.94%
2007	16		$12.36	$198		3.18%	1.40%	3.78%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Money Market Portfolio - Class I
2011	19		$10.63	$204		-	1.40%	-1.39%
2010	37		$10.78	$396		-	1.40%	-1.19%
2009	42		$10.91	$464		0.25%	1.40%	-1.00%
2008	30		$11.02	$333		3.63%	1.40%	1.19%
2007	15		$10.89	$163		3.98%	1.40%	3.71%
ING American Century Small-Mid Cap Value
Portfolio - Initial Class
2011	91		$21.07	$1,913		1.29%	1.40%	-4.31%
2010	89		$22.02	$1,958		1.19%	1.40%	20.66%
2009	86		$18.25	$1,576		1.85%	1.40%	34.19%
2008	75		$13.60	$1,020		1.12%	1.40%	-27.43%
2007	70		$18.74	$1,311		0.66%	1.40%	-4.05%
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2011	9		$13.35	$125		0.81%	1.40%	-4.51%
2010	9		$13.98	$123		1.08%	1.40%	20.31%
2009	5		$11.62	$62		2.15%	1.40%	33.87%
2008	4		$8.68	$31		-	1.40%	-27.61%
2007	2		$11.99	$22		-	1.40%	-4.31%
ING Baron Small Cap Growth Portfolio - Initial Class
2011	197		$20.79	$4,092		-	1.40%	1.02%
2010	190		$20.58	$3,917		-	1.40%	25.03%
2009	190		$16.46	$3,127		-	1.40%	33.60%
2008	158		$12.32	$1,952		-	1.40%	-41.91%
2007	153		$21.21	$3,239		-	1.40%	4.84%
ING Baron Small Cap Growth Portfolio - Service Class
2011	17		$12.31	$207		-	1.40%	0.82%
2010	19		$12.21	$227		-	1.40%	24.72%
2009	16		$9.79	$157		-	1.40%	33.38%
2008	13		$7.34	$93		-	1.40%	-42.07%
2007	9		$12.67	$114		-	1.40%	4.62%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Davis New York Venture Portfolio - Initial Class
2011	113		$10.45	$1,178		1.25%	1.40%	-5.86%
2010	110		$11.10	$1,216		0.65%	1.40%	10.78%
2009	93		$10.02	$929		0.87%	1.40%	30.13%
2008	57		$7.70	$443		0.96%	1.40%	-39.94%
2007	47		$12.82	$598		0.40%	1.40%	2.97%
ING Davis New York Venture Portfolio - Service Class
2011	6		$9.79	$63		1.20%	1.40%	-6.05%
2010	10		$10.42	$103		-	1.40%	10.50%
2009	9		$9.43	$83		-	1.40%	29.89%
2008	6		$7.26	$45		-	1.40%	-40.10%
2007	1		$12.12	$18		-	1.40%	2.71%
ING Fidelity® VIP Contrafund® Portfolio - Service
Class
2011	128		$12.12	$1,557		0.74%	1.40%	-4.42%
2010	133		$12.68	$1,685		0.81%	1.40%	15.06%
2009	117		$11.02	$1,290		0.69%	1.40%	33.25%
2008	91		$8.27	$753		5.33%	1.40%	-43.70%
2007	74		$14.69	$1,087		0.35%	1.40%	15.22%
ING Fidelity® VIP Equity-Income Portfolio - Service
Class
2011	34		$9.94	$338		1.49%	1.40%	-1.09%
2010	33		$10.05	$335		1.58%	1.40%	13.05%
2009	34		$8.89	$298		2.58%	1.40%	27.55%
2008	24		$6.97	$168		2.60%	1.40%	-43.74%
2007	17		$12.39	$217		1.94%	1.40%	-0.40%
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2011	31		$13.43	$422		0.22%	1.40%	-12.34%
2010	32		$15.32	$496		0.47%	1.40%	26.30%
2009	29		$12.13	$356		4.48%	1.40%	37.53%
2008	25		$8.82	$224		0.37%	1.40%	-40.65%
2007	21		$14.86	$312		-	1.40%	13.35%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Global Bond Portfolio - Service Class
2011	33		$13.23	$432		6.56%	1.40%	2.08%
2010	35		$12.96	$452		3.04%	1.40%	13.98%
2009	36		$11.37	$404		3.51%	1.40%	19.56%
2008	35		$9.51	$336		5.39%	1.40%	-16.87%
2007	29		$11.44	$332		4.18%	1.40%	7.12%
ING Invesco Van Kampen Comstock Portfolio - Initial
Class
2011	332		$14.63	$4,850		1.72%	1.40%	-3.18%
2010	325		$15.11	$4,911		1.57%	1.40%	13.78%
2009	329		$13.28	$4,364		2.63%	1.40%	27.08%
2008	302		$10.45	$3,160		4.61%	1.40%	-37.24%
2007	308		$16.65	$5,134		1.60%	1.40%	-3.42%
ING Invesco Van Kampen Comstock Portfolio - Service
Class
2011	16		$9.97	$158		1.04%	1.40%	-3.39%
2010	22		$10.32	$226		1.45%	1.40%	13.53%
2009	21		$9.09	$189		2.49%	1.40%	26.60%
2008	18		$7.18	$132		4.43%	1.40%	-37.35%
2007	16		$11.46	$184		1.56%	1.40%	-3.62%
ING Invesco Van Kampen Equity and Income Portfolio -
Initial Class
2011	726		$12.20	$8,853		2.22%	1.40%	-2.48%
2010	780		$12.51	$9,762		1.79%	1.40%	10.81%
2009	866		$11.29	$9,777		1.90%	1.40%	21.01%
2008	929		$9.33	$8,665		5.09%	1.40%	-24.45%
2007	1,088		$12.35	$13,439		2.45%	1.40%	2.07%
ING Invesco Van Kampen Equity and Income Portfolio -
Service Class
2011	16		$11.88	$186		2.09%	1.40%	-2.70%
2010	16		$12.21	$197		1.44%	1.40%	10.50%
2009	20		$11.05	$221		1.63%	1.40%	20.63%
2008	16		$9.16	$148		5.49%	1.40%	-24.61%
2007	15		$12.15	$180		1.86%	1.40%	1.84%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2011	308		$19.30	$5,948		1.10%	1.40%	0.63%
2010	307		$19.18	$5,892		0.98%	1.40%	21.62%
2009	328		$15.77	$5,180		1.51%	1.40%	24.08%
2008	301		$12.71	$3,820		2.58%	1.40%	-33.77%
2007	326		$19.19	$6,257		0.80%	1.40%	1.16%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2011	19		$12.54	$235		0.73%	1.40%	0.40%
2010	25		$12.49	$315		0.71%	1.40%	21.26%
2009	24		$10.30	$251		1.38%	1.40%	23.80%
2008	22		$8.32	$184		2.23%	1.40%	-33.92%
2007	14		$12.59	$174		0.78%	1.40%	0.88%
ING Oppenheimer Global Portfolio - Initial Class
2011	1,964		$17.23	$33,834		1.51%	1.40%	-9.41%
2010	2,161		$19.02	$41,101		1.58%	1.40%	14.44%
2009	2,368		$16.62	$39,362		2.37%	1.40%	37.70%
2008	2,477		$12.07	$29,897		2.34%	1.40%	-41.15%
2007	2,820		$20.51	$57,830		1.08%	1.40%	5.07%
ING Oppenheimer Global Portfolio - Service Class
2011	39		$11.75	$455		1.34%	1.40%	-9.62%
2010	34		$13.00	$439		1.66%	1.40%	14.14%
2009	25		$11.39	$283		1.79%	1.40%	37.39%
2008	20		$8.29	$163		2.60%	1.40%	-41.29%
2007	16		$14.12	$222		0.90%	1.40%	4.83%
ING PIMCO Total Return Portfolio - Initial Class
2011	957		$14.30	$13,690		3.18%	1.40%	2.00%
2010	876		$14.02	$12,287		3.62%	1.40%	6.37%
2009	675		$13.18	$8,901		3.45%	1.40%	11.32%
2008	487		$11.84	$5,766		5.64%	1.40%	-1.33%
2007	285		$12.00	$3,416		3.27%	1.40%	8.11%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING PIMCO Total Return Portfolio - Service Class
2011	107		$13.16	$1,406		3.50%	1.40%	1.86%
2010	86		$12.92	$1,108		3.49%	1.40%	6.08%
2009	74		$12.18	$896		2.18%	1.40%	11.03%
2008	19		$10.97	$205		3.61%	1.40%	-1.61%
2007	6		$11.15	$72		3.51%	1.40%	7.94%
ING Pioneer High Yield Portfolio - Initial Class
2011	387		$14.57	$5,634		6.02%	1.40%	-2.15%
2010	407		$14.89	$6,055		5.47%	1.40%	17.43%
2009	534		$12.68	$6,767		6.95%	1.40%	64.68%
2008	414		$7.70	$3,189		8.79%	1.40%	-30.38%
2007	78		$11.06	$863		4.86%	1.40%	4.73%
ING Solution 2015 Portfolio - Initial Class
2011	309		$9.53	$2,948		3.52%	1.40%	-1.85%
2010	257		$9.71	$2,499		2.49%	1.40%	9.97%
2009	172		$8.83	$1,519		4.26%	1.40%	20.96%
2008	69		$7.30	$501		1.54%	1.40%	-27.72%
2007	2		$10.10	$20		(a)	1.40%	(a)
ING Solution 2015 Portfolio - Service Class
2011	101		$11.23	$1,129		3.33%	1.40%	-2.09%
2010	85		$11.47	$975		2.33%	1.40%	9.66%
2009	63		$10.46	$655		4.40%	1.40%	20.65%
2008	24		$8.67	$208		1.36%	1.40%	-27.87%
2007	7		$12.02	$87		-	1.40%	3.09%
ING Solution 2025 Portfolio - Initial Class
2011	451		$8.86	$3,992		2.38%	1.40%	-4.32%
2010	385		$9.26	$3,568		1.80%	1.40%	12.52%
2009	296		$8.23	$2,438		3.31%	1.40%	24.51%
2008	98		$6.61	$646		(b)	1.40%	(b)
2007	(b)		(b)	(b)		(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Solution 2025 Portfolio - Service Class
2011	96		$10.83	$1,037		2.19%	1.40%	-4.41%
2010	86		$11.33	$973		1.41%	1.40%	12.18%
2009	100		$10.10	$1,006		2.53%	1.40%	24.08%
2008	61		$8.14	$498		1.27%	1.40%	-34.78%
2007	49		$12.48	$608		0.33%	1.40%	3.14%
ING Solution 2035 Portfolio - Initial Class
2011	278		$8.55	$2,380		1.84%	1.40%	-5.73%
2010	205		$9.07	$1,856		1.41%	1.40%	13.09%
2009	122		$8.02	$979		2.97%	1.40%	26.90%
2008	37		$6.32	$235		(b)	1.40%	(b)
2007	(b)		(b)	(b)		(b)	(b)	(b)
ING Solution 2035 Portfolio - Service Class
2011	34		$10.79	$371		1.59%	1.40%	-5.93%
2010	33		$11.47	$382		1.19%	1.40%	12.89%
2009	29		$10.16	$291		3.02%	1.40%	26.68%
2008	13		$8.02	$107		1.38%	1.40%	-37.93%
2007	3		$12.92	$38		(a)	1.40%	(a)
ING Solution 2045 Portfolio - Initial Class
2011	167		$8.27	$1,381		1.51%	1.40%	-6.34%
2010	128		$8.83	$1,131		0.95%	1.40%	13.94%
2009	70		$7.75	$545		2.72%	1.40%	28.31%
2008	19		$6.04	$117		3.36%	1.40%	-40.55%
2007	-		$10.16	$2		-	1.40%	-
ING Solution 2045 Portfolio - Service Class
2011	63		$10.75	$677		1.20%	1.40%	-6.44%
2010	57		$11.49	$656		1.14%	1.40%	13.54%
2009	22		$10.12	$224		1.65%	1.40%	27.94%
2008	2		$7.91	$19		-	1.40%	-40.66%
2007	-		$13.33	$1		-	1.40%	-

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING Solution Income Portfolio - Initial Class
2011	283		$10.33	$2,923		4.31%	1.40%	-0.77%
2010	298		$10.41	$3,104		3.49%	1.40%	8.32%
2009	308		$9.61	$2,964		5.70%	1.40%	15.92%
2008	312		$8.29	$2,583		(b)	1.40%	(b)
2007	(b)		(b)	(b)		(b)	(b)	(b)
ING Solution Income Portfolio - Service Class
2011	18		$11.49	$207		5.01%	1.40%	-1.03%
2010	13		$11.61	$152		2.89%	1.40%	8.10%
2009	18		$10.74	$194		6.42%	1.40%	15.61%
2008	3		$9.29	$24		-	1.40%	-17.86%
2007	1		$11.31	$16		-	1.40%	3.76%
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2011	3,228		$12.51 to $13.02	$42,021		0.34%	1.40%	-5.03% to -5.01%
2010	3,558		$13.17 to $13.71	$48,780		0.28%	1.40%	26.63% to 26.71%
2009	3,947		$10.40 to $10.82	$42,710		0.43%	1.40%	44.44% to 44.46%
2008	4,141		$7.20 to $7.49	$31,016		0.47%	1.40%	-43.94% to -43.93%
2007	4,685		$12.84 to $13.36	$62,590		0.19%	1.40%	11.75% to 11.80%
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2011	14		$12.74	$182		-	1.40%	-5.21%
2010	12		$13.44	$158		-	1.40%	26.32%
2009	7		$10.64	$71		-	1.40%	43.98%
2008	2		$7.39	$17		-	1.40%	-44.06%
2007	1		$13.21	$13		-	1.40%	11.48%
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2011	229		$15.86	$3,634		-	1.40%	-2.40%
2010	244		$16.25	$3,965		0.03%	1.40%	15.25%
2009	227		$14.10	$3,194		0.19%	1.40%	40.86%
2008	199		$10.01	$1,988		1.36%	1.40%	-43.00%
2007	206		$17.56	$3,610		0.50%	1.40%	8.40%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2011	20		$11.46	$228		-	1.40%	-2.63%
2010	16		$11.77	$188		-	1.40%	14.94%
2009	11		$10.24	$110		-	1.40%	40.66%
2008	5		$7.28	$33		-	1.40%	-43.17%
2007	3		$12.81	$33		-	1.40%	8.10%
ING Templeton Foreign Equity Portfolio - Initial Class
2011	175		$7.58	$1,326		2.01%	1.40%	-13.17%
2010	145		$8.73	$1,267		2.26%	1.40%	7.25%
2009	105		$8.14	$854		-	1.40%	30.45%
2008	62		$6.24	$388		(b)	1.40%	(b)
2007	(b)		(b)	(b)		(b)	(b)	(b)
ING Templeton Foreign Equity Portfolio - Service Class
2011	24		$7.51	$178		1.62%	1.40%	-13.38%
2010	22		$8.67	$193		1.92%	1.40%	7.04%
2009	15		$8.10	$119		-	1.40%	30.02%
2008	10		$6.23	$65		(b)	1.40%	(b)
2007	(b)		(b)	(b)		(b)	(b)	(b)
ING Thornburg Value Portfolio - Service Class
2011	14		$9.75	$136		0.68%	1.40%	-14.55%
2010	14		$11.41	$158		1.59%	1.40%	9.61%
2009	9		$10.41	$93		1.38%	1.40%	42.41%
2008	7		$7.31	$52		-	1.40%	-40.76%
2007	-		$12.34	$2		-	1.40%	-
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2011	262		$10.50	$2,755		1.13%	1.40%	-3.93%
2010	284		$10.93	$3,099		0.91%	1.40%	11.87%
2009	312		$9.77	$3,051		1.43%	1.40%	29.92%
2008	340		$7.52	$2,559		2.49%	1.40%	-40.60%
2007	389		$12.66	$4,924		0.75%	1.40%	-0.24%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2011	1		$9.96	$12		-	1.40%	-4.05%
2010	1		$10.38	$14		-	1.40%	11.37%
2009	1		$9.32	$7		-	1.40%	29.81%
2008	1		$7.18	$5		-	1.40%	-40.86%
2007	1		$12.14	$9		-	1.40%	-0.49%
ING Strategic Allocation Conservative Portfolio - Class I
2011	307		$13.15	$4,033		4.28%	1.40%	0.38%
2010	285		$13.10	$3,727		3.97%	1.40%	9.53%
2009	308		$11.96	$3,685		6.68%	1.40%	16.23%
2008	186		$10.29	$1,912		5.48%	1.40%	-24.62%
2007	116		$13.65	$1,590		2.73%	1.40%	4.36%
ING Strategic Allocation Growth Portfolio - Class I
2011	434		$13.57	$5,888		2.64%	1.40%	-4.23%
2010	382		$14.17	$5,415		3.40%	1.40%	11.49%
2009	343		$12.71	$4,363		8.75%	1.40%	23.52%
2008	216		$10.29	$2,219		2.37%	1.40%	-36.99%
2007	154		$16.33	$2,511		1.45%	1.40%	3.62%
ING Strategic Allocation Moderate Portfolio - Class I
2011	681		$13.43	$9,142		3.32%	1.40%	-1.97%
2010	604		$13.70	$8,273		3.76%	1.40%	10.48%
2009	521		$12.40	$6,462		8.00%	1.40%	20.16%
2008	311		$10.32	$3,208		2.76%	1.40%	-31.43%
2007	201		$15.05	$3,019		1.87%	1.40%	4.01%
ING Growth and Income Portfolio - Class I
2011	187		$11.25	$2,106		1.30%	1.40%	-1.66%
2010	193		$11.44	$2,209		1.21%	1.40%	12.49%
2009	157		$10.17	$1,592		1.58%	1.40%	28.41%
2008	134		$7.92	$1,058		1.39%	1.40%	-38.46%
2007	164		$12.87	$2,105		(a)	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
2011	120		$13.50	$1,615		-	1.40%	-11.65%
2010	100		$15.28	$1,534		-	1.40%	16.91%
2009	91		$13.07	$1,187		-	1.40%	50.58%
2008	43		$8.68	$376		-	1.40%	-40.63%
2007	25		$14.62	$364		-	1.40%	17.34%
ING Index Plus LargeCap Portfolio - Class I
2011	192		$13.60	$2,611		2.37%	1.40%	-1.45%
2010	203		$13.80	$2,799		1.94%	1.40%	12.38%
2009	233		$12.28	$2,861		2.79%	1.40%	21.46%
2008	270		$10.11	$2,726		1.90%	1.40%	-38.09%
2007	266		$16.33	$4,340		1.29%	1.40%	3.55%
ING Index Plus MidCap Portfolio - Class I
2011	331		$17.24	$5,704		0.83%	1.40%	-2.54%
2010	369		$17.69	$6,530		1.07%	1.40%	20.26%
2009	410		$14.71	$6,024		1.62%	1.40%	29.83%
2008	406		$11.33	$4,600		1.46%	1.40%	-38.42%
2007	490		$18.40	$9,008		0.84%	1.40%	4.01%
ING Index Plus SmallCap Portfolio - Class I
2011	202		$16.86	$3,413		0.85%	1.40%	-2.09%
2010	224		$17.22	$3,849		0.72%	1.40%	21.10%
2009	234		$14.22	$3,329		1.68%	1.40%	23.12%
2008	238		$11.55	$2,744		0.97%	1.40%	-34.49%
2007	335		$17.63	$5,913		0.50%	1.40%	-7.55%
ING International Index Portfolio - Class I
2011	64		$9.99	$642		2.62%	1.40%	-13.36%
2010	70		$11.53	$808		3.59%	1.40%	6.37%
2009	69		$10.84	$751		(c)	1.40%	(c)
2008	(c)		(c)	(c)		(c)	(c)	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING International Index Portfolio - Class S
2011	4		$9.93	$36		2.27%	1.40%	-13.65%
2010	5		$11.50	$52		4.21%	1.40%	6.19%
2009	4		$10.83	$43		(c)	1.40%	(c)
2008	(c)		(c)	(c)		(c)	(c)	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2011	2,707		$13.42	$36,330		1.28%	1.40%	2.76%
2010	3,049		$13.06	$39,815		0.66%	1.40%	11.24%
2009	3,365		$11.74	$39,508		(c)	1.40%	(c)
2008	(c)		(c)	(c)		(c)	(c)	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)
ING Russell™ Large Cap Index Portfolio - Class I
2011	549		$13.15	$7,215		1.64%	1.40%	1.15%
2010	638		$13.00	$8,288		3.36%	1.40%	10.64%
2009	727		$11.75	$8,545		(c)	1.40%	(c)
2008	(c)		(c)	(c)		(c)	(c)	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2011	63		$13.71	$864		0.36%	1.40%	-3.52%
2010	58		$14.21	$825		0.29%	1.40%	24.10%
2009	47		$11.45	$541		(c)	1.40%	(c)
2008	(c)		(c)	(c)		(c)	(c)	(c)
2007	(c)		(c)	(c)		(c)	(c)	(c)
ING Small Company Portfolio - Class I
2011	10		$13.71	$135		0.66%	1.40%	-3.86%
2010	12		$14.26	$168		0.91%	1.40%	22.72%
2009	4		$11.62	$52		-	1.40%	25.76%
2008	2		$9.24	$22		-	1.40%	-32.01%
2007	3		$13.59	$35		-	1.40%	4.38%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)	(lowest to highest)
ING International Value Portfolio - Class I
2011	540		$17.44			$9,424		2.58%	1.40%	-16.15%
2010	620		$20.80			$12,895		1.99%	1.40%	1.07%
2009	715		$20.58			$14,714		1.63%	1.40%	25.41%
2008	763		$16.41			$12,521		2.77%	1.40%	-43.55%
2007	914		$29.07			$26,565		1.78%	1.40%	11.85%
ING MidCap Opportunities Portfolio - Class I
2011	2,470		$9.99	to $	17.93	$24,674		-	1.40%	-1.87% to -1.86%
2010	2,693		$10.18	to $	18.27	$27,418		0.70%	1.40%	28.48% to 28.54%
2009	2,989		$7.92	to $	14.22	$23,675		0.22%	1.40%	39.44% to 39.55%
2008	3,163		$5.68	to $	10.19	$17,969		-	1.40%	-38.50% to -38.46%
2007	3,649		$9.23	to $	16.57	$33,681		-	1.40%	23.93% to 24.06%
ING SmallCap Opportunities Portfolio - Class I
2011	469		$29.50			$13,843		-	1.40%	-0.54%
2010	513		$29.66			$15,226		-	1.40%	30.49%
2009	552		$22.73			$12,540		-	1.40%	29.22%
2008	587		$17.59			$10,328		-	1.40%	-35.38%
2007	674		$27.22			$18,349		-	1.40%	8.53%
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2011	139		$10.46			$1,453		0.21%	1.40%	-5.34%
2010	128		$11.05			$1,415		0.39%	1.40%	23.60%
2009	128				$8.94	$1,148		0.52%	1.40%	24.86%
2008	108				$7.16	$770		1.36%	1.40%	-40.18%
2007	108		$11.97			$1,295		0.48%	1.40%	-0.83%
Neuberger Berman AMT Socially Responsive
Portfolio® - Class I
2011	224		$14.68			$3,286		0.36%	1.40%	-4.43%
2010	221		$15.36			$3,396		0.03%	1.40%	21.14%
2009	234		$12.68			$2,971		2.21%	1.40%	29.65%
2008	215				$9.78	$2,106		2.21%	1.40%	-40.29%
2007	236		$16.38			$3,871		0.08%	1.40%	6.09%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

						Investment
	Units		Unit Fair Value	Net Assets		Income	Expense RatioB	Total ReturnC
	(000	's)	(lowest to highest)	(000	's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Main Street Small- & Mid-Cap
Fund®/VA
2011	12		$12.13	$147		0.71%	1.40%	-3.58%
2010	11		$12.58	$136		0.77%	1.40%	21.66%
2009	12		$10.34	$124		1.02%	1.40%	35.34%
2008	9		$7.64	$72		-	1.40%	-38.68%
2007	9		$12.46	$108		-	1.40%	-2.66%
PIMCO Real Return Portfolio - Administrative Class
2011	703		$14.76	$10,375		5.21%	1.40%	10.15%
2010	576		$13.40	$7,714		1.40%	1.40%	6.60%
2009	474		$12.57	$5,954		3.05%	1.40%	16.71%
2008	396		$10.77	$4,268		4.70%	1.40%	-8.34%
2007	162		$11.75	$1,908		4.54%	1.40%	9.00%
Pioneer High Yield VCT Portfolio - Class I
2011	132		$13.58	$1,792		5.80%	1.40%	-3.00%
2010	131		$14.00	$1,828		5.55%	1.40%	16.38%
2009	136		$12.03	$1,634		7.34%	1.40%	58.29%
2008	93		$7.60	$710		8.78%	1.40%	-36.35%
2007	112		$11.94	$1,340		5.50%	1.40%	4.37%
Wanger Select
2011	245		$13.18	$3,232		2.31%	1.40%	-18.84%
2010	254		$16.24	$4,124		0.55%	1.40%	24.83%
2009	244		$13.01	$3,179		-	1.40%	63.85%
2008	216		$7.94	$1,712		-	1.40%	-49.78%
2007	231		$15.81	$3,655		-	1.40%	7.84%
Wanger USA
2011	195		$13.54	$2,637		-	1.40%	-4.85%
2010	179		$14.23	$2,552		-	1.40%	21.62%
2009	171		$11.70	$2,005		-	1.40%	40.29%
2008	141		$8.34	$1,177		-	1.40%	-40.51%
2007	134		$14.02	$1,877		-	1.40%	3.93%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

(a)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2008, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

118

rliafs2011_withoutofi.htm - Generated by SEC Publisher for SEC Filing

FINANCIAL STATEMENTS — STATUTORY BASIS
ReliaStar Life Insurance Company
For the years ended December 31, 2011, 2010 and 2009
with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY
Financial Statements – Statutory Basis
December 31, 2011

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis – as of December 31, 2011 and 2010	3
Statements of Operations - Statutory Basis – for the years ended December 31, 2011,
2010 and 2009	5
Statements of Changes in Capital and Surplus - Statutory Basis – for the years ended
December 31, 2011, 2010 and 2009	6
Statements of Cash Flows - Statutory Basis – for the years ended December 31, 2011,
2010 and 2009	7
Notes to Financial Statements - Statutory Basis	8

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
ReliaStar Life Insurance Company

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company (the “Company”), an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc., as of December 31, 2011 and 2010, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (“Minnesota Division of Insurance”), which practices differ from U.S generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for loan-backed and structured securities and income taxes in 2009.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 30, 2012

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2011	2010
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$13,212,273	$12,187,633
Bonds - securities loaned	150,824	270,767
Preferred stocks	31,448	57,537
Common stocks	31,114	64,612
Subsidiaries	281,525	320,196
Mortgage loans	1,951,346	1,965,481
Real estate:
Properties occupied by the company	8,557	9,078
Properties held for the production of income	5,000	5,000
Contract loans	644,563	663,680
Derivatives	135,443	79,856
Other invested assets	876,667	930,566
Securities lending collateral	86,974	222,440
Cash and short term investments	674,075	604,431
Total cash and invested assets	18,089,809	17,381,277
Deferred and uncollected premiums, less loading (2011-$110,593; 2010-$59,677)	(10,767)	351,560
Accrued investment income	241,060	217,459
Reinsurance balances recoverable	252,833	79,512
Federal income tax recoverable (including $18,781 and $4,646 on realized capital
losses at December 31, 2011 and 2010, respectively)	15,577	80,470
Indebtedness from related parties	36,516	149,228
Net deferred tax asset	245,402	273,538
Other assets	22,075	23,144
Separate account assets	1,887,112	2,255,258
Total admitted assets	$20,779,617	$20,811,446

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2011	2010
	(In Thousands,
	except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$13,612,842	$13,218,325
Accident and health reserves	225,281	304,340
Deposit type contracts	773,723	715,181
Policyholders’ funds	2,314	1,974
Dividends payable	10,896	11,135
Policy and contract claims	117,543	126,016
Total policy and contract liabilities	14,742,599	14,376,971

Accounts payable and accrued expenses	128,741	138,077
Reinsurance balances	1,415,245	1,403,798
Indebtedness to related parties	41,769	26,977
Contingency reserve	8,485	40,924
Asset valuation reserve	119,780	54,808
Net transfers from separate accounts	(55,155)	(75,454)
Derivatives	167,253	114,793
Payable for securities lending	86,974	222,440
Other liabilities	132,494	174,707
Separate account liabilities	1,887,112	2,255,258
Total liabilities	18,675,297	18,733,299

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Special surplus funds	91,859	102,365
Surplus note	100,000	100,000
Paid-in and contributed surplus	2,059,125	2,007,125
Unassigned deficit	(149,164)	(133,843)
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	2,104,320	2,078,147
Total liabilities and capital and surplus	$20,779,617	$20,811,446

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2011	2010	2009
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$886,084	$287,256	$566,262
Considerations for supplementary contracts with life contingencies	6,378	3,833	3,638
Net investment income	892,970	924,054	866,422
Amortization of interest maintenance reserve	(51,592)	(39,657)	(17,585)
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	690,682	785,727	1,158,218
Other revenue	108,725	116,058	123,358
Total premiums and other revenues	2,533,247	2,077,271	2,700,313
Benefits paid or provided:
Death benefits	161,471	97,263	128,184
Annuity benefits	94,126	98,293	99,855
Surrender benefits and withdrawals	1,215,804	1,068,397	1,162,628
Interest on policy or contract funds	6,721	24,039	25,458
Accident and health benefits	11,801	(3,621)	143,838
Other benefits	8,515	7,310	7,922
Increase (decrease) in life, annuity and accident and health reserves	315,458	(277,744)	158,125
Net transfers from separate accounts	(241,720)	(149,745)	(136,163)
Total benefits paid or provided	1,572,176	864,192	1,589,847
Insurance expenses and other deductions:
Commissions	403,223	374,148	436,865
General expenses	381,165	385,903	381,780
Insurance taxes, licenses and fees	60,711	59,114	57,891
Other deductions (additions)	169,538	497,551	(4,732)
Total insurance expenses and other deductions	1,014,637	1,316,716	871,804
(Loss) gain from operations before policyholder dividends, federal income
taxes and net realized capital gains (losses)	(53,566)	(103,637)	238,662

Dividends to policyholders	13,906	14,468	14,704
(Loss) gain from operations before federal income taxes
and net realized capital losses	(67,472)	(118,105)	223,958

Federal income tax (benefit) expense	(2,375)	30,073	119,396
(Loss) gain from operations before net realized capital losses	(65,097)	(148,178)	104,562
Net realized capital losses	(17,921)	(86,049)	(197,058)
Net loss	$(83,018)	$(234,227)	$(92,496)

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2011	2010	2009
		(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Preferred stock:
Balance at beginning and end of year	$100	$100	$100

Special surplus funds:
Balance at beginning of year	$102,365	$94,219	$9,710
Reclass of gain on sale/leaseback of home property from unassigned surplus	(694)	(694)	(694)
Change in admitted deferred tax asset per SSAP 10R	(9,812)	8,840	85,203
Balance at end of year	$91,859	$102,365	$94,219

Surplus note:
Balance at beginning and end of year	$100,000	$100,000	$100,000

Paid-in and contributed surplus:
Balance at beginning of year	$2,007,125	$1,957,125	$1,957,125
Capital contributions	52,000	50,000	-
Balance at end of year	$2,059,125	$2,007,125	$1,957,125

Unassigned (deficit) surplus:
Balance at beginning of year	$(133,843)	$36,466	$3,973
Net loss	(83,018)	(234,227)	(92,496)
Change in net unrealized capital (losses) gains	(67,014)	(74,983)	14,887
Change in nonadmitted assets	61,099	16,675	(89,906)
Change in liability for reinsurance in unauthorized companies	4,396	(2,153)	21,650
Change in reserve due to change in valuation basis	-	4,688	7,483
Change in asset valuation reserve	(64,972)	(35,794)	46,677
Cumulative effect of change in accounting principle	(1,126)	-	(8,570)
Change in net deferred income tax	(13,236)	8,039	64,737
Deferred gain on reinsurance of existing business	185,047	492,701	72,773
Amortization of gain on reinsurance	(38,042)	(124,145)	(6,916)
Reclass of gain on sale/leaseback of home property to special surplus	694	694	694
Dividends to stockholder	-	(221,000)	-
Additional minimum pension liability	851	(804)	1,480
Balance at end of year	$(149,164)	$(133,843)	$36,466

Preferred capital stock held in treasury	(100)	(100)	(100)
Total capital and surplus	$2,104,320	$2,078,147	$2,190,310

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2011	2010	2009
		(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$1,135,572	$9,845	$368,000
Net investment income received	1,005,116	1,002,597	1,011,418
Commissions and expenses paid	(925,590)	(826,696)	(943,219)
Benefits paid	(1,450,958)	(1,283,769)	(1,719,787)
Net transfers from separate accounts	231,548	151,417	105,195
Dividends paid to policyholders	(14,145)	(14,579)	(17,205)
Federal income taxes recovered (paid)	86,049	(126,726)	(38,765)
Miscellaneous income	308,277	1,245,852	1,203,854
Net cash provided by (used in) operations	375,869	157,941	(30,509)

Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	2,166,989	4,065,925	3,552,257
Stocks	7,503	16,065	119,717
Mortgage loans	325,989	417,056	311,118
Real estate	-	3,142	-
Other invested assets	186,909	165,592	185,529
Net (loss) gain on cash and short term investments	(182)	-	218
Miscellaneous proceeds	69,934	27,460	63,998
Total investment proceeds	2,757,142	4,695,240	4,232,837

Cost of investments acquired:
Bonds	3,183,089	4,717,801	2,995,079
Stocks	8,213	22,225	135,067
Mortgage loans	312,909	161,279	56,558
Real estate	-	-	650
Other invested assets	90,965	292,122	179,091
Miscellaneous applications	74,499	96,313	173,167
Total cost of investments acquired	3,669,675	5,289,740	3,539,612

Net decrease in contract loans	18,740	18,950	7,599
Net cash (used in) provided by investment activities	(893,793)	(575,550)	700,824

Financing and Miscellaneous Activities
Other cash provided (applied):
Capital and surplus paid-in	102,000	-	190,000
Borrowed money	-	-	(703,908)
Net deposits on deposit type contracts	58,542	59,242	22,467
Dividends paid to stockholder	-	(221,000)	-
Funds received (paid) from reinsurance	369,105	(114,030)	751,845
Other cash provided (used)	57,921	(33,236)	243,449
Net cash provided by (used in) financing and miscellaneous activities	587,568	(309,024)	503,853
Net increase (decrease) in cash and short term investments	69,644	(726,633)	1,174,168
Cash and short term investments:
Beginning of year	604,431	1,331,064	156,896
End of year	$674,075	$604,431	$1,331,064

The accompanying notes are an integral part of these financial statements.

7

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

1. Organization and Significant Accounting Policies

ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut domiciled non-insurance holding company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”) (“Parent”), a Delaware domiciled non-insurance holding company. The Company’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in the Netherlands.

Description of Business

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles and Actuarial Guidelines

Effective December 31, 2011, the Company adopted Statement of Statutory Accounting Principles (“SSAP”) No. 5R, Liabilities, Contingencies and Impairments of Assets –Revised (“SSAP No. 5R”). This statement defines and establishes accounting for liabilities, contingencies and impairments of assets, particularly contingencies related to or on behalf of direct or indirect wholly owned insurance and non-insurance subsidiaries. At inception, the Company is required to record a liability equal to the fair value of the guarantee. If the Company subsequently determines that it is probable that payment will be required under the guarantee, the liability recorded will be an amount equal to the greater of the fair value of the guarantee or the undiscounted future payments required under the guarantee. The Company recognized a non-contingent liability of $1.3 as a result of the adoption of this statement. Capital and surplus were increased by $0.9 and there was a $0.2 impact to net income as a result of the adoption of this statement. See Note 14 for additional disclosures required by this statement.

Effective December 31, 2011, the Company adopted the modifications made to SSAP No. 22, Leases (“SSAP No. 22”), as they relate to modification and early termination of leases. Under the provisions of the statement, early termination or non-use of leased property benefits, are recognized at fair value as follows: a. Liabilities for costs to terminate a contract before the end of its term are recognized when the Company terminated in accordance with the contract terms.

8

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

b.

Liabilities for costs that will continue to be incurred under a contract for its remaining term without economic benefit are recognized as of the date the Company no longer has the right to use the leased property. The fair value of the liability on that date will be determined based on the remaining lease rentals, adjusted for the effects of any prepaid or deferred items recognized under the lease, and reduced by estimated sublease rentals that could be reasonably obtained for the property, even if there is no intent to enter into a sublease.

The Company did not recognize a liability as a result of the adoption of this statement. There was no impact to net income.

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and Other Assessments (“SSAP No. 35R”). This statement establishes statutory accounting principles for guaranty fund and other assessments.

Guaranty fund and other assessments will be expensed and a liability accrued by the Company when the following conditions are met:

a.	An assessment has been imposed or information available prior to issuance of the statutory financial statement indicates that it is probable that an assessment will be imposed.
b.	The event obligating an entity to pay an imposed or probable assessment has occurred on or before the date of the financial statements.
c.	The amount of the assessment can be reasonably estimated.

In addition, if it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges, the Company will recognize an asset or liability for that recovery in an amount that is determined based on current laws, projections of future premium collections or policy surcharges from in-force policies. Any recognized asset from premium tax credits or policy surcharges will be reevaluated regularly to ensure recoverability. Upon expiration, tax credits no longer meeting the definition of an asset will be charged to income in the period the determination is made.

The Company has re-evaluated both the liability and asset under the new guidelines established by SSAP No. 35R due to various assessments related to insolvencies. As a result of adopting this change in accounting principle, the effects on the Company’s 2011 financial statements were an increase in liabilities of $0.7 and a decrease in capital and surplus of $0.2. See Note 16 for additional disclosures required by this standard.

Effective December 31, 2010, the Company adopted SSAP No. 100, Fair Value Measurements (“SSAP No. 100”). This statement defines fair value, establishes a framework for measuring fair value, and establishes the following disclosure requirements about fair value:

9

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

§	Fair value measurements at the reporting date and the source of the fair value measurement;
§	The level within the fair value hierarchy in which the fair value measurements fall;
§	Significant transfers in and out of Level 3;
§	Purchases, sales, issuances, and settlement in the Level 3 fair value measurements reconciliation;
§	Fair value measurement disclosures for each class of assets and liabilities (i.e. disaggregated);
§	Valuation techniques and inputs used for Level 1, Level 2 and Level 3 fair value measurements.

As this statement only pertains to additional disclosures, the adoption had no impact on the Company’s Balance Sheet or Statement of Operations.

Effective December 31, 2010, the Company adopted SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“SSAP No. 91R”). The statement initially established statutory accounting principles for transfers and servicing of financial assets. Amendments to the statement were made in 2010 to clarify that the adequacy of collateralization should be measured based on the fair value of the collateral obtained. Under the revised standard, securities pledged as collateral that may be sold or repledged by the transferor or its agent are reclassified on the Company's balance sheet separately from assets not so encumbered. Reporting of collateral on the Company's balance sheet is determined by the administration of the program and is presented accordingly. The adoption of SSAP No. 91R had no impact on the net income or surplus of the Company. See Note 3 for additional discloses required by the standard.

Effective July 1, 2009, the Company adopted SSAP No. 43R, Loan-backed and Structured Securities (“SSAP 43R”). This statement provides guidance on recording other-than-temporary impairments (“OTTI”) on loan-backed and structured securities. When the holder of a loan-backed or structured security with an unrealized loss position either has the intent to sell the security or does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security must be written down to fair value.

When the holder of a loan-backed or structured security in an unrealized loss position does not intend to sell the security and has the intent and ability to hold the security for a period of time sufficient to recover the amortized cost, the holder of the security must compare the present value of the expected future cash flows for this security to its amortized cost. If the present value of the expected future cash flows for the security is lower than its amortized cost, the security is written down to its present value of the expected future cash flows.

In both instances noted above, the total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest related portion shall be recorded

10

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

through the interest maintenance reserve (“IMR”) and the non-interest related portion shall be recorded through the asset valuation reserve (“AVR”). The effects on the Company's 2009 financial statements of adopting this change in accounting principle at July 1, 2009 were decreases in total admitted assets of $8.8, total liabilities of $0.2, and capital and surplus of $8.6. This adoption had no impact on net income.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes (“SSAP 10R”). This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement with the domiciliary state commissioner. If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitations, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement with the domiciliary state commissioner to 15% of capital and surplus for its most recently filed statement with the domiciliary state commissioner. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. The effects on the Company's 2009 financial statements of adopting this change in accounting principle at December 31, 2009 were increases to capital and surplus and total admitted assets of $85.2. This adoption had no impact to net income or total liabilities. The increase in capital and surplus related to the cumulative effect of adopting this change in accounting principle is disclosed in a separate line in the Statements of Changes in Capital and Surplus.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”). The NAIC replaced the existing formula-based reserve standard methodology (AG34 – Death Benefits and AG39 – Living Benefits) with a stochastic principles-based methodology AG43 for determining reserves for all individual variable annuity contracts with and without guaranteed benefits and all group annuity contracts with guarantees issued on or after 1/1/1981. Variable payout annuity contracts are also subject to AG43. Under the requirements of AG43, there is no cumulative effect of adopting AG43. Reserves calculated using AG43 were lower than reserves calculated under AG34 and AG39 by $2.7. Where the application of AG43 produces higher reserves than the Company had otherwise established under AG34 and AG39, the Company may request a grade-in period, not to exceed three years, from the Domiciliary Commissioner. The grading shall be done only on reserves on the contracts in-force as of December 31, 2009. The reserves under the old basis and the new basis shall be compared each year with two-thirds of the difference subtracted from the reserve under the new basis in 2009 and one-third of the difference subtracted from the new basis in 2010. Since reserves under AG43 were lower

11

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

than the previous methodology, the Company did not elect the grade-in provision and reserves at December 31, 2009 reflect the full impact of the adoption of AG43.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from United States generally accepted accounting principles (“GAAP”). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held to maturity, trading or available for sale. Held to maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in Statement of Operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available for sale.

Management regularly reviews the value of the Company’s investments in bonds and mandatorily redeemable preferred stocks. If the value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other than temporary decline in value. To make this determination for each security, the following are some of the factors considered:

§	The length of time and the extent to which the fair value has been below cost.
§	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
§	Management’s intent and ability to hold the security long enough for it to recover its value.

Based on the analysis, management makes a judgment as to whether the loss is other than temporary. If the loss is other than temporary, an impairment charge is recorded within net realized investment gains (losses) in the Statements of Operations in the period the determination is made.

The Company invests in structured securities including mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities in unrealized loss positions in the periods after the adoption of the SSAP No. 43R, management determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If management has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its amortized cost. If the present value of the expected future cash flows for the security is lower than its

12

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

amortized cost, the security is written down to its present value of the expected future cash flows.

When an other-than-temporary impairment (“OTTI”) is recorded because there is intent to sell or a holder does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest portion shall be recorded through the IMR and the non-interest portion shall be recorded through the AVR.

For GAAP, when a decline in fair value is determined to be other-than-temporary, the loss which is calculated as the difference between the securities carrying value and fair value is recorded in net realized capital gains (losses) in its entirety or bifurcated between net realized capital gains (losses) and accumulated other comprehensive income, as appropriate.

Realized gains and losses on disposed investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

The Company follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. For effective cash flow hedges, changes in fair value are credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges. An embedded derivative within a contract that is not clearly and closely relate to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value is recognized in income.

Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an

13

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company’s net deferral of IMR is reported as a liability in the accompanying Balance Sheets.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods (“CRVM”) using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

14

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes. For statutory, losses are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed deferred federal income tax assets, disallowed interest maintenance reserves, non operating software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC

Accounting Practices and Procedures Manual, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited GAAP statements are not available or expected to be available are nonadmitted. Under GAAP, the accounts and operations of the Company’s subsidiaries are consolidated. All affiliated investments are included in the Consolidated Balance Sheets.

Employee Benefits: For purposes of calculating the Company’s pensions and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

15

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Policyholder Dividends: Policyholder dividends are recognized when declared. Under GAAP, dividends are recognized over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse over the next year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. For periods after the adoption of SSAP No. 10R and assuming certain minimum thresholds are met, the formula allows the Company to consider the amount that is expected to reverse over the next three years rather than the single year under SSAP No. 10. The Company is also required under SSAP No. 10R, to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is more likely than not realizable.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write down for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses). Under GAAP, in addition to impairments of specific mortgage loans, a general allowance is recorded for losses not specifically identifiable.

Cash and Other Invested Assets: Cash and short term investments in the Statements of Cash Flows represent cash balances, demand deposits, and short term fixed maturity investments with initial maturities of one year or less at the date of acquisition. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Participation Fund Account: On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by

16

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $175.1 as of December 31, 2011) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the effective interest method.

Loan backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The retrospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain securities the prospective adjustment method is used, including interest only securities and securities that have experienced an other-than-temporary impairment.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR. The Company enters into the following derivatives:

17

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

§	Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities.
Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

§	Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to foreign invested assets.
Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

§	Credit default swaps (sold credit protection): Credit default swaps and total return swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated
(synthetic) assets filed with the NAIC’s Security Valuation Office (“SVO”) result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86.

§	Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract reference obligation.

§	Forwards: Forwards are acquired to hedge the Company’s inverse portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the
Company will either receive a payment (interest rate drops on sold forwards or interest rate rises on purchased forwards) or will be required to make a payment
(interest rate rises on sold forwards or interest rate drops on purchased forwards).
The Company also uses currency forward contracts to hedge policyholder liabilities in variable annuity contracts which are linked to foreign indexes. The currency fluctuations may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values.

§	Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the
Company the option to enter into an interest rate swap at a specific future date.

18

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

§

Options: Call options are used to hedge against an increase in the various equity indices. Such increase may result in increased payments to contract holders of fixed indexed annuity contracts, and the options offset this increased expense. Put options are used to hedge the liability associated with embedded derivatives in certain variable annuity contracts and as part of a hedging program designed to mitigate the impact of potential declines in equity markets and their impact on regulatory capital. Options are reported at fair value.

SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company’s non-insurance subsidiaries are reported at the underlying GAAP equity amount adjusted for non-admitted assets as promulgated by the NAIC Accounting Practices and Procedures Manual. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited US GAAP statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCA’s to determine if an other-than-temporary impairment has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost, and other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight line basis over the estimated useful lives of the properties.

The Company does not currently engage in reverse repurchase agreements and reverse dollar repurchase agreements. Such arrangements typically meet the requirements to be accounted for as financings. For both reverse repurchase agreements and reverse dollar repurchase agreements, Company policies require that at all times during the respective agreement term, cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets from others. Cash collateral received is used for general liquidity purposes and the offsetting collateral liability is included in borrowed money on the Balance Sheets.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned

19

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

to be maintained as collateral. The fair value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short term investments are reported at amortized cost which approximates fair value. Short term investments include investments with maturities between three months and one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at amortized cost using the effective interest method.

Surplus Notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

Cash on hand includes cash equivalents. Cash equivalents are short term investments that are both readily convertible to cash and have an original maturity date of three months or less from date of purchase.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.25% for 2011.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

20

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $105.8 billion and $127.5 billion at December 31, 2011 and 2010, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $757.5 and $746.4 at December 31, 2011 and 2010, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts (“SSAP No. 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset.

Participating Insurance: Participating business approximates less than 1.0% of the Company’s ordinary life insurance in force and less than 3.0% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $13.9, $14.5 and $14.7 was incurred in 2011, 2010 and 2009, respectively.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

21

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2011	2010
	(In Thousands)
Deferred and uncollected premium	$ 8,063	$7,845
Net deferred tax asset	211,304	235,785
Health care and other amounts receivable	9,985	10,594
Negative IMR	92,709	97,528
Surplus note investment	29,015	81,375
Other invested assets	12,263	12,589
Other	7,376	4,611
Total nonadmitted assets	$ 370,715	$450,327

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2011. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2011.

Guaranteed Benefits: For variable annuity guarantees, Actuarial Guideline 43 – Variable Annuity Commissioners Annuity reserve Valuation Method (“AG43”), is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities (“CARVM”). The greater of the result under a single deterministic “Standard Scenario” and the average of the most severe 30% of randomly generated stochastic scenarios is held. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Scenario are prescribed. For the stochastic scenarios, equity market returns must meet a calibration test. All other assumptions are set by the actuary using prudent best-estimates. AG43 replaces Actuarial Guidelines 34 and 39 for Variable Annuities effective December 31, 2009. Per AG43, the reserve as of January 1, 2009 shall be the sum of the reserves from the asset adequacy analysis requirements in AG34 and Reg 128. Therefore, there was no cumulative effect of adopting AG43 in 2009. Where the application of AG43 produces higher reserves that the Company had otherwise established under AG34 and Reg 128, the Company may request a grade-in period, not to exceed three years, from the Domiciliary Commissioner (“Commissioner”). The grading shall be done only on reserves on the contracts in-force as of the current year. The reserves under the old basis and the new basis shall be compared each year with two-thirds of the difference subtracted from the reserve under the new basis in the current year and one-third of the difference subtracted from the new basis in the upcoming year. The Company did not elect the grade-in provision, therefore reserves at December 31, 2011 and 2010 reflect the full impact of the adoption of AG43.

22

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under GAAP.

Reserves related to the Company’s mortality risk are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $28.8 and $26.5 at December 31, 2011 and 2010, respectively. The operations of the separate accounts are not included in the accompanying financial statements.

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance. The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2011, 2010 and 2009, the Company had no such permitted accounting practices.

23

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

3. Investments

Fixed Maturities and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
		(In Thousands)
At December 31, 2011:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$1,060,741	$96,318	$1	$1,157,058
States, municipalities, and political
subdivisions	27,332	3,196	132	30,396
Foreign other (par value - $2,179,093)	2,164,205	185,970	16,064	2,334,111
Foreign government (par value - $37,510)	37,474	7,956	-	45,430
Public utilities securities	45,846	4,351	-	50,197
Corporate securities	6,789,651	706,893	13,133	7,483,411
Residential mortgage backed securities	1,794,637	404,876	63,898	2,135,615
Commercial mortgage backed
securities	779,592	26,385	8,818	797,159
Other asset backed securities	666,611	47,728	4,563	709,776
Total fixed maturities	13,366,089	1,483,673	106,609	14,743,153
Preferred stocks	31,448	6,261	-	37,709
Common stocks	33,513	936	3,335	31,114
Total equity securities	64,961	7,197	3,335	68,823
Total	$13,431,050	$1,490,870	$109,944	$14,811,976

At December 31, 2010:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$1,210,364	$12,012	$82,651	$1,139,725
States, municipalities, and political
subdivisions	60,868	208	10,798	50,278
Foreign other (par value - $2,093,354)	2,070,620	116,656	16,495	2,170,781
Foreign government (par value - $53,639)	53,449	5,987	244	59,192
Public utilities securities	61,933	4,212	10	66,135
Corporate securities	6,057,367	316,201	39,307	6,334,261
Residential backed securities	1,734,231	379,006	73,770	2,039,467
Commercial mortgage backed
securities	916,985	26,837	35,767	908,055
Other asset backed securities	315,862	16,959	6,608	326,213
Total fixed maturities	12,481,679	878,078	265,650	13,094,107
Preferred stocks	59,799	6,923	2,476	64,246
Common stocks	61,822	5,500	2,710	64,612
Total equity securities	121,621	12,423	5,186	128,858
Total	$12,603,300	$890,501	$270,836	$13,222,965

24

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2011	2010
	(In Thousands)
Amortized cost	$13,366,089	$12,481,679
Adjustment for below investment grade bonds	(2,992)	(23,279)
Carrying value	$13,363,097	$12,458,400

Reconciliation of preferred stock from amortized cost to carrying value is as follows:

	December 31
	2011	2010
	(In Thousands)
Amortized cost	$31,448	$59,799
Adjustment for below investment grade preferred stocks	-	(2,262)
Carrying value	$31,448	$57,537

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

		More than 6
	Less than	Months and Less	More than
	6 Months	than 12 Months	12 Months
	Below Cost	Below Cost	Below Cost	Total
		(In Thousands)
At December 31, 2011:
Fair value	$851,319	$188,475	$311,601	$1,351,395
Unrealized loss	20,514	12,931	73,164	106,609

At December 31, 2010:
Fair value	$2,340,531	$38,485	$921,319	$3,300,335
Unrealized loss	86,067	1,853	177,730	265,650

25

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The amortized cost and fair value of investments in bonds at December 31, 2011, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Maturity:
Due in 1 year or less	$324,566	$341,877
Due after 1 year through 5 years	2,375,182	2,503,218
Due after 5 years through 10 years	3,518,870	3,809,964
Due after 10 years	3,906,631	4,445,544
	10,125,249	11,100,603
Residential mortgage backed securities	1,794,637	2,135,615
Commercial mortgage backed securities	779,592	797,159
Other asset backed securities	666,611	709,776
Total	$13,366,089	$14,743,153

At December 31, 2011 and 2010, investments in certificates of deposit and bonds with an admitted asset value of $166.4 and $182.8, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. The Company does have exposure to Residential Mortgage-Backed Securities (“RMBS”) and asset-backed securities (“ABS”). Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A Loans to include residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income. The Company expanded its definition of Alt-A Loans to include residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default. The industry coalesced around classifying any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime into the Alt-A category, and the Company is following that lead.

Underlying collateral, originated prior to 2008, has continued to reflect the problems associated with a housing market that has since seen substantial price declines and an employment market that has declined significantly and remains under stress. Credit spreads have widened meaningfully from issuance and rating agency downgrades have been widespread and severe within the sector. Over the course of 2010 and early 2011, price transparency and liquidity for bonds backed by subprime mortgages improved with the reduced volatility across broader risk markets and apparent increase in overall risk appetite. However, beginning in the second quarter of 2011, the market for the lower quality, distressed segments of the subprime and Alt-A mortgage markets again displayed weakness. Severe distortions to the amount of available supply in the market of these

26

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

asset types had the impact of increasing volatility and reducing liquidity in these segments of the non-agency Residential Mortgage-backed Securities (“RMBS”) markets. In the second half of 2011, while these supply problems dissipated, additional headwinds from fundamental problems in the housing market and uncertainty from the broader global markets negatively impacted credit risk premiums, further pressuring bond prices lower. In managing its risk exposure to subprime and Alt-A mortgages, the Company takes into account collateral performance and structural characteristics associated with its various positions.

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments:

				Other-than
		Book/Adjusted		Temporary
		Carrying Value		Impairment
		(Excluding		Losses
	Actual Cost	Interest)	Fair Value	Recognized
		(In Thousands)
December 31, 2011
Residential mortgage
backed securities	$101,315	$95,372	$89,798	$2,730
Structured securities	77,036	79,328	64,223	493
Total	$178,351	$174,700	$154,021	$3,223

December 31, 2010
Residential mortgage
backed securities	$118,037	$113,979	$107,833	$3,509
Structured securities	177,524	169,340	154,722	35,223
Total	$295,561	$283,319	$262,555	$38,732

December 31, 2009
Residential mortgage
backed securities	$137,910	$135,517	$106,994	$16,220
Structured securities	223,477	206,740	144,885	9,724
Total	$361,387	$342,257	$251,879	$25,944

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, Mortgage Guaranty or Financial Guaranty insurance coverage as of December 31, 2011.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-up Facility (the “Back-up Facility”) covering 80% of ING’s Alt-A residential

27

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

mortgage-backed securities (“Alt-A RMBS”). Under the terms of the Back-up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion, including book value of approximately $665 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of 10% of par value. In addition, under the Back-up Facility, other fees were paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed on March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company BackUp Facility”). Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio. The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as an invested asset and is reported in other invested assets on the Balance Sheet. The amount of the obligation as of December 31, 2011 and 2010 was $334.3 and $427.9, respectively.

Since the Company had the intent to sell as of December 31, 2008, a portion of its Alt-A RMBS through the 80% participation interest in its Designated Securities Portfolio, the Company evaluated the securities for impairment under INT 06-07: Definition of Phrase “Other Than Temporary” and SSAP 43, Loan-backed and Structured Securities. Per SSAP 43, the book value of the other-than-temporary impaired security must be written down to the estimated undiscounted future cash flows. In applying SSAP 43, the Company considered the estimated undiscounted future cash flows for the impairment test to be the remaining undiscounted cash flows on the security over its expected life. Since the estimated undiscounted future cash flow from these securities exceeded the carrying value of the securities at December 31, 2008, no impairment was recorded. The

28

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Company recorded a realized loss of $43.0 related to this transaction during the first quarter of 2009. See the ING Restructuring Plan disclosure in Commitments and Contingencies for more on this transaction.

Mortgage Loans and Real Estate

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. As of December 31, 2011 and 2010, the distribution based upon this quality rating system is as follows:

	2011	2010
	(In Thousands)
AAA	$-	$-
AA	384,355	353,132
A	979,237	888,400
BBB	437,229	439,643
BB and below	150,525	284,306
Total commerical mortgage loans	$1,951,346	$1,965,481

Loan performance is continuously monitored on a loan-specific basis through the review of borrower submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

All commercial mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. As of December 31, 2011 and 2010, the Company held impaired mortgage loans with carrying values of $2.4 and $3.8 and unpaid principle balances of $3.4 and $5.2, respectively. As of December 31, 2011 and 2010, no commercial mortgage loans were past due.

The maximum and minimum lending rates for long term mortgage loans during 2011 were 6.9% and 3.8%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Generally all risk coverage at replacement cost is required for a property securing real estate finance investments.

29

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 74.0% on commercial properties. As of December 31, 2011 and 2010, the Company held no mortgages with interest more than 180 days overdue. Minimal interest was past due as of December 31, 2011 and 2010.

The average recorded investment in impaired loans was $3.1, $16.4 and $15.5 at December 31, 2011, 2010 and 2009, respectively. Interest income recognized during the period the loans were impaired was $0.3, $0.3 and $1.6 and interest income recognized on a cash basis was $0.3, $0.3 and $1.2 for 2011, 2010 and 2009, respectively.

The Company recorded $1.4, $5.7 and $12.3 of impairments on loans without an allowance for credit losses, as of December 31, 2011, 2010 and 2009, respectively.

There were no encumbrances on real estate at December 31, 2011 and 2010.

Net Realized Capital Gains and Losses

Realized capital (losses) gains are reported net of federal income taxes and amounts transferred to the IMR are as follows:

		December 31
	2011	2010	2009
		(In Thousands)
Realized capital losses	$(83,474)	$(86,740)	$(376,696)
Amount transferred to IMR (net of related taxes
of ($25,185) in 2011, $2,130 in 2010,
and ($58,647) in 2009)	46,772	(3,955)	108,916
Federal income tax benefit	18,781	4,646	70,722
Net realized capital losses	$(17,921)	$(86,049)	$(197,058)

Realized capital losses include losses of $102.1, $142.8 and $252.8 related to securities that have experienced an other than temporary decline in value in 2011, 2010 and 2009, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $1.2 billion, $1.9 billion and $2.7 billion in 2011, 2010 and 2009, respectively. Gross gains of $40.7, $82.5 and $133.7 and gross losses of $28.1, $31.6 and $134.7 during 2011, 2010 and 2009, respectively, were realized on those sales. A portion of the gains and losses realized in 2011, 2010 and 2009 has been deferred to future periods in the IMR.

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP 43R due to intent to sell or inability or lack of intent to hold to recovery in 2011:

30

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

	Amortized Cost	Other-than-Temporary Impairments
	Basis Before	Interest	Non-interest	Fair Value
		(In Thousands)
First quarter:
Aggregate intent to sell	$61,590	$7,425	$-	$54,165
Aggregate inability or lack of intent
to hold to recovery	17,081	3,447	-	13,634
Total first quarter	$78,671	$10,872	$-	$67,799

Second quarter:
Aggregate intent to sell	$157,638	$16,794	$-	$140,844
Aggregate inability or lack of intent
to hold to recovery	294	68	-	226
Total second quarter	$157,932	$16,862	$-	$141,070

Third quarter:
Aggregate intent to sell	$68,409	$9,378	$-	$59,031
Aggregate inability or lack of intent
to hold to recovery	74,786	14,803	-	59,983
Total third quarter	$143,195	$24,181	$-	$119,014

Fourth quarter:
Aggregate intent to sell	$-	$-	$-	$-
Aggregate inability or lack of intent
to hold to recovery	103,568	5,165	-	98,403
Total fourth quarter	$103,568	$5,165	$-	$98,403

Total	N/A	$57,080	$-	N/A

31

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2010:

	Amortized Cost	Other-than-Temporary Impairments
	Basis Before	Interest	Non-interest	Fair Value
	(In Thousands)
Second quarter:
Aggregate intent to sell	$-	$-	$-	$-
Aggregate inability or lack of intent
to hold to recovery	3,264	954	-	2,310
Total second quarter	$3,264	$954	$-	$2,310

Fourth quarter:
Aggregate intent to sell	$-	$-	$-	$-
Aggregate inability or lack of intent
to hold to recovery	202,645	36,554	-	166,092
Total fourth quarter	$202,645	$36,554	$-	$166,092

Total	N/A	$37,508	$-	N/A

There were no OTTI’s recognized by the Company in the first and third quarters of 2010 due to intent to sell or inability or lack of intent to hold to recovery.

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2009:

	Amortized Cost	Other-than-Temporary Impairments
	Basis Before	Interest	Non-interest	Fair Value
		(In Thousands)
Aggregate intent to sell	$112,447	$81,788	$-	$30,659
Aggregate inability or lack of intent
to hold to recovery	-	-	-	-
Total	$112,447	$81,788	$-	$30,659

32

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The following table discloses in detail the OTTI’s due to present value of cash flows being less than amortized cost recognized by the Company in accordance with structured securities subject to SSAP 43R, exclusive of intent impairments, in 2011:

		Amortized Cost	Present Value
		Basis Before	of Projected	Recognized	Amortized Cost
		OTTI	Cash Flows	OTTI	After OTTI	Fair Value
First quarter:				(In Thousands)
05948	KK81	$146	$59	$86	$59	$151
05948	KN70	1,758	1,721	37	1,721	1,360
12489	WJS4	1,311	1,017	294	1,017	424
126670	CM8	6,165	3,464	2,702	3,464	3,374
12667	GTM5	1,012	994	18	994	808
161546	FY7	1,067	557	511	557	284
17307	GZK7	1,281	1,280	1	1,280	1,195
225458	PN2	1,928	1,872	56	1,872	1,773
31398	GNN5	2,789	2,036	753	2,036	3,642
76110	H2X6	1,173	1,147	26	1,147	872
76110	WTV8	2,465	737	1,729	737	737
86359	DUT2	1,832	1,693	138	1,693	760
93934	FGJ5	553	546	6	546	370
Total first quarter		$23,480	$17,123	$6,357	$17,123	$15,750

33

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

(Table continued from previous page)

		Amortized Cost	Present Value
		Basis Before	of Projected	Recognized	Amortized Cost
		OTTI	Cash Flows	OTTI	After OTTI	Fair Value
Second quarter:				(In Thousands)
86359	DUT2	$1,656	$1,600	$55	$1,600	$683
93934	FGJ5	537	473	64	473	473
059496	AC3	4,166	4,147	19	4,147	3,470
761118	VY1	518	493	26	493	286
9393366	D0	535	532	3	532	384
93935	EAC8	534	531	4	531	405
75116	CAA4	740	735	5	735	486
05948	KZF9	506	501	6	501	364
31394	AE44	1,008	972	36	972	1,010
93934	FAA0	219	212	7	212	184
31394	AJ72	913	867	46	867	902
933635	AA2	1,487	1,463	25	1,463	1,072
57643	MMM3	2,385	2,359	26	2,359	1,975
05948	KH93	1,280	1,268	12	1,268	987
362351	AB4	879	866	13	866	548
93934	FCF7	3,514	3,498	16	3,498	2,898
225470	RU9	2,780	2,724	56	2,724	1,641
761118	QM3	771	750	20	750	480
31394	AZQ2	862	737	125	737	764
92925	DAA8	1,442	1,405	37	1,405	1,010
12668	BUH4	3,039	2,979	60	2,979	2,039
31394	ANR3	2,599	2,361	238	2,361	2,441
31394	A4U7	1,289	1,176	113	1,176	1,217
31394	AZS8	1,158	972	186	972	997
939355	BR3	3,033	2,993	40	2,993	2,056
31393	YD69	2,135	1,976	159	1,976	2,112
12667	GCC5	731	679	51	679	329
31394	A2W5	2,522	2,291	231	2,291	2,353
92922	FJ58	359	300	59	300	182
93364	BAA8	1,626	1,565	60	1,565	1,181
39539	GAB8	354	263	91	263	104
36298	NAZ7	25,833	24,883	950	24,883	23,221
05946	XH97	1,156	938	217	938	907
52108	MAN3	1,950	1,613	338	1,613	1,613
31394	UL26	403	50	353	50	34
Total second quarter		$74,919	$71,172	$3,747	$71,172	$60,808

(Table continued from previous page)

34

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

		Amortized Cost	Present Value
		Basis Before	of Projected	Recognized	Amortized Cost
		OTTI	Cash Flows	OTTI	After OTTI	Fair Value
Third quarter:		(In Thousands)
12667	GTM5	$935	$915	$20	$915	$631
17307	GZK7	7,958	7,854	105	7,854	6,803
225458	PN2	1,795	1,747	48	1,747	1,587
76110	H2X6	1,086	1,055	31	1,055	767
86359	DUT2	1,552	1,505	46	1,505	500
50180	JAH8	4,110	2,612	1,499	2,612	2,612
059496	AC3	4,073	4,025	48	4,025	3,149
761118	VY1	480	471	9	471	264
9393366	D0	520	512	8	512	347
93935	EAC8	530	527	3	527	401
75116	CAA4	716	702	15	702	408
05948	KZF9	486	482	3	482	327
93934	FAA0	200	199	-	199	163
933635	AA2	1,423	1,380	43	1,380	966
57643	MMM3	2,301	2,224	77	2,224	1,812
05948	KH93	1,242	1,221	20	1,221	940
362351	AB4	837	825	12	825	502
225470	RU9	2,623	2,591	32	2,591	1,543
761118	QM3	739	728	11	728	418
92925	DAA8	1,376	1,348	28	1,348	923
12668	BUH4	2,956	2,883	74	2,883	1,902
939355	BR3	2,917	2,856	61	2,856	1,897
12667	GCC5	673	650	23	650	294
92922	FJ58	295	287	8	287	172
93364	BAA8	1,542	1,470	71	1,470	1,107
39539	GAB8	251	204	47	204	84
939346	AB8	1,352	1,303	49	1,303	896
02660	TEL3	225	171	54	171	91
1248MBA	H8	1,486	1,412	74	1,412	959
93934	FPP1	1,131	1,066	66	1,066	671
933638	AC2	325	281	44	281	159
16165	MAD0	877	857	19	857	592
059487	AA6	537	510	27	510	379
78473	NAC7	15,282	15,248	34	15,248	10,922
07387	UCE9	1,319	1,302	17	1,302	1,122
93935	DAA4	1,259	1,251	9	1,251	759
12668	BKM4	1,027	1,008	19	1,008	738
12669	GJB8	518	509	9	509	321
3623417	S2	29,382	29,378	4	29,378	26,884
Total third quarter		$98,336	$95,569	$2,767	$95,569	$75,012

(Table continued from previous page)

35

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

		Amortized Cost	Present Value
		Basis Before	of Projected	Recognized	Amortized Cost
		OTTI	Cash Flows	OTTI	After OTTI	Fair Value
Fourth quarter:		(In Thousands)
05948	KN70	$1,640	$1,603	$37	$1,603	$1,068
12667	GTM5	882	875	7	875	565
17307	GZK7	7,466	7,372	95	7,372	6,350
225458	PN2	1,688	1,684	5	1,684	1,338
76110	H2X6	1,031	1,025	6	1,025	672
93934	FKK7	2,271	2,257	15	2,257	1,624
059496	AC3	3,991	3,925	66	3,925	3,004
761118	VY1	452	449	3	449	227
9393366	D0	496	493	3	493	322
31394	ANQ5	469	436	33	436	460
75116	CAA4	671	668	3	668	377
05948	KZF9	468	466	2	466	311
31394	AE44	776	680	96	680	718
93934	FAA0	191	190	1	190	152
31394	AJ72	689	674	15	674	708
57643	MMM3	2,120	2,066	54	2,066	1,571
05948	KH93	1,199	1,175	24	1,175	883
93934	FCF7	3,358	3,291	67	3,291	2,661
225470	RU9	2,530	2,479	51	2,479	1,448
761118	QM3	712	708	4	708	362
31394	AZQ2	574	491	83	491	512
92925	DAA8	1,311	1,297	14	1,297	793
12668	BUH4	2,826	2,795	32	2,795	1,759
31394	ANR3	1,871	1,860	11	1,860	1,958
31394	A4U7	916	781	135	781	814
31394	AZS8	758	635	123	635	653
939355	BR3	2,775	2,756	19	2,756	1,722
31393	YD69	1,628	1,564	64	1,564	1,432
12667	GCC5	630	601	29	601	252
31394	A2W5	1,784	1,685	99	1,685	1,727
93364	BAA8	1,444	1,442	2	1,442	1,011
39539	GAB8	184	165	19	165	71
52108	MAN3	1,613	1,272	341	1,272	1,272
939346	AB8	1,272	1,241	31	1,241	733
02660	TEL3	166	156	10	156	78
1248MBA	H8	1,413	1,392	21	1,392	1,007
933638	AC2	270	250	20	250	134
16165	MAD0	830	827	3	827	549
059487	AA6	488	479	10	479	313
78473	NAC7	14,441	14,245	196	14,245	9,801
07387	UCE9	1,272	1,241	30	1,241	868
93935	DAA4	1,217	1,179	38	1,179	652
12668	BKM4	944	920	24	920	601
12669	GJB8	500	499	1	499	294
3623417	S2	29,058	28,861	196	28,861	26,302
225458	X45	646	640	6	640	563

(Table continued from previous page)

36

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

		Amortized Cost	Present Value
		Basis Before	of Projected	Recognized	Amortized Cost
		OTTI	Cash Flows	OTTI	After OTTI	Fair Value
				(In Thousands)
31397	NFS9	4,734	4,232	501	4,232	3,821
31393	DKN0	957	792	165	792	772
93362	YAA0	2,456	2,371	84	2,371	1,523
362341	XE4	5,392	5,339	52	5,339	4,424
31393	YD28	369	319	50	319	339
31395	CFD8	525	494	31	494	306
32051	G2F1	9,924	9,902	22	9,902	9,150
31394	ASU1	88	70	18	70	74
02147	RAF7	324	323	1	323	291
Total fourth quarter		$128,700	$125,632	$3,068	$125,632	$101,392

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $15.9, $29.6 and $41.6 in 2011, 2010 and 2009, respectively.

The following table discloses, in the aggregate, all structured securities in an unrealized loss position subject to SSAP No. 43R for which an OTTI has not been recognized in earnings as a realized loss, including securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2011

		Aggregate fair value of
	Aggregate Amount of	Securities with
	Unrealized Losses	Unrealized Losses
	(In Thousands)
Less than 12 months	$17,073	$408,814
Greater than 12 months	55,910	22,388
Total	$72,983	$431,202

For the years ended December 31, 2011, 2010 and 2009, realized capital losses include $1.8, $9.7 and $32.5, respectively, related to Limited Partnerships that have experienced an other than temporary decline in value.

37

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2011	2010	2009
	(In Thousands)
Income:
Equity securities	$4,015	$6,526	$6,827
Bonds	814,332	829,513	847,076
Mortgage loans	119,509	124,332	140,277
Derivatives	(32,721)	(44,818)	(114,792)
Contract loans	38,107	39,390	40,482
Real estate	995	1,095	2,583
Other	(12,261)	5,547	(14,308)
Total investment income	931,976	961,585	908,145
Investment expenses	(39,006)	(37,531)	(41,723)
Net investment income	$892,970	$924,054	$866,422

Securities Lending

The Company had loaned securities, which are reflected as invested assets on the Balance Sheets, with a fair value of approximately $84.1 and $217.3 at December 31, 2011 and 2010, respectively.

The aggregate amount of collateral received, by specific time period, for repurchase agreements and securities lending agreements at December 31 2011 and 2010 are shown below. The Company does not participate in dollar repurchase transactions.

	At December 31, 2011	At December 31, 2010

	Securities Lending	Securities Lending
(In Thousands)
Open	$86,974	$222,440
30 days or less	-	-
31 to 60 days	-	-
61 to 90 days	-	-
Greater than 90 days	-	-
Securities received	-	-
Total collateral received	$86,974	$222,440

38

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The aggregate amount of collateral reinvested, by specific time period, for repurchase agreements and securities lending agreements at December 31, 2011 and 2010 are shown below.

At December 31, 2011:

Securities Lending

	Amortized Cost	Fair Value
(In Thousands)
Open	$-	$-
30 days or less	86,978	86,978
31 to 60 days	-	-
61 to 90 days	-	-
91 to 120 days	-	-
121 to 180 days	-	-
181 to 365 days	-	-
1 to 2 years	-	-
2 to 3 years	-	-
Greater than 3 years	-	-
Securities received	-	-
Total collateral reinvested	$86,978	$86,978

At December 31, 2010:
Securities Lending

	Amortized Cost	Fair Value
(In Thousands)
Open	$-	$-
30 days or less	205,287	203,856
31 to 60 days	-	-
61 to 90 days	-	-
91 to 120 days	-	-
121 to 180 days	-	-
181 to 365 days	17,142	17,144
1 to 2 years	-	-
2 to 3 years	-	-
Greater than 3 years	-	-
Securities received	-	-
Total collateral reinvested	$222,429	$221,000

39

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Low-Income Housing Tax Credits

The Company had a carrying value of $139.8 in Low-Income Housing Tax Credits (“LIHTC”) at December 31, 2011. The tax credits are projected to expire in 2020. The Company is indifferent to the holding period of the investments as the credits are guaranteed by a third party. The Company is unaware of any current regulatory reviews of the LIHTC property.

Troubled Debt Restructuring

The Company has high quality, well performing, portfolios of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

As of the year ended December 31, 2011, the Company’s total recorded investment in restructured debts was $10.5. The Company realized losses related to these investments of $3.1 during 2011.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

40

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

4. Derivative Financial Instruments Held for Purposes Other than Trading

Premiums paid for the purchase of interest rate contracts are included in other invested assets on the Balance Sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over the Counter Derivative International Swaps and Derivatives Association, Inc. Agreements (“ISDA Agreements”), the Company may receive from, deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the Credit Support Annex (“CSA”). The terms of the CSA call for the Company to pay interest on any cash received or receive interest on any cash delivered equal to the Federal Funds rate. The Company received $10.2 and $10.6 of collateral in the form of cash, for years ended December 31, 2011 and 2010.

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of contract. At December 31, 2011, the total amount would be $510.7.

The table below summarizes the Company’s derivative contracts, which are reflected as invested assets and a liability on the Balance Sheets, at December 31, 2011 and 2010:

41

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2011
Derivative Contracts:
Swaps
CDS Buy	$14,676	$(67)	$(67)
CDS Sell	510,700	(13,671)	(11,268)
Currency Swaps	188,922	-	(24,846)
Interest Rate Swaps	7,230,152	(22,978)	(80,904)
Forwards	447,341	4,030	4,030
Options owned
Call Options	36,940	876	876
Total Derivatives	$8,428,731	$(31,810)	$(112,179)

December 31, 2010
Derivative contracts:	$6,492,820	$(39,707)	$(94,177)
Swaps	366,616	2,511	2,511
Forwards
Swaptions	1,450,350	-	-
Options Owned	38,550	2,259	2,259
Total Derivatives	$8,348,336	$(34,937)	$(89,407)

5. Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $935.2 and $869.8 and an aggregate market value of $1,006.0 and $858.1 at December 31, 2011 and 2010, respectively. Those holdings amounted to 7.0% of the Company’s investments in bonds and 4.9% of total admitted assets at December 31, 2011. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $0.2 billion and $2.0 billion with an aggregate NAIC fair value of $0.2 billion and $2.1 billion at December 31, 2011 and 2010, respectively. The carrying value of these holdings amounted to 1.7% of the Company’s investment in bonds and 1.2% of the Company’s total admitted assets at December 31, 2011.

At December 31, 2011, the Company’s commercial mortgages involved a concentration of properties located in California (28.7%) and Texas (11.5%). The remaining commercial mortgages relate to properties located in 43 other states. The portfolio is well diversified, covering many different types of income producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $74.2.

42

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

6. Annuity Reserves

At December 31, 2011 and 2010, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

		Separate	Separate
	General	Account with	Account		Percent
	Account	Guarantees	Nonguaranteed	Total	of Total
			(In Thousands)
December 31, 2011
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$32,606	$58,264	$-	$90,870	0.9%
At book value less surrender charge	696,886	-	-	696,886	6.5
At fair value	-	-	771,508	771,508	7.2
Subtotal	729,492	58,264	771,508	1,559,264	14.6
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	8,400,787	-	-	8,400,787	78.7
Not subject to discretionary withdrawal	707,228	307	3,273	710,808	6.7
Total annuity reserves and deposit fund liabilities
before reinsurance	9,837,507	58,571	774,781	10,670,859	100.0%
Less reinsurance ceded	53,343	-	-	53,343
Net annuity reserves and deposit fund liabilities	$9,784,164	$58,571	$774,781	$10,617,516

December 31, 2010
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$50,056	$-	$91,803	$141,859	1.4%
At book value less surrender charge	842,291	-	-	842,291	7.9
At fair value	-	-	991,749	991,749	9.3
Subtotal	892,347	-	1,083,552	1,975,899	18.6
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	7,869,119	-	-	7,869,119	73.9
Not subject to discretionary withdrawal	797,246	-	3,243	800,489	7.5
Total annuity reserves and deposit fund liabilities
before reinsurance	9,558,712	-	1,086,795	10,645,507	100.0%
Less reinsurance ceded	42,849	-	-	42,849
Net annuity reserves and deposit fund liabilities	$9,515,863	$-	$1,086,795	$10,602,658

7. Employee Benefit Plans

Defined Benefit Plan: ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Qualified Plan”), effective as of December 31, 2001. Effective January 1, 2009, the Qualified Plan is no longer available to new employees or re-hires. Employees of ING North America and its subsidiaries and affiliates (excluding certain employees) hired prior to January 1, 2009 will continue to be eligible to participate in the Qualified Plan.

The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Qualified Plan (except for certain specified employees) earns a benefit under a final average pay (“FAP”) formula. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $15.6, $19.2 and $15.3 for 2011, 2010 and 2009, respectively. ING North America is responsible for all Qualified Plan liabilities.

43

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Beginning January 1, 2012, the Qualified Plan will use a cash balance pension formula instead of a FAP formula, allowing all eligible employees (including those hired after January 1, 2009) to participate in the Retirement Plan, with this new cash balance pension formula. Participants will earn a credit equal to 4% of eligible pay. The accrued vested cash balance benefit is portable; participants can take it when they leave the Company’s employment. For participants in the Qualified Plan, as of December 31, 2011, there will be a two-year transition period from the Qualified Plan’s current FAP formula to the cash balance pension formula. In accordance with the requirements of SSAP No. 89, Accounting for Pensions, A Replacement of SSAP No. 8 (“SSAP No. 89”) the Company obtained Board approval on November 10, 2011.

Defined Contribution Plans: ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. ING North America matches such pretax contributions, up to a maximum of 6.0% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $6.8, $6.2 and $6.3 for 2011, 2010 and 2009, respectively.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan, and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. The Company subsidizes a portion of the monthly per-participant premium for retirees age 65 and older. This change had a minimal impact on the financial statements.

In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for

44

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The discontinued subsidy resulted in a release of liability for any active employees age 50 or older. This change had a minimal impact on the financial statements.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the Balance Sheet in Other liabilities and totaled $22.6 and $22.8 for the years ended December 31, 2011, and 2010, respectively

As of August 1, 2009, ING's Postretirement Welfare Plans are no longer eligible for the Medicare Drug Subsidy (“RDS”) that was being shared with retirees and beneficiaries. The 2012 expected benefit reduction in the net postretirement benefit cost for the subsidy related to benefits attributed to former employees is $ 0.

On September 7, 2010, ING announced the need for administrative expense reductions across all U.S. operations. Due to the staff reductions, the Company incurred a charge of $3.8 for allocated pension curtailment benefits during the third quarter of 2010, which resulted in the acceleration of a loss related to unrecognized losses. In addition, the Company incurred allocated severance charges of $0.9 due to this action.

45

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans are as follows:

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
			(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$32,829	$32,061	$33,397	$10,109	$10,510	$20,140
Service cost	-	-	-	61	-	545
Interest cost	1,686	1,808	1,896	465	603	904
Contribution by plan participants	-	-	-	557	471	1,089
Actuarial (gain) loss	201	1,889	(268)	(755)	390	(3,940)
Benefits paid	(2,884)	(2,949)	(2,944)	(1,687)	(1,865)	(2,199)
Plan amendments	-	-	-	-	-	(6,884)
Curtailment	-	20	(20)	-	-	855
Benefit obligation at end of year	$31,832	$32,829	$32,061	$8,750	$10,109	$10,510

Change in plan assets
Fair value of plan assets at beginning of year	$-	$-	$-	$-	$-	$-
Employer contributions	2,884	2,949	2,944	1,130	1,394	1,110
Plan participants' contributions	-	-	-	557	471	1,089
Benefits paid	(2,884)	(2,949)	(2,944)	(1,687)	(1,865)	(2,199)
Fair value of plan assets at end of year	$-	$-	$-	$-	$-	$-

Benefit obligation	$(31,832)	$(32,829)	$(32,061)	$(8,750)	$(10,109)	$(10,510)
Unamortized prior service credit	(2)	(5)	(9)	(7,588)	(8,322)	(8,768)
Unrecognized net (loss) gains	9,959	10,818	10,017	(3,418)	(2,969)	(3,548)
Remaining net transition obligation	7,391	8,212	9,238	-	-	-
Total funded status	$(14,484)	$(13,804)	$(12,815)	$(19,756)	$(21,400)	$(22,826)

Amounts recognized in the balance sheets
consist of:
Accrued benefit cost	$(31,832)	$(32,825)	$(32,057)	$(19,756)	$(21,400)	$(22,826)
Intangible assets	7,391	8,212	9,238	-	-	-
Unassigned surplus - minimum
pension liability	9,957	10,809	10,004	-	-	-
Net amount recognized	$(14,484)	$(13,804)	$(12,815)	$(19,756)	$(21,400)	$(22,826)

Component of net periodic benefit cost
Service cost	$-	$-	$-	$61	$-	$545
Interest cost	1,686	1,808	1,896	465	603	904
Amount of unrecognized gains (losses)	1,058	1,089	1,198	(307)	(189)	(75)
Amount of prior service cost recognized	(3)	(3)	(4)	(733)	(445)	(153)
Amortization of unrecognized transition
obligation to transition asset	821	835	1,005	-	-	-
Amount of recognized gain or (loss)
due to a settlement or curtailment	-	211	3,510	-	-	(408)
Total net periodic benefit cost	$3,562	$3,940	$7,605	$(514)	$(31)	$813

Benefit obligation for nonvested employees	$-	$-	$-	$-	$-	$-

Accumulated benefit obligation
for vested participants	$31,832	$32,829	$32,057	$8,750	$10,109	$10,510

46

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Assumptions used in determining year-end liabilities for the defined benefit plans and other benefit plan as of December 31, 2011, 2010 and 2009 were as follows:

	2011	2010	2009
Weighted average discount rate	4.8%	5.5%	6.0%
Rate of increase in compensation level	3.0%	4.0%	3.0%

Assumptions used in determining expense for the defined benefit plans and other benefit plan as of January 1, 2011, 2010 and 2009 were as follows:

	2011	2010	2009
Weighted average discount rate	5.5%	6.0%	6.0%
Rate of increase in compensation level	4.0%	3.0%	1.5%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 7.5%, decreasing gradually to 5.5% over five years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2011 by $0.2. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2010 by $0.1.

The Company expects to pay the following benefits in future years:

Year ending
December 31,	Benefits
(In Thousands)
2012	$3,857
2013	3,693
2014	3,466
2015	3,321
2016	3,113
Thereafter	14,268

The Company’s expected future contributions are equal to its expected future benefit payments. The Company’s 2012 future expected contribution is $ 3.9.

The measurement date used for postretirement benefits is December 31, 2011.

47

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business is as follows:

	Non-Indexed Guarantee Less than/ Equal to 4%	Non - Guaranteed Separate Accounts	Total

	(In Thousands)
December 31, 2011
Premium, consideration or deposits for the year	$226	$156,174	$156,400

Reserves for separate accounts with assets at:
Fair value	$58,264	$1,773,674	$1,831,938
Amortized cost	-	-	-
Total reserves	$58,264	$1,773,674	$1,831,938

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$58,264	$-	$58,264
At market value	-	1,770,094	1,770,094
Subtotal	58,264	1,770,094	1,828,358
Not subject to discretionary withdrawal	-	3,580	3,580
Total separate account liabilities	$58,264	$1,773,674	$1,831,938

December 31, 2010
Premium, consideration or deposits for the year	$204	$184,269	$184,473

Reserves for separate accounts with assets at:
Fair value	$91,804	$2,088,000	$2,179,804
Amortized cost	-	-	-
Total reserves	$91,804	$2,088,000	$2,179,804

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$91,804	$-	$91,804
At market value	-	2,084,757	2,084,757
Subtotal	91,804	2,084,757	2,176,561
Not subject to discretionary withdrawal	-	3,243	3,243
Total separate account liabilities	$91,804	$2,088,000	$2,179,804

48

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2011 and 2010, the Company reported assets and liabilities from Individual Annuity, Group Annuity, Individual Life and Market Value Adjustment (“MVA”) product lines into separate accounts.

Some assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2011:

	Legally Insulated	Not Legally
Product or Transaction	Assets	Insulated Assets
	(In Thousands)
Individual Annuity	$796,686	$-
Group Annuity	1,746	-
Individual Life	1,028,661	-
MVA	60,019	-
	$1,887,112	$-

The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2010:

	Legally Insulated	Not Legally
Product or Transaction	Assets	Insulated Assets
	(In Thousands)
Individual Annuity	$882,623	$-
Group Annuity	146,523	-
Individual Life	1,131,130	-
MVA	94,982	-
	$2,255,258	$-

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. As of December 31, 2011 and 2010, the general account of the Company had a maximum guarantee for separate account liabilities of $45.1 and $44.8, respectively. To compensate the general account for the risk taken, the separate account paid $9.7 and $9.1 in risk charges for the year ended December 31, 2011 and 2010, respectively. Total separate account guarantees paid by the Company’s general account for the year ended December 31, 2011 and 2010, were $0.5 and $0.4, respectively.

The Company does not engage in securities lending transactions within its separate accounts.

49

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Pursuant to the policies and procedures, the Company is required to obtain approval and or otherwise notify the contract holders that assets backing their investments may be loaned in securities lending transactions.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2011	2010	2009
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$156,400	$184,473	$216,156
Transfers from separate accounts	(398,120)	(334,218)	(352,319)
Transfers as reported in the Statements of Operations	$(241,720)	$(149,745)	$(136,163)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2011 and 2010 were as follows:

Guaranteed Minimum
Death Benefit (GMDB)
(In Thousands)
December 31, 2011
Separate Account Liability	$1,013,061
Gross amount of reserve	18,189
Reinsurance reserve credit	-

December 31, 2010
Separate Account Liability	$1,068,557
Gross amount of reserve	13,191
Reinsurance reserve credit	-

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of fixed maturities, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2011 and 2010 was $1.9 billion and $2.3 billion, respectively.

50

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

9. Federal Income Taxes

The Company files a consolidated federal income tax return with its parent ING AIH, a Delaware corporation, and other U.S. affiliates. The Company has a written tax sharing agreement that provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate. The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Australia Retirement Services Holding, LLC
Directed Services, LLC
Furman Selz Investments, LLC
IB Holdings, LLC
IIPS of Florida, LLC
ILICA, Inc.
ING Alternative Asset Management, LLC
ING America Equities, Inc.
ING America Insurance Holdings, Inc.
ING Capital Corporation, LLC
ING Equity Holdings, Inc.
ING Financial Advisors, LLC
ING Financial Partners, Inc.
ING Financial Products Company, Inc.
ING Funds Services, LLC
ING Furman Selz (SBIC) Investments LLC
ING Institutional Plan Services, LLC
ING Insurance Services, Inc.
ING International Nominee Holdings, Inc.
ING Investment Advisors, LLC
ING Investment Management Alternative Assets, LLC
ING Investment Management Co. LLC
ING Investment Management Services, LLC
ING Investment Management, LLC
ING Investment Trust Co.
ING Investments Distributor, LLC

ING Investments, LLC
ING Life Insurance and Annuity Company
ING National Trust
ING North America Insurance Corporation
ING Payroll Management, Inc.
ING Pomona Holdings LLC
ING Realty Group LLC
ING USA Annuity and Life Insurance Company
Lion Connecticut Holdings Inc.
Lion Custom Investments, LLC
Lion II Custom Investments, LLC
Midwestern United Life Insurance Company
Pomona Management LLC
Rancho Mountain Properties, Inc.
ReliaStar Life Insurance Company
ReliaStar Life Insurance Company of New York
Roaring River, LLC
Roaring River II, LLC
Security Life Assignment Corp.
Security Life of Denver Insurance Company
Security Life of Denver International, Ltd.
SLDI Georgia Holdings, Inc.
Systematized Benefits Administrators, Inc.
Whisperingwind I, LLC
Whisperingwind II, LLC
Whisperingwind III, LLC

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2011	2010	2009
	(In Thousands)
Federal tax (benefit) expense on operations	$(1,283)	$31,403	$119,396
Federal tax benefit on capital gains and losses	(18,781)	(4,646)	(70,722)
Foreign tax expense	(1,092)	(1,330)	-
Total current tax (benefit) expense incurred	$(21,156)	$25,427	$48,674

51

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The December 31, 2011 and 2010 balances and related disclosures are calculated and presented pursuant to SSAP No. 10R. The Company has elected to admit DTAs pursuant to paragraph 10.e of SSAP No. 10R for the year ended December 31, 2011. The current year election does not differ from the prior reporting period.

The net decrease in total deferred tax assets that were nonadmitted, including the tax valuation allowance, was $22.4 and $61.1 for December 31, 2011 and 2010, respectively.

52

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The increased amount by tax character of admitted adjusted gross deferred tax assets as result of the application of SSAP No. 10R is as follows:

	2011	2010	Change
	(In Thousands)
Ordinary
Paragraph 10.a.	$-	$-	$-
Paragraph 10.b., lesser of:
Paragraph 10.b.i.	109,326	105,925	3,401
Paragraph 10.b.ii.	196,938	193,780	3,158
Paragraph 10.b. (lesser of b.i. or b.ii.)	109,326	105,925	3,401
Paragraph 10.c.	155,001	125,792	29,209
Total admitted from application of paragraph 10.a. - 10.c.	264,327	231,717	32,610
Paragraph 10.e.i.	-	-	-
Paragraph 10.e.ii., lesser of:
Paragraph 10.e.ii.a.	193,556	199,967	(6,411)
Paragraph 10.e.ii.b.	295,406	290,671	4,735
Paragraph 10.e.ii. (lesser of e.ii.a. or e.ii.b.)	193,556	199,967	(6,411)
Paragraph 10.e.iii.	155,001	125,792	29,209
Total admitted from application of paragraph 10.e.	$348,557	$325,759	$22,798
Capital
Paragraph 10.a.	$-	$-	$-
Paragraph 10.b., lesser of:
Paragraph 10.b.i.	51,846	73,570	(21,724)
Paragraph 10.b.ii.	N/A	N/A	N/A
Paragraph 10.b. (lesser of b.i. or b.ii.)	51,846	73,570	(21,724)
Paragraph 10.c.	11,911	2,193	9,718
Total admitted from application of paragraph 10.a. - 10.c.	63,757	75,763	(12,006)

Paragraph 10.e.i.	-	-	-
Paragraph 10.e.ii., lesser of:
Paragraph 10.e.ii.a.	51,846	73,570	(21,724)
Paragraph 10.e.ii.b.	N/A	N/A	N/A
Paragraph 10.e.ii. (lesser of e.ii.a. or e.ii.b.)	51,846	73,570	(21,724)
Paragraph 10.e.iii.	11,911	2,193	9,718
Total admitted from application of paragraph 10.e.	$63,757	$75,763	$(12,006)

Total
Paragraph 10.a.	$-	$-	$-
Paragraph 10.b., lesser of:
Paragraph 10.b.i.	161,172	179,495	(18,323)
Paragraph 10.b.ii.	196,938	193,780	3,158
Paragraph 10.b. (lesser of b.i. or b.ii.)	161,172	179,495	(18,323)
Paragraph 10.c.	166,912	127,985	38,927
Total admitted from application of paragraph 10.a. - 10.c.	328,084	307,480	20,604

Paragraph 10.e.i.	-	-	-
Paragraph 10.e.ii., lesser of:
Paragraph 10.e.ii.a.	245,402	273,537	(28,135)
Paragraph 10.e.ii.b.	295,406	290,671	4,735
Paragraph 10.e.ii. (lesser of e.ii.a. or e.ii.b.)	245,402	273,537	(28,135)
Paragraph 10.e.iii.	166,912	127,985	38,927
Total admitted from application of paragraph 10.e.	$412,314	$401,522	$10,792

The main components of deferred tax assets and deferred tax liabilities are as follows:

53

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

		2011	2010	Change
		(In Thousands)
(1)	Deferred Tax Assets
	Ordinary:
	Discounting of unpaid losses	$403	$525	$(122)
	Unearned premium reserve	1,258	2,585	(1,327)
	Policyholder reserves	223,726	213,252	10,474
	Investments	123,535	73,333	50,202
	Deferred acquisition costs	126,888	119,977	6,911
	Policyholder dividends accrual	3,817	3,896	(79)
	Compensation and benefits accrual	24,235	26,156	(1,921)
	Pension accrual	25,325	32,311	(6,986)
	Nonadmitted assets and other surplus items	22,568	40,877	(18,309)
	Tax credit carry-forward	2,093	3,028	(935)
	Litigation Accruals	2,970	14,323	(11,353)
	Other	5,136	5,984	(848)
	Total gross deferred tax asset	561,954	536,247	25,707
	Valuation allowance adjustment	2,093	3,028	(935)
	Nonadmitted deferred tax asset	211,304	207,459	3,845
	Admitted ordinary deferred tax assets	$348,557	$325,760	$22,797
	Capital:
	Investments	$63,757	$101,060	$(37,303)
	Total gross deferred tax asset	63,757	101,060	(37,303)
	Valuation allowance adjustment	-	25,298	(25,298)
	Admitted capital deferred tax assets	$63,757	$75,762	$(12,005)

	Total admitted deferred tax assets	$412,314	$401,522	$10,792
(2)	Deferred Tax Liabilities
	Ordinary:
	Investments	$67,185	$49,140	$18,045
	Deferred and uncollected premiums	36,995	33,844	3,151
	Policyholder reserves	18,822	18,951	(129)
	Cost of Collection and Loading	21,470	21,470	-
	Other	1,728	2,386	(658)
	Total deferred tax liability	$146,200	$125,791	$20,409
	Capital:
	Investments	$20,712	$2,193	$18,519
	Total deferred tax liability	$20,712	$2,193	$18,519
	Total deferred tax liabilities	$166,912	$127,984	$38,928

(3)	Net deferred tax assets/liabilities	$245,402	$273,538	$(28,136)

54

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The valuation allowance adjustment to gross deferred tax assets as of December 31, 2011 and 2010 was $2.1 and $28.3, respectively. The net change in the total valuation allowance adjustment for the years ended December 31, 2011 and 2010 was a decrease of $26.2 and $52.0, respectively. The valuation allowance adjustment at 2011 relates to foreign tax credits and 2010 relates to capital losses and foreign tax credits. The valuation allowance is necessary because it is unlikely that the Company will be able to utilize foreign tax credits.

The change in net deferred income taxes reported in surplus before the consideration of nonadmitted assets is comprised of the following components:

	December 31
	2011	2010	Change
		(In Thousands)
Net deferred tax asset	$458,798	$509,323	$(50,525)
Valuation allowance adjustment	(2,093)	(28,326)	26,233
Net adjusted deferred tax asset	456,705	480,997	(24,292)
Remove unrealized losses	(6,790)	4,872	(11,662)
Net tax effect without unrealized gains and losses	$463,495	$476,125	(12,630)

Remove other items in surplus:
Additional minimum pension liability			(298)
Current year change in nonadmitted assets			(28,476)
Unauthorized reinsurer			(1,665)
Other change in deferred taxes for rate reconciliation			9,866
			$7,943

55

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Below shows the calculations to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	2011	2010	Change
Ordinary
Adjusted gross DTAs (% of total adjusted
gross DTAs)	6.70%	6.00%	0.70%
Net admitted adjusted gross DTAs (% of Total
net admitted adjusted gross DTAs)	10.13%	9.10%	1.03%
Capital
Adjusted gross DTAs (% of total adjusted
gross DTAs)	8.31%	12.08%	-3.77%
Net admitted adjusted gross DTAs (% of Total
net admitted adjusted gross DTAs)	12.57%	18.32%	-5.75%
Total
Adjusted gross DTAs (% of total adjusted
gross DTAs)	15.01%	18.08%	-3.07%
Net admitted adjusted gross DTAs (% of Total
net admitted adjusted gross DTAs)	22.70%	27.42%	-4.72%

The Company has no unrecorded tax liabilities as of December 31, 2011.

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

		2011		2010		2009
			Effective		Effective		Effective
		Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate
				(In Thousands)
Ordinary income (loss)		$(67,472)		$(118,105)		$223,958
Capital losses		(36,702)		(90,695)		(267,780)
Total pretax income (loss)		(104,174)		(208,800)		(43,822)
Expected tax expense (benefit) at 35% statutory rate		(36,461)	35.0%	(73,080)	35.0%	(15,338)	35.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(4,418)	4.2%	(4,227)	2.0%	(2,674)	6.1%
b.	Interest maintenance reserve	1,716	-1.6%	15,265	-7.3%	(31,966)	72.9%
c.	Reinsurance	51,451	-49.4%	128,995	-61.8%	23,051	-52.6%
d.	Settlement of IRS audit	2,732	-2.6%	(6,272)	3.0%	(19,719)	45.0%
e.	Return of capital	-	0.0%	-	0.0%	10,412	-23.8%
f.	Tax credits	(16,289)	15.6%	(15,455)	7.4%	(9,982)	22.8%
g.	Change in valuation allowance	(26,233)	25.2%	(51,972)	24.9%	80,298	-183.2%
h.	Other	(1,597)	1.5%	(32)	0.0%	(1,605)	3.7%
Total income tax reported		$(29,099)	27.9%	$(6,778)	3.2%	$32,477	-74.1%

Current income taxes (benefit) expenses incurred		$(21,156)	20.3%	$25,427	-12.2%	$48,674	-111.1%
Change in deferred income tax*		(7,943)	7.6%	(32,205)	15.4%	(16,197)	37.0%
Total income tax reported		$(29,099)	27.9%	$(6,778)	3.2%	$32,477	-74.1%
* excluding tax on unrealized gains (losses) and other surplus items

The Company's risk-based capital (“RBC”) level used for purposes of paragraph 10.d. is based on authorized control level RBC of $245.1 and total adjusted capital of $2,145.9.

56

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The amount of net admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the RBC calculation and the increased amount of deferred tax assets, admitted assets and surplus as the result of the application of paragraph 10.e:

	2011	2010	Change
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Net Admitted DTA:
Ordinary	$109,326	$105,925	$3,401
Capital	51,846	73,570	(21,724)
Total net admitted DTA	161,172	179,495	(18,323)
Admitted assets	20,695,387	20,717,403	(22,016)
Statutory surplus	2,020,090	1,984,104	35,986
Total adjusted capital	2,163,631	2,049,961	113,670

Increases Due to SSAP No. 10R, Paragraph 10.e.:
Net Admitted DTA:
Ordinary	$193,556	$199,968	$(6,412)
Capital	51,846	73,570	(21,724)
Total net admitted DTA	245,402	273,538	(28,136)
Admitted assets	20,779,617	20,811,446	(31,829)
Statutory surplus	2,104,320	2,078,147	26,173
Total adjusted capital	2,247,861	2,144,004	103,857

Increased Net Admitted DTA:	$84,230	$94,043	$(9,813)

As of December 31, 2011, there is no operating loss or tax credit carryforward available for tax purposes. The Company has a foreign tax credit carry forward of $2.1 offset by a full tax valuation allowance.

There are no amounts of federal income taxes incurred that will be available for recoupment in the event of future net losses from 2011, 2010 and 2009.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2011.

Under the intercompany tax sharing agreement, the Company has a receivable from ING AIH, an affiliate, of $15.6 and $80.5 for federal income taxes as of December 31, 2011 and 2010, respectively.

57

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The Company’s transferable and non-transferable state tax credit assets at December 31, 2011 and 2010 are as follows:

Method of Estimating Utilization of			Unused Credit
Remaining Transferrable State Tax Credit	State	Carrying Value	Remaining
		(In Thousands)
December 31, 2011
Estimated credit based on investment in
motion picture/film production credits	CT	$484	$501
Estimated credit based on investment in
low income housing investment	GA	1,668	1,445
Fixed credit at time of purchase	AL	1,253	1,649
Total State Tax Credits		$3,405	$3,595

December 31, 2010
Estimated credit based on investment in
motion picture/film production credits	CT	$938	$1,002
Estimated credit based on investment in
low income housing investment	GA	1,668	1,740
Total State Tax Credits		$2,606	$2,742

The Company does not have any non-transferable or nonadmitted state tax credit assets at December 31, 2011.

A reconciliation of the change in the unrecognized income tax benefits for the years is as follows:

		December 31
	2011	2010	2009
	(In Thousands)
Balance at beginning of year	$26,160	$7,625		$24,070
Additions for tax positions related to current year	-	-		188
Reductions for tax positions related to prior years	(3,537)	(8,214)		(16,741)
Additions for tax positions related to prior years	3,537	27,331		108
Settlements	(24,350)	(582)		-
Balance at end of year	$1,810	$26,160		$7,625

The Company had $1.8, $1.8 and $7.6 of unrecognized tax benefits as of December 31, 2011, 2010 and 2009, respectively, that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Federal income taxes and Federal income tax expense on the Balance Sheet

58

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

and Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2011 and 2010.

In March 2011, the Internal Revenue Service (“IRS”) completed its examination of the Company’s return for tax year 2009. In first quarter of 2011, the Company increased its current tax expense and paid ING AIH $52.5 ($28.1 net of unrecognized tax benefits) to record the 2009 Audit Settlement.

The Company is currently under audit by the IRS for tax years 2010 through 2012 and it is expected that the examination of tax year 2010 will be finalized within the next twelve months. The timing of the payment of the unrecognized tax benefits of $1.8 cannot be reliably estimated. The Company and the IRS have agreed to participate in the Compliance Assurance Program (“CAP”) for tax years 2010, 2011 and 2012.

10. Investment in and Advances to Subsidiaries

The Company has five wholly owned insurance subsidiaries at December 31, 2011, ReliaStar Life Insurance Company of New York (“RNY”), Whisperingwind I, LLC (“WWI”), Whisperingwind II, LLC (“WWII”), and Roaring River, LLC (“RRLLC”) and Roaring River II, LLC (“RRIILLC”).

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2011	2010
	(In Thousands)
Common stock (cost - $833,015 in 2011 and $783,015 in 2010)	$281,525	$320,196

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

	December 31
	2011	2010	2009
	(In Thousands)
Revenues	$688,705	$515,246	$1,242,243
Loss before net realized gains and losses	(526,680)	(91,110)	(454,811)
Net loss	(372,917)	(98,150)	(294,439)
Admitted assets	6,071,640	5,246,718	4,834,089
Liabilities	5,025,056	4,033,123	4,056,756

Asset and liability amounts for WWI, WWII, RRLLC and RRIILLC are included in the above table, however, the Company’s carrying amount for WWI, WWII, RRLLC and RRIILLC is zero.

The Company received no cash dividends from RNY during years ended December 31, 2011, 2010 and 2009.

59

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWI, as a limited liability company. WWI received its licensure as a special purpose financial captive insurance company (“Captive”) from the Director of the South Carolina Department of Insurance on May 29, 2007. After receiving all required and customary regulatory approvals, WWI commenced doing business as a Captive on May 29, 2007. As of December 31, 2011 and 2010, WWI has no carrying value. The Company did not contribute capital to WWI during the years ended December 31, 2011, 2010 and 2009, respectively. The Company received cash dividends from WWI of $0.0, $50.0 and $0.0 during years ended December 31, 2011, 2010 and 2009, respectively. During 2011, 2010 and 2009, the Company ceded premium to WWI of $56.3, $58.4 and $82.9, respectively. The amount of ceded reserves at December 31, 2011, 2010 and 2009 were $487.7, $401.1 and $316.5, respectively. The amount of insurance in force ceded to WWI was $38.8 billion, $40.3 billion and $41.9 billion at December 31, 2011, 2010 and 2009, respectively.

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWII, as a limited liability company. WWII received its licensure as a Captive from the Director of the South Carolina Department of Insurance on October 26, 2007. After receiving all required and customary regulatory approvals, WWII commenced doing business as a Captive on November 1, 2007. As of December 31, 2011 and 2010, WWII has no carrying value. The Company contributed no capital to WWII during the years ended December 31, 2011, 2010 and 2009. The Company received cash dividends from WWII of $0.0, 60.0 and 0.0 during years ended December 31, 2011, 2010 and 2009, respectively. During 2011, 2010 and 2009, the Company ceded premium to WWII of $28.2, $32.3 and $34.2, respectively. The amount of ceded reserves at December 31, 2011, 2010 and 2009 were $334.7, $281.5, and $287.7, respectively. The amount of insurance in force ceded to WWII was $791.9, $795.0 and $801.5 at December 31, 2011, 2010 and 2009, respectively.

On September 12, 2008, the Company created a Missouri domiciled, wholly owned subsidiary, RRLLC, as a limited liability company. RRLLC received its licensure as a Captive from the Director of the Missouri Department of Insurance on December 26, 2008. After receiving all required and customary regulatory approvals, RRLLC commenced doing business as a special purpose life reinsurance captive (“Captive”) on January 1, 2008. As of December 31, 2011 and 2010, RRLLC has no carrying value. The Company contributed capital to RRLLC of $50.0 and $0.0 during the year ended December 31, 2011 and 2010, respectively. During 2011, 2010 and 2009, the Company ceded premium to RRLLC of $230.1, $(383.2) and $648.7, respectively. The amount of ceded reserves at December 31, 2011, 2010 and 2009 were $289.0, $204.0 and $487.5, respectively. The amount of insurance in force ceded to RRLLC was $107.8 billion, $71.7 billion and $139.3 billion at December 31, 2011, 2010 and 2009, respectively. During the 3rd quarter of 2008, the Company decided to pursue wind-up of the operations of its ING Re (UK) Limited subsidiary and the dissolution of such subsidiary by way of a Members Voluntary Liquidation (“MVL”) as allowed by UK law. The

60

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

operations of ING Re (UK) Limited ceased during 2010 with a distribution of capital from ING Re (UK) Limited to the Company in the amount of $43.9 and $1.5 on November 11, 2009 and December 29, 2010, respectively. After the final distribution, the subsidiary was fully liquidated and had a carrying value of $0 as of December 31, 2010. The final liquidation meeting was held on February 10, 2011, and the liquidators subsequently filed their final report with the UK Registrar of Companies. The liquidation of ING Re (UK) Limited was thereafter given effect on May 21, 2011.

On March 29, 2010, the Company created RRIILLC under the laws of the State of Missouri. RRIILLC received its licensure as a Captive pursuant to Missouri Revised Statutes Chapter 379 Sections 379.1353 to 379.1421 and the rules, regulations and interpretations of the Missouri Department of Insurance. On September 28, 2010, the Company made an initial capital contribution of $250.0 to RRIILLC which established a special deposit in the State of Missouri. As of December 31, 2011, RRIILLC has no carrying value. The Company contributed capital to RRIILLC of $0.0 and $217.8 during the years ended December 31, 2011 and 2010, respectively. During 2011 and 2010, the Company ceded premium to RRIILLC of $121.7 and $509.1, respectively. The amount of ceded reserves at December 31, 2011 and 2010 were $775.8 and $515.5, respectively. The amount of insurance in force ceded to RRLLC was $101.4 billion and $60.7 billion at December 31, 2011 and 2010, respectively.

11. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $154.0, $262.3 and $463.4 for 2011, 2010 and 2009, respectively.

61

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2011	2010	2009
	(In Thousands)
Premiums	$2,267,780	$2,928,711	$2,858,276
Benefits paid or provided	1,519,210	1,673,849	1,478,685
Policy and contract liabilities at year end	5,679,673	5,042,812	4,409,635

The amount of reinsurance credits taken for new agreements executed since January 1, 2011 to include policies or contracts that were in force or which had existing reserves established by the Company, were $18.8.

The Company does have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. The aggregate reduction in surplus of a unilateral cancelation by the reinsurer which results in a net obligation of the reporting entity to the reinsurer is $3.0 and the total amount of reinsurance credits taken for these agreements is $2.7.

Group Reinsurance Transaction: Effective January 1, 2010, the Company entered into coinsurance agreements with various subsidiaries of Reinsurance Group of America Incorporated (“RGA”). Under the terms of the agreements, the Company ceded to RGA 100% of various blocks of business issued by ING Reinsurance, including Group Life, Accident and Special Risk, Medical, Managed Care, and Long-term Disability contracts (the “Contracts”). RGA paid the Company a ceding commission of $129.8 in the form of cash ($103.8) and assets ($26.0). The ceding commission was established as a deferred gain of $129.8, which is reflected in Capital and Surplus and is being amortized over the reinsurance period. The Company pays RGA premiums, fees, tax refunds and credits, reinsurance recoverable, and any other payments due, under the Contracts. Under the terms of the agreement, RGA is required to provide the Company security for the Company’s full statutory reserve credit for reinsurance by providing a 100% collateralized security trust. RGA has established trusts with The Bank of New York and CIBC Mellon as the trustees and the Company as beneficiary in which the Company deposited $25.7 as of December 31, 2011.

12. Capital and Surplus

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of the net gain from operations excluding realized capital gains or 10% of surplus at December 31 of the preceding year.

Lion loaned $100.0 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a

62

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

surplus note which will mature on September 15, 2021, with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce. For the year ended December 31, 2011, 2010 and 2009, interest paid totaled $3.7, $3.4 and $3.2, respectively. There is no accrued interest for the years ended December 31, 2011 and 2010.

On December 29, 2004, ING USA Annuity and Life Insurance Company (“ING USA”) issued a 6.3% surplus note in the amount of $175.0 to the Company. The note matures on December 29, 2034 and is included in other invested assets on the balance sheet. Per SSAP No. 41, Surplus Notes, Paragraph 10.b.i.(b), a statement factor was established for the surplus note of 0.834 as a multiple of the face amount for the year ended 2011. The carrying value of the surplus note at December 31, 2011 was $146.0. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. For the years ended December 31, 2011, 2010 and 2009, interest paid was $11.1, $11.1 and $11.1, respectively.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING AIH, of which $190.0 was contributed to the Company, effective for December 31, 2008. The Company then contributed capital of $90.0 to RNY in 2009. The Company received capital contributions from Lion of $52.0 and $50.0 during 2011 and 2010, respectively. On February 18, 2011, Lion contributed $50.0 to the Company. The Company received permission from the Minnesota Department of Insurance to count this contribution as a receivable at December 31, 2010 per SSAP No. 72, Surplus and Quasi-reorganizations (“SSAP 72”). The Company paid dividends of $0.0, $221.0 and $0.0 to Lion during 2011, 2010 and 2009, respectively.

Life and health insurance companies are subject to certain Risk Based Capital requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2011, the Company meets the RBC requirements.

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

13. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

	December 31
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)
Assets:
Bonds	$13,363,097	$14,743,153	$12,458,400	$13,094,107
Preferred stocks	31,448	37,709	57,537	64,246
Unaffiliated common stocks	31,114	31,114	64,612	64,612
Mortgage loans	1,951,346	2,010,751	1,965,481	2,024,227
Derivatives
Forwards	4,144	4,144	2,766	2,765
Swaps	130,422	129,221	74,831	85,300
Options owned	877	877	2,259	2,259
Securities lending reinvested collateral	86,974	86,974	222,440	222,440
Contract loans	644,563	644,563	663,680	663,680
Cash, cash equivalents and
short term investments	674,075	674,075	604,431	604,431
Separate account assets	1,887,112	1,887,112	2,255,258	2,255,258
Liabilities:
Derivatives
Swaps	167,139	246,307	114,539	179,477
Forwards	114	114	254	254
Payable for securities lending	86,974	86,974	222,440	222,440

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 1.1% and 16.0 % over the total portfolio. Effective December 31, 2011, the Company’s statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The table below shows assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable input (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2011 and December 31, 2010:

At December 31, 2011
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Residential mortgage-backed	$-	$2,580	$-	$2,580
Preferred stock	-	-	2,597	2,597
Common stock	29,356	-	1,758	31,114
Cash, cash equivalents and short-
term investments	471,735	-	-	471,735
Derivatives
Forwards	4,144	-	-	4,144
Interest rate swaps	-	129,388	-	129,388
Call options	-	-	877	877
Separate account assets	1,841,714	45,398	-	1,887,112
Total assets	$2,346,949	$177,366	$5,232	$2,529,547

Liabilities:
Derivatives
CDS buy	$-	$67	$-	$67
CDS sell	-	-	5,318	5,318
Forwards	-	114	-	114
Interest rate swaps	-	106,642	45,725	152,367
Total liabilities	$-	$106,823	$51,043	$157,866

The Company did not have any security transfers between Level 1 and Level 2 during 2011. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

67

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

At December 31, 2010
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
US Corporate, State and Municipal	$-	$9,072	$-	$9,072
Residential Mortgage Backed	-	1,856	7,112	8,968
Commercial Mortgage Backed	-	17,004	-	17,004
Other Asset Backed	-	-	2,394	2,394
Preferred stock	-	4,980	548	5,528
Common stock	53,768	-	10,844	64,612
Cash, cash equivalents and short-
term investments	340,305	-	-	340,305
Derivatives
Forwards	2,721	43	-	2,764
Options	-	-	2,259	2,259
Swaps	-	74,831	-	74,831
Separate account assets	2,181,547	73,711	-	2,255,258
Total assets	$2,578,341	$181,497	$23,157	$2,782,995

Liabilities:
Derivatives
Swaps	$-	$85,579	$28,201	$113,780
Forwards	21	233	-	254
Total liabilities	$21	$85,812	$28,201	$114,034

Bonds: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Privately placed bond fair value are determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. Over the course of 2010 and 2011, price transparency and liquidity for bonds backed by subprime mortgages have improved with reduced volatility across broader risk markets. The company monitors the market for subprime and continues to categorize these securities as Level 3 in the valuation hierarchy.

Preferred and Common Stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

68

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

Cash and cash equivalents and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company also has certain swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. The underlying instruments in bonds have valuations that are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for fixed maturities.

69

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2011:

At December 31, 2011
	Bonds				Derivatives
			Preferred	Common
	RMBS/FX	ABS	Stock	Stock	Call Options CDS Sell		Swaps	Total
	(In Thousands)
Beginning balance	$7,112	$2,394	$548	$10,844	$2,259	$-	$(28,201)	$(5,044)
Transfers into Level 3	-	-	2,527	-	-	-	-	2,527
Transfers out of Level 3	(7,112)	(2,394)	(548)	(8,846)	-	-	-	(18,900)
Total gains (losses)
included in income	-	-	-	-	48	-	845	893
Total gains (losses)
included in surplus	-	-	70	(283)	-	(5,318)	(18,369)	(23,900)
Purchases	-	-	-	44	1,270	-	-	1,314
Issues	-	-	-	-	-	-	-	-
Sales	-	-	-	(1)	(2,701)	-	-	(2,702)
Settlements	-	-	-	-	-	-	-	-
Ending balance	$-	$-	$2,597	$1,758	$876	$(5,318)	$(45,725)	$(45,812)

The transfers out of Level 3 during the year ended December 31, 2011 in bonds are primarily due to the Company’s determination that the market for subprime residential mortgage-backed securities ("RMBS") has become sufficiently active. While the valuation methodology has not changed, the Company has concluded that frequency of transactions in the market for subprime RMBS securities constitute an active market and therefore are now classified as Level 2.

The remaining transfers in and out of Level 3 during the year ended December 31, 2011 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

70

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2010:

		At December 31, 2010
			Bonds				Derivatives
					Preferred	Common
			RMBS/FX	ABS	Stock	Stock	Call Options	Swaps	Total
						(In Thousands)
		Beginning balance	$7,686	$-	$2,527	$10,758	$3,035	$-	$24,006
		Transfers into Level 3	2,193	3,000	-	-	-	1,649	6,842
		Transfers out of Level 3	(2,077)	-	(2,000)	-	-	-	(4,077)
		Total gains (losses)
		included in income	(4,138)	-	-	(287)	2,327	-	(2,098)
		Total gains (losses)
		included in surplus	3,748	(606)	21	479	(424)	(29,850)	(26,632)
		Purchases	-	-	-	769	1,586	-	2,355
		Issues	-	-	-	-	-	-	-
		Sales	(300)	-	-	(875)	(4,265)	-	(5,440)
		Settlements	-	-	-	-	-	-	-
		Ending balance	$7,112	$2,394	$548	$10,844	$2,259	$(28,201)	$(5,044)

14	.	Commitments and Contingencies

Guarantee Agreement: The Company, effective January 2002, entered in a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for $250.0 obligation of another ING affiliate, Security Life of Denver International Limited (“SLDI”), through December 18, 2023. The Company’s Board of Directors approved this transaction on April 25, 2002. The two affiliated life insurers were Security-Connecticut Life Insurance Company (“SCL”), which subsequently merged into the Company, and Security Life of Denver Insurance Company (“SLD”). The joint and several guarantees of the two remaining insurers are capped at $250.0. If SLDI were to default on its payment obligation, the Company would be required to make the payments on SLDI’s behalf. The State of Colorado and the State of Minnesota did not disapprove the guarantee agreement. As of December 31, 2011, no payments have been required under the guarantee and the potential amount of future payments is remote, therefore, no contingent liability or payment expense has been recorded. The Company has recorded a non-contingent liability for the ongoing obligation to provide the guarantee of $1.3. This liability will amortize over the life of the agreement as the guarantee obligation expires

Due to the ratings downgrade of the Company by Moody’s Inc. on October 27, 2009, the Company was contractually required to collateralize its guarantee obligation. Accordingly, on January 22, 2010 the Company provided a letter of credit from the Federal Home Loan Bank of Des Moines (“FHLB”) in support of this obligation. The Company pledged assets with a market value of $337.2 and $300.5 as of December 31, 2011 and 2010, respectively, to the FHLB as collateral for the letter of credit.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $244.3 and $64.3 at

71

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

December 31, 2011 and 2010, respectively. The Company is also committed to provide additional capital contributions for partnerships of $102.7 and $145.8 at December 31, 2011 and 2010, respectively.

Operating Leases: The Company is party to certain cost sharing agreements with other affiliated ING United States companies. Included in those cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. During the years ended December 31, 2011, 2010 and 2009, rent expense totaled $3.0, $2.6 and $4.7, respectively.

The Company does not have any minimum aggregate rental commitments under the cost sharing arrangements and service agreements. The Company does not have any future minimum lease payment receivables under the cost sharing arrangements and service agreements.

Legal Proceedings: The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters: As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Considerable regulatory scrutiny currently is being focused on whether and to what extent life insurance companies are using the Unites States Social Security Administration’s Death Master File (“SSDMF”) to proactively ascertain when customers have deceased and to pay benefits even where no claim for benefits has been made. The Company has received industry-wide and company-specific inquiries and is engaged in market conduct examinations with respect to its claims settlement practices, use of the SSDMF, and compliance with unclaimed property laws. A majority of states are conducting an audit of the Company’s compliance with unclaimed property laws. The Company also has been reviewing whether benefits are owed and whether reserves are adequate in instances where an insured appears to have died, but no claim for death benefits has been made. Some of the investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries, and additional escheatment of funds deemed abandoned under

72

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

state laws. They may also result in fines and penalties and changes to the Company’s procedures for the identification and escheatment of abandoned property, and other financial liability. While it is not possible to predict the outcome of any such action, or internal or external investigations, examinations, reviews or inquiries, management does not believe that they will have a material adverse effect on the Company’s financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, death benefits and surrenders.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

During 2009, the Company took certain actions to reduce its exposure to interest rate and market risks. These actions included reducing guaranteed interest rates for new business, reducing credited rates on existing business, curtailing sales of some products, reassessment of the investment strategy with a focus on U.S. Treasury and investment grade assets, as well as hedging certain funds which previously were not hedged and continuing a hedging program to mitigate the impact of potential declines in equity markets and their impact on regulatory capital. During 2010 and 2011, the Company continued monitoring these initiatives and their impacts on earnings, capital, and liquidity, and will continue to determine whether further actions are necessary.

73

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

ING Restructuring Plan: On October 26, 2009, ING announced the key components of the final Restructuring Plan ING submitted to the European Commission (“EC”) as part of the process to receive EC approval for the state aid granted to ING by the State of the Netherlands (the "Dutch State") in the form of EUR 10 billion Core Tier 1 securities issued on November 12, 2008 and the full credit risk transfer to the Dutch State of 80% of ING's Alt-A RMBS on March 31, 2009 (the "ING-Dutch State Transaction"). As part of the Restructuring Plan, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or combinations thereof. In November 2009, the Restructuring Plan received formal EC approval and the separation of insurance and banking operations and other components of the Restructuring Plan were approved by ING shareholders. As part of the Restructuring Plan, ING agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, remain unaltered and the additional payments are not borne by the Company or any other ING U.S. subsidiaries.

In January 2010, ING lodged an appeal with the General Court of the European Union against specific elements of the EC’s decision regarding ING’s Restructuring Plan. In its appeal, ING contests the way the EC has calculated the amount of state aid ING received, and the disproportionality of the price leadership restrictions specifically, and the disproportionality of restructuring requirements in general. In July 2011, the appeal case was heard orally by the General Court of the European Union. By judgment of March 2, 2012, the Court partially annulled the EC’s decision of November 18, 2009, as a result of which a new decision has to be taken by the EC. Interested parties can file an appeal against the General Court’s judgment before the Court of Justice of the European Union within two months and ten days after the date of the General Court’s judgment.

On November 10, 2010, ING announced that, in connection with the Restructuring Plan, while the option of one global initial public offering (“IPO”) remains open, ING will prepare for a base case of an initial public offering of the Company and its U.S.-based insurance and investment management affiliates.

On August 19, 2011, Fitch Ratings Ltd. (“Fitch”) revised the Company’s Rating Watch status to Evolving from Negative.

On November 17, 2011, S&P affirmed the “A” rating of the Company and revised the outlook to Stable from Negative based on de-risking and improving business fundamentals. On December 8, 2011, S&P downgraded the counterparty credit and insurance financial strength rating of the Company to “A-“ from “A” and revised the outlook to Watch Negative from Stable. On March 7, 2012, S&P affirmed the

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RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

counterparty credit and insurance financial strength rating of the Company at “A-“ and revised the outlook t Stale from Watch Negative.

On December 7, 2011, Moody’s downgraded the insurance financial strength rating of the Company to “A3” from “A2” and revised the outlook to Stable from Negative.

On December 14, 2011, A.M. Best affirmed the insurance financial strength rating of the Company at “A”, downgraded the issuer credit rating to “a” from “a+” and revised the outlook to Ratings Under Review with Negative Implications from Stable.

15. Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York Mellon, (“Mellon"). Under this agreement, the Company can borrow up to $50.0 from Mellon. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for Mellon for the period applicable for the advance plus 0.4% or (2) a rate quoted by Mellon to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, there were no amounts payable to Mellon at December 31, 2011 and 2010.

The Company maintains a reciprocal loan agreement with ING AIH to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2020, the Company and ING AIH can borrow up to 2% of the Company's admitted assets, excluding separate account assets, as of December 31 of the preceding year from one another. Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company received interest income of $0.7, $0.6 and $0.7 for the years ended December 31, 2011, 2010, and 2009, respectively.

Through this reciprocal loan agreement, the Company borrowed $10.0 and repaid $10.0 in 2011 and borrowed $0 and repaid $0 in 2010. These borrowings were on a short term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions. Interest expense on borrowed money was $0.0, $0.6 and $0.5 during 2011, 2010 and 2009, respectively.

The Company is the beneficiary of letters of credit totaling $898.2; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing.

75

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

16. Related Party Transactions

Cost Sharing Arrangements: Management and services contracts and all cost sharing arrangements with other affiliated ING United States companies are allocated among companies in accordance with systematic cost allocation methods.

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management services. The Company has entered into an administrative services agreement with IIM under which IIM provides the Company with asset liability management services. Beginning in 2010, IIM began using competitive market rates to bill the Company for both the asset management and ancillary services provided. Total fees under the agreement were approximately $32.9, $30.7 and $30.0 for the years ended December 31, 2011, 2010 and 2009, respectively.

Services Agreements: The Company has entered into an inter-insurer services agreement with certain of its affiliated insurance companies in the United States (“affiliated insurers”) whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting, and other services to each other. The Company has entered into a services agreement with ING North America whereby ING North America provides certain administrative, management, professional, advisory, consulting and other services to the Company. The Company has entered into a services agreement with RNY whereby the Company provides certain administrative, management, professional, advisory, consulting and other services to RNY. The Company has entered into a services agreement with ING Financial Advisers, LLC (“ING FA”) to provide certain administrative, management, professional advisory, consulting, and other services to the Company for the benefit of its customers. Charges for these services are determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company. The Company entered into a services agreement with WWI and ING North America whereby the Company and ING North America provide certain administrative, management, professional, advisory, consulting and other services to WWI. The Company entered into a services agreement with WWII and ING North America whereby the Company and ING North America provide certain administrative, management, professional, advisory, consulting and other services to WWII. The total expense incurred for all these services was $259.1, $228.4 and $170.1 for the years ended December 31, 2011, 2010 and 2009, respectively.

Tax Sharing Agreements: The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to

76

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

Interest Rate Swap: Effective June 29, 2007 the Company entered into an interest rate swap agreement (“IRSA”) with ING AIH. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective June 30, 2007 with WWIII. The duration of the agreement is 30 years. The notional value of this interest rate swap is $120.2 with this transaction having minimal impact to the income statement. Effective November 1, 2007 the Company entered into an interest rate swap agreement (“IRSA”) with ING AIH. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective November 1, 2007 with WWII. The duration of the agreement is 30 years. The notional value of this interest rate swap is $383.7 with this transaction having minimal impact to the income statement.

Fixed Maturity Asset Transfer: During the fourth quarter of 2010, the Company sold securities with a carrying value of $918.1 to its affiliate company, SLD. At the date of sale, the securities had a fair value of $972.1 and the Company recognized a gain of $54.0. Simultaneously, the Company purchased securities from SLD with a fair value of $888.9. This asset transfer was approved by the Minnesota Division of Insurance prior to execution.

17. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues for the cost of potential future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The accrual methodology follows a retrospective-premium-based guaranty-fund assessments construct. The Company has estimated this liability to be $8.8 and $7.3 as of December 31, 2011 and 2010, respectively, and has recorded a liability in accounts payable and accrued expenses on the Balance Sheets. The Company has also recorded an asset in other assets on the Balance Sheets of $8.3 and $6.7 as of December 31, 2011 and 2010, respectively, for future credits to premium taxes for assessments already paid and/or accrued.

77

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

The following table shows a reconciliation of assets recognized as of December 31, 2011 and 2010 (in thousands):

Assets recognized from paid and accrued premium tax offsets
and policy surcharges as of December 31, 2010	$6,733

Decreases current year:

Policy surcharges collected	-
Policy surcharges charged off	-
Premium tax offset applied	377

Increases current year:

Policy surcharges collected	-
Policy surcharges charged off	-
Premium tax offset applied	1,504
Premium tax offset generated due to accounting changes	373
Changes in premium tax offset capacity / other adjustments	54

Assets recognized from paid and accrued premium tax offsets
and policy surcharges as of December 31, 2011	$8,287

78

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

18. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2011	2010
	(In Thousands)
Balance at January 1	$427,337	$1,108,811
Less reinsurance recoverables	126,814	166,618
Net balance at January 1	300,523	942,193

Incurred related to:
Current year	16,146	29,405
Prior years	(83,546)	(666,337)
Total incurred	(67,400)	(636,932)

Paid related to:
Current year	9,642	21,342
Prior years	7,466	(16,605)
Total paid	17,108	4,737

Net balance at December 31	216,016	300,523
Plus reinsurance recoverables	123,143	126,814
Balance at December 31	$339,159	$427,337

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends, but also includes a reduction due to retroactive reinsurance of worker's compensation carve-out reserves. Incurred and paid claims are presented net of reinsurance. The change in prior year incurred claims in 2011 reflects the impact of the Company’s group reinsurance transaction with RGA in 2010 not repeated in 2011, which is described in Note 11. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets.

19. Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of group life premiums written, net of reinsurance, by the Company that was subject to retrospective rating features was $10.8, $10.7, and $0 for December 31, 2011, 2010, and 2009, respectively. This represented 30.2%, 20.7%, and 0% of the total group life premiums written, net of reinsurance, for December 31, 2011, 2010, and 2009,

79

RELIASTAR LIFE INSURANCE COMPANY
Notes to Supplementary Information
December 31, 2011

respectively. There were no group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company at December 31, 2011, 2010 or 2009. No other net premiums written by the Company are subject to retrospective rating features.

20	.	Direct Premiums Written/Produced by Managing General Agents/Third Party
		Administrators

		Name of Managing			Type of	Type of	Total Direct
		General Agent or Third	FEIN	Exclusive	Business	Authority	Premiums
		Party Administrator	Number	Contract	Written	Granted	Written
							(In Thousands)
		Reliastar Record Keeping	41-0451140	Y	Group Annuity	P	$5,091
		Disability Reinsurance Mangement Services	01-0483086	N	Disability Income	C,CA,B,U	85,393

							$90,484

The aggregate amount of premiums written through managing general agents or third party administrators during 2011 is $90.5.

21. Subsequent Events

The Company is not aware of any other events occurring subsequent to December 31, 2011 that may have a material effect on the Company’s financial statements. The Company evaluated events subsequent to December 31, 2011 through March 30, 2012, the date the statutory financial statements were available to be issued.

80

SEPARATE ACCOUNT N PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
	(1)	Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Financial Statements of Separate Account N:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2011
		-	Statements of Operations for the year ended December 31, 2011
		-	Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010
		-	Notes to Financial Statements
Financial Statements - Statutory Basis - of ReliaStar Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets - Statutory Basis - as of December 31, 2011 and 2010
		-	Statements of Operations - Statutory Basis - for the years ended December 31,
2011, 2010 and 2009
		-	Statements of Changes in Capital and Surplus - Statutory Basis - for the years ended December 31, 2011, 2010 and 2009
		-	Statements of Cash Flows - Statutory Basis - for the years ended December 31,
2011, 2010 and 2009
		-	Notes to Financial Statements - Statutory Basis

(b)	Exhibits
	(1.1)		Resolution of the Board of Directors of ReliaStar Life Insurance Company
(“Depositor”) Authorizing the Establishment of Separate Account N (“Registrant”)
• Incorporated by reference to Initial Registration Statement on Form N-4 (File No.
333-120636), as filed on November 19, 2004.
	(1.2)		Resolution of the Executive Committee of the Board of Directors of Northern Life
Insurance Company (“Depositor”) Authorizing the Establishment of Separate
Account One (“Registrant”) • Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as
filed on April 20, 1998.
	(2)		Not applicable
	(3.1)		Distribution and Administrative Services Agreement between ING Financial
Advisers, LLC and Depositor • Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-100207),
as filed on February 20, 2004.

(3.2)	Amended Broker/Dealer Variable Annuity Compensation Schedule • Incorporated
by reference to Post-Effective Amendment No. 9 to Registration Statement on
Form N-4 (File No. 033-90474), as filed on November 5, 1999.
(3.3)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ReliaStar Life Insurance Company •
Incorporated by reference to Post-Effective Amendment No. 21 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 5, 2011.
(3.4)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ReliaStar Life Insurance Company
• Incorporated by reference to Post-Effective Amendment No. 21 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 5, 2011.
(4.1)	Contract TSA-M [Form 40063 11-04] • Incorporated by reference to Pre-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-120636),
as filed on February 23, 2005.
(4.2)	Endorsement 149468-09 to Contract TSA-M [Form 40063 11-04] • Incorporated
by reference to Post-Effective Amendment No. 11 to Registration Statement on
Form N-4 (File No. 333-120636), as filed on April 16, 2009.
(4.3)	Contract TSA-T [Form 40064 11-04] • Incorporated by reference to Pre-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-120636),
as filed on February 23, 2005.
(4.4)	Paid-Up Annuity Endorsement 149854-08 to Contract TSA-T [Form 40064 11-04]
• Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-4 (File No. 333-120636), as filed on April 16, 2009.
(4.5)	Contract IRA/NQ-M [Form 40065 11-04] • Incorporated by reference to Pre-
Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
120636), as filed on February 23, 2005.
(4.6)	Contract IRA/NQ-T [Form 40066 11-04] • Incorporated by reference to Pre-
Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
120636), as filed on February 23, 2005.
(4.7)	Return of Purchase Payment Death Benefit Rider [Form 40069 05-05] •
Incorporated by reference to Pre-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-120636), as filed on February 23, 2005.
(4.8)	Annual Stepped Up Death Benefit Rider [Form 40070 05-05] • Incorporated by
reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-
4 (File No. 333-120636), as filed on February 23, 2005.
(4.9)	Living Benefit Rider [Form 40074 11-04 Schedule] • Incorporated by reference to
Pre-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
333-120636), as filed on April 20, 2006.
(4.10)	MGAB Rider [Form 40074 11-04] • Incorporated by reference to Pre-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-120636),
as filed on April 20, 2006.

(4.11)	Living Benefit Rider [Form 40075 11-04 Schedule] • Incorporated by reference to
Pre-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
333-120636), as filed on April 20, 2006.
(4.12)	MGWB Rider [Form 40075 11-04] • Incorporated by reference to Pre-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-120636),
as filed on April 20, 2006.
(4.13)	Fixed Account D Rider [Form 40071 12-05] • Incorporated by reference to Post-
Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-
120636), as filed on April 16, 2007.
(4.14)	Dollar Cost Averaging (DCA) Fixed Account Rider [Form 40073 12-05] •
Incorporated by reference to Post-Effective Amendment No. 7 to Registration
Statement on Form N-4 (File No. 333-120636), as filed on April 16, 2007.
(5.1)	Contract Application • Incorporated by reference to Pre-Effective Amendment No.
2 to Registration Statement on Form N-4 (File No. 333-120636), as filed on
February 23, 2005.
(6.1)	Amended Articles of Incorporation of Depositor • Incorporated by reference to the
Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-
18517), as filed on December 23, 1996.
(6.2)	Amended Bylaws of Depositor • Incorporated by reference to the Form S-6
Registration Statement of Select-Life Variable Account (File No. 333-18517), as
filed on December 23, 1996.
(7)	Not applicable
(8.1)	Fund Participation Agreement dated as of April 30, 2003 among Golden American
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company,
Southland Life Insurance Company, ING Life Insurance and Annuity Company,
ING Insurance Company of America, American Funds Insurance Series and
Capital Research and Management Company • Incorporated by Reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-
105319), as filed on July 17, 2003.
(8.2)	Business Agreement dated April 30, 2003 by and among Golden American Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company, Southland
Life Insurance Company, ING Life Insurance and Annuity Company, ING
Insurance Company of America, ING American Equities, Inc., Directed Services,
Inc., American Funds Distributors, Inc. and Capital Research and Management
Company and amended on January 1, 2008 • Incorporated by Reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-
105319), as filed on July 17, 2003, and by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-6 (File No. 333-153338), as filed on
November 14, 2008.

(8.3)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. • Incorporated by reference to Post-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on June 15, 2007.
(8.4)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc. and amended on June
5, 2007 • Incorporated by reference to Post-Effective Amendment No. 17 to
Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1,
2007, and by reference to Pre-Effective Amendment No. 1 (File No. 333-139695),
as filed on July 6, 2007.
(8.5)	Amendment No. 2 dated November 17, 2011 to Amended and Restated
Participation Agreement dated December 30, 2005 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors,
Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. and amended on June 5, 2007 •
Incorporated by reference to Post-Effective Amendment No. 59 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.
(8.6)	Amended and Restated Administrative Services Agreement executed as of October
3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and
Annuity Company, ING Insurance Company of America, ING USA Annuity and
Life Insurance Company and ReliaStar Life Insurance Company • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form
N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.7)	Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York • Incorporated by reference to Post-Effective
Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on April 3, 2012.

(8.8)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company and ReliaStar Life Insurance Company of New York • Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.9)	Participation Agreement made and entered into as of April 30, 2003 among The
GCG Trust (Renamed ING Investors Trust effective May 1, 2003), ReliaStar Life
Insurance Company and Directed Services, Inc. • Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
333-100207), as filed on February 20, 2004.
(8.10)	Participation Agreement dated December 6, 2001 by and among Portfolio Partners,
Inc. (renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (renamed ING Life Insurance and Annuity Company effective
May 1, 2002), ReliaStar Life Insurance Company and Aetna Investment Services,
LLC (renamed ING Financial Advisers, LLC effective May 1, 2002) and amended on March 26, 2002, October 1, 2002, May 1, 2003, November 1, 2004, April 29,
2005, August 31, 2005, December 7, 2005 and April 28, 2006 • Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on Form
N-4 (File No. 333-100207), as filed on October 24, 2002, and by reference to Post-
Effective Amendment No. 11 to Registration Statement on Form N-1A (File No.
333-32575), as filed on April 30, 2003, and by reference to Pre-Effective
Amendment No. 2 (File No. 333-120636), as filed on February 23, 2005, and by reference to Post-Effective Amendment No. 12 (File No.333-100207), as filed on
December 21, 2006.
(8.11)	Service Agreement and Contract with Investment Adviser effective as of December
6, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company in connection with the sale of shares of ING Partners, Inc. •
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.
(8.12)	Shareholder Servicing Agreement (Service Class Shares) dated as of December 6,
2001, by and between ReliaStar Life Insurance Company and Portfolio Partners,
Inc. (renamed ING Partners, Inc. effective May 1, 2002) and amended on March
26, 2002, May 1, 2003, November 1, 2004, April 29, 2005, December 7, 2005 and
April 28, 2006 • Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-6 (File No. 333-105319), as filed on November
24, 2003, and by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6 (File No. 333-92000), as filed on April 17, 2003, and by reference to Post-Effective Amendment No. 11 to Registration Statement on Form
N-6 (File No. 333-69431), as filed on March 1, 2007,and by reference to Post-
Effective Amendment No. 6 (File No. 333-120636), as filed on December 21,
2006.

(8.13)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. and amended on November 9, 1998, December 31,
1999, February 11, 2000, May 1, 2000, February 27, 2001 and June 19, 2001 •
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
56297), as filed on June 8, 1998, and by reference to Post-Effective Amendment
No. 2 (File No. 333-56297), as filed on December 14, 1998, and by reference to
Post-Effective Amendment No. 19 (File No. 333-01107), as filed on February 16,
2000, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107),
as filed on April 4. 2000, and by reference to Post-Effective Amendment No. 24
(File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective
Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.
(8.14)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series and amended on November
4, 1998, February 11, 2000, May 1, 2000 and June 26, 2001 • Incorporated by
reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on
June 8, 1998, and by reference to Post-Effective Amendment No. 2 (File No. 333-
56297), as filed on December 14, 1998, and by reference to Post-Effective
Amendment No. 20 (File No. 333-01107), as filed on April 4, 2000, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on
April 13, 2004.
(8.15)	Participation Agreement dated as of May 1, 2001 between Pilgrim Variable
Products Trust (renamed ING Variable Products Trust), ReliaStar Life Insurance
Company and ING Pilgrim Securities, Inc. (renamed ING Funds Distributor, LLC)
and amended on August 30, 2002 • Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-90474),
as filed on April 26, 2002, and by reference to Post-Effective Amendment No. 4
(File No. 333-100207), as filed on April 22, 2003.
(8.16)	Administrative and Shareholder Services Agreement dated May 1, 2001 by and between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products
Trust) and ReliaStar Life Insurance Company • Incorporated by reference to Post-
Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on April 22, 2003.

(8.17)	Participation Agreement made and entered into as of May 1, 2002 among ING
Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributors, Inc. and amended on October 15, 2002 (effective as of October 1,
2002) • Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31,
2002.
(8.18)	Participation Agreement made and entered into as of May 1, 2002 among ReliaStar
Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc.
and amended on July 15, 2003 • Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form S-6 (File No. 333-47094), as
filed on September 17, 2002, and by reference to Post-Effective Amendment No.
18 to Registration Statement on Form N-6 (File No. 033-57244), as filed on
February 9, 2004.
(8.19)	Participation Agreement made and entered into as of December 1, 2002 among
ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company and
ING Funds Distributors, Inc. • Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-100207),
as filed on October 31, 2002.
(8.20)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.21)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett
Series Fund, Inc. and Aetna Life Insurance and Annuity Company and amended on
April 30, 2009 (effective as of May 1, 2005) • Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No.
333-01107), as filed on October 26, 2001, and by reference to Post-Effective
Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.
(8.22)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and
Aetna Life Insurance and Annuity Company and amended on April 30, 2009
(effective as of May 1, 2005) • Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107),
as filed on October 26, 2001, and by reference to Post-Effective Amendment No.
56 (File No. 333-01107), as filed on December 18, 2009.

(8.23)	Rule 22c-2 Agreement effective as of April 16, 2007 and operational on October
16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.
(8.24)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company, Oppenheimer Variable Annuity Account Funds and
OppenheimerFunds, Inc. and amended on December 1, 1999, May 1, 2004 and
August 15, 2007 • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16,
1997, and by reference to Post-Effective Amendment No. 19 (File No. 333-01107),
as filed on February 16, 2000, and by reference to Post-Effective Amendment No.
39 (File No. 033-75988), as filed on April 11, 2007, and by reference to Post-
Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.
(8.25)	Service Agreement effective as of March 11, 1997 between OppenheimerFunds,
Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to
Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File
No. 033-34370), as filed on April 16, 1997.
(8.26)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. • Incorporated by reference to Pre-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on June 15, 2007.
(8.27)	Novation of and Amendment to Participation Agreement dated as of January 26,
2011 and effective as of February 14, 2011 by and among Allianz Global Investors
Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance
Company of New York • Incorporated by reference to Post-Effective Amendment
No. 14 to Registration Statement on Form N-4 (File No. 333-105479), as filed on
April 3, 2012.

(8.28)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC (renamed Allianz Global Investors Distributors
LLC) and amended on August 15, 2007 • Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005, and by reference to Post-Effective
Amendment No. 51 (File No. 333-01107), as filed on May 23, 2008.
(8.29)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company and amended on August 15, 2007 • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 11, 2005, and by reference to Post-Effective
Amendment No. 51 (File No. 333-01107), as filed on May 23, 2008.
(8.30)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company and amended on August 15, 2007
• Incorporated by reference to Post-Effective Amendment No. 38 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005, and by reference to Post-Effective Amendment No. 51 (File No. 333-01107), as filed on
May 23, 2008.
(8.31)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.32)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. and
amended on May 1, 2004 and August 15, 2007 • Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No.
333-01107), as filed on October 26, 2001, and by reference to Post-Effective
Amendment No. 40 (File No. 033-75962), as filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on
February 15, 2008.

(8.33)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.34)	Fund Participation Agreement effective as of May 1, 2004 between Wanger
Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and
Annuity Company, and ReliaStar Life Insurance Company and amended on May 7,
2007 • Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005, and by reference to Post-Effective Amendment No. 53 (File No. 333-01107),
as filed on August 18, 2008.
(8.35)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company • Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.36)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No.
3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July
27, 2007.
(9)	Consent and Opinion of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	No Financial Statements are omitted from Item 23
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Principal Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor

Patrick G. Flynn	Amstelveenseweg 500	Director and Chairman
1081 KL Amsterdam
The Netherlands

Donald W. Britton	20 Washington Avenue South	Director and President
Minneapolis, Minnesota 55401

Mary (Maliz) E. Beams	One Orange Way	Director
Windsor, CT 06095-4774
Alain M. Karaoglan	230 Park Avenue	Director
New York, NY 10169
Robert G. Leary	230 Park Avenue	Director
New York, NY 10169

Rodney O. Martin	230 Park Avenue	Director
New York, NY 10169
Michael S. Smith	1475 Dunwoody Drive	Director
West Chester, PA 19380

Ewout L. Steenbergen	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Financial Officer

Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

Ralph Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Mark B. Kaye	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, Minnesota 55401

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

Prakash Shimpi	230 Park Avenue	Senior Vice President
New York, NY 10169

Chad M. Eslinger	2000 21st Avenue NW	Vice President and Chief Compliance
	Minot, ND 58703	Officer

Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

*	These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 7 to Registration
Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver
Insurance Company (File No. 333-147534), as filed with the Securities and Exchange
Commission on April 3, 2012.

Item 27. Number of Contract Owners

As of February 29, 2012, there were 42,122 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.

Item 28. Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company (“ReliaStar Life”) indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of
ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, ING America
Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc.
and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a.
“Financial Institutional Bond”).

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING
Life Insurance and Annuity Company (ILIAC), Variable Annuity Account C of
ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of
ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940
Act) . ING Financial Advisers, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable
Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act),
(iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act) (v) ReliaStar Life Insurance Company of New
York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York
Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York
Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York
Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter

Ronald R. Barhorst	One Orange Way	Director and President
Windsor, CT 06095-4774

Brian D. Comer	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774

Karl S. Lindberg	909 Locust Street	Director
Des Moines, IA 50309

Name	Principal Business Address	Positions and Offices with Underwriter

Carol Stern	4550 North Park Avenue	Director
Chevy Chase, MD 20815

Ida I. Colón-Perez	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774
Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774

Brian Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774

Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

William S. Jasien	12701 Fair Lakes Circle, Suite 470	Senior Vice President
Fairfax, VA 22033

M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661

Nancy B. Boccella	One Orange Way	Vice President
Windsor, CT 06095-4774

Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774

Anthony V. Camp, Jr.	One Orange Way	Vice President
Windsor, CT 06095-4774

Mary K. Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

Christopher Cokinis	909 Locust Street	Vice President
Des Moines, IA 50309

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Vice President, Tax
Atlanta, GA 30327-4390

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

David Kaherl	One Orange Way	Vice President
Windsor, CT 06095-4774

David A. Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Underwriter

Barbara J. Kesterson	909 Locust Street	Vice President
Des Moines, IA 50309

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

Katherine E. Lewis	10700 West Research Drive	Vice President
Suite 190
Milwaukee, WI 53226

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Frederick C. Litow	5780 Powers Ferry Road, N.W.	Vice President
Atlanta, GA 30327-4390

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Brian J. Murphy	One Orange Way	Vice President
Windsor, CT 06095-4774

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Vice President and Treasurer
Atlanta, GA 30327-4390

Ethel Pippin	One Orange Way	Vice President
Windsor, CT 06095-4774

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Christina Rust	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

Christina M. Starks	2000 21st Avenue NW	Vice President
Minot, North Dakota 58703

Terran Titus	One Orange Way	Vice President
Windsor, CT 06095-4774

S. Bradford Vaughan, Jr.	520 Pike Street, Suite 2510	Vice President
Seattle, WA 98101

Judeen T. Wrinn	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy S. Stillman	One Orange Way	Assistant Vice President
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Underwriter

Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Jennifer M. Ogren	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Barry Eidex	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

Terry L. Owens	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial				$5,854,292.77
Advisers, LLC

*	Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company 20 Washington Avenue South Minneapolis, Minnesota 55401

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)	The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28,
1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American
Council of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)	The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of
Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration
Statement on Form N-4 (File No. 333-120636) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of
Connecticut, on the 9th day of April, 2012.

SEPARATE ACCOUNT N OF RELIASTAR LIFE
INSURANCE COMPANY
(Registrant)

	By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

	By:	Donald W. Britton*
Donald W. Britton
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature		Title	Date

Donald W. Britton*		Director and President	)
Donald W. Britton	(principal executive officer))
)
Patrick G. Flynn*		Director and Chairman	) April
Patrick G. Flynn			) 9, 2012
)
Mary (Maliz) E. Beams*		Director	)
Mary (Maliz) E. Beams			)
)
Alain M. Karaoglan*		Director	)
Alain M. Karaoglan			)
)
Robert G. Leary*		Director	)
Robert G. Leary			)
)

Rodney O. Martin*	Director	)
Rodney O. Martin		)
)
Michael S. Smith*	Director	)
Michael S. Smith		)
)
Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial	)
Ewout L. Steenbergen	Officer	)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ J. Neil McMurdie J. Neil McMurdie *Attorney-in-Fact

SEPARATE ACCOUNT N EXHIBIT INDEX
Exhibit No.	Exhibit
24(b)(9)	Consent and Opinion of Counsel	______
24(b)(10)	Consent of Independent Registered Public Accounting Firm	______
24(b)(13)	Powers of Attorney	______